UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO Global Multi-Asset Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	3,416,193	$37,817
PIMCO CommodityRealReturn Strategy Fund®	1,798,676	11,817
PIMCO Convertible Fund	1,263,619	17,691
PIMCO Credit Absolute Return Fund	1,102,739	11,799
PIMCO Diversified Income Fund	5,897,261	71,711
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	10,897,115	109,952
PIMCO Emerging Local Bond Fund	9,569,138	103,729
PIMCO Emerging Markets Bond Fund	4,492,121	54,804
PIMCO Emerging Markets Corporate Bond Fund	1,393,430	16,916
PIMCO Emerging Markets Currency Fund	9,574,572	101,012
PIMCO EqS® Dividend Fund	260,707	3,115
PIMCO EqS® Long/Short Fund	508,578	5,371
PIMCO EqS Pathfinder Fund®	2,415,493	26,281
PIMCO Floating Income Fund	8,744,224	78,173
PIMCO Foreign Bond Fund (Unhedged)	3,064,019	31,896
PIMCO Fundamental Advantage Absolute Return Strategy Fund	11,113,019	49,564
PIMCO Fundamental IndexPLUS® AR Fund	388,358	2,551
PIMCO Global Advantage® Strategy Bond Fund	3,452,770	39,914
PIMCO High Yield Fund	9,719,330	94,375
PIMCO High Yield Spectrum Fund	6,421,827	71,025
PIMCO Income Fund	11,963,679	150,025
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,206,902	58,630
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	228,022	1,544
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	822,742	6,179
PIMCO Investment Grade Corporate Bond Fund	3,845,491	42,839
PIMCO Long Duration Total Return Fund	3,039,676	35,959
PIMCO Long-Term Credit Fund	3,819,272	49,689
PIMCO Long-Term U.S. Government Fund	1,300,863	14,023
PIMCO Low Duration Fund	1,394	15
PIMCO Real Return Asset Fund	192,231	1,863
PIMCO Real Return Fund	532	7
PIMCO RealEstateRealReturn Strategy Fund	2,502,853	13,015
PIMCO Senior Floating Rate Fund	3,141,075	32,510
PIMCO Short-Term Fund	13,945	138
PIMCO Small Cap StocksPLUS® AR Fund	117,552	1,061
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	733,795	9,664
PIMCO StocksPLUS® Absolute Return Fund	322,547	3,200
PIMCO StocksPLUS® Fund	29	0
PIMCO Total Return Fund	2,354,893	26,469
PIMCO Unconstrained Bond Fund	5,851,084	67,580
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,712,598	57,126

Total Mutual Funds (Cost $1,423,731)		1,511,049

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	20,000	1,080

Total Exchange-Traded Funds (Cost $1,076)		1,080

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$541	541

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $555. Repurchase proceeds are $541.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.1%
PIMCO Short-Term Floating NAV Portfolio	80,651	807

Total Short-Term Instruments (Cost $1,348)		1,348

Total Investments 100.1% (Cost $1,426,155)		$1,513,477
Other Assets and Liabilities (Net) (0.1%)		(1,995)

Net Assets 100.0%		$1,511,482

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Mutual Funds	$ 1,511,049	$0	$0	$1,511,049
Exchange-Traded Funds	1,080	0	0	1,080
Short-Term Instruments
Repurchase Agreements	0	541	0	541
Central Funds Used for Cash Management Purposes	807	0	0	807
	$ 1,512,936	$541	$0	$1,513,477

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
NRG Energy, Inc.
3.250% due 07/01/2018		$983	$997
Springleaf Financial Funding Co.
5.500% due 05/10/2017		3,800	3,832

Total Bank Loan Obligations (Cost $4,769)			4,829

CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 6.2%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	761
Ally Financial, Inc.
3.680% due 06/20/2014		3,100	3,187
ANZ New Zealand International Ltd.
0.730% due 08/19/2014		1,000	1,005
BPCE S.A.
2.375% due 10/04/2013		600	606
Commonwealth Bank of Australia
0.560% due 09/17/2014		15,800	15,871
0.725% due 07/12/2013		8,900	8,911
Dexia Credit Local S.A.
0.781% due 04/29/2014		7,900	7,852
Eksportfinans ASA
2.375% due 05/25/2016		800	762
International Lease Finance Corp.
5.625% due 09/20/2013		400	408
Morgan Stanley
2.792% due 05/14/2013		3,100	3,108
NIBC Bank NV
2.800% due 12/02/2014		1,260	1,310
Turkiye Garanti Bankasi A/S
2.802% due 04/20/2016		500	500
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,562

			45,843

INDUSTRIALS 0.6%
Boston Scientific Corp.
5.450% due 06/15/2014		500	526
Cardinal Health, Inc.
6.000% due 06/15/2017		400	467
NXP BV
2.945% due 10/15/2013	EUR	1,007	1,298
Office Depot, Inc.
6.250% due 08/15/2013		$304	310
Rexam PLC
6.750% due 06/01/2013		400	407
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,174

			4,182

Total Corporate Bonds & Notes (Cost $49,610)			50,025

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	86

Total Municipal Bonds & Notes (Cost $94)			86

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
0.554% due 05/25/2042		9	9
0.884% due 02/25/2041		1,646	1,660
1.378% due 10/01/2044		11	11
2.492% due 11/01/2034		70	75
2.600% due 05/02/2022		1,000	1,002
2.640% due 05/25/2035		92	97
5.083% due 07/01/2035		49	53
5.304% due 01/01/2036		281	303
5.331% due 11/01/2035		108	115
Freddie Mac
0.433% due 02/15/2019		419	420

0.464% due 08/25/2031	2	2
0.653% due 08/15/2033 - 09/15/2042	4,223	4,263
1.375% due 02/25/2045	124	120
2.225% due 07/01/2036	336	358
2.367% due 01/01/2034	11	12
2.500% due 10/02/2019 (e)(g)	3,700	3,814
2.603% due 09/01/2036	317	337
2.690% due 10/01/2036	222	238
Ginnie Mae
0.503% due 03/20/2037	2,043	2,051
NCUA Guaranteed Notes
0.653% due 10/07/2020	947	950
0.763% due 12/08/2020	1,467	1,473
Small Business Administration
5.510% due 11/01/2027	576	663

Total U.S. Government Agencies (Cost $17,790)		18,026

U.S. TREASURY OBLIGATIONS 97.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(g)(h)	88,884	94,502
0.125% due 04/15/2017 (e)	12,687	13,694
0.125% due 01/15/2022 (e)(h)(i)	23,834	25,971
0.125% due 07/15/2022 (e)(g)(i)	56,934	62,143
0.125% due 01/15/2023 (e)	13,784	14,902
0.500% due 04/15/2015 (e)(g)(i)	26,913	28,286
0.625% due 07/15/2021 (e)	68,894	78,927
0.625% due 02/15/2043 (e)	3,108	3,134
0.750% due 02/15/2042 (e)	204	214
1.125% due 01/15/2021 (e)	24,080	28,428
1.250% due 04/15/2014 (g)	27,200	28,114
1.250% due 07/15/2020 (e)(h)	51,838	62,002
1.375% due 07/15/2018 (e)	4,276	5,015
1.375% due 01/15/2020 (e)	26,438	31,534
1.625% due 01/15/2015 (e)	20,042	21,390
1.750% due 01/15/2028 (e)	990	1,262
1.875% due 07/15/2015 (e)	2,726	2,992
1.875% due 07/15/2019 (e)	25,858	31,699
2.000% due 07/15/2014 (e)	25,438	26,939
2.000% due 01/15/2016 (h)(i)	34,924	38,948
2.000% due 01/15/2016 (e)	12,761	14,232
2.000% due 01/15/2026 (e)	1,278	1,667
2.125% due 01/15/2019 (e)	2,577	3,147
2.375% due 01/15/2017 (e)	20,804	24,285
2.375% due 01/15/2025 (e)	1,468	1,975
2.625% due 07/15/2017 (e)	111	134
2.625% due 07/15/2017 (g)	16,665	20,068
3.875% due 04/15/2029	140	228
U.S. Treasury Notes
0.125% due 12/31/2013 (g)	22,300	22,301
0.250% due 11/30/2013	1,100	1,101
0.250% due 01/31/2014	5,251	5,256
0.250% due 02/28/2014	2,400	2,402
0.250% due 03/31/2014	4,300	4,304
0.500% due 11/15/2013	100	100
0.750% due 12/15/2013	100	101
1.000% due 01/15/2014 (g)	7,590	7,642
1.250% due 02/15/2014	2,900	2,928
1.500% due 12/31/2013	100	101
1.750% due 01/31/2014	900	912
1.875% due 02/28/2014	4,000	4,063

Total U.S. Treasury Obligations (Cost $710,177)		717,043

MORTGAGE-BACKED SECURITIES 6.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058	660	679
Banc of America Commercial Mortgage Trust
0.372% due 06/10/2049	14	14
5.623% due 06/10/2049	14	14
Banc of America Large Loan Trust
2.503% due 11/15/2015	5,973	6,022
Banc of America Mortgage Trust
3.126% due 06/25/2035	281	264
4.878% due 11/25/2034	142	141
Banc of America Re-REMIC Trust
5.614% due 06/24/2050	300	340
BCAP LLC Trust
5.250% due 08/26/2037	2,114	2,248
5.575% due 03/26/2037	600	569
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	49	50
2.320% due 08/25/2035	92	94
2.600% due 03/25/2035	161	162

2.793% due 03/25/2035		46	46
2.821% due 03/25/2035		174	163
3.006% due 01/25/2035		521	499
3.123% due 01/25/2035		679	677
Bear Stearns Structured Products, Inc.
2.735% due 12/26/2046		16	11
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		108	108
2.340% due 09/25/2035		118	116
2.570% due 10/25/2035		958	943
3.111% due 09/25/2037 ^		799	650
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		2,694	2,175
0.398% due 12/20/2046		2,285	1,473
6.000% due 02/25/2037 ^		367	272
Countrywide Home Loan Mortgage Pass-Through Trust
2.927% due 11/19/2033		8	8
3.057% due 08/25/2034		67	59
Credit Suisse Mortgage Capital Certificates
0.433% due 10/15/2021		1,391	1,376
5.383% due 02/15/2040		400	441
5.467% due 09/18/2039		980	1,105
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,225
First Horizon Alternative Mortgage Securities
2.497% due 06/25/2034		27	27
Granite Mortgages PLC
0.887% due 09/20/2044	GBP	282	423
Greenpoint Mortgage Funding Trust
0.474% due 11/25/2045		$14	11
GS Mortgage Securities Corp.
1.103% due 03/06/2020		193	194
1.260% due 03/06/2020		300	301
3.849% due 12/10/2043		3,395	3,662
GSR Mortgage Loan Trust
3.033% due 01/25/2035		143	141
Harborview Mortgage Loan Trust
0.443% due 03/19/2036		80	54
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	3,756	4,859
Indymac Mortgage Loan Trust
2.985% due 11/25/2035 ^		$359	319
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		77	79
JPMorgan Mortgage Trust
3.050% due 07/25/2035		122	124
3.100% due 08/25/2035		163	162
4.863% due 02/25/2035		318	323
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	231
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		100	104
Mellon Residential Funding Corp.
0.943% due 09/15/2030		310	302
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035		350	346
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	116
Morgan Stanley Capital Trust
5.889% due 06/11/2049		25	29
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		612	629
Permanent Master Issuer PLC
1.495% due 07/15/2042	EUR	400	517
Residential Accredit Loans, Inc. Trust
0.454% due 08/25/2037		$1,945	1,373
1.537% due 09/25/2045		237	192
Royal Bank of Scotland Capital Funding Trust
6.005% due 12/16/2049		600	710
Sequoia Mortgage Trust
0.403% due 07/20/2036		634	565
Structured Adjustable Rate Mortgage Loan Trust
1.578% due 01/25/2035		22	17
2.586% due 02/25/2034		39	39
5.500% due 12/25/2034		277	272
Structured Asset Mortgage Investments, Inc.
0.863% due 10/19/2034		35	35
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,676
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		528	520
5.088% due 08/15/2041		300	313
WaMu Mortgage Pass-Through Certificates
0.947% due 05/25/2047		382	324

2.898% due 12/25/2035		370	355
5.297% due 08/25/2035		88	88
Wells Fargo Mortgage-Backed Securities Trust
2.767% due 03/25/2036		371	366
5.007% due 06/25/2033		161	160

Total Mortgage-Backed Securities (Cost $44,488)			46,902

ASSET-BACKED SECURITIES 5.3%
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		176	175
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	757	949
Ares CLO Ltd.
0.508% due 03/12/2018		$481	477
Carrington Mortgage Loan Trust
0.524% due 10/25/2035		60	59
Citibank Omni Master Trust
2.953% due 08/15/2018		6,100	6,316
Commercial Industrial Finance Corp.
0.547% due 03/01/2021		1,300	1,282
0.552% due 05/10/2021		4,600	4,504
Countrywide Asset-Backed Certificates
0.384% due 07/25/2036		1,272	1,237
0.454% due 04/25/2036		173	168
5.085% due 04/25/2036		1,423	1,459
Credit-Based Asset Servicing and Securitization LLC
0.324% due 07/25/2037		23	12
Cumberland CLO Ltd.
0.542% due 11/10/2019		397	397
Duane Street CLO Ltd.
0.543% due 11/08/2017		170	170
First Franklin Mortgage Loan Trust
0.544% due 11/25/2035		4,522	4,392
0.584% due 09/25/2035		1,976	1,949
GSAMP Trust
0.274% due 12/25/2036		81	40
Harvest CLO S.A.
0.827% due 03/29/2017	EUR	105	134
Landmark CDO Ltd.
0.587% due 06/01/2017		$438	435
LCM Ltd.
0.512% due 03/21/2019		1,500	1,477
Magi Funding PLC
0.671% due 04/11/2021	EUR	471	591
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$185	147
Nelnet Student Loan Trust
1.001% due 07/25/2018		130	131
North Carolina State Education Assistance Authority
0.751% due 10/26/2020		1,017	1,018
Penta CLO S.A.
0.564% due 06/04/2024	EUR	1,162	1,412
SLM Student Loan Trust
0.341% due 04/25/2019		$2,200	2,184
1.801% due 04/25/2023		4,665	4,858
1.853% due 12/15/2017		189	190
2.350% due 04/15/2039		600	603
Specialty Underwriting & Residential Finance
0.264% due 01/25/2038		51	49
Structured Asset Securities Corp.
1.704% due 04/25/2035		611	567
Symphony CLO Ltd.
0.530% due 05/15/2019		700	692
Wind River CLO Ltd.
0.610% due 12/19/2016		133	132
Wood Street CLO BV
0.587% due 03/29/2021	EUR	179	225

Total Asset-Backed Securities (Cost $36,958)			38,431

SOVEREIGN ISSUES 6.2%
Australia Government Bond
5.500% due 01/21/2018	AUD	700	809
5.500% due 04/21/2023		100	122
Australia Government CPI Linked Bond
2.500% due 09/20/2030		500	679
4.000% due 08/20/2020		1,700	3,397
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	1,259	1,601
4.250% due 12/01/2021 (b)(h)		4,234	5,879
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	894	1,106
2.100% due 09/15/2016 (b)		8,255	10,783

New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,521
2.750% due 11/20/2025		5,500	7,468
United Kingdom Gilt
0.125% due 03/22/2044 (b)	GBP	608	1,016
1.250% due 11/22/2032 (b)		1,132	2,371
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		1,600	8,595

Total Sovereign Issues (Cost $44,244)			45,347

SHORT-TERM INSTRUMENTS 54.5%
CERTIFICATES OF DEPOSIT 1.2%
Bank of Nova Scotia
0.510% due 03/27/2014		$550	551
Dexia Credit Local S.A.
1.400% due 09/20/2013		4,100	4,112
1.700% due 09/06/2013		4,000	4,016

			8,679

COMMERCIAL PAPER 3.0%
Abbey National Treasury Services PLC
1.019% due 04/03/2013		2,600	2,600
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		1,900	1,884
Santander S.A.
0.995% due 04/02/2013		300	300
2.200% due 04/02/2013		3,800	3,800
Standard Chartered Bank
0.950% due 10/01/2013		6,300	6,290
Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013		7,300	7,300

			22,174

REPURCHASE AGREEMENTS 1.9%
Banc of America Securities LLC
0.210% due 04/01/2013		1,300	1,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $1,330. Repurchase proceeds are $1,300.)
Citigroup Global Markets, Inc.
0.200% due 04/01/2013		300	300
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 06/30/2014 valued at $306. Repurchase proceeds are $300)
0.220% due 04/01/2013		12,500	12,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $12,765. Repurchase proceeds are $12,500)

			14,100

SHORT-TERM NOTES 0.6%
Freddie Mac
0.142% due 10/08/2013 - 10/10/2013		2,600	2,599
0.162% due 01/15/2014 - 02/04/2014		2,000	1,998

			4,597

ITALY TREASURY BILLS 0.9%
1.729% due 09/13/2013 (a)	EUR	5,100	6,514

U.S. TREASURY BILLS 1.0%
0.128% due 04/18/2013 - 02/06/2014 (a)(g)(i)		$7,335	7,330

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 45.9%
PIMCO Short-Term Floating NAV Portfolio		33,559,332	335,828

Total Short-Term Instruments (Cost $399,130)			399,222

PURCHASED OPTIONS (k) 0.0%
(Cost $1,408)			352

Total Investments 180.3% (Cost $1,308,668)			$1,320,263
Written Options (l) (0.1%) (Premiums $2,568)			(847)
Other Assets and Liabilities (Net) (80.2%)			(587,157)

Net Assets 100.0%			$732,259

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $360,321 at a weighted average interest rate of 0.229%.

(e)	Securities with an aggregate market value of $602,426 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(f)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BPS	0.210%	02/14/2013	08/12/2013	$94,676	$(95,694)
BRC	0.269%	03/20/2013	04/08/2013	4	(4)
	0.270%	03/20/2013	04/08/2013	113	(114)
GLM	0.233%	03/19/2013	04/10/2013	834	(824)
	0.250%	03/18/2013	04/11/2013	8,703	(8,721)
	0.270%	03/19/2013	04/05/2013	15,293	(15,303)
MSC	0.160%	02/06/2013	04/10/2013	3,304	(3,306)
	0.200%	02/28/2013	04/10/2013	4,454	(4,460)
	0.230%	03/08/2013	04/03/2013	22,751	(22,759)
	0.250%	03/07/2013	04/01/2013	1,742	(1,743)
	0.290%	03/18/2013	04/05/2013	317,034	(317,254)
TDM	0.140%	02/08/2013	04/01/2013	20,398	(20,402)
	0.190%	01/23/2013	04/08/2013	90,143	(90,204)
	0.190%	02/05/2013	05/07/2013	16,706	(16,770)
	0.230%	03/19/2013	04/10/2013	2,217	(2,220)

					$(599,778)

(1)	Payable for sale-buyback financing transactions includes $1,274 of deferred price drop on sale-buyback financing transactions.

(g)	Securities with an aggregate market value of $1,900 and cash of $36 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	213	$40
90-Day Eurodollar September Futures	Long	09/2015	103	21
Brent Crude December Futures	Short	11/2013	75	(139)
Brent Crude December Futures	Short	11/2014	46	(63)
Corn December Futures	Long	12/2013	44	(47)
Corn May Futures	Short	05/2013	16	(6)
Corn September Futures	Short	09/2013	44	47
Euro-Mill Wheat November Futures	Long	11/2013	16	(32)
Gas Oil April Futures	Long	04/2013	20	(87)
Gas Oil August Futures	Long	08/2013	20	(45)
Gas Oil June Futures	Short	06/2013	40	123
Gold 100 oz. June Futures	Long	06/2013	30	(36)
Hard Red Winter Wheat May Futures	Long	05/2013	28	(62)
Hard Red Winter Wheat May Futures	Short	05/2013	28	59
Natural Gas May Futures	Short	04/2013	132	(616)
Natural Gas October Futures	Long	09/2013	132	497
Platinum July Futures	Long	07/2013	16	1
Soybean May Futures	Long	05/2013	20	(79)
Wheat July Futures	Short	07/2013	22	36
Wheat May Futures	Long	05/2013	23	(46)
Wheat May Futures	Short	05/2013	6	8
WTI Crude December Futures	Long	11/2013	75	271
WTI Crude December Futures	Long	11/2014	46	91

				$(64)

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $1,713 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$18,600	$1,070	$(45)

(i)	Securities with an aggregate market value of $801 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(j)	OTC swap agreements outstanding as of March 31, 2013:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	2H13 GOCO Index	$17.600	12/31/2013	MYC	6,000	$8	$0	$8
Pay	2H13 GOCO Index	17.675	12/31/2013	MYC	24,000	34	0	34
Pay	2H13 GOCO Index	18.100	12/31/2013	CBK	6,000	11	0	11
Pay	2H13 LSFOCO Index	7.200	12/31/2013	CBK	6,000	7	0	7
Pay	2H13 LSFOCO Index	6.800	12/31/2013	MYC	6,000	9	0	9
Pay	2H13 LSFOCO Index	6.525	12/31/2013	MYC	24,000	43	0	43
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	1,800	0	0	0
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	4,800	1	0	1
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	1,800	1	0	1
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	3,600	1	0	1
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	4,800	2	0	2
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	4,800	0	0	0
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	4,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	3,600	3	0	3
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(177)	0	(177)

						$(54)	$0	$(54)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.450%	$400	$(3)	$0	$(3)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.372%	1,000	(25)	(24)	(1)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.091%	400	(1)	0	(1)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.169%	1,000	(17)	0	(17)

							$(46)	$(24)	$(22)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.611%		$1,800	$(73)	$(60)	$(13)
Nokia OYJ	GST	5.000%	09/20/2014	2.132%	EUR	700	39	(77)	116

							$(34)	$(137)	$103

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	3,000	$61	$21	$40
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	CBK		2,000	52	6	46
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		600	12	4	8
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		300	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		300	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		1,200	16	1	15
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		300	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		500	4	(2)	6
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		300	3	1	2
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		600	5	2	3
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		1,800	24	(17)	41
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		500	7	(5)	12
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		500	7	(5)	12
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	100	0	0	0
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		16,700	(21)	(44)	23
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		8,500	15	11	4
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		9,700	(6)	(16)	10
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		10,100	8	(2)	10
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		17,700	22	13	9
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		9,000	68	54	14
Pay	1-Year BRL-CDI	8.150%	01/02/2017	UAG		13,100	(153)	0	(153)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		800	(8)	(1)	(7)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		10,300	(95)	13	(108)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM		$2,900	(7)	0	(7)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		8,700	4	20	(16)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,600	35	18	17
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,800	25	15	10

							$90	$87	$3

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ENHGD84T Index	242,430	3-Month U.S. Treasury Bill rate plus a specified spread	$60,645	08/15/2013	BOA	$(508)
Receive	CVICSTR3 Index	42,789	3-Month U.S. Treasury Bill rate plus a specified spread	12,775	08/15/2013	CBK	(113)
Receive	DJUBSTR Index	188,790	3-Month U.S. Treasury Bill rate plus a specified spread	52,572	08/15/2013	DUB	(459)
Receive	DJUBSTR Index	240,642	3-Month U.S. Treasury Bill rate plus a specified spread	67,011	08/15/2013	FBF	(584)
Receive	MLCIPP2T Index	185,666	3-Month U.S. Treasury Bill rate plus a specified spread	65,970	08/15/2013	GLM	(553)
Receive	DJUBSTR Index	301,880	3-Month U.S. Treasury Bill rate plus a specified spread	84,063	08/15/2013	JPM	(733)
Pay	DJUBSTR Index	14,547	3-Month U.S. Treasury Bill rate plus a specified spread	4,051	08/15/2013	JPM	35
Receive	JMABNIC0 Index	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	3,601	08/15/2013	JPM	(23)
Receive	JMABNICP Index	21,215	3-Month U.S. Treasury Bill rate plus a specified spread	14,870	08/15/2013	JPM	(110)
Receive	DJUBSTR Index	377,214	3-Month U.S. Treasury Bill rate plus a specified spread	105,041	08/15/2013	MYC	(916)
Receive	MOTT3001 Index	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	70,289	08/15/2013	MYC	(617)
Receive	MOTT3002 Index	441,545	3-Month U.S. Treasury Bill rate plus a specified spread	130,965	08/15/2013	MYC	(1,164)
Receive	DJUBSF3T Index	107,501	3-Month U.S. Treasury Bill rate plus a specified spread	64,526	08/15/2013	SOG	(396)
Receive	DJUBSTR Index	40,669	3-Month U.S. Treasury Bill rate plus a specified spread	11,325	08/15/2013	SOG	(99)

							$(6,240)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	9.766%	04/26/2013	JPM	$270	$(15)	$0	$(15)
Pay	DJUBS Index	3.610%	04/04/2013	GST	300	9	0	9
Pay	DJUBS Index	2.890%	07/02/2013	JPM	700	9	0	9
Pay	DJUBS Index	3.028%	07/08/2013	GST	500	7	0	7
Pay	GOLDLNPM Index	2.326%	04/03/2013	GST	940	17	0	17
Pay	GOLDLNPM Index	1.690%	04/24/2013	JPM	190	1	0	1
Pay	GOLDLNPM Index	2.205%	05/30/2013	GST	1,020	11	0	11
Pay	GOLDLNPM Index	2.045%	06/05/2013	MYC	1,060	9	0	9
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM	3,760	15	0	15
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM	850	7	0	7
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG	560	8	0	8
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG	560	9	0	9
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC	514	9	0	9
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST	860	14	0	14
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST	670	11	0	11
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM	570	22	0	22
Pay	ICE Brent Crude June Futures	5.856%	05/13/2013	DUB	300	11	0	11
Pay	ICE Brent Crude May Futures	5.130%	04/10/2013	DUB	400	12	0	12
Pay	ICE Brent Crude May Futures	5.760%	04/10/2013	CBK	240	9	0	9
Receive	London Silver Market Fixing Ltd.	5.808%	06/05/2013	MYC	220	(4)	0	(4)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG	350	(11)	0	(11)
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG	350	(11)	0	(11)
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC	330	(11)	0	(11)
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST	540	(18)	0	(18)
Receive	NYMEX WTI Crude June Futures	6.200%	05/16/2013	DUB	300	(11)	0	(11)
Receive	NYMEX WTI Crude May Futures	5.429%	04/17/2013	DUB	390	(10)	0	(10)
Pay	S&P 500 Index	7.290%	12/20/2013	GST	2,200	106	0	106
Pay	S&P 500 Index	7.453%	12/20/2013	BRC	1,900	95	0	95
Receive	S&P GSCI Crude Oil Index	6.150%	04/24/2013	BRC	309	(11)	0	(11)
Receive	S&P GSCI Crude Oil Index	6.250%	04/24/2013	DUB	300	(11)	0	(11)
Pay	SPGCBRP Index	5.523%	04/24/2013	DUB	300	10	0	10
Pay	SPGCBRP Index	5.382%	04/24/2013	BRC	328	11	0	11

						$299	$0	$299

(k)	Purchased options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - LME Copper July Futures	N/A	$7,000.000	07/03/2013	10	N/A	$24	$22
Call - NYMEX Brent Crude December Futures	N/A	117.000	11/15/2013	37	N/A	139	20
Call - NYMEX Brent Crude December Futures	N/A	118.750	12/31/2013	3	N/A	5	5
Call - NYMEX Brent Crude November Futures	N/A	118.750	11/29/2013	3	N/A	5	5
Call - NYMEX Brent Crude October Futures	N/A	118.750	10/31/2013	3	N/A	5	5
Call - OTC Brent Crude December Futures	JPM	118.750	10/31/2013	N/A	$300	4	5
Call - OTC Brent Crude February Futures	JPM	118.750	12/31/2013	N/A	300	4	6
Call - OTC Brent Crude January Futures	JPM	118.750	11/29/2013	N/A	300	4	5
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	N/A	4,800	335	8
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	N/A	8,200	516	46

						$1,041	$127

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$ 4,200	$214	$83

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$2,000	$35	$28
Call - OTC USD versus JPY	BOA		99.000	09/24/2013	2,500	40	34

						$75	$62

Options on Indices

Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC GOLDLNPM Index	$1,560.000	12/03/2013	160	oz.	$78	$80

(l)	Written options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Notional Amount	Premium	Market Value
Put - LME Aluminum July Futures	N/A	$1,800.000	07/03/2013	40	N/A	$28	$(29)
Call - NYMEX Brent Crude December Futures	N/A	6.000	11/13/2013	40	N/A	42	(48)
Put - NYMEX Brent Crude December Futures	N/A	77.000	11/15/2013	37	N/A	179	(37)
Call - NYMEX Brent Crude June Futures	N/A	10.000	05/15/2013	12	N/A	11	(11)
Call - NYMEX Heating Oil December Futures	N/A	3.300	12/31/2013	3	N/A	5	(8)
Call - NYMEX Heating Oil November Futures	N/A	3.300	11/29/2013	3	N/A	5	(7)
Call - NYMEX Heating Oil October Futures	N/A	3.300	10/31/2013	3	N/A	6	(7)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	N/A	$4,800	346	(11)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	N/A	8,200	517	(55)
Call - OTC Heating Oil January Futures	JPM	3.300	10/31/2013	N/A	126	5	(7)
Call - OTC Heating Oil January Futures	JPM	3.300	11/29/2013	N/A	126	5	(7)
Call - OTC Heating Oil January Futures	JPM	3.300	12/31/2013	N/A	126	5	(8)

						$1,154	$(235)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013		$21,800	$58	$(1)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		21,800	84	(52)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,500	13	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		6,200	9	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,500	4	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,100	5	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,000	4	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$3,100	10	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(27)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		1,200	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		1,200	1	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	4,700	21	(1)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,200	21	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,300	23	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		900	4	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		400	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$3,700	13	(14)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	26	(11)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,400	15	(12)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,400	25	(10)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,100	15	(11)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,100	18	(10)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,900	7	(7)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,900	12	(6)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,300	25	(19)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,300	39	(16)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,500	9	(9)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,500	12	(8)

								$691	$(233)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	MSX	BRL	2.050	05/31/2013	$900	$13	$(10)
Put - OTC USD versus JPY	BOA	JPY	89.000	04/16/2013	7,400	35	(4)
Call - OTC USD versus JPY	BPS		97.000	04/16/2013	7,400	50	(17)
Put - OTC USD versus JPY	BOA		88.000	09/24/2013	2,500	24	(27)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013	2,000	21	(22)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013	2,000	14	(11)
Call - OTC USD versus JPY	BOA		104.000	09/24/2013	2,500	16	(14)

						$173	$(105)

Options on Indices

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC GOLDLNPM versus PLTLNPM Index Spread	$0.000	03/04/2014	20	$17	$(21)
Put - OTC GOLDLNPM versus PLTLNPM Index Spread	(3.000)	03/03/2014	45	38	(46)
Put - OTC PLTMLNPM Index	1,480.000	09/16/2013	35	11	(13)
Put - OTC PLTMLNPM Index	1,420.000	11/01/2013	210	147	(55)
Put - OTC PLTMLNPM Index	1,450.000	12/03/2013	160	97	(62)
Put - OTC PLTMLNPM Index	1,420.000	11/01/2013	140	95	(37)

				$405	$(234)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date(6)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,100	$108	$(22)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	13	(2)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	10	(2)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/01/2018	700	6	(6)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	8	(8)

						$145	$(40)

(6)	YOY options may have a series of expirations.

(m)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2043	$6,000	$6,533	$(6,545)

(n)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	15,937		$16,383	BOA	$0	$(208)	$(208)
04/2013		118		123	BPS	1	0	1
04/2013		698		716	JPM	0	(11)	(11)
04/2013		1,600		1,661	RBC	0	(5)	(5)
04/2013	BRL	6,195		3,151	FBF	85	0	85
04/2013		6,195		3,076	UAG	11	0	11
04/2013	MXN	158		12	JPM	0	(1)	(1)
04/2013		23,270		1,822	UAG	0	(62)	(62)
04/2013		$3,283	AUD	3,146	FBF	0	(8)	(8)
04/2013		3,076	BRL	6,195	FBF	0	(10)	(10)
04/2013		2,996		6,195	UAG	70	0	70
04/2013		800	MXN	10,507	DUB	51	0	51
04/2013		979		12,922	HUS	67	0	67
04/2013	ZAR	3,561		$409	HUS	23	0	23
05/2013	AUD	180		186	CBK	0	(1)	(1)
06/2013	BRL	764		376	MSC	1	0	1
06/2013		743		371	UAG	6	0	6
06/2013	CAD	9,095		8,845	BRC	0	(92)	(92)
06/2013	EUR	11,092		14,500	BRC	274	0	274
06/2013		7,091		9,224	DUB	129	0	129
06/2013		2,198		2,848	RBC	29	0	29
06/2013	GBP	2,943		4,439	BRC	3	(34)	(31)
06/2013		5,870		8,825	WST	0	(91)	(91)
06/2013		$376	BRL	764	DUB	0	(1)	(1)
06/2013		3,127		6,195	FBF	0	(82)	(82)
06/2013		199		398	HUS	0	(3)	(3)
06/2013		132	EUR	102	CBK	0	(1)	(1)
06/2013		613		471	DUB	0	(9)	(9)
06/2013		593		461	RYL	0	(2)	(2)
06/2013		583	GBP	387	DUB	4	0	4
06/2013		2,900	MXN	37,168	HUS	85	0	85
06/2013		1,808		23,270	UAG	61	0	61
09/2013	EUR	5,039		$6,536	BRC	69	0	69

						$969	$(621)	$348

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$4,829	$0	$4,829
Corporate Bonds & Notes
Banking & Finance	0	45,843	0	45,843
Industrials	0	4,182	0	4,182
Municipal Bonds & Notes
West Virginia	0	86	0	86
U.S. Government Agencies	0	15,603	2,423	18,026
U.S. Treasury Obligations	0	717,043	0	717,043
Mortgage-Backed Securities	0	46,902	0	46,902
Asset-Backed Securities	0	38,431	0	38,431
Sovereign Issues	0	45,347	0	45,347
Short-Term Instruments
Certificates of Deposit	0	8,679	0	8,679
Commercial Paper	0	22,174	0	22,174
Repurchase Agreements	0	14,100	0	14,100
Short-Term Notes	0	4,597	0	4,597
Italy Treasury Bills	0	6,514	0	6,514
U.S. Treasury Bills	0	7,330	0	7,330
Central Funds Used for Cash Management Purposes	335,828	0	0	335,828
Purchased Options
Commodity Contracts	20	187	0	207
Foreign Exchange Contracts	0	62	0	62
Interest Rate Contracts	0	83	0	83
	$335,848	$981,992	$2,423	$1,320,263

Short Sales, at value	$0	$(6,545)	$0	$(6,545)

Financial Derivative Instruments - Assets
Commodity Contracts	1,133	368	0	1,501
Credit Contracts	0	116	0	116
Equity Contracts	0	201	0	201
Foreign Exchange Contracts	0	970	0	970
Interest Rate Contracts	61	294	0	355
	$1,194	$1,949	$0	$3,143

Financial Derivative Instruments - Liabilities
Commodity Contracts	(1,295)	(3,578)	(3,418)	(8,291)
Credit Contracts	0	(35)	0	(35)
Foreign Exchange Contracts	0	(727)	0	(727)
Interest Rate Contracts	0	(569)	(40)	(609)

	$(1,295)	$(4,909)	$(3,458)	$(9,662)

Totals	$335,747	$972,487	$(1,035)	$1,307,199

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
U.S. Government Agencies	$2,501	$0	$(75)	$0	$0	$(3)	$0	$0	$2,423	$(2)
Mortgage-Backed Securities	2,772	0	(174)	1	0	218	0	(2,817)	0	0

	$5,273	$0	$(249)	$1	$0	$215	$0	$(2,817)	$2,423	$(2)
Financial Derivative Instruments - Liabilities
Commodity Contracts	0	0	(55)	0	0	(3,363)	0	0	(3,418)	(3,363)
Interest Rate Contracts	(28)	0	(15)	0	0	3	0	0	(40)	3

	$(28)	$0	$(70)	$0	$0	$(3,360)	$0	$0	$(3,458)	$(3,360)

Totals	$5,245	$0	$(319)	$1	$0	$(3,145)	$0	$(2,817)	$(1,035)	$(3,362)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$2,423	Third Party Vendor	Broker Quote	100.31 - 100.40
Financial Derivative Instruments - Liabilities
Commodity Contracts	(67)	Indicative Market Quotation	Broker Quote	101.61 - 107.12
	(3,351)	Other Valuation Techniques (4)	—	—
Interest Rate Contracts	(40)	Indicative Market Quotation	Broker Quote	0.16 - 0.92

Total	$(1,035)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentine Republic Government International Bond
2.500% due 12/31/2038		$1,210	$384

Total Argentina (Cost $405)			384

AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	758

Total Austria (Cost $1,000)			758

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,097

Total Bahrain (Cost $1,015)			1,097

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Digicel Group Ltd.
8.250% due 09/30/2020		$900	959
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	483
4.750% due 02/16/2021		1,400	1,564

Total Bermuda (Cost $2,738)			3,006

BRAZIL 11.6%
CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
5.750% due 09/28/2022		$300	302
Banco do Brasil S.A.
3.875% due 10/10/2022		2,530	2,454
4.500% due 01/22/2015		400	418
4.500% due 01/20/2016	EUR	800	1,091
6.000% due 01/22/2020		$2,620	3,033
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	461
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,362
4.625% due 02/13/2017		1,400	1,487
Banco Votorantim S.A.
5.250% due 02/11/2016		800	854
BM&FBovespa S.A.
5.500% due 07/16/2020		500	558
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,349
Braskem Finance Ltd.
5.750% due 04/15/2021		900	948
7.000% due 05/07/2020		1,000	1,133
BRF Brasil Foods S.A.
5.875% due 06/06/2022		900	1,003
Caixa Economica Federal
2.375% due 11/06/2017		600	584
3.500% due 11/07/2022		600	576
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,850	2,118
CSN Islands Corp.
6.875% due 09/21/2019		1,950	2,174
CSN Resources S.A.
6.500% due 07/21/2020		480	516
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	1,003
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		900	919
Petrobras International Finance Co.
5.375% due 01/27/2021		700	759

5.750% due 01/20/2020		9,750	10,793
7.875% due 03/15/2019		1,600	1,956
8.375% due 12/10/2018		900	1,130
QGOG Constellation S.A.
6.250% due 11/09/2019		800	846
Vale Overseas Ltd.
6.875% due 11/21/2036		760	868

			40,695

SOVEREIGN ISSUES 1.2%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	974
6.500% due 06/10/2019		1,700	2,002
Brazil Government International Bond
5.625% due 01/07/2041		50	59
7.125% due 01/20/2037		600	835
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	113	57
10.000% due 01/01/2017		1,538	780
10.000% due 01/01/2023		65	32

			4,739

Total Brazil (Cost $43,452)			45,434

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		$700	710

Total Canada (Cost $700)			710

CAYMAN ISLANDS 2.7%
CORPORATE BONDS & NOTES 2.7%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	864
Baidu, Inc.
3.500% due 11/28/2022		800	814
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	659
Country Garden Holdings Co. Ltd.
7.500% due 01/10/2023		1,000	1,026
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	466
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	357
7.625% due 04/09/2019		200	257
Interoceanica Finance Ltd.
0.000% due 11/30/2018		136	124
0.000% due 11/30/2025		420	311
0.000% due 05/15/2030		800	448
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	262
5.000% due 11/15/2020		1,000	1,135
Mongolian Mining Corp.
8.875% due 03/29/2017		1,800	1,854
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,615	1,785
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		148	136

Total Cayman Islands (Cost $9,614)			10,498

CHILE 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	757
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,369
3.875% due 09/20/2022		500	506
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,199
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		1,400	1,295
E.CL S.A.
5.625% due 01/15/2021		800	906

			6,032

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		150	139

Total Chile (Cost $5,787)			6,171

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$850	906
4.875% due 05/17/2042		700	757

Total China (Cost $1,545)			1,663

COLOMBIA 1.7%
CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,390	4,263

SOVEREIGN ISSUES 0.6%
Colombia Government International Bond
6.125% due 01/18/2041		350	442
8.125% due 05/21/2024		300	433
10.375% due 01/28/2033		225	389
11.750% due 02/25/2020		500	784
12.000% due 10/22/2015	COP	457,000	302

			2,350

Total Colombia (Cost $5,478)			6,613

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	602

Total Costa Rica (Cost $600)			602

CROATIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$260	270

Total Croatia (Cost $260)			270

DOMINICAN REPUBLIC 0.1%
CORPORATE BONDS & NOTES 0.1%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$500	546

Total Dominican Republic (Cost $500)			546

EL SALVADOR 1.4%
SOVEREIGN ISSUES 1.4%
El Salvador Government International Bond
5.875% due 01/30/2025		$4,100	4,319
7.625% due 02/01/2041		160	185
7.650% due 06/15/2035		845	973

Total El Salvador (Cost $5,484)			5,477

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	610

Total Gabon (Cost $564)			610

GUATEMALA 0.3%
SOVEREIGN ISSUES 0.3%
Guatemala Government Bond
4.875% due 02/13/2028	$210	207
5.750% due 06/06/2022	860	951

Total Guatemala (Cost $1,081)		1,158

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	1,056
5.000% due 05/02/2042	400	440
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	950	1,032

Total Hong Kong (Cost $2,338)		2,528

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	538
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,155
State Bank of India
4.500% due 10/23/2014	850	884
4.500% due 07/27/2015	200	211

Total India (Cost $2,681)		2,788

INDONESIA 5.2%
BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.188% due 12/14/2019	$206	196

CORPORATE BONDS & NOTES 1.5%
Adaro Indonesia PT
7.625% due 10/22/2019	900	983
Indosat Palapa Co. BV
7.375% due 07/29/2020	100	112
Majapahit Holding BV
7.250% due 06/28/2017	700	816
7.750% due 01/20/2020	1,540	1,894
Pertamina Persero PT
6.000% due 05/03/2042	1,500	1,534
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	327

		5,666

SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
6.625% due 02/17/2037	100	124
6.875% due 03/09/2017	3,200	3,732
6.875% due 01/17/2018	2,600	3,078
7.500% due 01/15/2016	100	115
7.750% due 01/17/2038	100	140
11.625% due 03/04/2019	4,800	6,984

		14,173

Total Indonesia (Cost $17,754)		20,035

IRELAND 5.2%
CORPORATE BONDS & NOTES 5.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,302
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	600	637
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	300	298
6.604% due 02/03/2021	1,300	1,511
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,403

Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		400	400
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		400	403
4.199% due 03/06/2022		1,070	1,063
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		5,300	5,843
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		300	323
7.748% due 02/02/2021		500	562
9.125% due 04/30/2018		500	596
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		500	539
5.450% due 11/22/2017		700	761
6.025% due 07/05/2022		2,580	2,867
6.800% due 11/22/2025		500	588
6.902% due 07/09/2020		200	233

Total Ireland (Cost $18,531)			20,329

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$300	345

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043		800	774

Total Israel (Cost $1,110)			1,119

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2017	EUR	200	265

Total Italy (Cost $270)			265

KAZAKHSTAN 3.0%
CORPORATE BONDS & NOTES 3.0%
Intergas Finance BV
6.375% due 05/14/2017		$300	338
KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		5,200	6,214
9.125% due 07/02/2018		2,500	3,159
Samruk-Energy JSC
3.750% due 12/20/2017		1,200	1,206
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		859	889

Total Kazakhstan (Cost $10,733)			11,806

LUXEMBOURG 6.8%
CORPORATE BONDS & NOTES 6.8%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$1,800	1,784
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		1,100	1,106
5.092% due 11/29/2015		1,800	1,924
5.999% due 01/23/2021		3,200	3,600
6.212% due 11/22/2016		330	368
6.510% due 03/07/2022		750	870
8.625% due 04/28/2034		1,360	1,853
9.250% due 04/23/2019		2,700	3,496
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		7	7
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		1,220	1,296
6.299% due 05/15/2017		1,640	1,800
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,299
5.499% due 07/07/2015		1,700	1,827
5.717% due 06/16/2021		600	654
6.125% due 02/07/2022		2,900	3,248
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,312

Total Luxembourg (Cost $25,149)			26,444

		SHARES
MEXICO 11.7%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 9.1%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	513
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		$1,800	1,926
BBVA Bancomer S.A.
4.500% due 03/10/2016		840	896
6.500% due 03/10/2021		1,400	1,596
6.750% due 09/30/2022		900	1,030
Comision Federal de Electricidad
4.875% due 05/26/2021		900	1,009
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,238
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		670	580
9.750% due 03/25/2020		125	107
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		44	5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,923
6.625% due 06/15/2038		700	840
Petroleos Mexicanos
3.500% due 01/30/2023		400	400
4.875% due 01/24/2022		3,300	3,663
5.500% due 01/21/2021		1,050	1,210
5.500% due 06/27/2044		2,430	2,513
6.500% due 06/02/2041		8,250	9,756
8.000% due 05/03/2019		3,000	3,855
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		900	558

			35,618

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,851
4.750% due 03/08/2044		$100	104
5.500% due 02/17/2020	EUR	200	309
5.750% due 10/12/2110		$700	771
6.050% due 01/11/2040		850	1,056
6.750% due 09/27/2034		1,644	2,195
7.250% due 12/15/2016	MXN	8,600	761
7.500% due 04/08/2033		$940	1,349
9.500% due 12/18/2014	MXN	6,436	568

			9,964

Total Mexico (Cost $42,016)			45,582

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	970
5.125% due 12/05/2022		730	684

Total Mongolia (Cost $1,719)			1,654

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
4.250% due 12/11/2022		$1,100	1,128

Total Morocco (Cost $1,092)			1,128

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	544
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	352
6.950% due 07/10/2042		500	586
7.000% due 05/11/2016		1,000	1,126
KazMunaiGaz Finance Sub BV
11.750% due 01/23/2015		500	581
Majapahit Holding BV
7.875% due 06/29/2037		700	912
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019		300	322

Total Netherlands (Cost $4,014)			4,423

PANAMA 1.2%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	707

SOVEREIGN ISSUES 1.0%
Panama Government International Bond
8.875% due 09/30/2027		780	1,210
9.375% due 04/01/2029		1,553	2,534

			3,744

Total Panama (Cost $3,656)			4,451

PARAGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Paraguay
4.625% due 01/25/2023		$400	404

Total Paraguay (Cost $400)			404

PERU 0.6%
SOVEREIGN ISSUES 0.6%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		$400	390
Peru Government International Bond
8.750% due 11/21/2033		1,094	1,794

Total Peru (Cost $1,811)			2,184

PHILIPPINES 1.1%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$1,300	1,758

SOVEREIGN ISSUES 0.6%
Philippines Government International Bond
6.375% due 10/23/2034		100	131
7.500% due 09/25/2024		350	483
7.750% due 01/14/2031		400	580
8.375% due 06/17/2019		300	406
9.500% due 02/02/2030		400	657
9.875% due 01/15/2019		100	142

			2,399

Total Philippines (Cost $3,771)			4,157

POLAND 0.5%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	284

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,724

Total Poland (Cost $1,655)		2,008

QATAR 1.0%
CORPORATE BONDS & NOTES 0.9%
Nakilat, Inc.
6.067% due 12/31/2033	$100	122
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,367
5.000% due 07/21/2020	100	114
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,196	1,337
5.838% due 09/30/2027	350	418
6.332% due 09/30/2027	250	316

		3,674

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
5.250% due 01/20/2020	500	585

Total Qatar (Cost $3,736)		4,259

RUSSIA 4.6%
CORPORATE BONDS & NOTES 1.0%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,294
SCF Capital Ltd.
5.375% due 10/27/2017	700	727
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	987
VimpelCom Holdings BV
5.200% due 02/13/2019	800	807

		3,815

SOVEREIGN ISSUES 3.6%
Russia Government International Bond
3.250% due 04/04/2017	400	420
4.500% due 04/04/2022	2,200	2,402
5.625% due 04/04/2042	1,800	2,025
7.500% due 03/31/2030	7,416	9,201

		14,048

Total Russia (Cost $15,846)		17,863

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021	$200	238

Total Senegal (Cost $216)		238

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017	$600	621

Total Serbia (Cost $595)		621

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	$400	420

Total Singapore (Cost $419)		420

SOUTH AFRICA 1.6%
CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$500	530

6.500% due 04/15/2040		100	100
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,348

			1,978

SOVEREIGN ISSUES 1.1%
South Africa Government International Bond
6.875% due 05/27/2019		500	611
7.250% due 01/15/2020	ZAR	32,500	3,696
8.250% due 09/15/2017		1,000	119

			4,426

Total South Africa (Cost $6,591)			6,404

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
2.082% due 03/21/2015		$2,000	1,999
5.125% due 06/29/2020		100	116
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	974
Korea Development Bank
3.000% due 09/14/2022		500	498
5.750% due 09/10/2013		15	15
Korea Exchange Bank
4.875% due 01/14/2016		100	109
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		200	197

Total South Korea (Cost $3,807)			3,908

SPAIN 2.8%
SOVEREIGN ISSUES 2.8%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	400	523
4.305% due 03/06/2014		300	394
5.750% due 02/01/2018		100	133
Junta de Castilla y Leon
6.270% due 02/19/2018		100	134
6.505% due 03/01/2019		100	135
Spain Government International Bond
3.250% due 04/30/2016		200	258
3.750% due 10/31/2015		100	131
3.800% due 01/31/2017		3,200	4,155
4.250% due 10/31/2016		2,700	3,562
5.500% due 07/30/2017		700	965
Xunta de Galicia
5.763% due 04/03/2017		200	265
6.131% due 04/03/2018		100	134

Total Spain (Cost $10,922)			10,789

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	604

Total Sri Lanka (Cost $568)			604

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	435
4.875% due 01/23/2043		670	653

Total Thailand (Cost $1,077)			1,088

TRINIDAD AND TOBAGO 0.5%
CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,346	1,480
9.750% due 08/14/2019		500	659

Total Trinidad and Tobago (Cost $1,901)			2,139

TURKEY 7.2%
CORPORATE BONDS & NOTES 0.9%
Arcelik A/S
5.000% due 04/03/2023 (a)		$340	340
Export Credit Bank of Turkey
5.875% due 04/24/2019		400	446
Turkiye Garanti Bankasi A/S
2.802% due 04/20/2016		1,400	1,400
4.000% due 09/13/2017		1,100	1,133

			3,319

SOVEREIGN ISSUES 6.3%
Turkey Government International Bond
6.000% due 01/14/2041		800	899
6.750% due 05/30/2040		2,600	3,217
7.000% due 03/11/2019		6,575	7,964
7.250% due 03/05/2038		700	907
7.500% due 07/14/2017		4,300	5,144
7.500% due 11/07/2019		4,000	5,000
8.000% due 02/14/2034		1,100	1,515

			24,646

Total Turkey (Cost $25,174)			27,965

UKRAINE 0.2%
SOVEREIGN ISSUES 0.2%
Ukraine Government International Bond
9.250% due 07/24/2017		$830	903

Total Ukraine (Cost $923)			903

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$227	258
DP World Ltd.
6.850% due 07/02/2037		600	685

			943

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,127

Total United Arab Emirates (Cost $1,644)			2,070

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$520	699
HBOS PLC
6.750% due 05/21/2018		400	447

Total United Kingdom (Cost $920)			1,146

UNITED STATES 1.3%
CORPORATE BONDS & NOTES 0.8%
American International Group, Inc.
8.175% due 05/15/2068		$900	1,216
8.625% due 05/22/2068	GBP	100	188
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	487
Gerdau Holdings, Inc.
7.000% due 01/20/2020		800	915
Southern Copper Corp.
5.250% due 11/08/2042		300	286

			3,092

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
1.947% due 09/25/2045		20	19

Banc of America Commercial Mortgage Trust
5.623% due 06/10/2049	200	230
5.754% due 02/10/2051	200	233
Banc of America Large Loan Trust
2.503% due 11/15/2015	452	456
Banc of America Mortgage Trust
2.924% due 02/25/2036	8	7
Bear Stearns Adjustable Rate Mortgage Trust
2.847% due 01/25/2035	7	6
3.018% due 05/25/2047 ^	49	40
Citigroup Mortgage Loan Trust, Inc.
3.111% due 09/25/2037 ^	94	77
GSR Mortgage Loan Trust
2.776% due 01/25/2036	20	18
Morgan Stanley Mortgage Loan Trust
2.440% due 06/25/2036	9	8
WaMu Mortgage Pass-Through Certificates
2.638% due 02/25/2037 ^	63	54
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^	22	20

		1,168

U.S. GOVERNMENT AGENCIES 0.1%
Federal Home Loan Bank
4.125% due 12/13/2019	250	294
Freddie Mac
5.656% due 03/01/2036	116	124
Israel Government AID Bond
5.500% due 04/26/2024	100	131

		549

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(f)(g)	189	236
U.S. Treasury Notes
1.875% due 06/30/2015 (f)(g)	120	124
2.375% due 08/31/2014 (g)	100	103

		463

Total United States (Cost $4,392)		5,272

URUGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	580
8.000% due 11/18/2022	600	839

Total Uruguay (Cost $1,051)		1,419

VENEZUELA 12.2%
CORPORATE BONDS & NOTES 6.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,400	3,281
5.000% due 10/28/2015	1,540	1,428
5.250% due 04/12/2017	5,184	4,523
5.375% due 04/12/2027	5,080	3,531
5.500% due 04/12/2037	3,050	2,082
8.500% due 11/02/2017	8,990	8,765

		23,610

SOVEREIGN ISSUES 6.1%
Venezuela Government International Bond
7.000% due 03/31/2038	300	238
7.650% due 04/21/2025	2,310	2,033
7.750% due 10/13/2019	6,820	6,411
8.250% due 10/13/2024	8,900	8,121
9.000% due 05/07/2023	1,500	1,444
9.250% due 05/07/2028	4,100	3,946
9.375% due 01/13/2034	1,710	1,654

		23,847

Total Venezuela (Cost $41,443)		47,457

VIRGIN ISLANDS (BRITISH) 2.6%
CORPORATE BONDS & NOTES 2.6%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,150	2,116

GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,728
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,930
7.500% due 07/18/2016	3,300	3,797
7.875% due 03/13/2018	600	723

Total Virgin Islands (British) (Cost $9,396)		10,294

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	498

Total Zambia (Cost $491)		498

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$731	731

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $750. Repurchase proceeds are $731.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 1.5%
PIMCO Short-Term Floating NAV Portfolio	570,264	5,707

Total Short-Term Instruments (Cost $6,437)		6,438

Total Investments 99.6% (Cost $356,472)		$388,097
Written Options (i) (0.0%) (Premiums $18)		(3)
Other Assets and Liabilities (Net) 0.4%		1,387

Net Assets 100.0%		$389,481

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $380 at a weighted average interest rate of 0.215%.

(e)	Securities with an aggregate market value of $75 and cash of $149 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	4	$(1)
90-Day Eurodollar June Futures	Long	06/2013	35	21
U.S. Treasury 10-Year Note June Futures	Long	06/2013	149	115
U.S. Treasury 30-Year Bond June Futures	Long	06/2013	18	6

				$141

(f)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $112 and cash of $144 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$8,000	$62	$(68)

(g)	Securities with an aggregate market value of $223 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(h)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	03/20/2015	0.829%	$900	$3	$4	$(1)
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.994%	200	0	(1)	1
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.665%	1,300	(63)	(58)	(5)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.519%	2,600	7	17	(10)
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.864%	300	1	1	0
Brazil Government International Bond	DUB	1.000%	03/20/2018	1.331%	7,200	(111)	(97)	(14)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.829%	400	2	2	0
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%	300	1	(4)	5
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.565%	1,000	(35)	(37)	2
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.994%	3,800	3	(38)	41
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.059%	250	9	0	9
China Government International Bond	CBK	1.000%	12/20/2016	0.494%	100	2	(5)	7
China Government International Bond	DUB	1.000%	12/20/2016	0.494%	500	10	(23)	33
China Government International Bond	FBF	1.000%	12/20/2016	0.494%	300	6	(15)	21
China Government International Bond	JPM	1.000%	12/20/2016	0.494%	400	7	(20)	27
China Government International Bond	MYC	1.000%	12/20/2016	0.494%	1,200	24	(56)	80
China Government International Bond	RYL	1.000%	06/20/2016	0.407%	600	11	6	5
Egypt Government International Bond	DUB	1.000%	12/20/2015	6.236%	600	(79)	(38)	(41)
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.332%	100	(15)	(9)	(6)
Egypt Government International Bond	GST	1.000%	06/20/2015	6.096%	100	(11)	(7)	(4)
Egypt Government International Bond	HUS	1.000%	06/20/2015	6.096%	100	(11)	(7)	(4)
Egypt Government International Bond	HUS	1.000%	06/20/2016	6.332%	200	(31)	(20)	(11)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.331%	100	2	(1)	3
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.331%	100	2	(1)	3
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.331%	400	8	0	8
Export-Import Bank of China	BRC	1.000%	09/20/2017	0.703%	550	8	(19)	27
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.554%	200	4	(19)	23
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.149%	1,000	44	0	44
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.059%	2,900	(224)	(188)	(36)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.723%	2,375	14	(93)	107
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.723%	375	2	(15)	17
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.059%	100	(8)	(7)	(1)
Italy Government International Bond	BOA	1.000%	12/20/2013	1.333%	200	(1)	(1)	0
Italy Government International Bond	BOA	1.000%	12/20/2017	2.899%	300	(25)	(29)	4
Italy Government International Bond	BOA	1.000%	03/20/2018	2.954%	200	(17)	(13)	(4)
Italy Government International Bond	BPS	1.000%	09/20/2017	2.836%	800	(59)	(78)	19
Italy Government International Bond	BRC	1.000%	03/20/2018	2.954%	900	(78)	(56)	(22)
Italy Government International Bond	CBK	1.000%	09/20/2017	2.836%	1,000	(74)	(94)	20
Italy Government International Bond	DUB	1.000%	03/20/2018	2.954%	200	(17)	(13)	(4)
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.419%	300	3	(10)	13
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.263%	800	(16)	(37)	21
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.804%	2,200	3	0	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.201%	1,500	(5)	(11)	6
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.457%	300	(4)	(10)	6
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.457%	300	(4)	(9)	5
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.457%	1,000	(11)	(34)	23
Philippines Government International Bond	CBK	1.770%	12/20/2017	0.982%	700	27	0	27
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.043%	1,400	117	0	117
Philippines Government International Bond	CBK	2.770%	06/20/2018	1.099%	2,000	173	0	173
Philippines Government International Bond	MYC	2.440%	09/20/2017	0.913%	800	55	0	55
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.373%	9,950	131	(290)	421
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.360%	500	10	0	10
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.360%	100	2	(1)	3
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.490%	1,000	(9)	(26)	17
South Africa Government International Bond	HUS	1.000%	03/20/2023	2.345%	1,030	(114)	(106)	(8)
Spain Government International Bond	JPM	1.000%	12/20/2013	1.403%	200	0	(1)	1
Turkey Government International Bond	DUB	1.000%	06/20/2021	1.805%	100	(6)	(10)	4
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	22.508%	300	(113)	(12)	(101)

						$(450)	$(1,589)	$1,139

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$3,600	$162	$299	$(137)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	2,500	179	230	(51)
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016	200	16	16	0
CDX.EM-18 5-Year Index	BPS	5.000%	12/20/2017	100	10	14	(4)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017	100	10	12	(2)
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017	4,600	471	549	(78)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018	3,900	439	459	(20)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018	200	22	23	(1)

					$1,309	$1,602	$(293)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM	BRL	60,900	$2,079	$(191)	$2,270
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	421	(14)	435
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		31,000	(341)	(80)	(261)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	94	45	49
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	72	3	69
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	179	0	179
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	JPM		70,000	26	(68)	94

							$2,530	$(305)	$2,835

(i)	Written options outstanding as of March 31, 2013:

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$10	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	8	(1)

						$18	$(3)

(j)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	4,495		$2,286	FBF	$62	$0	$62
04/2013		4,495		2,232	UAG	8	0	8
04/2013	EUR	9,765		12,976	GLM	459	0	459
04/2013		1,469		1,902	HUS	19	0	19
04/2013	INR	80,940		1,491	JPM	8	0	8
04/2013	JPY	60,434		686	BPS	44	0	44
04/2013		83,567		944	FBF	56	0	56
04/2013	MXN	18,273		1,468	BRC	0	(11)	(11)
04/2013		5,999		458	DUB	0	(28)	(28)
04/2013		3,043		244	HUS	0	(2)	(2)
04/2013		22,758		1,766	JPM	0	(76)	(76)
04/2013		35,300		2,775	UAG	0	(83)	(83)
04/2013	RUB	8,173		263	HUS	1	0	1
04/2013		$2,232	BRL	4,495	FBF	0	(8)	(8)
04/2013		2,174		4,495	UAG	51	0	51
04/2013		1,387	INR	76,598	CBK	16	0	16
04/2013		80		4,342	DUB	0	0	0
04/2013		574	MXN	7,103	BRC	1	0	1
04/2013		23		300	DUB	1	0	1
04/2013		25		325	FBF	1	0	1
04/2013		4,000		50,696	GLM	104	0	104
04/2013		117		1,495	HUS	4	0	4
04/2013		1,081		13,413	JPM	5	0	5
04/2013		730		9,046	MSC	2	0	2
04/2013		242		2,994	UAG	0	0	0
04/2013		200	RUB	6,082	BRC	0	(5)	(5)
04/2013		200		6,084	CBK	0	(5)	(5)
04/2013		711		21,598	HUS	0	(19)	(19)
04/2013		751		22,842	JPM	0	(20)	(20)
04/2013		451	TRY	814	JPM	0	(2)	(2)
04/2013	ZAR	31,775		$3,570	BRC	127	0	127
04/2013		3,433		394	HUS	22	0	22
05/2013	EUR	11,234		14,361	BPS	0	(42)	(42)
06/2013	MXN	7,103		570	BRC	0	(1)	(1)
06/2013		13,413		1,073	JPM	0	(4)	(4)
06/2013		9,046		725	MSC	0	(2)	(2)
06/2013		2,994		241	UAG	0	0	0
06/2013		$2,268	BRL	4,495	FBF	0	(60)	(60)
06/2013		2,350	MXN	30,248	UAG	80	0	80
07/2013		1,467	INR	80,940	JPM	0	(12)	(12)
08/2013	CNY	4,802		$764	JPM	0	0	0
08/2013		$3,526	CNY	22,124	UAG	0	(6)	(6)

						$1,071	$(386)	$685

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Argentina
Sovereign Issues	$0	$384	$0	$384
Austria
Corporate Bonds & Notes	0	758	0	758
Bahrain
Sovereign Issues	0	1,097	0	1,097
Bermuda
Corporate Bonds & Notes	0	3,006	0	3,006
Brazil
Corporate Bonds & Notes	0	40,695	0	40,695
Sovereign Issues	0	4,739	0	4,739
Canada
Corporate Bonds & Notes	0	710	0	710
Cayman Islands
Corporate Bonds & Notes	0	9,615	883	10,498
Chile
Corporate Bonds & Notes	0	6,032	0	6,032
Sovereign Issues	0	139	0	139
China
Corporate Bonds & Notes	0	1,663	0	1,663
Colombia
Corporate Bonds & Notes	0	4,263	0	4,263
Sovereign Issues	0	2,350	0	2,350
Costa Rica
Sovereign Issues	0	602	0	602
Croatia
Corporate Bonds & Notes	0	270	0	270
Dominican Republic
Corporate Bonds & Notes	0	546	0	546
El Salvador
Sovereign Issues	0	5,477	0	5,477
Gabon
Sovereign Issues	0	610	0	610
Guatemala
Sovereign Issues	0	1,158	0	1,158
Hong Kong
Corporate Bonds & Notes	0	2,528	0	2,528
India
Corporate Bonds & Notes	0	2,788	0	2,788
Indonesia
Bank Loan Obligations	0	0	196	196
Corporate Bonds & Notes	0	5,666	0	5,666
Sovereign Issues	0	14,173	0	14,173
Ireland
Corporate Bonds & Notes	0	20,329	0	20,329
Israel
Corporate Bonds & Notes	0	345	0	345
Sovereign Issues	0	774	0	774
Italy
Sovereign Issues	0	265	0	265
Kazakhstan
Corporate Bonds & Notes	0	11,806	0	11,806
Luxembourg
Corporate Bonds & Notes	0	26,444	0	26,444
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	35,618	0	35,618
Sovereign Issues	0	9,964	0	9,964
Mongolia
Sovereign Issues	0	1,654	0	1,654
Morocco
Sovereign Issues	0	1,128	0	1,128
Netherlands
Corporate Bonds & Notes	0	4,423	0	4,423
Panama
Corporate Bonds & Notes	0	707	0	707
Sovereign Issues	0	3,744	0	3,744
Paraguay
Sovereign Issues	0	404	0	404
Peru
Sovereign Issues	0	2,184	0	2,184
Philippines
Corporate Bonds & Notes	0	1,758	0	1,758
Sovereign Issues	0	2,399	0	2,399
Poland
Corporate Bonds & Notes	0	284	0	284
Sovereign Issues	0	1,724	0	1,724
Qatar
Corporate Bonds & Notes	0	3,674	0	3,674
Sovereign Issues	0	585	0	585
Russia
Corporate Bonds & Notes	0	3,815	0	3,815
Sovereign Issues	0	14,048	0	14,048
Senegal
Sovereign Issues	0	238	0	238
Serbia
Sovereign Issues	0	621	0	621
Singapore
Corporate Bonds & Notes	0	420	0	420
South Africa
Corporate Bonds & Notes	0	1,978	0	1,978
Sovereign Issues	0	4,426	0	4,426
South Korea
Corporate Bonds & Notes	0	3,908	0	3,908
Spain
Sovereign Issues	0	10,789	0	10,789
Sri Lanka
Sovereign Issues	0	604	0	604
Thailand
Corporate Bonds & Notes	0	1,088	0	1,088
Trinidad and Tobago
Corporate Bonds & Notes	0	2,139	0	2,139
Turkey
Corporate Bonds & Notes	0	3,319	0	3,319
Sovereign Issues	0	24,646	0	24,646
Ukraine
Sovereign Issues	0	903	0	903
United Arab Emirates
Corporate Bonds & Notes	0	943	0	943
Sovereign Issues	0	1,127	0	1,127
United Kingdom
Corporate Bonds & Notes	0	1,146	0	1,146
United States
Corporate Bonds & Notes	0	3,092	0	3,092
Mortgage-Backed Securities	0	1,168	0	1,168
U.S. Government Agencies	0	549	0	549
U.S. Treasury Obligations	0	463	0	463
Uruguay
Sovereign Issues	0	1,419	0	1,419
Venezuela
Corporate Bonds & Notes	0	23,610	0	23,610
Sovereign Issues	0	23,847	0	23,847
Virgin Islands (British)
Corporate Bonds & Notes	0	10,294	0	10,294
Zambia
Sovereign Issues	0	498	0	498
Short-Term Instruments
Repurchase Agreements	0	731	0	731
Central Funds Used for Cash Management Purposes	5,707	0	0	5,707
	$5,707	$381,311	$1,079	$388,097

Financial Derivative Instruments - Assets
Credit Contracts	0	1,411	0	1,411
Foreign Exchange Contracts	0	1,071	0	1,071
Interest Rate Contracts	142	3,096	0	3,238
	$142	$5,578	$0	$5,720

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(464)	(101)	(565)
Foreign Exchange Contracts	0	(386)	0	(386)
Interest Rate Contracts	(1)	(329)	(3)	(333)

	$(1)	$(1,179)	$(104)	$(1,284)

Totals	$5,848	$385,710	$975	$392,533

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$882	$0	$0	$9	$0	$128	$0	$(136)	$883	$128
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	196	0	196	0
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0
	$882	$0	$0	$9	$0	$128	$196	$(136)	$1,079	$128

Financial Derivative Instruments - Liabilities
Credit Contracts	(26)	0	0	0	0	(75)	0	0	(101)	(75)
Interest Rate Contracts	(4)	0	0	0	0	1	0	0	(3)	1
	$(30)	$0	$0	$0	$0	$(74)	$0	$0	$(104)	$(74)

Totals	$852	$0	$0	$9	$0	$54	$196	$(136)	$975	$54

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$883	Benchmark Pricing	Base Price	55.50 - 91.00
Indonesia
Bank Loan Obligations	196	Third Party Vendor	Broker Quote	95.00
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—
Financial Derivative Instruments - Liabilities
Credit Contracts	(101)	Indicative Market Quotation	Broker Quote	(37.78)
Interest Rate Contracts	(3)	Indicative Market Quotation	Broker Quote	0.19

Total	$975

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.4%
CORPORATE BONDS & NOTES 3.9%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$700	$706
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	521
ING Bank Australia Ltd.
3.690% due 06/24/2014	AUD	800	837
Westpac Banking Corp.
1.250% due 12/15/2017		$800	801

			2,865

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
3.430% due 08/22/2037	AUD	75	76
Torrens Trust
3.465% due 10/19/2038		103	107

			183

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	136

Total Australia (Cost $2,937)			3,184

CANADA 0.8%
SOVEREIGN ISSUES 0.8%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	113
Province of Ontario
6.200% due 06/02/2031		100	135
Province of Quebec
3.000% due 09/01/2023		100	99
4.250% due 12/01/2021		200	222

Total Canada (Cost $550)			569

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Kingsland Ltd.
0.530% due 06/13/2019		$232	231
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		169	168

Total Cayman Islands (Cost $396)			399

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	20	4

Total Denmark (Cost $2)			4

FRANCE 5.5%
CORPORATE BONDS & NOTES 5.1%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	300	387
Credit Agricole Home Loan SFH
1.052% due 07/21/2014		$400	401
Dexia Credit Local S.A.
0.781% due 04/29/2014		400	398
2.750% due 01/10/2014		1,800	1,825
2.750% due 04/29/2014		700	717

			3,728

SOVEREIGN ISSUES 0.4%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	312

Total France (Cost $4,052)			4,040

GERMANY 7.3%
CORPORATE BONDS & NOTES 3.7%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	400	587
KFW
2.000% due 11/30/2015		600	803
2.750% due 09/07/2015	GBP	300	481
6.250% due 05/19/2021	AUD	400	470
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	405

			2,746

SOVEREIGN ISSUES 3.6%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	102	139
1.750% due 07/04/2022		100	135
3.250% due 07/04/2021		100	152
4.000% due 01/04/2037		700	1,206
5.500% due 01/04/2031		500	973

			2,605

Total Germany (Cost $5,147)			5,351

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
HSH N Finance Guernsey Ltd.
0.657% due 12/21/2015	EUR	200	257

Total Guernsey, Channel Islands (Cost $268)			257

IRELAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	300	388
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	966

Total Ireland (Cost $1,362)			1,354

ITALY 1.8%
ASSET-BACKED SECURITIES 0.5%
Berica ABS SRL
0.513% due 12/30/2055	EUR	300	373

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$300	310

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	310	366

SOVEREIGN ISSUES 0.4%
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	312

Total Italy (Cost $1,284)			1,361

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	200	286

Total Jersey, Channel Islands (Cost $271)			286

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	133

Total Luxembourg (Cost $135)			133

NETHERLANDS 2.0%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	292	364

CORPORATE BONDS & NOTES 1.5%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$300	302
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	500	665
LeasePlan Corp. NV
3.250% due 05/22/2014		100	133

			1,100

Total Netherlands (Cost $1,496)			1,464

NEW ZEALAND 5.3%
SOVEREIGN ISSUES 5.3%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,700	1,574
5.500% due 04/15/2023		1,000	978
6.000% due 05/15/2021		1,300	1,293

Total New Zealand (Cost $3,507)			3,845

NORWAY 1.1%
CORPORATE BONDS & NOTES 0.5%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	401

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.663% due 03/27/2017		$400	404

Total Norway (Cost $787)			805

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	200	24

Total South Africa (Cost $26)			24

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	129

Total South Korea (Cost $154)			129

SPAIN 2.7%
CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	200	261
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		200	266

			527

SOVEREIGN ISSUES 2.0%
Autonomous Community of Madrid Spain
4.305% due 03/06/2014		400	526
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		100	130
Instituto de Credito Oficial
1.961% due 03/25/2014		100	127
6.125% due 02/27/2014	AUD	200	205
Spain Government International Bond
3.625% due 06/17/2013		$100	100

Xunta de Galicia
6.131% due 04/03/2018	EUR	300	402

			1,490

Total Spain (Cost $2,018)			2,017

SUPRANATIONAL 4.5%
CORPORATE BONDS & NOTES 4.5%
Council of Europe Development Bank
5.625% due 12/14/2015	AUD	800	873
EUROFIMA
5.625% due 10/24/2016		200	221
European Investment Bank
6.000% due 08/06/2020		700	795
European Union
3.250% due 04/04/2018	EUR	300	431
3.500% due 06/04/2021		200	295
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	705

Total Supranational (Cost $3,327)			3,320

UNITED KINGDOM 15.0%
BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.750% due 02/08/2020		$100	100

CORPORATE BONDS & NOTES 1.4%
HBOS PLC
6.750% due 05/21/2018		100	112
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		200	268
Royal Bank of Scotland PLC
2.750% due 08/18/2014	EUR	500	644

			1,024

MORTGAGE-BACKED SECURITIES 3.2%
Eurosail PLC
0.667% due 06/10/2044	GBP	70	102
Fosse Master Issuer PLC
2.611% due 10/18/2054		200	312
Granite Master Issuer PLC
0.543% due 12/20/2054		$100	94
Holmes Master Issuer PLC
1.595% due 10/15/2054	EUR	294	380
Mansard Mortgages PLC
1.157% due 12/15/2049	GBP	342	482
Newgate Funding PLC
1.507% due 12/15/2050		400	503
Unite USAF PLC
0.707% due 03/31/2017		300	451

			2,324

SOVEREIGN ISSUES 10.3%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		913	1,609
1.875% due 11/22/2022 (c)		1,195	2,472
4.250% due 06/07/2032		300	558
4.250% due 09/07/2039		400	739
4.250% due 12/07/2040		100	185
4.500% due 09/07/2034		100	191
4.750% due 12/07/2030		900	1,775

			7,529

Total United Kingdom (Cost $10,804)			10,977

UNITED STATES 26.2%
ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.784% due 07/25/2032		$1	1
0.904% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.144% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.274% due 12/25/2036		24	23
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032		2	1

First Alliance Mortgage Loan Trust
0.433% due 12/20/2027		1	1
Indymac Residential Asset-Backed Trust
0.654% due 08/25/2035		200	194
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		12	11
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046		237	151
Residential Asset Securities Corp. Trust
0.704% due 07/25/2032 ^		3	2
SLM Student Loan Trust
0.801% due 10/25/2017		245	246
1.801% due 04/25/2023		560	583
Structured Asset Securities Corp.
0.784% due 01/25/2033		2	2

			1,217

BANK LOAN OBLIGATIONS 0.6%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		400	403

CORPORATE BONDS & NOTES 5.6%
Ally Financial, Inc.
3.680% due 06/20/2014		200	206
4.625% due 06/26/2015		100	105
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	605
BA Covered Bond Issuer
4.250% due 08/03/2017		200	286
CIT Group, Inc.
5.250% due 04/01/2014		$300	312
Citigroup, Inc.
0.576% due 11/05/2014		400	399
International Lease Finance Corp.
6.750% due 09/01/2016		200	227
Jones Group, Inc.
5.125% due 11/15/2014		200	210
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		200	55
Lynx Corp.
6.000% due 04/15/2021	GBP	100	157
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	100	128
Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	1,147
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	267

			4,104

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
1.947% due 09/25/2045		$105	101
Banc of America Large Loan Trust
2.503% due 11/15/2015		362	365
Banc of America Mortgage Trust
2.924% due 02/25/2036		91	80
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		94	95
2.706% due 08/25/2033		5	5
2.793% due 03/25/2035		10	10
5.141% due 08/25/2035		56	57
Bear Stearns Alt-A Trust
0.364% due 02/25/2034		103	99
2.800% due 03/25/2036 ^		129	92
2.835% due 11/25/2035 ^		62	47
2.869% due 11/25/2036		146	103
2.926% due 09/25/2035		67	57
5.184% due 08/25/2036 ^		79	55
Bear Stearns Structured Products, Inc.
2.735% due 12/26/2046		54	37
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		18	18
2.340% due 09/25/2035		29	29
Countrywide Alternative Loan Trust
0.413% due 03/20/2046		124	82
0.484% due 02/25/2037		106	71
1.174% due 12/25/2035		158	116
1.663% due 11/25/2035		27	20
5.250% due 06/25/2035		22	19
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 05/25/2035		52	43
0.524% due 03/25/2035		110	78
0.534% due 02/25/2035		13	12
2.927% due 11/25/2034		19	18
3.057% due 08/25/2034		56	50

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^	250	159
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)	400	8
1.391% due 11/10/2046 (a)	971	45
GSR Mortgage Loan Trust
2.650% due 09/25/2035	300	287
2.776% due 01/25/2036	161	146
Harborview Mortgage Loan Trust
2.703% due 05/19/2033	9	9
Indymac Index Mortgage Loan Trust
0.444% due 07/25/2035	45	38
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	3	3
JPMorgan Mortgage Trust
2.497% due 07/27/2037	207	185
2.827% due 02/25/2036 ^	96	86
Mellon Residential Funding Corp.
0.643% due 12/15/2030	15	15
Merrill Lynch Floating Trust
0.740% due 07/09/2021	158	156
Merrill Lynch Mortgage Investors Trust
1.760% due 10/25/2035	27	27
Morgan Stanley Bank of America Merrill Lynch Trust
1.530% due 12/15/2048 (a)	1,298	109
Morgan Stanley Mortgage Loan Trust
2.440% due 06/25/2036	104	98
Residential Accredit Loans, Inc. Trust
0.354% due 02/25/2047	54	33
0.384% due 06/25/2046	437	212
0.414% due 04/25/2046	119	61
Structured Adjustable Rate Mortgage Loan Trust
2.718% due 04/25/2034	17	17
Structured Asset Mortgage Investments, Inc.
0.414% due 05/25/2046	21	13
0.424% due 05/25/2036	151	103
0.424% due 09/25/2047	200	121
0.434% due 05/25/2045	40	31
0.783% due 07/19/2034	7	7
0.863% due 09/19/2032	5	5
0.903% due 03/19/2034	11	11
1.677% due 08/25/2047	69	56
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	51
Thornburg Mortgage Securities Trust
1.454% due 06/25/2047	33	30
5.750% due 06/25/2047	107	101
Wachovia Mortgage Loan Trust LLC
3.032% due 10/20/2035	299	275
WaMu Mortgage Pass-Through Certificates
0.434% due 04/25/2045	15	14
0.514% due 01/25/2045	13	12
1.157% due 06/25/2046	76	69
1.175% due 02/25/2046	168	155
2.211% due 03/25/2033	25	25
2.212% due 02/27/2034	12	12
2.497% due 03/25/2035	150	150
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 07/25/2046 ^	48	24
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^	133	121
2.665% due 06/25/2035	67	68
2.681% due 04/25/2036	20	20
2.767% due 03/25/2036	186	183

		5,112

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7. 488% due 08/01/2033	200	260
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	129

		389

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
0.636% due 04/29/2013 (d)	65	472
SLM Corp. CPI Linked Security
3.791% due 01/16/2018	900	22

		494

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
0.324% due 03/25/2034		$14	14
0.354% due 08/25/2034		9	8
0.554% due 09/25/2042		31	31
0.634% due 11/25/2040		244	246
0.654% due 11/25/2040		280	282
1.378% due 10/01/2044		33	34
2.380% due 12/01/2034		10	11
2.492% due 11/01/2034		87	94
2.640% due 05/25/2035		31	32
3.500% due 11/01/2021		98	106
4.000% due 05/01/2043		1,000	1,065
5.480% due 07/01/2018		200	224
6.000% due 07/25/2044		20	24
Freddie Mac
0.703% due 12/15/2032		26	26
0.803% due 12/15/2037		105	106
1.375% due 10/25/2044		89	89
2.343% due 02/01/2029		9	9
2.500% due 03/01/2035		37	39
2.850% due 04/01/2035		195	208
Ginnie Mae
1.750% due 04/20/2028 - 06/20/2030		4	4
2.000% due 04/20/2030 - 05/20/2030		3	2
NCUA Guaranteed Notes
0.673% due 11/05/2020		1,706	1,713
0.763% due 12/08/2020		408	410
Tennessee Valley Authority
6.250% due 12/15/2017		400	499

			5,276

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
2.750% due 11/15/2042		100	93
3.000% due 05/15/2042 (g)(h)		500	490
3.125% due 11/15/2041 (g)		200	202
3.750% due 08/15/2041 (h)		200	227
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023		798	863
2.375% due 01/15/2025 (g)		122	164
U.S. Treasury Notes
2.000% due 02/15/2023		100	101

			2,140

Total United States (Cost $19,191)			19,135

SHORT-TERM INSTRUMENTS 20.0%
MEXICO TREASURY BILLS 9.7%
4.221% due 04/04/2013 - 09/05/2013 (b)	MXN	89,000	7,120

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 10.3%
PIMCO Short-Term Floating NAV Portfolio		751,937	7,525

Total Short-Term Instruments (Cost $14,437)			14,645

PURCHASED OPTIONS (j) 0.1%
(Cost $81)			88

Total Investments 100.2% (Cost $72,232)			$73,387
Written Options (k) (0.2%) (Premiums $174)			(129)
Other Assets and Liabilities (Net) 0.0%			17

Net Assets 100.0%			$73,275

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $4,440 at a weighted average interest rate of 0.454%.

(g)	Securities with an aggregate market value of $380 and cash of $237 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
1-Year Mid-Curve Put Options Strike @ EUR 99.250 on 3-Month Euribor June Futures	Short	06/2013	29	$8
3-Month Euribor December Futures	Long	12/2014	30	30
3-Month Euribor December Futures	Long	12/2015	16	7
3-Month Euribor June Futures	Long	06/2015	40	16
3-Month Euribor March Futures	Long	03/2015	33	11
3-Month Euribor September Futures	Long	09/2015	29	8
Australia Government 3-Year Bond June Futures	Long	06/2013	1	1
Canada Government 10-Year Bond June Futures	Short	06/2013	3	(6)
Euro-Bobl June Futures	Long	06/2013	22	18
Euro-BTP Italy Government Bond June Futures	Short	06/2013	4	2
Euro-Bund 10-Year Bond June Futures	Long	06/2013	48	109
U.S. Treasury 10-Year Note June Futures	Long	06/2013	95	62
U.S. Treasury 30-Year Bond June Futures	Short	06/2013	15	(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	28	14
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	18	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	18	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	77	32
United Kingdom Government 10-Year Gilt June Futures	Long	06/2013	1	3

				$291

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $256 and cash of $236 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	200	$1	$(3)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$4,100	(154)	(104)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		2,500	(56)	(43)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		8,700	68	(74)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018	AUD	200	0	2
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	400	2	1
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	890,000	273	39
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		510,000	7	0

						$141	$(182)

(i)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.971%	$200	$(15)	$(13)	$(2)
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.196%	200	(3)	0	(3)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.050%	1,000	(9)	0	(9)
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.722%	200	(4)	0	(4)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.262%	100	0	0	0

							$(31)	$(13)	$(18)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	09/20/2016	0.255%	$100	$2	$1	$1
Australia Government Bond	UAG	1.000%	09/20/2016	0.255%	200	5	3	2

						$7	$4	$3

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS	$1,267	JPY	100,000	$210	$2	$208
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	700		56,000	108	(4)	112
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB	1,259		100,000	203	0	203
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA	1,261		100,000	205	1	204
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS	1,300		100,000	243	38	205

							$969	$37	$932

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	200	$18	$(1)	$19
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,100	5	(1)	6

							$23	$(2)	$25

(j)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,000	$81	$88

(k)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	4	$2	$0
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	4	1	(1)

				$3	$(1)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	900	$1	$(2)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	2	(2)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		900	2	(2)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	2	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,300	3	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		1,300	2	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		600	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		900	2	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$4,000	76	(71)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		400	1	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		300	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		300	0	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	1	(1)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	3	(2)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		600	4	(2)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,800	8	(7)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	10	(5)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	2	(2)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		600	3	(2)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,300	6	(5)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,300	10	(4)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	(3)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(2)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.900%	04/02/2013	EUR	200	1	0

								$151	$(116)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	CBK		$1.275	04/25/2013	EUR	624	$4	$(6)
Call - OTC USD versus MXN	BRC	MXN	13.400	04/08/2013		$180	2	0
Call - OTC USD versus MXN	HUS		13.400	04/08/2013		280	2	0
Call - OTC USD versus MXN	HUS		13.180	05/02/2013		161	2	0
Call - OTC USD versus MXN	BOA		12.800	05/16/2013		163	1	(1)
Call - OTC USD versus MXN	JPM		12.800	05/16/2013		163	1	(1)
Call - OTC USD versus ZAR	MSX	ZAR	9.700	04/25/2013		388	4	(1)
Call - OTC USD versus ZAR	UAG		9.300	05/02/2013		161	2	(2)
Call - OTC USD versus ZAR	DUB		9.400	05/03/2013		131	2	(1)

							$20	$(12)

(l)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	72		$36	FBF	$1	$0	$1
04/2013		72		36	UAG	0	0	0
04/2013	EUR	636	GBP	538	DUB	0	0	0
04/2013		561		$729	BRC	10	0	10
04/2013		5,985		7,834	CBK	163	0	163
04/2013		2,106		2,747	FBF	47	0	47
04/2013		727		966	GLM	34	0	34
04/2013		214		277	HUS	3	0	3
04/2013		1,774		2,329	JPM	55	0	55
04/2013		206		268	RYL	4	0	4
04/2013	GBP	4,192		6,308	BPS	0	(61)	(61)
04/2013		512		767	BRC	0	(11)	(11)
04/2013		163		243	CBK	0	(4)	(4)
04/2013		325		490	DUB	0	(4)	(4)
04/2013		497		742	JPM	0	(13)	(13)
04/2013		3,834		5,771	WST	0	(54)	(54)
04/2013	IDR	1,560,422		160	JPM	0	0	0
04/2013	JPY	27,611		295	BOA	2	0	2
04/2013		70,808		753	BRC	7	(7)	0
04/2013		211,505		2,206	CBK	0	(41)	(41)
04/2013		53,075		553	DUB	0	(10)	(10)
04/2013		3,094		33	HUS	0	0	0
04/2013		206,585		2,206	JPM	26	(15)	11
04/2013	MXN	14,767		1,124	GLM	0	(71)	(71)
04/2013		11,801		929	HUS	0	(26)	(26)
04/2013		21,141		1,618	JPM	0	(93)	(93)
04/2013		16,043		1,241	MSC	0	(58)	(58)
04/2013		20,588		1,607	UAG	0	(60)	(60)
04/2013	NZD	4,668		3,937	WST	31	0	31
04/2013		$36	BRL	72	FBF	0	0	0
04/2013		35		72	UAG	1	0	1
04/2013		10,973	EUR	8,523	BOA	0	(48)	(48)
04/2013		150		115	BPS	0	(2)	(2)
04/2013		2,532		1,940	CBK	0	(45)	(45)
04/2013		1,089		836	MSC	0	(18)	(18)
04/2013		152		117	RBC	0	(2)	(2)
04/2013		55		42	RYL	0	(2)	(2)
04/2013		14,456	GBP	9,523	HUS	14	0	14
04/2013		156	IDR	1,560,422	UAG	4	0	4
04/2013		80	JPY	7,428	BPS	0	(1)	(1)
04/2013		862		77,914	BRC	0	(34)	(34)
04/2013		825		76,886	CBK	0	(8)	(8)
04/2013		232		21,629	DUB	0	(2)	(2)
04/2013		540		50,031	FBF	0	(9)	(9)
04/2013		416		38,214	HUS	0	(10)	(10)
04/2013		790		73,781	JPM	1	(8)	(7)
04/2013		219		20,503	MSC	0	(1)	(1)
04/2013		46		4,071	RBC	0	(2)	(2)
04/2013		554		49,372	UAG	0	(29)	(29)
04/2013		420	MXN	5,387	BPS	16	0	16
04/2013		760		9,820	BRC	35	0	35
04/2013		276		3,556	CBK	12	0	12
04/2013		937		12,218	FBF	52	0	52
04/2013		235		3,018	HUS	9	0	9
04/2013		125		1,606	JPM	5	0	5
04/2013		682		8,752	MSC	27	0	27
04/2013		1,959		25,215	UAG	82	0	82
04/2013		67	NZD	81	CBK	1	0	1
04/2013		19	ZAR	170	BRC	0	(1)	(1)
04/2013		132		1,189	HUS	0	(3)	(3)
04/2013		44		398	UAG	0	(1)	(1)
04/2013	ZAR	524		$57	BRC	0	0	0
04/2013		241		27	CBK	1	0	1
04/2013		321		36	FBF	1	0	1
04/2013		576		64	GLM	1	0	1
04/2013		114		13	HUS	1	0	1
04/2013		571		64	JPM	2	0	2
04/2013		933		105	MSC	4	0	4
04/2013		170		19	UAG	1	0	1
05/2013	AUD	4,351		4,456	BOA	0	(64)	(64)
05/2013		268		278	MSC	0	(1)	(1)
05/2013	CHF	268		284	HUS	2	0	2
05/2013	EUR	8,983		11,557	BOA	48	(8)	40
05/2013		1,538		1,972	BRC	0	0	0
05/2013		509		648	FBF	0	(4)	(4)
05/2013		896		1,196	HUS	47	0	47
05/2013		569		720	UAG	0	(9)	(9)
05/2013		897		1,199	WST	48	0	48
05/2013	GBP	9,523		14,454	HUS	0	(14)	(14)
05/2013	MXN	614		48	HUS	0	(2)	(2)
05/2013		$296	CHF	271	BRC	0	(10)	(10)
05/2013		139	EUR	108	DUB	0	0	0
05/2013		43	GBP	28	DUB	0	0	0
05/2013		48	MXN	614	UAG	2	0	2
05/2013		44	ZAR	395	JPM	0	(1)	(1)
05/2013	ZAR	361		$40	UAG	1	0	1
06/2013	CAD	200		194	RBC	0	(2)	(2)
06/2013		602		585	RYL	0	(7)	(7)
06/2013	MXN	8,638		671	UAG	0	(23)	(23)
06/2013		$219	BRL	443	BRC	0	(1)	(1)
06/2013		36		72	FBF	0	(1)	(1)
06/2013		490		971	HUS	0	(12)	(12)
06/2013		633		1,258	MSC	0	(15)	(15)
06/2013		367		729	UAG	0	(9)	(9)
06/2013		132	CAD	135	RBC	1	0	1
06/2013		541	MXN	6,841	HUS	8	0	8
06/2013		12		151	JPM	0	0	0
07/2013	MXN	31,497		$2,442	GLM	0	(81)	(81)
07/2013		15,775		1,224	MSC	0	(42)	(42)
07/2013		$159	IDR	1,560,422	JPM	0	(1)	(1)
08/2013	CNY	15,134		$2,412	UAG	4	0	4
08/2013		$319	CNY	2,000	DUB	0	(1)	(1)
08/2013		780		4,925	UAG	4	0	4
09/2013	MXN	25,500		$2,015	BPS	0	(21)	(21)
04/2014		$72	CNY	438	BRC	0	(3)	(3)
04/2014		104		633	CBK	0	(4)	(4)
04/2014		27		164	GST	0	(1)	(1)
04/2014		48		292	HUS	0	(2)	(2)
04/2014		46		280	JPM	0	(2)	(2)
04/2014		45		275	RYL	0	(1)	(1)
04/2014		96		584	UAG	0	(3)	(3)
09/2015		70		430	BOA	0	(3)	(3)
09/2015		154		941	BRC	0	(7)	(7)
09/2015		577		3,492	CBK	0	(31)	(31)
09/2015		106		640	JPM	0	(6)	(6)
09/2015		70		431	MSC	0	(3)	(3)

						$818	$(1,149)	$(331)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$2,865	$0	$2,865
Mortgage-Backed Securities	0	183	0	183
Sovereign Issues	0	136	0	136
Canada
Sovereign Issues	0	569	0	569
Cayman Islands
Asset-Backed Securities	0	399	0	399
Denmark
Corporate Bonds & Notes	0	4	0	4
France
Corporate Bonds & Notes	0	3,728	0	3,728
Sovereign Issues	0	312	0	312
Germany
Corporate Bonds & Notes	0	2,746	0	2,746
Sovereign Issues	0	2,605	0	2,605
Guernsey, Channel Islands
Corporate Bonds & Notes	0	257	0	257
Ireland
Corporate Bonds & Notes	0	1,354	0	1,354
Italy
Asset-Backed Securities	0	373	0	373
Corporate Bonds & Notes	0	310	0	310
Mortgage-Backed Securities	0	366	0	366
Sovereign Issues	0	312	0	312
Jersey, Channel Islands
Corporate Bonds & Notes	0	286	0	286
Luxembourg
Corporate Bonds & Notes	0	133	0	133
Netherlands
Asset-Backed Securities	0	364	0	364
Corporate Bonds & Notes	0	1,100	0	1,100
New Zealand
Sovereign Issues	0	3,845	0	3,845
Norway
Corporate Bonds & Notes	0	401	0	401
Sovereign Issues	0	404	0	404
South Africa
Sovereign Issues	0	24	0	24
South Korea
Corporate Bonds & Notes	0	129	0	129
Spain
Corporate Bonds & Notes	0	527	0	527
Sovereign Issues	0	1,490	0	1,490
Supranational
Corporate Bonds & Notes	0	3,320	0	3,320
United Kingdom
Bank Loan Obligations	0	100	0	100
Corporate Bonds & Notes	0	1,024	0	1,024
Mortgage-Backed Securities	0	2,324	0	2,324
Sovereign Issues	0	7,529	0	7,529
United States
Asset-Backed Securities	0	1,217	0	1,217
Bank Loan Obligations	0	403	0	403
Corporate Bonds & Notes	0	4,104	0	4,104
Mortgage-Backed Securities	0	5,112	0	5,112
Municipal Bonds & Notes	0	389	0	389
Preferred Securities	22	0	472	494
U.S. Government Agencies	0	3,153	2,123	5,276
U.S. Treasury Obligations	0	2,140	0	2,140
Short-Term Instruments
Mexico Treasury Bills	0	7,120	0	7,120
Central Funds Used for Cash Management Purposes	7,525	0	0	7,525
Purchased Options
Interest Rate Contracts	0	88	0	88
	$7,547	$63,245	$2,595	$73,387

Financial Derivative Instruments - Assets
Credit Contracts	0	3	0	3
Foreign Exchange Contracts	0	1,750	0	1,750
Interest Rate Contracts	326	67	0	393
	$326	$1,820	$0	$2,146

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(18)	0	(18)
Foreign Exchange Contracts	0	(1,161)	0	(1,161)
Interest Rate Contracts	(35)	(341)	0	(376)

	$(35)	$(1,520)	$0	$(1,555)

Totals	$7,838	$63,545	$2,595	$73,978

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
United States
Preferred Securities	$477	$0	$0	$0	$0	$(5)	$0	$0	$472	$(5)
U.S. Government Agencies	2,181	0	(58)	0	0	0	0	0	2,123	1

Totals	$2,658	$0	$(58)	$0	$0	$(5)	$0	$0	$2,595	$(4)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
Preferred Securities	$472	Benchmark Pricing	Base Price	$ 7,258.66
U.S. Government Agencies	2,123	Third Party Vendor	Broker Quote	100.40 - 100.59

Total	$2,595

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

CANADA 2.3%
CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
1.625% due 09/14/2016		$300	309

SOVEREIGN ISSUES 1.7%
Province of Ontario
3.150% due 06/02/2022	CAD	200	205
4.000% due 12/03/2019	EUR	100	150
4.000% due 06/02/2021	CAD	100	109
6.200% due 06/02/2031		100	136
Province of Quebec
3.000% due 09/01/2023		100	99
3.500% due 12/01/2022		100	104
4.250% due 12/01/2021		100	111

			914

Total Canada (Cost $1,215)			1,223

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Landmark CDO Ltd.
0.587% due 06/01/2017		$55	54

Total Cayman Islands (Cost $53)			54

FRANCE 4.2%
CORPORATE BONDS & NOTES 4.2%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	207
3.000% due 07/23/2013	EUR	100	129
4.750% due 05/28/2013		100	129
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$200	208
Credit Agricole Home Loan SFH
1.052% due 07/21/2014		200	201
Dexia Credit Local S.A.
0.781% due 04/29/2014		600	596
2.750% due 01/10/2014		300	304
2.750% due 04/29/2014		300	307
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	134

Total France (Cost $2,198)			2,215

GERMANY 11.8%
CORPORATE BONDS & NOTES 8.1%
FMS Wertmanagement AoeR
0.204% due 01/20/2014	EUR	200	257
0.351% due 02/18/2015		900	1,157
2.375% due 12/15/2014		100	133
2.750% due 06/03/2016		300	411
3.375% due 06/17/2021		200	294
KFW
0.625% due 05/29/2015		400	518
5.500% due 02/09/2022	AUD	500	560
6.000% due 08/20/2020		100	116
6.250% due 05/19/2021		700	823

			4,269

SOVEREIGN ISSUES 3.7%
Republic of Germany
1.500% due 02/15/2023	EUR	300	392
4.000% due 01/04/2037		600	1,034
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	521

			1,947

Total Germany (Cost $6,318)			6,216

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
HSH N Finance Guernsey Ltd.
0.657% due 12/21/2015	EUR	100	129

Total Guernsey, Channel Islands (Cost $134)			129

IRELAND 2.6%
ASSET-BACKED SECURITIES 0.4%
Mercator CLO PLC
0.461% due 02/18/2024	EUR	184	228

CORPORATE BONDS & NOTES 1.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	966

MORTGAGE-BACKED SECURITIES 0.4%
Opera Finance PLC
0.424% due 10/20/2014		168	212

Total Ireland (Cost $1,418)			1,406

ITALY 1.1%
ASSET-BACKED SECURITIES 0.5%
Berica ABS SRL
0.513% due 12/30/2055	EUR	200	249

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.537% due 03/31/2048		124	147

			147

SOVEREIGN ISSUES 0.3%
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	156

Total Italy (Cost $512)			552

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	133

Total Luxembourg (Cost $135)			133

NETHERLANDS 2.3%
ASSET-BACKED SECURITIES 0.5%
Euro-Galaxy CLO BV
0.449% due 10/23/2021	EUR	194	245

CORPORATE BONDS & NOTES 1.8%
Achmea Hypotheekbank NV
0.648% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	208
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		200	202
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		200	208

NIBC Bank NV
0.667% due 12/02/2014		100	100
3.500% due 04/07/2014	EUR	100	132

			950

Total Netherlands (Cost $1,175)			1,195

NEW ZEALAND 3.6%
SOVEREIGN ISSUES 3.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	833
5.500% due 04/15/2023		600	587
6.000% due 05/15/2021		500	497

Total New Zealand (Cost $1,623)			1,917

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
3.000% due 11/17/2014		$300	299

Total Norway (Cost $288)			299

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	100	12

Total South Africa (Cost $13)			12

SPAIN 2.8%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	100	132
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			233

SOVEREIGN ISSUES 2.4%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	130
Instituto de Credito Oficial
1.961% due 03/25/2014		400	506
4.500% due 07/08/2014		100	132
4.530% due 03/17/2016	CAD	100	95
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	200	270
Xunta de Galicia
5.763% due 04/03/2017		100	133

			1,266

Total Spain (Cost $1,551)			1,499

SUPRANATIONAL 4.1%
CORPORATE BONDS & NOTES 4.1%
EUROFIMA
5.625% due 10/24/2016	AUD	100	110
European Union
2.500% due 12/04/2015	EUR	200	272
2.750% due 06/03/2016		200	276
3.125% due 01/27/2015		400	540
3.250% due 11/07/2014		200	269
3.250% due 04/04/2018		500	718

Total Supranational (Cost $2,239)			2,185

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Stadshypotek AB
0.834% due 09/30/2013		$300	301

Total Sweden (Cost $300)			301

UNITED KINGDOM 17.5%
CORPORATE BONDS & NOTES 2.3%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	397
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	177
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$400	536
Royal Bank of Scotland PLC
3.858% due 10/27/2014	AUD	100	102

			1,212

MORTGAGE-BACKED SECURITIES 5.0%
Eurosail PLC
0.360% due 12/10/2044	EUR	82	97
0.361% due 03/13/2045		88	104
0.667% due 03/13/2045	GBP	176	248
Fosse Master Issuer PLC
2.611% due 10/18/2054		100	156
Granite Master Issuer PLC
0.343% due 12/20/2054		$131	125
0.438% due 12/17/2054	EUR	100	120
0.543% due 12/20/2054		$100	94
Granite Mortgages PLC
0.827% due 06/20/2044	GBP	57	86
Great Hall Mortgages PLC
0.410% due 06/18/2039		$63	57
Hercules Eclipse PLC
0.751% due 10/25/2018	GBP	190	266
Holmes Master Issuer PLC
1.595% due 10/15/2054	EUR	147	190
Kensington Mortgage Securities PLC
0.371% due 06/14/2040		68	83
Mansard Mortgages PLC
1.157% due 12/15/2049	GBP	205	289
Newgate Funding PLC
1.507% due 12/15/2050		200	251
RMAC Securities PLC
0.351% due 06/12/2044	EUR	176	203
0.677% due 06/12/2044	GBP	192	263

			2,632

SOVEREIGN ISSUES 10.2%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		406	715
1.750% due 09/07/2022		400	607
1.875% due 11/22/2022 (c)(g)		838	1,733
4.250% due 12/07/2027		200	374
4.250% due 06/07/2032		300	559
4.250% due 09/07/2039		200	369
4.750% due 12/07/2030		300	592
4.750% due 12/07/2038		100	199
6.000% due 12/07/2028		100	223

			5,371

Total United Kingdom (Cost $8,712)			9,215

UNITED STATES 19.8%
ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.353% due 03/20/2036		$51	50
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		68	69
SLM Student Loan Trust
0.463% due 12/15/2023	EUR	142	178

			297

CORPORATE BONDS & NOTES 2.8%
Ally Financial, Inc.
3.680% due 06/20/2014		$200	206
American International Group, Inc.
5.750% due 03/15/2067	GBP	100	147
Citigroup, Inc.
0.576% due 11/05/2014		$100	100
6.000% due 12/13/2013		67	69

International Lease Finance Corp.
6.500% due 09/01/2014		100	107
6.750% due 09/01/2016		100	113
Jones Group, Inc.
5.125% due 11/15/2014		100	105
Lynx Corp.
6.000% due 04/15/2021	GBP	100	157
Merrill Lynch & Co., Inc.
4.875% due 05/30/2014	EUR	100	134
PulteGroup, Inc.
5.200% due 02/15/2015		$100	106
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		50	67

			1,453

MORTGAGE-BACKED SECURITIES 4.2%
Banc of America Large Loan Trust
2.503% due 11/15/2015		$362	365
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		29	29
Commercial Mortgage Pass-Through Certificates
2.366% due 07/10/2046 (a)		2,033	110
2.425% due 07/10/2046 (a)		1,603	126
Credit Suisse Mortgage Capital Certificates
5.766% due 12/18/2049		200	232
DBUBS Mortgage Trust
0.246% due 11/10/2046 (a)		200	4
1.391% due 11/10/2046 (a)		486	22
First Horizon Mortgage Pass-Through Trust
2.592% due 05/25/2037 ^		66	53
Harborview Mortgage Loan Trust
0.483% due 02/19/2036		470	329
Indymac Index Mortgage Loan Trust
0.444% due 07/25/2035		41	35
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	224
JPMorgan Mortgage Trust
2.827% due 02/25/2036 ^		48	43
Mellon Residential Funding Corp.
1.063% due 08/15/2032		106	107
Merrill Lynch Mortgage Investors Trust
2.528% due 02/25/2035		29	30
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.936% due 08/12/2049		100	117
Morgan Stanley Bank of America Merrill Lynch Trust
1.530% due 12/15/2048 (a)		400	33
Royal Bank of Scotland Capital Funding Trust
6.005% due 12/16/2049		100	118
Structured Asset Securities Corp.
2.739% due 10/28/2035		126	112
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		35	33
Wells Fargo Mortgage-Backed Securities Trust
2.673% due 10/25/2035		70	68

			2,190

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.634% due 11/25/2040		122	123
0.654% due 11/25/2040		140	141
4.000% due 05/01/2043		900	959
4.500% due 02/01/2039		101	108
Freddie Mac
0.803% due 12/15/2037		52	53
NCUA Guaranteed Notes
0.573% due 11/06/2017		618	621
0.763% due 12/08/2020		163	163
Small Business Administration
5.980% due 05/01/2022		129	143
Tennessee Valley Authority
6.250% due 12/15/2017		200	249

			2,560

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
3.125% due 11/15/2041		100	101
3.750% due 08/15/2041 (i)(j)		300	340
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		100	109
0.125% due 01/15/2023 (i)(j)		599	647

U.S. Treasury Notes
2.000% due 02/15/2023		2,600	2,635

			3,832

Total United States (Cost $9,986)			10,332

SHORT-TERM INSTRUMENTS 28.2%
REPURCHASE AGREEMENTS 1.0%
Banc of America Securities LLC
0.210% due 04/01/2013		$500	500

(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $512. Repurchase proceeds are $500.)
SHORT-TERM NOTES 1.5%
Dexia Credit Local S.A.
1.104% due 09/18/2013	EUR	600	772

MEXICO TREASURY BILLS 12.0%
4.209% due 07/11/2013 - 09/19/2013 (b)	MXN	79,000	6,289

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 13.7%
PIMCO Short-Term Floating NAV Portfolio		721,340	7,218

Total Short-Term Instruments (Cost $14,629)			14,779

PURCHASED OPTIONS (l) 0.1%
(Cost $42)			44

Total Investments 102.3% (Cost $52,641)			$53,810
Written Options (m) (0.1%) (Premiums $102)			(75)
Other Assets and Liabilities (Net) (2.2%)			(1,144)

Net Assets 100.0%			$52,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $2,315 at a weighted average interest rate of 0.474%.

(g)	Securities with an aggregate market value of $990 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(h)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
BPS	0.479%	01/11/2013	04/11/2013	GBP	602	$(916)

(1)	Payable for sale-buyback financing transactions includes $1 of deferred price drop on sale-buyback financing transactions.

(i)	Securities with an aggregate market value of $229 and cash of $189 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
1-Year Mid-Curve Put Options Strike @ EUR 99.250 on 3-Month Euribor June Futures	Short	06/2013	17	$5
3-Month Euribor December Futures	Long	12/2014	9	5
3-Month Euribor December Futures	Long	12/2015	11	5
3-Month Euribor June Futures	Long	06/2015	1	0
3-Month Euribor March Futures	Long	03/2015	4	5
3-Month Euribor September Futures	Long	09/2014	1	0
3-Month Euribor September Futures	Long	09/2015	18	3
Australia Government 3-Year Bond June Futures	Long	06/2013	19	13
Canada Government 10-Year Bond June Futures	Short	06/2013	5	(11)
Euro-Bund 10-Year Bond June Futures	Long	06/2013	53	126
U.S. Treasury 10-Year Note June Futures	Long	06/2013	44	30
U.S. Treasury 30-Year Bond June Futures	Short	06/2013	7	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	20	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	11	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	9	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	18	3
United Kingdom Government 10-Year Gilt June Futures	Long	06/2013	5	16

				$199

(j)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $408 and cash of $98 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	100	$1	$(1)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$2,500	(94)	(64)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(34)	(26)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		5,700	44	(49)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018	AUD	1,000	1	10
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	400	1	1
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	3,500	19	13
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	620,000	190	20
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		380,000	5	0

						$133	$(96)

(k)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.316%	$200	$3	$30	$(27)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.807%	100	(1)	(2)	1
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.971%	100	(7)	(6)	(1)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	0.724%	100	(9)	0	(9)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	2.300%	100	2	6	(4)

							$(12)	$28	$(40)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	09/20/2016	0.255%	$100	$3	$2	$1

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$400	JPY	32,000	$62	$(2)	$64

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,300	$6	$(1)	$7

(l)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$500	$41	$44

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY 120.000	05/09/2013	$7,000	$1	$ 0

(m)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	2	$1	$0
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	2	0	(1)

				$1	$(1)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	600	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(1)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		600	1	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(1)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		800	2	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		600	1	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		400	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		300	1	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		200	0	0
Put - OTC 2-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		200	0	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$2,100	40	(37)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		300	1	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		200	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		200	0	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	2	(3)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(2)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	(2)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(1)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,200	5	(4)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,200	6	(4)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	(2)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	2	(1)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		800	4	(3)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		800	6	(3)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.900%	04/02/2013	EUR	100	1	0

								$88	$(67)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	CBK		$1.275	04/25/2013	EUR	446	$3	$(2)
Call - OTC USD versus MXN	BRC	MXN	13.400	04/08/2013		$100	1	0
Call - OTC USD versus MXN	HUS		13.400	04/08/2013		150	1	0
Call - OTC USD versus MXN	HUS		13.180	05/02/2013		95	1	0
Call - OTC USD versus MXN	BOA		12.800	05/16/2013		115	1	(1)
Call - OTC USD versus MXN	JPM		12.800	05/16/2013		115	1	(1)
Call - OTC USD versus ZAR	UAG	ZAR	9.630	04/25/2013		229	3	(1)
Call - OTC USD versus ZAR	UAG		9.300	05/02/2013		95	1	(1)
Call - OTC USD versus ZAR	DUB		9.400	05/03/2013		77	1	(1)

							$13	$(7)

(n)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	225		$230	FBF	$0	$(5)	$(5)
04/2013		175		178	HUS	0	(4)	(4)
04/2013		602		618	WST	0	(8)	(8)
04/2013	BRL	48		25	FBF	1	0	1
04/2013		48		24	UAG	0	0	0
04/2013	EUR	229	GBP	194	DUB	0	0	0
04/2013		428		$556	BRC	8	0	8
04/2013		335		435	JPM	5	0	5
04/2013		238		308	RBC	3	0	3
04/2013		217		279	RYL	1	0	1
04/2013	IDR	923,624		95	JPM	0	0	0
04/2013	JPY	26,394		282	BOA	2	0	2
04/2013		41,475		436	BRC	0	(5)	(5)
04/2013		29,558		312	CBK	0	(2)	(2)
04/2013		38,752		404	DUB	0	(8)	(8)
04/2013		40,620		423	HUS	0	(8)	(8)
04/2013		71,329		751	JPM	0	(6)	(6)
04/2013	MXN	14,402		1,132	HUS	0	(34)	(34)
04/2013		22,744		1,744	JPM	0	(97)	(97)
04/2013		5,846		453	MSC	0	(20)	(20)
04/2013		7,169		556	UAG	0	(24)	(24)
04/2013	NZD	2,312		1,950	WST	15	0	15
04/2013		$76	AUD	74	BPS	1	0	1
04/2013		65		63	DUB	0	0	0
04/2013		104		100	MSC	0	0	0
04/2013		24	BRL	48	FBF	0	0	0
04/2013		23		48	UAG	1	0	1
04/2013		832	EUR	642	CBK	0	(9)	(9)
04/2013		1,728		1,300	GLM	0	(61)	(61)
04/2013		45	IDR	452,120	SCX	1	0	1
04/2013		47		471,504	UAG	1	0	1
04/2013		3,096	JPY	297,543	BOA	66	0	66
04/2013		5,130		486,721	BRC	41	0	41
04/2013		1,522		145,924	DUB	29	0	29
04/2013		3,903		368,681	GLM	13	0	13
04/2013		508		47,964	JPM	2	0	2
04/2013		4,060		390,447	MSC	88	0	88
04/2013		5,083		486,721	RYL	88	0	88
04/2013		433	MXN	5,546	BPS	16	0	16
04/2013		506		6,515	BRC	21	0	21
04/2013		152		1,958	CBK	7	0	7
04/2013		609		7,921	FBF	32	0	32
04/2013		110		1,401	HUS	4	0	4
04/2013		66		848	JPM	3	0	3
04/2013		503		6,465	MSC	21	0	21
04/2013		1,520		19,506	UAG	59	0	59
04/2013		11	ZAR	98	BRC	0	0	0
04/2013		78		703	HUS	0	(2)	(2)
04/2013		26		235	UAG	0	(1)	(1)
04/2013	ZAR	322		$35	BRC	0	0	0
04/2013		160		18	CBK	1	0	1
04/2013		214		24	FBF	1	0	1
04/2013		342		38	GLM	1	0	1
04/2013		637		72	HUS	3	0	3
04/2013		146		16	JPM	0	0	0
04/2013		170		19	MSC	1	0	1
04/2013		98		11	UAG	0	0	0
05/2013	CHF	163		173	HUS	1	0	1
05/2013	EUR	41		52	BOA	0	(1)	(1)
05/2013		137		176	BRC	0	0	0
05/2013		45		57	FBF	0	0	0
05/2013		51		65	UAG	0	(1)	(1)
05/2013	MXN	371		29	HUS	0	(1)	(1)
05/2013	NOK	2,970		537	HUS	30	0	30
05/2013		$177	CHF	162	BRC	0	(6)	(6)
05/2013		345	DKK	1,914	BRC	0	(15)	(15)
05/2013		29		168	DUB	0	0	0
05/2013		29	MXN	371	UAG	1	0	1
05/2013		24	SEK	158	BPS	0	0	0
05/2013		280		1,791	BRC	0	(6)	(6)
05/2013		26	ZAR	233	JPM	0	(1)	(1)
05/2013	ZAR	213		$24	UAG	1	0	1
06/2013	CAD	150		146	RBC	0	(2)	(2)
06/2013	GBP	941		1,417	BRC	1	(13)	(12)
06/2013		211		318	DUB	0	(2)	(2)
06/2013		97		145	HUS	0	(3)	(3)
06/2013		304		454	JPM	0	(8)	(8)
06/2013		126		189	RBC	0	(2)	(2)
06/2013		1,070		1,609	WST	0	(17)	(17)
06/2013	MXN	7,641		594	UAG	0	(20)	(20)
06/2013		$626	BRL	1,247	BRC	0	(13)	(13)
06/2013		24		48	FBF	0	(1)	(1)
06/2013		449		892	MSC	0	(10)	(10)
06/2013		146		290	UAG	0	(3)	(3)
06/2013		113	CAD	116	DUB	1	0	1
06/2013		89		91	RBC	0	0	0
06/2013		425		438	RYL	5	0	5
06/2013		1,961	EUR	1,500	BRC	0	(37)	(37)
06/2013		48		37	CBK	0	0	0
06/2013		2,489		1,913	DUB	0	(36)	(36)
06/2013		932		729	JPM	3	0	3
06/2013		186		142	MSC	0	(3)	(3)
06/2013		255	GBP	169	DUB	2	0	2
06/2013		39		26	FBF	0	0	0
06/2013		484	MXN	6,115	HUS	7	0	7
07/2013	MXN	2,953		$229	GLM	0	(8)	(8)
07/2013		9,859		765	MSC	0	(26)	(26)
07/2013		$94	IDR	923,624	JPM	0	0	0
08/2013	CNY	7,234		$1,153	UAG	2	0	2
08/2013	MXN	16,709		1,325	GLM	0	(10)	(10)
08/2013		10,789		839	MSC	0	(25)	(25)
08/2013		$160	CNY	1,000	DUB	0	(1)	(1)
08/2013		402		2,539	UAG	2	0	2
09/2013	MXN	31,228		$2,418	BPS	0	(71)	(71)
09/2013		5,856		454	MSC	0	(13)	(13)
04/2014		$42	CNY	256	BRC	0	(1)	(1)
04/2014		59		359	CBK	0	(2)	(2)
04/2014		15		91	GST	0	(1)	(1)
04/2014		27		164	HUS	0	(1)	(1)
04/2014		26		158	JPM	0	(1)	(1)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(2)	(2)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(4)	(4)
09/2015		274		1,656	CBK	0	(15)	(15)
09/2015		20		123	MSC	0	(1)	(1)

						$592	$(679)	$(87)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Canada
Corporate Bonds & Notes	0	309	0	309
Sovereign Issues	0	914	0	914
Cayman Islands
Asset-Backed Securities	0	54	0	54
France
Corporate Bonds & Notes	0	2,215	0	2,215
Germany
Corporate Bonds & Notes	0	4,269	0	4,269
Sovereign Issues	0	1,947	0	1,947
Guernsey, Channel Islands
Corporate Bonds & Notes	0	129	0	129
Ireland
Asset-Backed Securities	0	228	0	228
Corporate Bonds & Notes	0	966	0	966
Mortgage-Backed Securities	0	212	0	212
Italy
Asset-Backed Securities	0	249	0	249
Mortgage-Backed Securities	0	147	0	147
Sovereign Issues	0	156	0	156
Luxembourg
Corporate Bonds & Notes	0	133	0	133
Netherlands
Asset-Backed Securities	0	245	0	245
Corporate Bonds & Notes	0	950	0	950
New Zealand
Sovereign Issues	0	1,917	0	1,917
Norway
Corporate Bonds & Notes	0	299	0	299
South Africa
Sovereign Issues	0	12	0	12
Spain
Corporate Bonds & Notes	0	233	0	233
Sovereign Issues	0	1,266	0	1,266
Supranational
Corporate Bonds & Notes	0	2,185	0	2,185
Sweden
Corporate Bonds & Notes	0	301	0	301
United Kingdom
Corporate Bonds & Notes	0	1,212	0	1,212
Mortgage-Backed Securities	0	2,632	0	2,632
Sovereign Issues	0	5,371	0	5,371
United States
Asset-Backed Securities	0	297	0	297
Corporate Bonds & Notes	0	1,453	0	1,453
Mortgage-Backed Securities	0	2,190	0	2,190
U.S. Government Agencies	0	1,776	784	2,560
U.S. Treasury Obligations	0	3,832	0	3,832
Short-Term Instruments
Repurchase Agreements	0	500	0	500
Short-Term Notes	0	772	0	772
Mexico Treasury Bills	0	6,289	0	6,289
Central Funds Used for Cash Management Purposes	7,218	0	0	7,218
Purchased Options
Interest Rate Contracts	0	44	0	44
	$ 7,218	$45,808	$784	$53,810

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	656	0	656
Interest Rate Contracts	224	51	0	275
	$224	$709	$0	$933

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(41)	0	(41)
Foreign Exchange Contracts	0	(686)	0	(686)
Interest Rate Contracts	(25)	(208)	0	(233)

	$(25)	$(935)	$0	$(960)

Totals	$7,417	$45,582	$784	$53,783

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
United States
U.S. Government Agencies	$822	$0	$(38)	$0	$0	$0	$0	$0	$784	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
U.S. Government Agencies	$784	Third Party Vendor	Broker Quote	100.40 - 100.41

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.3%
CORPORATE BONDS & NOTES 0.7%
Australia & New Zealand Banking Group Ltd.
4.875% due 01/12/2021		$800	$931
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		500	583

			1,514

SOVEREIGN ISSUES 0.6%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	850	1,219

Total Australia (Cost $2,580)			2,733

BRAZIL 1.1%
CORPORATE BONDS & NOTES 1.1%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	810
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	716
Petrobras International Finance Co.
7.875% due 03/15/2019		600	733

Total Brazil (Cost $2,111)			2,259

CANADA 3.4%
CORPORATE BONDS & NOTES 0.7%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,576

SOVEREIGN ISSUES 2.7%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,700	5,677

Total Canada (Cost $7,289)			7,253

CAYMAN ISLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		$200	233
Mongolian Mining Corp.
8.875% due 03/29/2017		900	927
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		722	798

Total Cayman Islands (Cost $1,869)			1,958

DENMARK 0.5%
CORPORATE BONDS & NOTES 0.5%
Nykredit Realkredit A/S
2.000% due 01/01/2014	EUR	900	1,167

Total Denmark (Cost $1,215)			1,167

FRANCE 2.5%
CORPORATE BONDS & NOTES 1.0%
Banque PSA Finance S.A.
4.000% due 06/24/2015	EUR	100	130
4.250% due 02/25/2016		700	910
4.875% due 09/25/2015		100	132
6.000% due 07/16/2014		100	133

CIF Euromortgage S.A.
3.750% due 10/23/2019		550	797

			2,102

SOVEREIGN ISSUES 1.5%
France Treasury Notes
2.250% due 02/25/2016		2,380	3,219

Total France (Cost $5,565)			5,321

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Pfandbriefbank AG
3.750% due 05/31/2013	EUR	100	129
Erste Abwicklungsanstalt
3.125% due 03/29/2016		400	553
FMS Wertmanagement AoeR
1.875% due 05/09/2019		500	669
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		400	604
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		575	802
Norddeutsche Landesbank
0.875% due 10/16/2015		$1,000	1,003

Total Germany (Cost $3,799)			3,760

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	323
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	630

Total India (Cost $896)			953

INDONESIA 1.0%
CORPORATE BONDS & NOTES 0.6%
Pertamina Persero PT
4.875% due 05/03/2022		$700	730
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		500	545

			1,275

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	1,924,000	198
6.625% due 05/15/2033		805,000	84
8.250% due 06/15/2032		4,699,000	573

			855

Total Indonesia (Cost $2,167)			2,130

IRELAND 4.2%
ASSET-BACKED SECURITIES 0.2%
LightPoint Pan-European CLO PLC
0.476% due 01/31/2022	EUR	357	448

CORPORATE BONDS & NOTES 2.9%
Depfa ACS Bank
3.875% due 07/15/2013		1,600	2,069
3.875% due 11/14/2016		1,300	1,786
3.905% due 04/15/2014		$700	712
4.375% due 01/15/2015	EUR	1,100	1,488

			6,055

MORTGAGE-BACKED SECURITIES 1.1%
Epic Opera PLC
0.761% due 07/28/2016	GBP	178	266
German Residential Asset Note Distributor PLC
1.611% due 01/20/2021	EUR	1,176	1,505
Opera Finance PLC
0.424% due 10/20/2014		336	425

Quokka Finance PLC
0.410% due 09/01/2016		170	214

			2,410

Total Ireland (Cost $9,249)			8,913

ITALY 0.9%
ASSET-BACKED SECURITIES 0.1%
AUTO ABS SRL
2.800% due 04/27/2025	EUR	82	107

CORPORATE BONDS & NOTES 0.8%
Banca Monte dei Paschi di Siena SpA
4.125% due 11/11/2013		400	511
4.500% due 03/07/2014		400	511
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$600	587

			1,609

Total Italy (Cost $1,778)			1,716

LUXEMBOURG 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,500	1,943
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		300	322

Total Luxembourg (Cost $2,286)			2,265

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	113
3.492% due 03/31/2020		50	16
3.502% due 05/31/2027		200	63
3.580% due 09/28/2018		600	197
3.835% due 08/12/2015		200	66
4.012% due 09/15/2017		800	267

Total Malaysia (Cost $723)			722

MEXICO 5.4%
CORPORATE BONDS & NOTES 0.5%
Petroleos Mexicanos
6.500% due 06/02/2041		$900	1,064

SOVEREIGN ISSUES 4.9%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	43,840	3,610
6.000% due 06/18/2015		26,300	2,212
7.500% due 06/03/2027		5,340	525
8.000% due 06/11/2020		31,790	3,082
10.000% due 12/05/2024		7,910	923

			10,352

Total Mexico (Cost $10,738)			11,416

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$800	825

Total Mongolia (Cost $811)			825

NETHERLANDS 2.6%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	487	607

Harbourmaster CLO Ltd.
0.463% due 06/15/2020		40	51

			658

CORPORATE BONDS & NOTES 2.0%
Bank Nederlandse Gemeenten
3.000% due 03/30/2017		200	279
3.875% due 11/04/2019		100	148
ING Bank NV
0.963% due 05/23/2016		$1,900	1,814
0.983% due 07/03/2017		300	281
2.625% due 12/05/2022		500	498
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019	EUR	200	262
3.375% due 01/19/2016		300	416
Rabobank Group
4.750% due 01/15/2020		$500	565

			4,263

SOVEREIGN ISSUES 0.3%
Netherlands Government Bond
3.250% due 07/15/2021	EUR	500	733

Total Netherlands (Cost $5,639)			5,654

RUSSIA 1.7%
SOVEREIGN ISSUES 1.7%
Russia Government International Bond
7.500% due 03/31/2030		$2,945	3,654

Total Russia (Cost $3,422)			3,654

SOUTH AFRICA 3.1%
SOVEREIGN ISSUES 3.1%
South Africa Government International Bond
6.750% due 03/31/2021	ZAR	10,000	1,103
8.000% due 12/21/2018		24,600	2,906
8.250% due 09/15/2017		20,800	2,465

Total South Africa (Cost $7,100)			6,474

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.1%
Korea Development Bank
3.000% due 09/14/2022		$300	299

SOVEREIGN ISSUES 0.9%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	413
3.500% due 03/10/2017		564,400	527
3.750% due 06/10/2022		366,900	358
4.000% due 12/10/2031		127,000	132
5.750% due 09/10/2018		529,100	553

			1,983

Total South Korea (Cost $2,231)			2,282

SPAIN 3.6%
CORPORATE BONDS & NOTES 1.2%
Bankia S.A.
0.410% due 09/23/2013	EUR	100	126
3.500% due 11/13/2014		250	325
3.500% due 12/14/2015		100	129
4.250% due 02/21/2014		100	131
4.250% due 07/05/2016		100	131
4.375% due 02/14/2017		100	121
Mapfre S.A.
5.125% due 11/16/2015		1,100	1,475

			2,438

SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
3.875% due 04/07/2015		300	375
5.375% due 04/04/2013		100	128

Autonomous Community of Madrid Spain
4.200% due 09/24/2014		200	262
4.305% due 03/06/2014		100	132
5.750% due 02/01/2018		900	1,194
Autonomous Community of Valencia Spain
4.750% due 03/20/2014		100	130
Junta de Castilla y Leon
6.270% due 02/19/2018		300	403
6.505% due 03/01/2019		300	404
Spain Government International Bond
4.500% due 01/31/2018		200	264
Xunta de Galicia
5.763% due 04/03/2017		900	1,194
6.131% due 04/03/2018		500	669

			5,155

Total Spain (Cost $7,682)			7,593

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	1,200	1,739

Total Supranational (Cost $1,655)			1,739

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
4.000% due 03/31/2014	EUR	200	266
Swedbank Hypotek AB
2.950% due 03/28/2016		$1,000	1,063

Total Sweden (Cost $1,325)			1,329

UNITED KINGDOM 10.9%
CORPORATE BONDS & NOTES 4.2%
Bank of Scotland PLC
3.875% due 01/15/2014	EUR	300	395
FCE Bank PLC
5.125% due 11/16/2015	GBP	100	164
HSBC Holdings PLC
5.100% due 04/05/2021		$1,100	1,274
LBG Capital PLC
15.000% due 12/21/2019	GBP	1,200	2,626
15.000% due 12/21/2019	EUR	400	737
Lloyds TSB Bank PLC
4.875% due 03/30/2027	GBP	1,200	2,138
Northern Rock Asset Management PLC
4.125% due 03/27/2018	EUR	800	1,150
Royal Bank of Scotland PLC
5.125% due 01/13/2024	GBP	100	185
Standard Chartered PLC
3.950% due 01/11/2023		$300	300

			8,969

MORTGAGE-BACKED SECURITIES 1.3%
DECO Series
0.671% due 01/27/2020	GBP	206	297
Gemgarto
3.461% due 05/14/2045		374	597
Great Hall Mortgages PLC
0.410% due 06/18/2039		$379	342
Leek Finance Ltd.
0.787% due 12/21/2037	GBP	560	883
Radamantis European Loan Conduit PLC
0.681% due 10/25/2015		398	599

			2,718

SOVEREIGN ISSUES 5.4%
United Kingdom Gilt
1.875% due 11/22/2022 (a)		4,781	9,888
2.000% due 01/22/2016		800	1,274

3.750% due 09/07/2020		100	179

			11,341

Total United Kingdom (Cost $23,113)			23,028

UNITED STATES 27.8%
ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust
0.334% due 02/25/2037		$179	161
0.484% due 04/25/2036		300	210
Argent Securities, Inc.
0.354% due 07/25/2036		481	190
0.364% due 05/25/2036		816	290
Bear Stearns Asset-Backed Securities Trust
0.524% due 01/25/2047		300	249
Countrywide Asset-Backed Certificates
0.304% due 08/25/2037		257	252
0.589% due 11/25/2035		203	181
0.924% due 07/25/2034		400	351
5.085% due 04/25/2036		200	197
5.526% due 07/25/2036		310	295
Credit-Based Asset Servicing and Securitization LLC
4.602% due 03/25/2037 ^		382	216
First Franklin Mortgage Loan Trust
1.054% due 07/25/2034		300	232
GSAA Trust
0.654% due 08/25/2037		181	147
Home Equity Mortgage Loan Asset-Backed Trust
0.444% due 04/25/2047		400	216
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		82	74
People’s Choice Home Loan Securities Trust
1.149% due 05/25/2035		600	309
Structured Asset Securities Corp.
0.364% due 03/25/2036		212	203
Wachovia Mortgage Loan Trust LLC
0.644% due 10/25/2035		200	174

			3,947

BANK LOAN OBLIGATIONS 0.3%
HJ Heinz Co.
3.500% due 03/27/2020		600	598

CORPORATE BONDS & NOTES 5.7%
Altria Group, Inc.
4.750% due 05/05/2021		700	794
Amgen, Inc.
3.875% due 11/15/2021		400	438
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	1,100	1,571
Boston Scientific Corp.
6.000% due 01/15/2020		$1,350	1,581
HSBC Finance Corp.
6.676% due 01/15/2021		700	830
JPMorgan Chase Bank N.A.
0.879% due 05/31/2017	EUR	200	252
5.375% due 09/28/2016	GBP	1,400	2,385
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		$600	725
Pioneer Natural Resources Co.
5.875% due 07/15/2016		700	792
Rockies Express Pipeline LLC
5.625% due 04/15/2020		700	653
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	496
4.375% due 09/16/2014		1,100	1,471

			11,988

MORTGAGE-BACKED SECURITIES 2.0%
Banc of America Funding Corp.
0.413% due 04/20/2047		$428	329
6.000% due 07/25/2037		256	201
Banc of America Large Loan Trust
2.503% due 11/15/2015		181	182
Chase Mortgage Finance Corp.
4.991% due 03/25/2037		233	196
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036		210	181
Credit Suisse Mortgage Capital Certificates
2.652% due 02/26/2036		188	180

CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^		274	210
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036		228	187
Indymac Index Mortgage Loan Trust
2.551% due 11/25/2035		286	227
JPMorgan Alternative Loan Trust
5.600% due 12/25/2036		223	191
Merrill Lynch Mortgage Investors Trust
3.024% due 03/25/2036 ^		372	257
Morgan Stanley Mortgage Loan Trust
3.130% due 09/25/2035		242	200
5.187% due 05/25/2036		265	212
PHH Alternative Mortgage Trust
6.000% due 05/25/2037		238	198
Prime Mortgage Trust
6.000% due 06/25/2036		235	203
Residential Accredit Loans, Inc. Trust
0.334% due 02/25/2037		247	202
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		222	206
6.000% due 06/25/2037		197	178
Structured Adjustable Rate Mortgage Loan Trust
0.424% due 06/25/2037		231	191
Structured Asset Mortgage Investments, Inc.
0.434% due 02/25/2036		85	65
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		296	296

			4,292

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
2.500% due 05/01/2028		3,000	3,106
3.000% due 08/01/2042 - 04/01/2043		5,282	5,450
3.500% due 04/01/2043		1,000	1,056
4.500% due 04/01/2039 - 04/01/2043		2,867	3,090
5.500% due 04/01/2043		1,000	1,091

			13,793

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Bonds
3.125% due 02/15/2043 (c)(d)(e)		2,000	2,008
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022 (c)(d)(e)		2,238	2,439
0.125% due 07/15/2022 (c)(d)		7,760	8,470
0.125% due 01/15/2023		1,297	1,402
U.S. Treasury Notes
1.250% due 10/31/2019 (c)(d)(e)		1,100	1,109
2.000% due 02/15/2023		8,600	8,717

			24,145

Total United States (Cost $58,051)			58,763

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$400	394

Total Virgin Islands (British) (Cost $398)			394

SHORT-TERM INSTRUMENTS 23.6%
REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.210% due 04/01/2013		$600	600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $614. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		452	452
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $465. Repurchase proceeds are $452.)

			1,052

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.251% due 07/26/2013		200	200

MALAYSIA TREASURY BILLS 1.1%
2.975% due 04/02/2013	MYR	7,100	2,293

MEXICO TREASURY BILLS 9.4%
4.309% due 04/04/2013	MXN	245,000	19,829

U.S. TREASURY BILLS 0.1%
0.107% due 09/19/2013 (e)		$270	270

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 12.4%
PIMCO Short-Term Floating NAV Portfolio		2,622,586	26,244

Total Short-Term Instruments (Cost $49,298)			49,888

PURCHASED OPTIONS (g) 0.0%
(Cost $26)			12

Total Investments 101.1% (Cost $213,016)			$214,201
Written Options (h) (0.1%) (Premiums $273)			(122)
Other Assets and Liabilities (Net) (1.0%)			(2,146)

Net Assets 100.0%			$211,933

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $506 and cash of $10 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Short	12/2013	39	$1
3-Month Euribor December Futures	Long	12/2015	167	102
3-Month Euribor June Futures	Short	06/2014	39	1
3-Month Euribor June Futures	Long	06/2015	67	64
3-Month Euribor March Futures	Short	03/2014	39	1
3-Month Euribor September Futures	Short	09/2013	39	(1)
3-Month Euribor September Futures	Long	09/2015	146	85
90-Day Eurodollar June Futures	Long	06/2013	11	(1)
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2013	15	(19)
Euro-Bobl June Futures	Short	06/2013	40	(43)
Euro-Bund 10-Year Bond June Futures	Long	06/2013	18	40
Japan Government 10-Year Bond June Futures	Short	06/2013	1	(8)
Put Options Strike @ EUR 141.500 on Euro-Bund 10-Year Bond June Futures	Short	05/2013	15	9

				$231

(d)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $887 and cash of $46 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.BP.IG-20 5-Year Index	1.000%	06/20/2018	$1,700	$8	$1

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	38,500	$3	$8
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		$4,000	31	(34)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	100	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		800	14	8
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,000	5	(2)
Pay	6-Month EUR-EURIBOR	1.000%	09/18/2018	EUR	5,500	(24)	0
Receive	6-Month EUR-EURIBOR	2.500%	03/21/2023		5,150	(5)	(81)
Pay	6-Month EUR-EURIBOR	2.000%	09/18/2023		8,000	195	65
Receive	6-Month EUR-EURIBOR	2.500%	09/18/2043		1,700	(63)	(65)
Receive	6-Month GBP-LIBOR	2.250%	09/18/2023	GBP	2,400	(65)	(55)

						$91	$(157)

(e)	Securities with an aggregate market value of $1,914 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(f)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
Lloyds Banking Group PLC	BPS	(5.000%	)	03/20/2018	3.485%	EUR	700	$(65)	$(85)	$20
Lloyds Banking Group PLC	CBK	(5.000%	)	03/20/2018	3.485%		400	(37)	(56)	19
Lloyds Banking Group PLC	FBF	(5.000%	)	03/20/2018	3.485%		2,300	(211)	(282)	71

								$(313)	$(423)	$110

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.519%	$900	$3	$6	$(3)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.024%	500	0	(4)	4
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.681%	2,750	(138)	(113)	(25)
China Government International Bond	FBF	1.000%	12/20/2016	0.494%	100	2	(5)	7
China Government International Bond	JPM	1.000%	12/20/2016	0.494%	400	8	(19)	27
China Government International Bond	MYC	1.000%	12/20/2016	0.494%	100	2	(5)	7
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.554%	100	1	(10)	11
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.502%	100	2	(3)	5
Export-Import Bank of China	UAG	1.000%	06/20/2016	0.441%	200	4	(4)	8
France Government Bond	MYC	0.250%	03/20/2018	0.791%	700	(18)	(16)	(2)
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.279%	3,550	(75)	(109)	34

						$(209)	$(282)	$73

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	$2,500	$179	$344	$(165)
CDX.IG-20 5-Year Index	FBF	1.000%	06/20/2018	1,100	6	6	0

					$185	$350	$(165)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/18/2015	BOA	EUR	3,727	$4,800	$(15)	$(37)	$22
Floating rate equal to 3-Month EUR-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/18/2015	DUB		9,635	12,400	(29)	(11)	(18)

							$(44)	$(48)	$4

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	43,600	$17	$(83)	$100
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		9,400	(94)	(2)	(92)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		18,500	(172)	24	(196)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	7,527	18	1	17

							$(231)	$(60)	$(171)

(g)	Purchased options outstanding as of March 31, 2013:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus JPY	GLM	JPY	94.000	04/18/2013	$525	$4	$6
Call - OTC USD versus JPY	CBK		98.000	04/18/2013	100	0	0
Call - OTC USD versus JPY	BRC		98.000	04/18/2013	100	0	0
Call - OTC USD versus JPY	BOA		98.600	04/18/2013	177	1	0
Call - OTC USD versus JPY	GLM		98.600	04/18/2013	1,673	9	1
Call - OTC USD versus JPY	BOA		101.200	04/18/2013	437	1	0
Call - OTC USD versus JPY	GLM		101.200	04/18/2013	4,275	7	1
Call - OTC USD versus RUB	DUB	RUB	32.200	04/24/2013	580	1	1
Call - OTC USD versus RUB	UAG		32.200	04/24/2013	870	1	1
Call - OTC USD versus RUB	FBF		32.200	04/24/2013	870	1	1
Call - OTC USD versus RUB	MSX		32.200	04/24/2013	580	1	1

						$26	$12

(h)	Written options outstanding as of March 31, 2013:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note May Futures	$129.000	04/26/2013	1	$1	$0
Call - CBOT U.S. Treasury 10-Year Note May Futures	132.500	04/26/2013	1	0	(1)

				$1	$(1)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$500	$2	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		500	2	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		1,900	7	(8)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		1,900	7	0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	1,300	3	(2)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		1,300	3	(3)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		8,200	16	(15)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		8,200	16	(17)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		3,400	7	(6)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		3,400	7	(7)
Call - OTC 1-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		1,100	2	(2)
Put - OTC 1-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		1,100	2	(2)
Call - OTC 1-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		800	1	(2)
Put - OTC 1-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		800	2	(2)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		$300	2	(4)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		300	2	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	2,900	6	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,400	3	0
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		$300	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		600	1	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		600	1	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		400	1	0
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	2,100	12	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		700	4	0
Put - OTC 5-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	1.350%	06/03/2013		5,600	40	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.350%	06/03/2013		1,600	12	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		900	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month GBP-LIBOR	Pay	1.500%	05/07/2013	GBP	5,700	21	0
Put - OTC 5-Year Interest Rate Swap	GLM	6-Month GBP-LIBOR	Pay	1.500%	05/07/2013		2,700	9	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$500	2	(2)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	3	(2)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	(1)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(1)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		500	2	(2)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	3	(2)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		200	1	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.900%	04/02/2013	EUR	1,600	15	0
Put - OTC 10-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.900%	04/02/2013		1,600	15	0

								$244	$(90)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPM	JPY	94.000	04/18/2013	$2,400	$17	$(27)
Call - OTC USD versus ZAR	HUS	ZAR	9.380	04/18/2013	200	2	(1)
Call - OTC USD versus ZAR	FBF		9.452	04/18/2013	100	1	(1)
Call - OTC USD versus ZAR	JPM		9.452	04/18/2013	100	1	0
Call - OTC USD versus ZAR	FBF		9.465	04/19/2013	50	1	0
Call - OTC USD versus ZAR	UAG		9.465	04/19/2013	50	1	0
Call - OTC USD versus ZAR	DUB		9.456	04/23/2013	200	2	(1)
Call - OTC USD versus ZAR	BRC		9.676	04/25/2013	100	1	0
Call - OTC USD versus ZAR	UAG		9.710	04/25/2013	200	2	(1)

						$28	$(31)

(i)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	641		$318	BRC	$1	$0	$1
04/2013		18,036		9,174	FBF	249	0	249
04/2013		1,626		790	HUS	0	(15)	(15)
04/2013		892		443	JPM	2	0	2
04/2013		17,880		8,884	UAG	35	0	35
04/2013	IDR	13,835,621		1,422	JPM	2	0	2
04/2013	ILS	4,805		1,318	MSC	0	(3)	(3)
04/2013	INR	47,464		850	FBF	0	(20)	(20)
04/2013		130,712		2,409	JPM	13	0	13
04/2013	MXN	6,141		480	FBF	0	(17)	(17)
04/2013		298,791		23,195	JPM	0	(992)	(992)
04/2013		6,949		560	UAG	0	(2)	(2)
04/2013	MYR	4,745		1,550	DUB	17	0	17
04/2013		30,166		9,884	FBF	137	0	137
04/2013	PEN	1,065		409	MSC	0	(2)	(2)
04/2013	SGD	1,168		950	HUS	8	0	8
04/2013	THB	51,791		1,749	FBF	0	(18)	(18)
04/2013		$320	BRL	641	BRC	0	(3)	(3)
04/2013		8,959		18,036	FBF	0	(34)	(34)
04/2013		808		1,626	HUS	0	(3)	(3)
04/2013		450		892	JPM	0	(8)	(8)
04/2013		8,656		17,880	UAG	194	(2)	192
04/2013		1,100	COP	1,970,100	BRC	0	(23)	(23)
04/2013		499		920,078	UAG	4	0	4
04/2013		1,300	HKD	10,072	HUS	0	(2)	(2)
04/2013		2	IDR	24,375	BRC	0	0	0
04/2013		1,382		13,811,246	UAG	36	0	36
04/2013		449	ILS	1,700	BRC	18	0	18
04/2013		224		850	CBK	10	0	10
04/2013		210		820	HUS	16	0	16
04/2013		379		1,434	JPM	15	0	15
04/2013		3,227	INR	178,176	CBK	38	0	38
04/2013		4,726	JPY	420,639	BRC	0	(257)	(257)
04/2013		4,718		420,640	UAG	0	(249)	(249)
04/2013		348	MXN	4,473	BOA	14	0	14
04/2013		211		2,709	DUB	9	0	9
04/2013		159		2,075	HUS	9	0	9
04/2013		2,929		37,308	JPM	91	0	91
04/2013		1,825		23,372	UAG	67	0	67
04/2013		2,018	MYR	6,207	BRC	0	(12)	(12)
04/2013		9,213		28,704	CBK	61	0	61
04/2013		260	PEN	665	CBK	0	(4)	(4)
04/2013		440		1,125	HUS	0	(6)	(6)
04/2013		353	RUB	10,947	BRC	0	(2)	(2)
04/2013		568		17,615	DUB	0	(4)	(4)
04/2013		729		22,609	GLM	0	(5)	(5)
04/2013		400		12,404	HUS	0	(3)	(3)
04/2013		5,021		154,290	JPM	0	(82)	(82)
04/2013		2,151	SGD	2,626	CBK	0	(34)	(34)
04/2013		1,000	THB	30,615	CBK	44	0	44
04/2013		694		21,176	FBF	28	0	28
04/2013		1,471	TRY	2,657	JPM	0	(8)	(8)
04/2013		2,379	TWD	68,628	BRC	0	(83)	(83)
04/2013		250		7,410	JPM	0	(2)	(2)
04/2013		75	ZAR	683	BRC	0	(1)	(1)
04/2013		73		660	HUS	0	(1)	(1)
04/2013		50		444	MSC	0	(2)	(2)
04/2013	ZAR	10,632		$1,179	BRC	28	0	28
04/2013		327		37	FBF	1	0	1
04/2013		35,009		4,018	HUS	225	0	225
04/2013		224		25	JPM	1	0	1
04/2013		563		62	UAG	1	0	1
05/2013	CHF	950		1,034	CBK	32	0	32
05/2013	EUR	1,130		1,498	BOA	49	0	49
05/2013		880		1,181	BPS	53	0	53
05/2013		580		773	CBK	29	0	29
05/2013		386		500	GLM	5	0	5
05/2013		490		632	UAG	4	0	4
05/2013	GBP	1,550		2,393	BPS	38	0	38
05/2013		120		188	BRC	5	0	5
05/2013		390		582	CBK	0	(11)	(11)
05/2013		7,950		12,192	FBF	231	(115)	116
05/2013		1,710		2,565	SOG	0	(32)	(32)
05/2013		220		347	UAG	13	0	13
05/2013	HUF	1,045		5	GLM	0	0	0
05/2013		$1,563	AUD	1,520	UAG	14	0	14
05/2013		1,967	CAD	2,014	BOA	16	(3)	13
05/2013		2,336	CHF	2,140	BOA	0	(80)	(80)
05/2013		1,244	CZK	23,447	BRC	0	(77)	(77)
05/2013		955	DKK	5,290	HUS	0	(45)	(45)
05/2013		5,887	EUR	4,440	BOA	0	(193)	(193)
05/2013		1,754		1,320	BPS	0	(62)	(62)
05/2013		273		210	CBK	0	(4)	(4)
05/2013		1,445		1,110	DUB	0	(21)	(21)
05/2013		599		448	HUS	0	(25)	(25)
05/2013		312		240	JPM	0	(5)	(5)
05/2013		1,397		1,086	RBC	0	(5)	(5)
05/2013		236		180	SCX	0	(5)	(5)
05/2013		1,154	GBP	760	HUS	1	0	1
05/2013		521		349	JPM	9	0	9
05/2013		847	JPY	80,800	BOA	11	0	11
05/2013		1,605		154,300	JPM	34	0	34
05/2013		5,564		520,000	RBC	0	(38)	(38)
05/2013		2,587	KRW	2,834,098	JPM	0	(50)	(50)
05/2013		314	NOK	1,730	CBK	0	(18)	(18)
05/2013		2,951	PLN	9,086	DUB	0	(171)	(171)
05/2013		1,744	SEK	11,110	FBF	0	(41)	(41)
06/2013	BRL	1,789		$900	MSC	21	0	21
06/2013		1,689		850	UAG	20	0	20
06/2013	MXN	17,744		1,420	JPM	0	(5)	(5)
06/2013		14,427		1,121	UAG	0	(38)	(38)
06/2013		$9,103	BRL	18,036	FBF	0	(239)	(239)
06/2013		445		892	UAG	0	(6)	(6)
06/2013		391	CLP	192,193	GLM	13	0	13
07/2013	MYR	28,704		$9,167	CBK	0	(75)	(75)
07/2013		$1,409	IDR	13,835,621	JPM	0	(6)	(6)
07/2013		1,314	ILS	4,805	MSC	2	0	2
07/2013		2,370	INR	130,712	JPM	0	(19)	(19)
07/2013		1,741	THB	51,791	FBF	16	0	16
08/2013		2,399	CNY	15,055	BRC	0	(3)	(3)

						$1,990	$(3,291)	$(1,301)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,514	$0	$1,514
Sovereign Issues	0	1,219	0	1,219
Brazil
Corporate Bonds & Notes	0	2,259	0	2,259
Canada
Corporate Bonds & Notes	0	1,576	0	1,576
Sovereign Issues	0	5,677	0	5,677
Cayman Islands
Corporate Bonds & Notes	0	1,958	0	1,958
Denmark
Corporate Bonds & Notes	0	1,167	0	1,167
France
Corporate Bonds & Notes	0	2,102	0	2,102
Sovereign Issues	0	3,219	0	3,219
Germany
Corporate Bonds & Notes	0	3,760	0	3,760
India
Corporate Bonds & Notes	0	953	0	953
Indonesia
Corporate Bonds & Notes	0	1,275	0	1,275
Sovereign Issues	0	855	0	855
Ireland
Asset-Backed Securities	0	448	0	448
Corporate Bonds & Notes	0	6,055	0	6,055
Mortgage-Backed Securities	0	2,410	0	2,410
Italy
Asset-Backed Securities	0	107	0	107
Corporate Bonds & Notes	0	1,609	0	1,609
Luxembourg
Corporate Bonds & Notes	0	2,265	0	2,265
Malaysia
Sovereign Issues	0	722	0	722
Mexico
Corporate Bonds & Notes	0	1,064	0	1,064
Sovereign Issues	0	10,352	0	10,352
Mongolia
Sovereign Issues	0	825	0	825
Netherlands
Asset-Backed Securities	0	658	0	658
Corporate Bonds & Notes	0	4,263	0	4,263
Sovereign Issues	0	733	0	733
Russia
Sovereign Issues	0	3,654	0	3,654
South Africa
Sovereign Issues	0	6,474	0	6,474
South Korea
Corporate Bonds & Notes	0	299	0	299
Sovereign Issues	0	1,983	0	1,983
Spain
Corporate Bonds & Notes	0	2,438	0	2,438
Sovereign Issues	0	5,155	0	5,155
Supranational
Corporate Bonds & Notes	0	1,739	0	1,739
Sweden
Corporate Bonds & Notes	0	1,329	0	1,329
United Kingdom
Corporate Bonds & Notes	0	8,969	0	8,969
Mortgage-Backed Securities	0	2,718	0	2,718
Sovereign Issues	0	11,341	0	11,341
United States
Asset-Backed Securities	0	3,947	0	3,947
Bank Loan Obligations	0	598	0	598
Corporate Bonds & Notes	0	11,988	0	11,988
Mortgage-Backed Securities	0	4,292	0	4,292
U.S. Government Agencies	0	13,793	0	13,793
U.S. Treasury Obligations	0	24,145	0	24,145
Virgin Islands (British)
Corporate Bonds & Notes	0	394	0	394
Short-Term Instruments
Repurchase Agreements	0	1,052	0	1,052
Short-Term Notes	0	200	0	200
Mexico Treasury Bills	0	19,829	0	19,829
U.S. Treasury Bills	0	270	0	270
Central Funds Used for Cash Management Purposes	26,244	0	0	26,244
Malaysia Treasury Bills	0	2,293	0	2,293
Purchased Options
Foreign Exchange Contracts	0	12	0	12
	$26,244	$187,957	$0	$214,201

Financial Derivative Instruments - Assets
Credit Contracts	0	214	0	214
Foreign Exchange Contracts	0	2,012	0	2,012
Interest Rate Contracts	303	198	0	501
	$303	$2,424	$0	$2,727

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(195)	0	(195)
Foreign Exchange Contracts	0	(3,340)	0	(3,340)
Interest Rate Contracts	(72)	(617)	0	(689)

	$(72)	$(4,152)	$0	$(4,224)

Totals	$26,475	$186,229	$0	$212,704

(ii)	There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.429% due 02/21/2038		$176	$175
3.430% due 08/22/2037	AUD	239	244
3.583% due 07/12/2036		65	67
Swan Trust
0.372% due 05/12/2037		$221	219
3.082% due 05/12/2037	AUD	304	317
Torrens Trust
3.465% due 10/19/2038		309	319

Total Australia (Cost $1,253)			1,341

BRAZIL 5.3%
CORPORATE BONDS & NOTES 4.1%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,591
Banco Santander Brasil S.A.
2.380% due 03/18/2014		$3,700	3,710
4.250% due 01/14/2016		200	210
4.500% due 04/06/2015		1,500	1,568
Banco Votorantim Ltd.
3.284% due 03/28/2014		2,400	2,396
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,882
BM&FBovespa S.A.
5.500% due 07/16/2020		300	335
BRF Brasil Foods S.A.
5.875% due 06/06/2022		5,100	5,686
CSN Islands Corp.
6.875% due 09/21/2019		200	223

			19,601

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
8.250% due 01/20/2034		3,700	5,642

Total Brazil (Cost $23,840)			25,243

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,083

Total Canada (Cost $929)			1,083

CAYMAN ISLANDS 1.8%
ASSET-BACKED SECURITIES 1.8%
Ares CLO Ltd.
0.918% due 11/25/2020		$4,847	4,807
Avenue CLO Fund Ltd.
0.640% due 02/15/2017		1,696	1,697
Black Diamond CLO Delaware Corp.
0.530% due 06/20/2017		12	12
BlueMountain CLO Ltd.
0.528% due 11/15/2017		383	383
Kingsland Ltd.
0.530% due 06/13/2019		1,440	1,435
Landmark CDO Ltd.
0.587% due 06/01/2017		492	489

Total Cayman Islands (Cost $8,719)			8,823

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	117

Total France (Cost $100)			117

GERMANY 1.4%
CORPORATE BONDS & NOTES 1.1%
KFW
4.250% due 07/04/2014	EUR	2,200	2,968
6.250% due 05/19/2021	AUD	1,900	2,234

			5,202

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,463

Total Germany (Cost $6,480)			6,665

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$400	430

Total Guernsey, Channel Islands (Cost $400)			430

ITALY 1.8%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.361% due 12/12/2028	EUR	123	156

SOVEREIGN ISSUES 1.8%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)		2,661	3,171
4.000% due 02/01/2037		5,200	5,770

			8,941

Total Italy (Cost $8,758)			9,097

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	364

Total Luxembourg (Cost $300)			364

MEXICO 2.4%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,107
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,163

			3,270

SOVEREIGN ISSUES 1.7%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	71,200	8,304

Total Mexico (Cost $10,654)			11,574

NETHERLANDS 8.8%
CORPORATE BONDS & NOTES 2.3%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,102
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	544
Waha Aerospace BV
3.925% due 07/28/2020		375	401

			11,047

SOVEREIGN ISSUES 6.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	11,200	14,536
2.500% due 01/15/2017		4,300	5,925
4.000% due 07/15/2016		7,800	11,177

			31,638

Total Netherlands (Cost $43,258)			42,685

NORWAY 1.2%
CORPORATE BONDS & NOTES 1.2%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,864
Eksportfinans ASA
0.505% due 04/05/2013		100	100
1.600% due 03/20/2014	JPY	1,000	10
1.875% due 04/02/2013		$300	300
2.000% due 09/15/2015		800	769
2.375% due 05/25/2016		200	190
3.000% due 11/17/2014		200	199
5.500% due 05/25/2016		500	520
5.500% due 06/26/2017		600	623

Total Norway (Cost $5,346)			5,575

QATAR 1.2%
CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,208

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,381

Total Qatar (Cost $5,401)			5,589

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	538
5.750% due 05/22/2013	EUR	500	646
5.875% due 01/14/2015		$2,600	2,825

			4,009

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	212
5.750% due 04/16/2014		200	210
7.125% due 04/16/2019		700	908

			1,330

Total South Korea (Cost $5,191)			5,339

SPAIN 2.1%
SOVEREIGN ISSUES 2.1%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	3,300	4,315
4.305% due 03/06/2014		2,000	2,629
Spain Government International Bond
4.200% due 01/31/2037		2,900	3,047

Total Spain (Cost $9,189)			9,991

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS AG
5.875% due 12/20/2017		$4,939	5,867

Total Switzerland (Cost $5,047)			5,867

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,380

Total United Arab Emirates (Cost $2,050)			2,380

UNITED KINGDOM 12.7%
CORPORATE BONDS & NOTES 1.4%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	2,685
HBOS PLC
6.750% due 05/21/2018		$800	894
LBG Capital PLC
8.500% due 12/17/2021 (c)		1,200	1,286
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,755

			6,620

SOVEREIGN ISSUES 11.3%
United Kingdom Gilt
1.750% due 09/07/2022 (f)		7,300	11,084
3.750% due 09/07/2021 (f)		15,500	27,727
4.000% due 03/07/2022 (f)		8,600	15,664

			54,475

Total United Kingdom (Cost $60,361)			61,095

UNITED STATES 68.6%
ASSET-BACKED SECURITIES 6.1%
Ameriquest Mortgage Securities, Inc.
0.674% due 10/25/2035		$1,000	885
Amortizing Residential Collateral Trust
0.784% due 07/25/2032		1	1
0.904% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.254% due 12/25/2036		90	86
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,938	2,078
Countrywide Asset-Backed Certificates
0.604% due 08/25/2034		156	148
0.654% due 04/25/2036		1,000	754
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		27	14
Denver Arena Trust
6.940% due 11/15/2019		49	51
EMC Mortgage Loan Trust
0.654% due 05/25/2043		531	468
Home Equity Mortgage Trust
6.000% due 01/25/2037		186	40
Illinois Student Assistance Commission
1.351% due 04/25/2022		4,231	4,283
JPMorgan Mortgage Acquisition Corp.
0.484% due 03/25/2047		1,632	855
Morgan Stanley ABS Capital
0.314% due 03/25/2037		1,446	624
0.454% due 08/25/2036		3,250	1,485
1.004% due 07/25/2037		1,686	1,530
SACO, Inc.
0.604% due 04/25/2035		9	7
Securitized Asset-Backed Receivables LLC
0.254% due 12/25/2036		10	5
SLC Student Loan Trust
0.730% due 06/15/2017		255	255
SLM Student Loan Trust
0.381% due 04/26/2021		527	527
0.421% due 01/27/2025		5,000	4,992
0.480% due 12/17/2018		50	50
0.801% due 10/25/2017		979	983
0.904% due 01/25/2029		4,099	4,146
South Carolina Student Loan Corp.
1.301% due 07/25/2025		5,100	5,176
Structured Asset Securities Corp.
0.604% due 05/25/2034		3	3
1.704% due 04/25/2035		25	24
Washington Mutual Asset-Backed Certificates Trust
0.264% due 10/25/2036		54	22

			29,494

BANK LOAN OBLIGATIONS 1.9%
Dell, Inc.
5.000% due 11/06/2013		2,100	2,090

HCA, Inc.
2.704% due 05/02/2016		900	904
HJ Heinz Co.
3.500% due 03/27/2020		1,800	1,818
5.000% due 03/27/2014		750	746
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,800	1,815
Vodafone Americas Finance, Inc.
6.875% due 08/17/2015		1,551	1,589

			8,962

CORPORATE BONDS & NOTES 17.7%
Ally Financial, Inc.
3.680% due 06/20/2014		1,100	1,131
6.750% due 12/01/2014		2,000	2,155
Altria Group, Inc.
9.250% due 08/06/2019		338	472
American Express Credit Corp.
5.875% due 05/02/2013		200	201
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,071
8.000% due 05/22/2068	EUR	1,700	2,571
8.175% due 05/15/2068		$1,600	2,162
Bank of America Corp.
7.625% due 06/01/2019		3,900	4,963
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,195
7.250% due 02/01/2018		1,300	1,618
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,579
6.400% due 06/15/2016		200	229
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,335
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,094
CIT Group, Inc.
5.250% due 04/01/2014		400	417
Citigroup, Inc.
0.576% due 11/05/2014		100	100
0.859% due 05/31/2017	EUR	100	122
1.480% due 11/30/2017		6,600	8,168
1.990% due 05/15/2018		$1,700	1,767
4.500% due 01/14/2022		5,210	5,807
4.750% due 02/10/2019	EUR	200	254
6.125% due 05/15/2018		$500	597
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,134
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,079	1,248
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	5,017
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	122
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	309
8.000% due 06/01/2014		1,800	1,937
8.700% due 10/01/2014		2,400	2,663
Goldman Sachs Group, Inc.
0.702% due 07/22/2015		500	495
0.805% due 01/12/2015		700	697
0.884% due 09/29/2014		800	800
3.700% due 08/01/2015		800	846
6.250% due 09/01/2017		500	588
International Lease Finance Corp.
6.750% due 09/01/2016		1,300	1,476
7.125% due 09/01/2018		1,200	1,416
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	205
JPMorgan Chase Bank N.A.
0.879% due 05/31/2017	EUR	2,700	3,400
KB Home
5.875% due 01/15/2015		$1,200	1,275
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	609
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		800	220
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,154
Masco Corp.
6.125% due 10/03/2016		200	224
Metropolitan Life Global Funding
5.125% due 04/10/2013		1,300	1,301
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,120

Morgan Stanley
0.590% due 04/13/2016	EUR	700	876
0.784% due 10/15/2015		$1,000	984
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	553
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	828
3.750% due 05/11/2017		1,800	1,931
Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,397
Southwestern Energy Co.
4.100% due 03/15/2022		300	318
7.500% due 02/01/2018		100	123
UAL Pass-Through Trust
10.400% due 05/01/2018		890	1,024
UST LLC
5.750% due 03/01/2018		1,000	1,176

			85,474

MORTGAGE-BACKED SECURITIES 20.3%
Adjustable Rate Mortgage Trust
3.079% due 09/25/2035		31	30
American Home Mortgage Assets LLC
0.394% due 05/25/2046		431	298
0.414% due 10/25/2046		573	377
Banc of America Funding Corp.
2.687% due 02/20/2036		595	581
5.500% due 01/25/2036		771	809
5.888% due 04/25/2037		600	544
5.907% due 10/20/2046 ^		194	155
Banc of America Large Loan Trust
2.503% due 11/15/2015		4,887	4,927
Banc of America Mortgage Trust
3.097% due 05/25/2035		4,900	4,462
5.500% due 11/25/2035		747	752
BCAP LLC Trust
0.374% due 01/25/2037 ^		431	322
5.250% due 04/26/2037		2,597	2,452
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		162	163
2.320% due 08/25/2035		4,735	4,824
2.600% due 03/25/2035		225	227
2.706% due 08/25/2033		24	24
2.793% due 03/25/2035		62	63
2.801% due 02/25/2047		1,908	1,513
2.804% due 10/25/2033		24	24
3.018% due 05/25/2047 ^		588	481
3.051% due 05/25/2034		59	57
3.145% due 05/25/2034		19	18
3.485% due 11/25/2034		16	16
Bear Stearns Alt-A Trust
1.204% due 09/25/2034		1,329	1,312
2.835% due 11/25/2035 ^		247	190
2.926% due 09/25/2035		202	171
5.184% due 08/25/2036 ^		315	221
Bear Stearns Structured Products, Inc.
2.735% due 12/26/2046		161	112
CC Funding Corp.
0.384% due 07/25/2036		138	114
Chase Mortgage Finance Corp.
2.905% due 12/25/2035		1,122	1,042
Citigroup Commercial Mortgage Trust
5.697% due 12/10/2049		400	457
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		90	90
2.340% due 09/25/2035		88	87
2.550% due 10/25/2035		2,024	1,917
Countrywide Alternative Loan Trust
0.374% due 01/25/2037 ^		873	673
0.383% due 02/20/2047		346	221
0.398% due 12/20/2046		686	442
0.413% due 03/20/2046		206	136
0.413% due 07/20/2046 ^		503	272
0.484% due 02/25/2037		264	178
0.554% due 05/25/2037 ^		126	74
0.604% due 05/25/2036		1,853	1,248
1.504% due 10/25/2035		4,846	3,916
1.663% due 11/25/2035		54	40
2.203% due 11/25/2035		54	41
5.250% due 06/25/2035		43	39
5.294% due 08/25/2036		35	35
5.411% due 11/25/2035 ^		485	361
6.000% due 08/25/2036 ^		1,481	1,241
6.000% due 04/25/2037 ^		105	81
6.000% due 02/25/2047		1,013	810

6.250% due 08/25/2037 ^	57	46
6.500% due 06/25/2036 ^	268	191
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 05/25/2035	122	100
0.494% due 04/25/2035	38	29
0.504% due 03/25/2035	1,045	856
0.524% due 03/25/2035	151	107
0.534% due 02/25/2035	13	12
0.964% due 09/25/2034	15	14
2.541% due 02/20/2036	628	488
2.775% due 05/25/2047	184	120
2.927% due 11/25/2034	38	36
3.057% due 08/25/2034	11	10
3.847% due 11/19/2033	39	39
5.500% due 10/25/2035	235	237
5.750% due 12/25/2035	929	879
7.500% due 06/25/2035	1,791	1,867
Credit Suisse First Boston Mortgage Securities Corp.
2.618% due 08/25/2033	45	45
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036	189	128
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	551	415
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	8	8
Greenpoint Mortgage Funding Trust
0.474% due 11/25/2045	14	11
GSR Mortgage Loan Trust
1.940% due 03/25/2033	19	19
2.662% due 09/25/2035	502	519
2.752% due 06/25/2034	12	11
Harborview Mortgage Loan Trust
0.393% due 01/19/2038	1,443	1,152
0.943% due 02/19/2034	3	3
1.027% due 12/19/2036 ^	216	158
2.703% due 05/19/2033	42	42
Indymac Index Mortgage Loan Trust
4.757% due 09/25/2035	430	397
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	13	13
JPMorgan Mortgage Trust
2.340% due 11/25/2033	20	20
2.914% due 01/25/2037	510	423
3.003% due 07/25/2035	240	247
3.030% due 07/25/2035	281	289
4.863% due 02/25/2035	21	22
Luminent Mortgage Trust
0.444% due 04/25/2036	745	454
MASTR Adjustable Rate Mortgages Trust
2.682% due 05/25/2034	982	971
MASTR Alternative Loans Trust
0.604% due 03/25/2036	63	13
MASTR Asset Securitization Trust
6.000% due 10/25/2036	125	125
Mellon Residential Funding Corp.
0.643% due 12/15/2030	15	15
Merrill Lynch Floating Trust
0.740% due 07/09/2021	632	623
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036	184	164
0.454% due 08/25/2036	34	32
1.760% due 10/25/2035	10,907	10,777
2.436% due 02/25/2033	21	20
2.598% due 02/25/2036	123	117
Merrill Lynch Mortgage-Backed Securities Trust
4.994% due 04/25/2037 ^	20	17
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	337
Nomura Asset Acceptance Corp.
2.677% due 10/25/2035	31	28
Residential Accredit Loans, Inc. Trust
0.354% due 02/25/2047	216	130
0.384% due 06/25/2046	563	273
0.414% due 04/25/2046	239	121
0.554% due 08/25/2035 ^	1,455	1,056
6.000% due 12/25/2036 ^	905	757
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	313	296
RiverView HECM Trust
0.264% due 07/25/2047	1,996	1,757
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 02/25/2034	26	26
2.718% due 04/25/2034	69	69
2.792% due 09/25/2034	70	70
3.030% due 09/25/2035	561	491

Structured Asset Mortgage Investments, Inc.
0.394% due 07/25/2046	644	480
0.414% due 05/25/2046	148	90
0.424% due 05/25/2036	654	445
0.424% due 09/25/2047	600	363
0.453% due 07/19/2035	497	470
0.484% due 02/25/2036	763	534
0.783% due 07/19/2034	7	7
0.903% due 03/19/2034	11	11
Structured Asset Securities Corp.
5.000% due 05/25/2035	1,725	1,751
Suntrust Alternative Loan Trust
0.854% due 12/25/2035	1,897	1,299
WaMu Mortgage Pass-Through Certificates
0.434% due 04/25/2045	5,564	5,144
0.474% due 12/25/2045	2,933	2,749
0.494% due 10/25/2045	4,378	4,086
0.514% due 01/25/2045	13	12
0.524% due 01/25/2045	13	13
0.878% due 02/25/2047	612	471
1.577% due 08/25/2042	9	9
2.115% due 01/25/2037 ^	51	41
2.212% due 02/27/2034	8	8
2.392% due 11/25/2036 ^	1,402	1,193
2.406% due 12/25/2036 ^	10	8
2.427% due 09/25/2033	1,476	1,511
2.452% due 06/25/2033	20	21
2.462% due 07/25/2046	284	269
2.478% due 02/25/2033	181	183
2.490% due 12/25/2035	700	654
2.569% due 03/25/2034	62	63
2.609% due 12/25/2036 ^	77	66
2.638% due 02/25/2037 ^	601	515
2.675% due 09/25/2036 ^	932	782
4.725% due 06/25/2037	140	122
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 07/25/2046 ^	96	49
6.000% due 06/25/2037 ^	2,018	1,685
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	847	758
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2034	2,784	2,863
2.641% due 03/25/2036	192	194
2.681% due 04/25/2036	40	40
2.710% due 02/25/2034	2,985	2,991
4.500% due 11/25/2018	7	7

		98,291

MUNICIPAL BONDS & NOTES 4.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	360
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,396
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,719
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	600	552
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,300
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,425
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	3,531
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	3,124
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,085	2,659

		20,074

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.636% due 04/29/2013 (c)	58	422
SLM Corp. CPI Linked Security
3.740% due 03/15/2017	500	12
3.791% due 01/16/2018	3,100	76

		510

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.324% due 03/25/2034	$14	14
0.354% due 08/25/2034	9	8
0.404% due 10/27/2037	1,600	1,602
2.380% due 12/01/2034	10	11
2.425% due 10/01/2034	5	6
2.492% due 11/01/2034	87	94
3.000% due 05/01/2028	5,000	5,251
3.500% due 11/01/2025 - 01/01/2026	224	239
4.000% due 04/01/2043 - 05/01/2043	25,000	26,639
4.500% due 04/01/2043 - 05/01/2043	10,000	10,783
5.000% due 04/01/2043	1,000	1,083
5.500% due 05/01/2047	61	67
6.000% due 07/25/2044	41	48
Freddie Mac
0.433% due 02/15/2019	226	226
0.484% due 09/25/2031	35	33
0.703% due 04/15/2028	346	349
1.375% due 10/25/2044	74	74
2.343% due 02/01/2029	9	9
2.920% due 04/01/2037	84	89
6.000% due 04/15/2036	1,059	1,196
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	76	83

		47,907

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2023 (i)(j)	15,163	16,393
1.750% due 01/15/2028 (f)(h)(i)(j)	2,968	3,784
2.000% due 01/15/2026 (h)(i)(j)	1,404	1,832
2.375% due 01/15/2025 (f)	855	1,150
2.375% due 01/15/2027 (e)	1,484	2,025
2.500% due 01/15/2029 (e)	1,598	2,239
3.875% due 04/15/2029 (f)	364	593
U.S. Treasury Notes
2.000% due 11/30/2013 (j)	528	534
2.000% due 02/15/2023	12,000	12,163

		40,713

Total United States (Cost $311,409)		331,425

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$200	230

Total Virgin Islands (British) (Cost $214)		230

SHORT-TERM INSTRUMENTS 6.6%
CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
0.000% due 03/27/2014	$2,700	2,667
2.556% due 02/14/2014	2,700	2,700
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	1,900	1,884

		7,251

COMMERCIAL PAPER 0.6%
Daimler Finance North America LLC
1.070% due 10/15/2013	2,800	2,792

REPURCHASE AGREEMENTS 2.5%
Citigroup Global Markets, Inc.
0.220% due 04/01/2013	11,600	11,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $11,844. Repurchase proceeds are $11,600.)

State Street Bank and Trust Co.
0.010% due 04/01/2013	540	540
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $556. Repurchase proceeds are $540.)

		12,140

U.S. TREASURY BILLS 2.0%
0.123% due 04/18/2013 - 02/06/2014 (a)(i)(j)	9,659	9,652

Total Short-Term Instruments (Cost $31,823)		31,835

Total Investments 117.4% (Cost $540,722)		$566,748
Written Options (l) (0.0%) (Premiums $403)		(162)
Other Assets and Liabilities (Net) (17.4%)		(83,669)

Net Assets 100.0%		$482,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $43,977 at a weighted average interest rate of 0.360%.

(e)	Securities with an aggregate market value of $3,174 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
DEU	0.170%	02/06/2013	04/17/2013	$926	$(927)
RBS	0.190%	01/18/2013	04/12/2013	2,257	(2,258)

					$(3,185)

(f)	Securities with an aggregate market value of $40,770 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(g)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount		Payable for Sale-Buyback Financing Transactions (1)
BPS	0.487%	02/15/2013	05/17/2013	GBP	17,882	$(26,856)
	0.488%	02/15/2013	05/17/2013		4,702	(7,058)
MYI	0.534%	02/14/2013	05/17/2013		2,246	(3,393)
TDM	0.190%	01/23/2013	04/08/2013		$2,293	(2,294)

						$(39,601)

(1)	Payable for sale-buyback financing transactions includes $127 of deferred price drop on sale-buyback financing transactions.

(h)	Securities with an aggregate market value of $429 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond June Futures	Long	06/2013	100	$239
Japan Government 10-Year Bond June Futures	Long	06/2013	17	147

				$386

(i)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $4,236 and cash of $157 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$6,200	$(264)	$(273)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016	8,200	(128)	(223)

				$(392)	$(496)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		$4,800	$(34)	$0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		6,100	47	(52)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		2,100	34	15
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		16,700	960	(40)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,100	(8)	(31)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		27,400	137	(50)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	EUR	5,100	366	292
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023		21,500	21	182
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022	JPY	9,370,000	2,645	1,394
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023		2,660,000	816	510

						$4,984	$2,220

(j)	Securities with an aggregate market value of $4,852 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(k)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	0.780%		$1,000	$(39)	$0	$(39)
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.205%		1,500	(15)	7	(22)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.639%		200	(9)	0	(9)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.213%		5,900	(58)	266	(324)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	2.120%		4,700	202	(3)	205
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	0.248%		100	(2)	2	(4)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.146%		2,000	21	0	21
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	0.248%	EUR	6,600	(108)	247	(355)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.307%		$1,000	18	63	(45)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.349%		1,000	16	0	16
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	1.732%	EUR	1,300	40	128	(88)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	1.732%		800	25	81	(56)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.247%		$2,000	(8)	46	(54)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.117%		4,500	18	472	(454)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	0.835%		1,000	3	0	3
KB Home	DUB	(5.000%	)	03/20/2015	0.997%		1,200	(98)	(93)	(5)
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	1.829%		2,000	9	0	9
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	1.800%		1,000	(47)	0	(47)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.196%		1,000	(8)	0	(8)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.196%		1,000	(6)	0	(6)
Masco Corp.	FBF	(0.907%	)	12/20/2016	1.282%		200	3	0	3
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.622%		1,000	(27)	0	(27)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.634%		500	(16)	0	(16)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.356%		1,000	(32)	0	(32)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	4.414%		100	13	0	13
UBS AG	BOA	(2.280%	)	06/20/2018	1.136%		1,300	(76)	0	(76)
UBS AG	BRC	(2.250%	)	03/20/2014	0.367%	EUR	800	(20)	0	(20)
UBS AG	DUB	(1.000%	)	12/20/2017	1.048%		$8,000	15	40	(25)
UST LLC	GST	(0.720%	)	03/20/2018	0.289%		1,000	(21)	0	(21)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.262%		300	(1)	0	(1)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.262%		300	(1)	0	(1)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.262%		300	(1)	0	(1)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.525%		100	0	0	0
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.656%	GBP	1,000	(197)	0	(197)

								$(407)	$1,256	$(1,663)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.323%	EUR	100	$2	$(15)	$17
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.323%		$500	54	8	46
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.323%		1,100	117	9	108
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.369%		200	23	3	20
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.323%		300	32	2	30
Brazil Government International Bond	BRC	1.000%	03/20/2023	1.767%		1,100	(73)	(59)	(14)
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.994%		4,200	3	(40)	43
China Government International Bond	BRC	0.850%	12/20/2014	0.258%		1,600	18	0	18
China Government International Bond	JPM	0.820%	12/20/2014	0.258%		300	3	0	3
China Government International Bond	RYL	0.810%	12/20/2014	0.258%		2,400	24	0	24
China Government International Bond	RYL	0.815%	12/20/2014	0.258%		1,000	10	0	10
Dell, Inc.	GST	1.000%	12/20/2017	3.127%		700	(65)	(53)	(12)
Italy Government International Bond	BOA	1.000%	06/20/2017	2.349%	EUR	16,400	(1,123)	(3,164)	2,041
Italy Government International Bond	BRC	1.000%	06/20/2017	2.349%		5,000	(342)	(950)	608
Lloyds TSB Bank PLC	DUB	3.000%	09/20/2017	1.601%		600	46	6	40
Lloyds TSB Bank PLC	MYC	3.000%	09/20/2017	1.601%		2,000	156	18	138

							$(1,115)	$(4,235)	$3,120

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$401	$2,810	$(2,409)
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017		6,800	(479)	313	(792)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		4,400	(310)	439	(749)
iTraxx Europe Crossover 17 Index	FBF	(5.000%	)	06/20/2017		3,900	(275)	195	(470)
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		13,600	(589)	125	(714)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		10,500	(455)	200	(655)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		31,250	(1,352)	1,152	(2,504)

							$(3,059)	$5,234	$(8,293)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$(35)	$0	$(35)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA	BRL	44,900	(283)	0	(283)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		27,700	(158)	22	(180)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	977	(82)	1,059
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	276	(30)	306
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	290	(23)	313
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	27	(2)	29
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	148	(12)	160

							$1,242	$(127)	$1,369

(l)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$1,900	$6	$(7)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,900	14	(6)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	2	(3)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		900	6	(3)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,700	10	(10)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,700	18	(8)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,400	5	(5)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,400	6	(4)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	53	(42)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,500	86	(35)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,600	10	(10)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,600	17	(8)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	130	0

								$363	$(141)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	89.000	05/09/2013	$2,231	$20	$(5)
Call - OTC USD versus JPY	BOA		96.500	05/09/2013	2,231	20	(16)

						$40	$(21)

(m)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	04/01/2043	$38,000	$41,362	$(41,450)

(n)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	861		$427	DUB	$2	$0	$2
04/2013		216		110	FBF	3	0	3
04/2013		5,021		2,493	HUS	8	0	8
04/2013		5,665		2,740	UAG	0	(64)	(64)
04/2013	JPY	68,809		732	DUB	1	0	1
04/2013		78,514		818	JPM	0	(16)	(16)
04/2013	MXN	14,070		1,062	DUB	0	(77)	(77)
04/2013		89,985		6,938	MSC	0	(347)	(347)
04/2013		$430	BRL	861	DUB	0	(4)	(4)
04/2013		107		216	FBF	0	0	0
04/2013		2,513		5,021	HUS	0	(28)	(28)
04/2013		2,813		5,665	UAG	0	(10)	(10)
04/2013		17,382	JPY	1,670,792	BOA	368	0	368
04/2013		270		25,391	BPS	0	0	0
04/2013		1,159		109,813	DUB	8	(1)	7
04/2013		435		41,401	FBF	4	0	4
04/2013		21,919		2,070,259	GLM	75	0	75
04/2013		22,797		2,192,481	MSC	496	0	496
04/2013		63,385		6,069,136	RYL	1,097	0	1,097
04/2013		8,043	MXN	100,926	HUS	127	0	127
04/2013		239		3,129	JPM	14	0	14
04/2013		11	ZAR	97	HUS	0	(1)	(1)
05/2013	AUD	296		$307	BRC	0	(1)	(1)
05/2013		1,141		1,168	DUB	0	(17)	(17)
05/2013		$368	AUD	356	RYL	2	0	2
05/2013		2,865	DKK	15,910	BRC	0	(128)	(128)
05/2013		2,175	SEK	13,900	BRC	0	(44)	(44)
06/2013	EUR	659		$854	FBF	9	0	9
06/2013	GBP	4,896		7,398	HUS	0	(38)	(38)
06/2013		9		14	RBC	0	0	0
06/2013	MXN	100,457		7,947	HUS	0	(122)	(122)
06/2013		$109	BRL	216	FBF	0	(3)	(3)
06/2013		8,077	CAD	8,305	BRC	84	0	84
06/2013		18,317	EUR	14,012	BRC	0	(346)	(346)
06/2013		12,013		9,239	DUB	0	(164)	(164)
06/2013		6,196	GBP	4,119	BRC	60	0	60
06/2013		15,652		10,411	WST	161	0	161
08/2013	CNY	14,690		$2,331	BPS	0	(6)	(6)
08/2013		10,289		1,659	UAG	22	0	22
08/2013		$4	CNY	28	DUB	0	0	0
08/2013		3,977		24,951	UAG	0	(7)	(7)
11/2013	CNY	323		$51	UAG	0	0	0
11/2013		$51	CNY	323	JPM	0	0	0
01/2015	CNY	9,648		$1,515	GLM	0	(3)	(3)
01/2015		$1,600	CNY	9,648	DUB	0	(82)	(82)
09/2015	CNY	27,062		$4,228	FBF	0	(8)	(8)
09/2015		2,378		400	JPM	28	0	28
09/2015		$4,600	CNY	29,440	RYL	8	0	8
04/2016	CNY	13,826		$2,150	JPM	0	(4)	(4)
04/2016		$500	CNY	2,965	DUB	0	(38)	(38)
04/2016		1,830		10,861	JPM	0	(138)	(138)

						$2,577	$(1,697)	$880

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,341	$0	$1,341
Brazil
Corporate Bonds & Notes	0	19,601	0	19,601
Sovereign Issues	0	5,642	0	5,642
Canada
Corporate Bonds & Notes	0	1,083	0	1,083
Cayman Islands
Asset-Backed Securities	0	8,823	0	8,823
France
Corporate Bonds & Notes	0	117	0	117
Germany
Corporate Bonds & Notes	0	5,202	0	5,202
Sovereign Issues	0	1,463	0	1,463
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	430	430
Italy
Asset-Backed Securities	0	156	0	156
Sovereign Issues	0	8,941	0	8,941
Luxembourg
Corporate Bonds & Notes	0	364	0	364
Mexico
Corporate Bonds & Notes	0	3,270	0	3,270
Sovereign Issues	0	8,304	0	8,304
Netherlands
Corporate Bonds & Notes	0	11,047	0	11,047
Sovereign Issues	0	31,638	0	31,638
Norway
Corporate Bonds & Notes	0	5,575	0	5,575
Qatar
Corporate Bonds & Notes	0	2,208	0	2,208
Sovereign Issues	0	3,381	0	3,381
South Korea
Corporate Bonds & Notes	0	4,009	0	4,009
Sovereign Issues	0	1,330	0	1,330
Spain
Sovereign Issues	0	9,991	0	9,991
Switzerland
Corporate Bonds & Notes	0	5,867	0	5,867
United Arab Emirates
Sovereign Issues	0	2,380	0	2,380
United Kingdom
Corporate Bonds & Notes	0	6,620	0	6,620
Sovereign Issues	0	54,475	0	54,475
United States
Asset-Backed Securities	0	29,494	0	29,494
Bank Loan Obligations	0	7,373	1,589	8,962
Corporate Bonds & Notes	0	83,202	2,272	85,474
Mortgage-Backed Securities	0	94,082	4,209	98,291
Municipal Bonds & Notes	0	20,074	0	20,074
Preferred Securities	88	0	422	510
U.S. Government Agencies	0	47,907	0	47,907
U.S. Treasury Obligations	0	40,713	0	40,713
Virgin Islands (British)
Corporate Bonds & Notes	0	230	0	230
Short-Term Instruments
Certificates of Deposit	0	7,251	0	7,251
Commercial Paper	0	2,792	0	2,792
Repurchase Agreements	0	12,140	0	12,140
U.S. Treasury Bills	0	9,652	0	9,652
	$88	$557,738	$8,922	$566,748

Short Sales, at value	$0	$(41,450)	$0	$(41,450)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,416	0	3,416
Foreign Exchange Contracts	0	2,577	0	2,577
Interest Rate Contracts	386	4,260	0	4,646
	$386	$10,253	$0	$10,639

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(10,748)	0	(10,748)
Foreign Exchange Contracts	0	(1,718)	0	(1,718)
Interest Rate Contracts	0	(812)	0	(812)

	$0	$(13,278)	$0	$(13,278)

Totals	$474	$513,263	$8,922	$522,659

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$418	$0	$0	$0	$0	$12	$0	$0	$430	$12
Jersey, Channel Islands
Asset-Backed Securities	537	0	(543)	0	0	6	0	0	0	0
Norway
Corporate Bonds & Notes	103	0	(103)	0	(1)	1	0	0	0	0
United States
Bank Loan Obligations	0	0	0	0	0	0	1,589	0	1,589	0
Corporate Bonds & Notes	2,315	0	(35)	(2)	(2)	(4)	0	0	2,272	0
Mortgage-Backed Securities	4,300	0	(127)	1	9	26	0	0	4,209	26
Preferred Securities	426	0	0	0	0	(4)	0	0	422	(4)

Totals	$8,099	$0	$(808)	$(1)	$6	$37	$1,589	$0	$8,922	$34

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$430	Third Party Vendor	Broker Quote	107.50
United States
Bank Loan Obligations	1,589	Third Party Vendor	Broker Quote	103.25
Corporate Bonds & Notes	2,272	Third Party Vendor	Broker Quote	115.00 - 115.63
Mortgage-Backed Securities	4,209	Third Party Vendor	Broker Quote	88.00 - 94.43
Preferred Securities	422	Benchmark Pricing	Base Price	$7,258.66

Total	$8,922

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes
0.250% due 11/30/2013 (d)	$1,000	$1,001
0.250% due 01/31/2014	100	100
0.250% due 03/31/2014	900	901
0.750% due 12/15/2013	100	100
1.000% due 01/15/2014 (d)	700	705
1.250% due 02/15/2014 (d)	500	505
1.250% due 03/15/2014	900	909
1.500% due 12/31/2013	100	101

Total U.S. Treasury Obligations (Cost $4,321)		4,322

	SHARES
MUTUAL FUNDS (b)(c) 59.7%
PIMCO EqS® Emerging Markets Fund	848,526	7,501
PIMCO EqS Pathfinder Fund®	3,452,399	37,562
PIMCO Global Advantage® Strategy Bond Fund	1,298,064	15,006
PIMCO Total Return Fund IV	2,748,466	29,958

Total Mutual Funds (Cost $89,039)		90,027

EXCHANGE-TRADED FUNDS 9.9%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (b)	245,871	14,961

Total Exchange-Traded Funds (Cost $15,016)		14,961

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.1%
REPURCHASE AGREEMENTS 2.9%
Banc of America Securities LLC
0.210% due 04/01/2013	$3,900	3,900
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $3,987. Repurchase proceeds are $3,900.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	486	486
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $500. Repurchase proceeds are $486.)

		4,386

SHORT-TERM NOTES 0.5%
Freddie Mac
0.162% due 01/14/2014 - 02/11/2014	700	700

U.S. TREASURY BILLS 0.1%
0.183% due 11/14/2013 (d)	200	200

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.109% due 04/15/2013 (a)(d)	300	300

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 24.4%
PIMCO Short-Term Floating NAV Portfolio	3,681,641	36,842

Total Short-Term Instruments (Cost $42,453)		42,428

PURCHASED OPTIONS (e) 0.5%
(Cost $1,967)		705

Total Investments 101.1% (Cost $152,796)		$152,443
Other Assets and Liabilities (Net) (1.1%)		(1,601)

Net Assets 100.0%		$150,842

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $1,517 and cash of $1,823 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index June Futures	Long	06/2013	961	$1,758

(e)	Purchased options outstanding as of March 31, 2013:

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,200.000	12/21/2013	561	$1,967	$705

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
U.S. Treasury Obligations	$0	$4,322	$0	$4,322
Mutual Funds	90,027	0	0	90,027
Exchange-Traded Funds	14,961	0	0	14,961
Short-Term Instruments
Repurchase Agreements	0	4,386	0	4,386
Short-Term Notes	0	700	0	700
U.S. Treasury Bills	0	200	0	200
U.S. Treasury Cash Management Bills	0	300	0	300
Central Funds Used for Cash Management Purposes	36,842	0	0	36,842
Purchased Options
Equity Contracts	0	705	0	705
	$141,830	$10,613	$0	$152,443

Financial Derivative Instruments - Assets
Equity Contracts	$1,758	$0	$0	$1,758

Totals	$143,588	$10,613	$0	$154,201

(ii) There were assets and liabilities valued at $705 transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
Dell, Inc.
5.000% due 11/06/2013		$200	$199
HJ Heinz Co.
3.500% due 03/27/2020		200	202
5.000% due 03/27/2014		50	50

Total Bank Loan Obligations (Cost $448)			451

CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Springleaf Finance Corp.
5.400% due 12/01/2015		6	6
5.850% due 06/01/2013		100	101

Total Corporate Bonds & Notes (Cost $107)			107

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		35	49

Total Municipal Bonds & Notes (Cost $49)			49

U.S. TREASURY OBLIGATIONS 24.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2023		399	431
0.625% due 02/15/2043		200	202
0.750% due 02/15/2042 (e)(h)		1,450	1,522
2.125% due 02/15/2040 (i)		82	116
2.125% due 02/15/2041 (h)(i)		143	203
U.S. Treasury Notes
1.625% due 11/15/2022		200	197
2.000% due 02/15/2022 (h)		200	206
2.000% due 02/15/2023 (g)		8,400	8,514

Total U.S. Treasury Obligations (Cost $11,316)			11,391

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Large Loan Trust
2.503% due 11/15/2015		181	182

Total Mortgage-Backed Securities (Cost $182)			182

ASSET-BACKED SECURITIES 0.4%
Countrywide Asset-Backed Certificates
0.304% due 08/25/2037		64	63
Lehman XS Trust
0.604% due 10/25/2035		134	126

Total Asset-Backed Securities (Cost $178)			189

SOVEREIGN ISSUES 4.6%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	100	131
4.305% due 03/06/2014		60	79
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022		100	136
5.500% due 11/01/2022		70	96
Spain Government International Bond
4.850% due 10/31/2020		100	130
5.500% due 04/30/2021		75	102
United Kingdom Gilt
1.750% due 09/07/2022	GBP	1,000	1,518

Total Sovereign Issues (Cost $2,153)			2,192

	SHARES
MUTUAL FUNDS (c)(d) 54.1%
PIMCO Emerging Local Bond Fund		173,011	1,876
PIMCO Emerging Markets Corporate Bond Fund		77,970	947
PIMCO EqS® Dividend Fund		256,632	3,067
PIMCO EqS® Emerging Markets Fund		264,627	2,339

PIMCO EqS Pathfinder Fund®	279,813	3,044
PIMCO Income Fund	392,770	4,925
PIMCO Investment Grade Corporate Bond Fund	93,744	1,044
PIMCO Real Return Fund	51,126	626
PIMCO RealEstateRealReturn Strategy Fund	17,978	94
PIMCO StocksPLUS® Fund	305,842	2,814
PIMCO Total Return Fund	54,035	607
PIMCO Unconstrained Bond Fund	363,443	4,198

Total Mutual Funds (Cost $24,898)		25,581

COMMON STOCKS 0.5%
FINANCIALS 0.5%
CIT Group, Inc. (a)	5,050	219

Total Common Stocks (Cost $221)		219

EXCHANGE-TRADED FUNDS 25.4%
iShares FTSE China 25 Index Fund	75,124	2,772
iShares MSCI EAFE Index Fund	18,020	1,063
iShares Nasdaq Biotechnology Index Fund	2,880	461
SPDR Gold Trust	13,538	2,091
Vanguard FTSE Emerging Markets ETF	130,736	5,607

Total Exchange-Traded Funds (Cost $12,081)		11,994

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	31	0

Total Exchange-Traded Notes (Cost $2)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS 2.1%
Banc of America Securities LLC
0.210% due 04/01/2013	$200	200
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.875% due 01/31/2017 valued at $205. Repurchase proceeds are $200.)
BNP Paribas Securities Corp.
0.270% due 04/01/2013	300	300
(Dated 03/28/2013. Collateralized by Fannie Mae 3.500% due 03/01/2043 valued at $311. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	495	495
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $511. Repurchase proceeds are $495.)

		995

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 3.6%
PIMCO Short-Term Floating NAV Portfolio	171,078	1,712

Total Short-Term Instruments (Cost $2,707)		2,707

PURCHASED OPTIONS (k) 0.1%
(Cost $105)		35

Total Investments 116.5% (Cost $54,447)		$55,097
Written Options (l) (0.1%) (Premiums $74)		(40)
Other Assets and Liabilities (Net) (16.4%)		(7,784)

Net Assets 100.0%		$47,273

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $4 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $3,252 at a weighted average interest rate of 0.039%.

(g)	Securities with an aggregate market value of $4,561 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.050%	03/22/2013	04/03/2013	$1,513	$(1,513)
JPS	0.070%	03/26/2013	04/04/2013	3,030	(3,030)
RBS	0.050%	04/01/2013	04/08/2013	203	(203)

					$(4,746)

(h)	Securities with an aggregate market value of $315 and cash of $92 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	6	$0
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	4	1
Brent Crude December Futures	Short	11/2013	9	6
Brent Crude May Futures	Long	04/2013	1	0
E-mini S&P 500 Index June Futures	Long	06/2013	1	1
Euro STOXX 50 June Futures	Long	06/2013	10	(11)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2013	7	(19)
IBEX 35 Index April Futures	Long	04/2013	4	(19)
OMX Stockholm 30 Index April Futures	Long	04/2013	33	1
Russell 2000 Mini Index June Futures	Short	06/2013	12	(13)
United Kingdom Government 10-Year Gilt June Futures	Long	06/2013	5	31
WTI Crude December Futures	Long	11/2013	11	13
WTI Crude May Futures	Long	04/2013	2	7

				$(2)

(i)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $63 and cash of $176 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		$2,700	$43	$13
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	1,500	(72)	(61)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		900	(23)	(28)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		1,000	(6)	(6)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		380	(1)	(2)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		5,500	27	(3)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	200	1	3
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	100,000	(27)	0
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		100,000	(8)	(49)

						$(66)	$(133)

(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	0.831%	$100	$1	$(2)	$3
Venezuela Government International Bond	DUB	5.000%	03/20/2015	6.748%	5	0	0	0

						$1	$(2)	$3

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017	EUR	40	$(2)	$0	$(2)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		50	(2)	1	(3)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		100	(4)	4	(8)

							$(8)	$5	$(13)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF	EUR	100	$1	$0	$1
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC	BRL	200	(2)	0	(2)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		500	(5)	(1)	(4)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		5,700	(46)	4	(50)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		3,000	(23)	0	(23)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		4,700	(27)	(7)	(20)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		200	(1)	0	(1)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		1,500	(1)	16	(17)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		2,300	(1)	22	(23)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		3,000	(8)	(6)	(2)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		2,000	3	26	(23)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB	AUD	2,100	12	(36)	48

							$ (98)	$18	$(116)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$224	$6	$0	$6

(k)	Purchased options outstanding as of March 31, 2013:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus CNY	UAG	CNY	6.410	02/26/2014	$338	$1	$1
Call - OTC USD versus CNY	BPS		6.310	03/28/2014	395	3	3
Call - OTC USD versus CNY	BPS		6.363	03/30/2015	132	2	2

						$6	$6

Options on Indices

Description	Counterparty	Index Value	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOE S&P 500 Index	N/A	1,100.000	04/20/2013	125		N/A	$16	$0
Put - CBOE S&P 500 Index	N/A	1,300.000	06/22/2013	9		N/A	45	2
Put - CBOE S&P 500 Index	N/A	1,375.000	09/21/2013	6		N/A	19	11
Call - OTC Nikkei Stock Average Volatility Index	BPS	13,125.000	12/13/2013	N/A	JPY	304	19	16

							$99	$29

(l)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	200	$0	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		200	0	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100	0	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$200	1	(1)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		100	1	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		300	1	(1)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(1)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		200	1	(1)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(1)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	(3)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		900	7	(3)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		300	1	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(1)

								$25	$(14)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	BPS	Sell	1.300%	06/19/2013	$650	$1	$0
Put - OTC CDX.IG-19 5-Year Index	BRC	Sell	1.300%	06/19/2013	650	1	0
Put - OTC CDX.IG-19 5-Year Index	CBK	Sell	1.300%	06/19/2013	1,300	2	(1)

						$4	$(1)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	89.000	05/09/2013	$571	$5	$(1)
Call - OTC USD versus JPY	BOA		96.500	05/09/2013	571	5	(4)

						$10	$(5)

Options on Indices

Description	Counterparty	Index Value	Expiration Date	# of Contracts	Notional Amount	Premium	Market Value
Put - CBOE S&P 500 Index	N/A	1,100.000	06/22/2013	9	N/A	$17	$0
Put - OTC Nikkei Stock Average Volatility Index	BPS	11,675.000	12/13/2013	N/A	JPY 304	18	(20)

						$35	$(20)

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	96		$98	HUS	$0	$(2)	$(2)
04/2013		837		858	RYL	0	(14)	(14)
04/2013	BRL	4		2	BRC	0	0	0
04/2013		2,893		1,434	FBF	4	(2)	2
04/2013		74		36	MSC	0	(1)	(1)
04/2013		2,394		1,158	UAG	0	(27)	(27)
04/2013	COP	195,464		109	FBF	2	0	2
04/2013		41,711		23	UAG	0	0	0
04/2013	HKD	9,391		1,211	BPS	1	0	1
04/2013		15,984		2,061	HUS	2	0	2
04/2013		7,055		910	MSC	1	0	1
04/2013	IDR	3,137,685		319	JPM	0	(3)	(3)
04/2013	ILS	127		35	MSC	0	0	0
04/2013	INR	23,356		421	CBK	0	(7)	(7)
04/2013		5,249		94	FBF	0	(2)	(2)
04/2013	JPY	46,136		498	BRC	8	0	8
04/2013		187,025		1,946	HUS	0	(41)	(41)
04/2013		79,396		849	MSC	5	0	5
04/2013	MXN	795		61	HUS	0	(3)	(3)
04/2013		4,398		337	JPM	0	(19)	(19)
04/2013		4,844		376	MSC	0	(16)	(16)
04/2013		938		72	UAG	0	(4)	(4)
04/2013	MYR	2,230		712	UAG	0	(8)	(8)
04/2013	PEN	140		54	MSC	0	0	0
04/2013	RUB	17,789		579	JPM	9	0	9
04/2013	SGD	567		458	UAG	1	0	1
04/2013	THB	6,560		216	CBK	0	(8)	(8)
04/2013		1,201		39	JPM	0	(2)	(2)
04/2013	TRY	381		212	DUB	2	0	2
04/2013		57		32	JPM	0	0	0
04/2013	TWD	21,781		755	BRC	26	0	26
04/2013		$71	AUD	70	CBK	2	0	2
04/2013		46		44	FBF	0	0	0
04/2013		30		29	HUS	1	0	1
04/2013		531		517	JPM	7	0	7
04/2013		2	BRL	4	BRC	0	0	0
04/2013		1,471		2,893	FBF	0	(40)	(40)
04/2013		37		74	MSC	0	0	0
04/2013		1,189		2,394	UAG	0	(4)	(4)
04/2013		323	IDR	3,137,685	JPM	0	(1)	(1)
04/2013		33	ILS	127	BRC	2	0	2
04/2013		524	INR	28,605	UAG	1	(1)	0
04/2013		399	JPY	37,334	BPS	1	(3)	(2)
04/2013		78		6,948	BRC	0	(4)	(4)
04/2013		529		50,386	HUS	6	0	6
04/2013		53		4,706	MSC	0	(3)	(3)
04/2013		52		4,676	RBC	0	(2)	(2)
04/2013		193		18,280	RYL	2	0	2
04/2013		78		6,949	UAG	0	(4)	(4)
04/2013		52	MXN	665	BOA	2	0	2
04/2013		145		1,852	JPM	5	0	5
04/2013		662		8,459	UAG	23	0	23
04/2013		297	MYR	909	BRC	0	(3)	(3)
04/2013		430		1,322	UAG	0	(3)	(3)
04/2013		12	NZD	14	DUB	0	0	0
04/2013		576	SGD	703	CBK	0	(9)	(9)
04/2013		262	THB	7,761	UAG	3	0	3
04/2013		101	TWD	2,890	HUS	0	(4)	(4)
04/2013	ZAR	5,829		$669	HUS	38	0	38
05/2013	CHF	924		976	RYL	2	0	2
05/2013	CZK	401		21	BRC	1	0	1
05/2013	HUF	2,786		13	GLM	1	0	1
05/2013	KRW	1,218,088		1,112	JPM	21	0	21
05/2013	PLN	862		280	DUB	16	0	16
05/2013	SEK	148		23	HUS	0	0	0
05/2013		2,024		312	RYL	2	0	2
05/2013		$690	CHF	633	BRC	0	(23)	(23)
05/2013		53	DKK	292	BRC	0	(2)	(2)
05/2013		62	NOK	343	HUS	0	(3)	(3)
05/2013		234	SEK	1,496	BRC	0	(5)	(5)
06/2013	BRL	2,893		$1,460	FBF	38	0	38
06/2013	CAD	268		260	RYL	0	(3)	(3)
06/2013	CLP	36,875		75	GLM	0	(3)	(3)
06/2013		19,272		40	UAG	0	(1)	(1)
06/2013	EUR	1,511		1,975	BRC	37	0	37
06/2013		30		38	CBK	0	0	0
06/2013		587		764	DUB	11	0	11
06/2013		30		39	HUS	1	0	1
06/2013	GBP	515		779	BRC	0	(4)	(4)
06/2013		93		141	HUS	0	(1)	(1)
06/2013		369		550	JPM	0	(11)	(11)
06/2013		1,839		2,772	RBC	0	(21)	(21)
06/2013	MXN	8,459		657	UAG	0	(22)	(22)
06/2013		$26	CLP	12,498	BOA	0	0	0
06/2013		1,646	GBP	1,100	BRC	24	0	24
07/2013	INR	26,546		$479	UAG	2	0	2
07/2013	PHP	2,552		63	JPM	0	0	0
07/2013	THB	7,761		260	UAG	0	(3)	(3)
07/2013		$35	ILS	127	MSC	0	0	0
07/2013		709	MYR	2,230	UAG	9	0	9
08/2013	CNY	2,807		$445	BPS	0	(1)	(1)
08/2013	IDR	3,137,685		318	JPM	1	0	1
08/2013		$97	CNY	612	MSC	0	0	0
08/2013		143		895	UAG	0	0	0
10/2013	CNY	2,967		$470	GLM	0	(2)	(2)
10/2013		$467	CNY	2,967	JPM	5	0	5
11/2013	CNY	1,585		$251	CBK	0	(1)	(1)
11/2013		$253	CNY	1,585	UAG	0	(1)	(1)

						$325	$(347)	$(22)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$451	$0	$451
Corporate Bonds & Notes
Banking & Finance	0	107	0	107
Municipal Bonds & Notes
California	0	49	0	49
U.S. Treasury Obligations	0	11,391	0	11,391
Mortgage-Backed Securities	0	182	0	182
Asset-Backed Securities	0	189	0	189
Sovereign Issues	0	2,192	0	2,192
Mutual Funds	25,581	0	0	25,581
Common Stocks
Financials	219	0	0	219
Exchange-Traded Funds	11,994	0	0	11,994
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	995	0	995
Central Funds Used for Cash Management Purposes	1,712	0	0	1,712
Purchased Options
Equity Contracts	0	29	0	29
Foreign Exchange Contracts	0	6	0	6
	$39,506	$15,591	$0	$55,097

Financial Derivative Instruments - Assets
Commodity Contracts	26	0	0	26
Credit Contracts	0	3	0	3
Equity Contracts	2	6	0	8
Foreign Exchange Contracts	0	325	0	325
Interest Rate Contracts	32	65	0	97
	$60	$399	$0	$459

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(15)	0	(15)
Equity Contracts	(43)	(20)	0	(63)
Foreign Exchange Contracts	0	(352)	0	(352)
Interest Rate Contracts	(19)	(327)	0	(346)

	$(62)	$(714)	$0	$(776)

Totals	$39,504	$15,276	$0	$54,780

(ii) There were assets and liabilities valued at $2 transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
Dell, Inc.
5.000% due 11/06/2013		$8,200	$8,162
HJ Heinz Co.
3.500% due 03/27/2020		7,000	6,983
5.000% due 03/27/2014		2,925	2,911

Total Bank Loan Obligations (Cost $18,052)			18,056

CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.6%
Banco Santander Brasil S.A.
2.380% due 03/18/2014		1,900	1,905
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,433
NIBC Bank NV
2.800% due 12/02/2014		775	806
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	600	769
5.400% due 12/01/2015		$252	260
5.750% due 09/15/2016		100	101
5.850% due 06/01/2013		4,500	4,537

			11,811

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,107

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,573

Total Corporate Bonds & Notes (Cost $15,289)			15,491

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$2,200	3,072
7.550% due 04/01/2039		200	289
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		800	1,158

Total Municipal Bonds & Notes (Cost $4,577)			4,519

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
2.440% due 08/01/2022		198	202
2.850% due 06/01/2022		200	210
2.920% due 06/01/2022		600	627
3.000% due 01/01/2022		396	420

Total U.S. Government Agencies (Cost $1,442)			1,459

U.S. TREASURY OBLIGATIONS 30.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (h)(i)(k)(l)(m)		14,772	15,970
0.625% due 02/15/2043 (i)(k)(l)(m)		8,113	8,181
0.750% due 02/15/2042 (h)(i)(k)(l)(m)		71,790	75,324
2.125% due 02/15/2040 (h)(k)(l)(m)		4,368	6,177
2.125% due 02/15/2041 (h)		7,781	11,058
U.S. Treasury Notes
0.250% due 10/31/2013		867	868
0.250% due 11/30/2013		4,400	4,404
0.250% due 01/31/2014		1,700	1,702
0.250% due 02/28/2014		800	801
0.250% due 03/31/2014		500	500
0.250% due 03/31/2014 (k)		6,000	6,005
1.000% due 01/15/2014		300	302
1.000% due 01/15/2014 (k)		1,378	1,387
1.250% due 02/15/2014		1,013	1,023
1.250% due 03/15/2014		2,587	2,614
1.500% due 12/31/2013		100	101
1.625% due 11/15/2022 (h)		38,000	37,365
1.750% due 01/31/2014		200	203

1.875% due 02/28/2014		100	101
2.000% due 02/15/2022 (i)		57,100	58,750
2.000% due 02/15/2023 (h)(i)		343,900	348,575

Total U.S. Treasury Obligations (Cost $577,448)			581,411

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Assets LLC
0.394% due 09/25/2046		1,910	1,287
Banc of America Large Loan Trust
2.503% due 11/15/2015		3,891	3,923
Structured Adjustable Rate Mortgage Loan Trust
5.175% due 01/25/2036 ^		1,785	1,416

Total Mortgage-Backed Securities (Cost $6,393)			6,626

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.354% due 07/25/2036		1,697	1,423

Total Asset-Backed Securities (Cost $1,318)			1,423

SOVEREIGN ISSUES 8.0%
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	6,000	7,845
4.305% due 03/06/2014		3,800	4,995
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	2,854	1,434
10.000% due 01/01/2017		22,927	11,621
10.000% due 01/01/2021		425	214
10.000% due 01/01/2023		426	213
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022	EUR	8,100	11,048
5.500% due 11/01/2022		5,400	7,363
New Zealand Government Bond
5.500% due 04/15/2023	NZD	250	244
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,900	1,711
Spain Government International Bond
4.000% due 04/30/2020	EUR	1,700	2,131
4.850% due 10/31/2020		3,800	4,955
5.500% due 04/30/2021		5,800	7,846
5.850% due 01/31/2022		3,300	4,502
United Kingdom Gilt
1.750% due 09/07/2022	GBP	20,000	30,368
3.750% due 09/07/2020		900	1,606
3.750% due 09/07/2021		21,500	38,460
4.000% due 03/07/2022		7,400	13,478

Total Sovereign Issues (Cost $148,750)			150,034

	SHARES
MUTUAL FUNDS (d)(e) 57.1%
PIMCO Emerging Local Bond Fund		7,017,130	76,066
PIMCO Emerging Markets Corporate Bond Fund		3,132,693	38,031
PIMCO EqS® Dividend Fund		10,795,447	129,006
PIMCO EqS® Emerging Markets Fund		10,558,394	93,336
PIMCO EqS Pathfinder Fund®		11,721,263	127,527
PIMCO Income Fund		15,925,669	199,708
PIMCO Investment Grade Corporate Bond Fund		4,315,651	48,076
PIMCO Real Return Fund		2,403,820	29,447
PIMCO RealEstateRealReturn Strategy Fund		805,508	4,189
PIMCO StocksPLUS® Fund		14,112,294	129,833
PIMCO Total Return Fund		2,545,215	28,608
PIMCO Unconstrained Bond Fund		14,761,045	170,490

Total Mutual Funds (Cost $1,025,977)			1,074,317

COMMON STOCKS 0.5%
FINANCIALS 0.5%
CIT Group, Inc. (a)		218,700	9,509

Total Common Stocks (Cost $9,553)			9,509

EXCHANGE-TRADED FUNDS 25.3%
iShares FTSE China 25 Index Fund		2,953,000	108,966
iShares MSCI EAFE Index Fund		830,287	48,970
iShares Nasdaq Biotechnology Index Fund		117,418	18,779
SPDR Gold Trust		532,386	82,227

Vanguard FTSE Emerging Markets ETF	5,056,173	216,859

Total Exchange-Traded Funds (Cost $473,819)		475,801

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	22,062	77

Total Exchange-Traded Notes (Cost $1,708)		77

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.210% due 04/01/2013	$4,400	4,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% - 0.875% due 01/31/2017 - 05/31/2017 valued at $4,499. Repurchase proceeds are $4,400.)
Citigroup Global Markets, Inc.
0.220% due 04/01/2013	800	800
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $817. Repurchase proceeds are $800.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	1,263	1,263
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $1,297. Repurchase proceeds are $1,263.)
TD Securities (USA) LLC
0.220% due 04/01/2013	2,200	2,200
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $2,245. Repurchase proceeds are $2,200.)

		8,663

SHORT-TERM NOTES 0.5%
Freddie Mac
0.162% due 04/24/2013 - 02/11/2014	10,300	10,298

U.S. TREASURY BILLS 0.6%
0.134% due 04/18/2013 - 03/06/2014 (b)(k)(l)(m)	11,731	11,720

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 3.5%
PIMCO Short-Term Floating NAV Portfolio	6,523,559	65,281

Total Short-Term Instruments (Cost $95,955)		95,962

PURCHASED OPTIONS (o) 0.7%
(Cost $25,594)		12,258

Total Investments 130.0% (Cost $2,405,875)		$2,446,943
Written Options (p) (0.1%) (Premiums $8,542)		(2,603)
Other Assets and Liabilities (Net) (29.9%)		(561,931)

Net Assets 100.0%		$1,882,409

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Institutional Class Shares of each Fund.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $144,742 at a weighted average interest rate of 0.052%.

(g)	Cash of $590 has been pledged as margin collateral for repurchase agreements and/or reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013.

(h)	Securities with an aggregate market value of $349,314 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.050%	03/22/2013	04/03/2013	$59,617	$(59,618)
	0.180%	03/18/2013	04/05/2013	18,744	(18,745)
	0.220%	03/18/2013	04/18/2013	14,639	(14,640)
BSN	0.200%	03/05/2013	04/04/2013	60,814	(60,823)
DEU	0.050%	03/19/2013	04/02/2013	58,591	(58,593)
	0.080%	03/22/2013	04/03/2013	74,454	(74,456)
JPS	0.070%	03/26/2013	04/04/2013	41,814	(41,814)
	0.130%	03/15/2013	04/02/2013	18,330	(18,331)
	0.250%	03/19/2013	04/03/2013	750	(750)
RBS	0.170%	01/28/2013	04/12/2013	437	(437)

					$(348,207)

(i)	Securities with an aggregate market value of $180,830 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(j)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BRC	0.290%	03/15/2013	04/05/2013	$796	$(797)
GLM	(0.100%)	03/28/2013	04/04/2013	34,454	(34,459)
	(0.050%)	04/01/2013	04/04/2013	915	(915)
	0.080%	03/25/2013	04/04/2013	75,798	(75,811)
	0.190%	03/25/2013	04/12/2013	1,073	(1,075)
	0.220%	03/18/2013	04/11/2013	58,161	(58,198)
	0.290%	03/20/2013	04/03/2013	8,052	(8,055)
MSC	0.260%	03/13/2013	04/02/2013	697	(697)

					$(180,007)

(1)	Payable for sale-buyback financing transactions includes $50 of deferred price drop on sale-buyback financing transactions.

(k)	Securities with an aggregate market value of $5,871 and cash of $8,298 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	21	$1
90-Day Eurodollar September Futures	Long	09/2015	120	7
Arabica Coffee May Futures	Short	05/2013	105	13
Brent Crude December Futures	Short	11/2013	452	146
Brent Crude May Futures	Long	04/2013	75	22
Cocoa May Futures	Short	05/2013	238	36
Copper May Futures	Short	05/2013	83	222
Corn May Futures	Long	05/2013	54	(52)
E-mini S&P 500 Index June Futures	Short	06/2013	59	(36)
Euro STOXX 50 June Futures	Long	06/2013	538	(569)
Euro-Bund 10-Year Bond June Futures	Long	06/2013	43	110
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2013	344	(581)
Gold 100 oz. June Futures	Short	06/2013	55	54
IBEX 35 Index April Futures	Long	04/2013	175	(821)
Lean Hogs June Futures	Short	06/2013	171	(251)
Live Cattle June Futures	Short	06/2013	150	(168)
OMX Stockholm 30 Index April Futures	Long	04/2013	1,572	30
Platinum July Futures	Short	07/2013	31	13
Russell 2000 Mini Index June Futures	Short	06/2013	679	(1,364)
Silver May Futures	Short	05/2013	34	195
Soybean May Futures	Long	05/2013	18	(38)
Sugar No. 11 May Futures	Short	04/2013	114	14
U.S. Treasury 5-Year Note June Futures	Long	06/2013	158	8
U.S. Treasury 10-Year Note June Futures	Long	06/2013	71	48
U.S. Treasury 30-Year Bond June Futures	Long	06/2013	16	23
United Kingdom Government 10-Year Gilt June Futures	Long	06/2013	245	1,035
Volatility S&P 500 Index April Futures	Short	04/2013	34	32
Wheat May Futures	Short	05/2013	117	160
WTI Crude December Futures	Long	11/2013	452	771
WTI Crude May Futures	Long	04/2013	166	589

				$(351)

(l)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $11,593 and cash of $12,000 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013		$47,900	$23	$87
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		5,400	(26)	(3)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		75,400	(1,708)	(992)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		36,500	284	(313)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		136,500	2,186	697
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	79,500	(3,798)	(3,244)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		68,000	(1,760)	(2,134)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		11,200	(69)	(69)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		17,450	(70)	(76)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	263	143
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		254,600	1,269	(231)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	22,100	106	366
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	(6)	(731)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	3,780,000	(1,030)	0
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		4,410,000	(347)	(3,186)

						$(4,683)	$(9,686)

(m)	Securities with an aggregate market value of $11,891 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(n)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.776%	$2,000	$(13)	$115	$(128)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%		06/20/2015	0.323%	$600	$64	$9	$55
BP Capital Markets America, Inc.	GST	5.000%		06/20/2015	0.323%	200	21	(7)	28
California State General Obligation Bonds, Series 2003	CBK	1.000%		12/20/2017	0.831%	7,200	66	(134)	200
China Government International Bond	CBK	1.000%		12/20/2016	0.494%	3,200	62	(152)	214
China Government International Bond	DUB	1.000%		12/20/2016	0.494%	1,300	25	(66)	91
China Government International Bond	FBF	1.000%		12/20/2016	0.494%	800	15	(38)	53
China Government International Bond	RYL	1.000%		12/20/2016	0.494%	3,400	66	(158)	224
Venezuela Government International Bond	BPS	5.000%		03/20/2015	6.748%	200	(6)	(2)	(4)
Venezuela Government International Bond	DUB	5.000%		03/20/2015	6.748%	759	(23)	2	(25)

							$290	$(546)	$836

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20,760	$(432)	$196	$(628)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(377)	(202)	(175)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	(31)	(32)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	46	92	(46)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	106	167	(61)
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	24	48	(24)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	78	133	(55)
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,650	78	123	(45)
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	44	29	15
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	430	259	171
iTraxx Europe Crossover 18 Index	BRC	(5.000%	)	12/20/2017		3,590	(155)	34	(189)
iTraxx Europe Crossover 18 Index	HUS	(5.000%	)	12/20/2017		3,400	(147)	65	(212)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		6,000	(260)	221	(481)

							$(596)	$1,133	$(1,729)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS	EUR	1,600	$14	$(5)	$19
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		700	6	(3)	9
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		1,400	13	5	8
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		1,800	16	3	13
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	1,900	31	5	26
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		3,600	68	19	49
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	408	9	399
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		7,600	273	5	268
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	440	62	378
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC		20,400	(229)	(41)	(188)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		33,900	(373)	(78)	(295)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		145,000	(1,336)	(65)	(1,271)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		179,300	(1,668)	202	(1,870)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		53,800	(426)	125	(551)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		147,000	(1,106)	0	(1,106)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		900	(6)	0	(6)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		122,300	(697)	(130)	(567)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		18,600	(105)	16	(121)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		2,400	(12)	(2)	(10)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		51,600	(18)	527	(545)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		89,200	(35)	937	(972)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		33,100	(86)	(60)	(26)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		1,700	2	22	(20)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,300	(5)	8	(13)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB		21,900	120	(377)	497

							$(4,711)	$1,184	$(5,895)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$15,424	$402	$0	$402

(o)	Purchased options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	MYC	$130.000	11/15/2013	$40,700	$2,849	$65
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	600	38	3

					$2,887	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest
Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$18,560	$210	$3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	97	1
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	5,000	31	1
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	7,000	70	1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	145,000	7,743	6,380
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	134,400	5,011	3,035
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	19,200	968	379

							$14,130	$9,800

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	BRC		$1.328	04/02/2013	EUR	3,400	$14	$0
Call - OTC EUR versus USD	CBK		1.320	04/09/2013		4,200	17	1
Call - OTC EUR versus USD	MSX		1.316	04/16/2013		4,300	19	4
Call - OTC EUR versus USD	MSX		1.308	04/23/2013		4,300	19	12
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		22,700	1,124	215
Put - OTC EUR versus USD	BPS		1.000	05/22/2015		25,000	787	237
Call - OTC GBP versus USD	BRC		1.522	04/04/2013	GBP	2,900	15	13
Call - OTC GBP versus USD	BRC		1.516	04/11/2013		3,700	18	37
Call - OTC GBP versus USD	UAG		1.539	04/18/2013		3,700	18	11
Call - OTC GBP versus USD	MSX		1.536	04/25/2013		3,600	16	16
Put - OTC NZD versus USD	CBA		0.802	04/02/2013	NZD	4,800	19	0
Put - OTC NZD versus USD	BPS		0.805	04/08/2013		4,900	17	1
Put - OTC NZD versus USD	FBF		0.808	04/15/2013		4,900	17	3
Put - OTC NZD versus USD	FBF		0.819	04/22/2013		4,400	14	11
Call - OTC USD versus BRL	MSX	BRL	1.999	04/04/2013		$2,700	10	32
Call - OTC USD versus BRL	MSX		2.006	04/11/2013		1,800	7	20
Call - OTC USD versus BRL	BOA		2.036	04/18/2013		1,800	8	10
Call - OTC USD versus BRL	MSX		2.054	04/25/2013		1,800	8	8
Call - OTC USD versus CAD	GLM	CAD	1.043	04/03/2013		4,500	14	0
Call - OTC USD versus CAD	JPM		1.042	04/10/2013		4,600	12	1
Call - OTC USD versus CAD	CBK		1.039	04/17/2013		4,600	12	2
Call - OTC USD versus CAD	FBF		1.031	04/24/2013		4,600	12	9
Call - OTC USD versus CNY	UAG	CNY	6.410	02/26/2014		14,817	54	41
Call - OTC USD versus CNY	BPS		6.310	03/28/2014		14,738	113	113
Call - OTC USD versus CNY	BPS		6.363	03/30/2015		4,918	73	73
Put - OTC USD versus JPY	BPS	JPY	93.940	04/05/2013		4,500	24	33
Put - OTC USD versus JPY	MSX		93.360	04/12/2013		1,800	9	13
Put - OTC USD versus JPY	FBF		92.430	04/19/2013		1,800	11	10
Put - OTC USD versus JPY	BOA		91.870	04/26/2013		1,800	10	10
Call - OTC USD versus MXN	JPM	MXN	13.066	04/04/2013		2,700	12	0
Call - OTC USD versus MXN	JPM		12.725	04/11/2013		1,800	8	1
Call - OTC USD versus MXN	MSX		12.644	04/18/2013		1,800	8	4
Call - OTC USD versus MXN	MSX		12.635	04/25/2013		1,800	8	7
Call - OTC USD versus NOK	BRC	NOK	5.801	04/03/2013		3,600	14	32
Call - OTC USD versus NOK	BRC		5.858	04/10/2013		4,600	20	29
Call - OTC USD versus NOK	BRC		5.953	04/17/2013		4,600	21	15
Call - OTC USD versus NOK	DUB		5.971	04/24/2013		4,600	23	17
Call - OTC USD versus RUB	UAG	RUB	31.350	04/08/2013		1,800	5	5
Call - OTC USD versus RUB	UAG		31.460	04/15/2013		1,800	6	6
Call - OTC USD versus RUB	DUB		31.408	04/22/2013		1,800	6	10

							$2,622	$1,062

Options on Indices

Description	Counterparty	Index Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500 Index	N/A	1,100.000	04/20/2013	6,084	N/A	$793	$2
Put - CBOE S&P 500 Index	N/A	1,300.000	06/22/2013	674	N/A	3,555	186
Put - CBOE S&P 500 Index	N/A	1,375.000	09/21/2013	268	N/A	856	486
Call - OTC Nikkei Stock Average Volatility Index	BPS	13,125.000	12/13/2013	N/A	$12,439	751	654

						$5,955	$1,328

(p)	Written options outstanding as of March 31, 2013:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	$40,700	$2,991	$(94)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	600	38	(4)

					$3,029	$(98)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$6,200	$20	$(26)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(92)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	(2)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(56)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	7,700	16	(2)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		7,900	11	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,600	6	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,900	8	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,800	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$80,600	967	(124)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	5,300	23	(1)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		10,700	56	(5)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	6	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	0
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		800	4	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$7,800	23	(28)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		7,800	56	(24)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		14,700	29	(54)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		14,700	93	(45)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		10,200	39	(37)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		10,200	69	(31)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,200	4	(4)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,200	9	(4)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,600	205	(163)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		44,600	333	(137)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		19,100	68	(70)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		19,100	94	(59)

								$2,376	$(967)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-19 5-Year Index	BPS	Sell	1.300%	06/19/2013	$29,700	$47	$(13)
Put - OTC CDX.IG-19 5-Year Index	BRC	Sell	1.300%	06/19/2013	29,700	40	(13)
Put - OTC CDX.IG-19 5-Year Index	CBK	Sell	1.300%	06/19/2013	59,400	82	(26)

						$169	$(52)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC		$1.285	04/02/2013	EUR	3,400	$16	$(22)
Put - OTC EUR versus USD	CBK		1.281	04/09/2013		4,200	20	(33)
Put - OTC EUR versus USD	MSX		1.272	04/16/2013		4,300	22	(28)
Put - OTC EUR versus USD	MSX		1.263	04/23/2013		4,300	23	(23)
Put - OTC GBP versus USD	BRC		1.474	04/04/2013	GBP	2,900	17	0
Put - OTC GBP versus USD	BRC		1.468	04/11/2013		3,700	21	(1)
Put - OTC GBP versus USD	UAG		1.494	04/18/2013		3,700	20	(10)
Put - OTC GBP versus USD	MSX		1.495	04/25/2013		3,600	18	(18)
Call - OTC NZD versus USD	CBA		0.834	04/02/2013	NZD	4,800	16	(19)
Call - OTC NZD versus USD	BPS		0.833	04/08/2013		4,900	14	(31)
Call - OTC NZD versus USD	FBF		0.836	04/15/2013		4,900	14	(29)
Call - OTC NZD versus USD	FBF		0.847	04/22/2013		4,400	12	(13)
Put - OTC USD versus BRL	MSX	BRL	1.938	04/04/2013		$2,700	8	0
Put - OTC USD versus BRL	MSX		1.949	04/11/2013		1,800	5	0
Put - OTC USD versus BRL	BOA		1.968	04/18/2013		1,800	6	(1)
Put - OTC USD versus BRL	MSX		1.983	04/25/2013		1,800	6	(3)
Put - OTC USD versus CAD	GLM	CAD	1.017	04/03/2013		4,500	12	(12)
Put - OTC USD versus CAD	JPM		1.019	04/10/2013		4,600	11	(26)
Put - OTC USD versus CAD	CBK		1.016	04/17/2013		4,600	11	(22)
Put - OTC USD versus CAD	FBF		1.008	04/24/2013		4,600	10	(12)
Call - OTC USD versus JPY	BPS	JPY	98.730	04/05/2013		4,500	25	(1)
Call - OTC USD versus JPY	MSX		97.700	04/12/2013		1,800	9	(2)
Call - OTC USD versus JPY	FBF		97.270	04/19/2013		1,800	10	(4)
Call - OTC USD versus JPY	BOA		96.460	04/26/2013		1,800	10	(10)
Put - OTC USD versus JPY	BOA		89.000	05/09/2013		24,173	219	(52)
Call - OTC USD versus JPY	BOA		96.500	05/09/2013		24,173	219	(168)
Put - OTC USD versus MXN	JPM	MXN	12.606	04/04/2013		2,700	9	(55)
Put - OTC USD versus MXN	JPM		12.287	04/11/2013		1,800	6	(6)
Put - OTC USD versus MXN	MSX		12.216	04/18/2013		1,800	7	(5)
Put - OTC USD versus MXN	MSX		12.202	04/25/2013		1,800	7	(6)
Put - OTC USD versus NOK	BRC	NOK	5.615	04/03/2013		3,600	12	0
Put - OTC USD versus NOK	BRC		5.674	04/10/2013		4,600	17	(2)
Put - OTC USD versus NOK	BRC		5.733	04/17/2013		4,600	18	(10)
Put - OTC USD versus NOK	DUB		5.754	04/24/2013		4,600	20	(18)
Put - OTC USD versus RUB	UAG	RUB	30.500	04/08/2013		1,800	4	0
Put - OTC USD versus RUB	UAG		30.640	04/15/2013		1,800	5	(2)
Put - OTC USD versus RUB	DUB		30.569	04/22/2013		1,800	5	(2)

							$884	$(646)

Options on Indices

Description	Counterparty	Index Value	Expiration Date	# of Contracts	Notional Amount	Premium	Market Value
Put - CBOE S&P 500 Index	N/A	1,100.000	06/22/2013	674	N/A	$1,333	$(31)
Put - OTC Nikkei Stock Average Volatility Index	BPS	11,675.000	12/13/2013	N/A	$12,439	751	(809)

						$2,084	$(840)

(q)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	4,771		$4,889	HUS	$0	$(78)	$(78)
04/2013		33,053		33,880	RYL	0	(531)	(531)
04/2013	BRL	5,444		2,700	BOA	6	0	6
04/2013		400		199	BRC	1	0	1
04/2013		175,462		87,069	FBF	290	(51)	239
04/2013		140		69	HUS	0	0	0
04/2013		172,818		83,943	UAG	1	(1,580)	(1,579)
04/2013	COP	6,118,749		3,316	UAG	0	(28)	(28)
04/2013	EUR	2,100		2,732	BOA	40	0	40
04/2013		1,700		2,222	BRC	43	0	43
04/2013		4,250		5,498	CBK	50	0	50
04/2013		4,300		5,549	MSC	37	0	37
04/2013		3,850		5,005	RBC	69	0	69
04/2013	GBP	1,850		2,807	BOA	0	(4)	(4)
04/2013		1,450		2,173	BPS	0	(30)	(30)
04/2013		3,300		4,935	BRC	0	(79)	(79)
04/2013		1,800		2,729	CBK	0	(5)	(5)
04/2013		1,500		2,276	FBF	0	(3)	(3)
04/2013		1,800		2,729	MSC	0	(5)	(5)
04/2013		3,350		5,037	RYL	0	(53)	(53)
04/2013		1,850		2,807	UAG	0	(4)	(4)
04/2013	HKD	451,134		58,177	BPS	54	0	54
04/2013		744,716		96,066	HUS	119	0	119
04/2013		184,845		23,842	MSC	27	0	27
04/2013	IDR	172,076,500		17,491	JPM	0	(172)	(172)
04/2013	ILS	20,901		5,436	BRC	0	(308)	(308)
04/2013	INR	1,516,435		27,313	CBK	0	(474)	(474)
04/2013		85,379		1,529	FBF	0	(36)	(36)
04/2013	JPY	85,980		900	BOA	0	(13)	(13)
04/2013		216,577		2,250	BPS	0	(51)	(51)
04/2013		2,066,817		22,329	BRC	370	0	370
04/2013		293,883		3,150	CBK	35	(7)	28
04/2013		85,366		900	FBF	0	(7)	(7)
04/2013		7,591,388		78,978	HUS	0	(1,674)	(1,674)
04/2013		3,787,539		40,487	MSC	261	(13)	248
04/2013		216,578		2,250	RYL	0	(51)	(51)
04/2013	MXN	35,963		2,907	BRC	0	(4)	(4)
04/2013		249,026		19,071	HUS	0	(1,089)	(1,089)
04/2013		94,617		7,264	JPM	0	(396)	(396)
04/2013		491,445		37,833	MSC	0	(1,952)	(1,952)
04/2013		414,213		31,574	UAG	0	(1,958)	(1,958)
04/2013	MYR	107,939		34,853	BPS	0	(24)	(24)
04/2013	NZD	67		55	BRC	0	(1)	(1)
04/2013		15,209		12,826	WST	101	0	101
04/2013	PEN	10,212		3,924	MSC	0	(16)	(16)
04/2013	RUB	1,158,696		37,709	JPM	613	0	613
04/2013	SGD	44,417		35,951	JPM	140	0	140
04/2013	THB	230,741		7,594	CBK	0	(278)	(278)
04/2013		185,286		6,007	JPM	0	(314)	(314)
04/2013	TRY	14,563		8,110	DUB	91	0	91
04/2013		8,871		4,913	JPM	28	0	28
04/2013	TWD	1,215,309		42,132	BRC	1,464	0	1,464
04/2013		$1,298	AUD	1,242	BPS	0	(5)	(5)
04/2013		2,352		2,253	BRC	0	(7)	(7)
04/2013		3,545		3,482	CBK	80	0	80
04/2013		12,385		11,892	DUB	0	(4)	(4)
04/2013		11,052		10,600	GLM	0	(16)	(16)
04/2013		1,462		1,431	HUS	28	0	28
04/2013		16,758		16,306	JPM	218	0	218
04/2013		1,194		1,160	RYL	14	0	14
04/2013		3,623	BRL	7,243	BOA	0	(41)	(41)
04/2013		2,450		4,852	BRC	0	(52)	(52)
04/2013		88,886		175,462	FBF	0	(2,056)	(2,056)
04/2013		70		140	HUS	0	(1)	(1)
04/2013		3,150		6,244	MSC	0	(65)	(65)
04/2013		87,639		176,408	UAG	0	(345)	(345)
04/2013		4,550	CAD	4,675	CBK	51	0	51
04/2013		4,600		4,683	FBF	7	0	7
04/2013		2,250		2,314	GLM	28	0	28
04/2013		4,600		4,733	JPM	58	0	58
04/2013		2,300		2,360	RBC	22	0	22
04/2013		17,689	IDR	172,076,500	JPM	0	(26)	(26)
04/2013		5,733	ILS	20,901	MSC	11	0	11
04/2013		29,357	INR	1,601,814	UAG	41	(45)	(4)
04/2013		15,722	JPY	1,466,573	BPS	0	(141)	(141)
04/2013		1,991		177,213	BRC	0	(108)	(108)
04/2013		201		19,303	CBK	4	0	4
04/2013		19,372		1,832,745	HUS	195	(95)	100
04/2013		1,707		163,978	JPM	35	0	35
04/2013		2,720		243,752	MSC	0	(130)	(130)
04/2013		1,992		179,819	RBC	5	(87)	(82)
04/2013		10,385		981,120	RYL	70	(31)	39
04/2013		1,988		177,214	UAG	0	(105)	(105)
04/2013		7,789		705,309	WST	0	(295)	(295)
04/2013		8,755	MXN	112,403	BOA	344	0	344
04/2013		3,900		50,185	BRC	163	0	163
04/2013		1,350		17,299	FBF	51	0	51
04/2013		2,250		28,535	GLM	58	0	58
04/2013		45,700		571,288	HUS	548	0	548
04/2013		14,308		182,814	JPM	490	0	490
04/2013		16,887		215,900	MSC	586	0	586
04/2013		19,058		243,162	UAG	625	0	625
04/2013		5,768	MYR	17,725	BOA	0	(41)	(41)
04/2013		14,685		44,819	FBF	0	(203)	(203)
04/2013		14,770		45,396	UAG	0	(102)	(102)
04/2013		775	NOK	4,537	BOA	1	0	1
04/2013		8,075		46,611	BRC	1	(99)	(98)
04/2013		5,250		30,453	DUB	3	(42)	(39)
04/2013		2,950		16,896	MSC	0	(58)	(58)
04/2013		900		5,132	RBC	0	(21)	(21)
04/2013		3,050		17,727	UAG	1	(18)	(17)
04/2013		3,016	NZD	3,675	BPS	57	0	57
04/2013		1,966		2,400	CBA	42	0	42
04/2013		983		1,200	CBK	21	0	21
04/2013		3,848		4,650	FBF	38	0	38
04/2013		1,007		1,225	GLM	17	0	17
04/2013		2,816		3,400	MSC	26	0	26
04/2013		2,008		2,450	UAG	41	0	41
04/2013		4,034	RUB	123,560	CBK	0	(77)	(77)
04/2013		900		27,855	DUB	0	(7)	(7)
04/2013		1,800		55,714	GLM	0	(12)	(12)
04/2013		3,187		97,339	HUS	0	(71)	(71)
04/2013		1,800		55,714	UAG	0	(12)	(12)
04/2013		41,523	SGD	51,180	UAG	0	(259)	(259)
04/2013		14,022	THB	416,027	UAG	170	0	170
04/2013		6,645	TWD	191,065	HUS	0	(251)	(251)
04/2013		2,606	ZAR	23,003	HUS	0	(114)	(114)
04/2013	ZAR	216,186		$24,811	DUB	1,386	0	1,386
04/2013		112,518		12,934	HUS	742	0	742
05/2013	CHF	10,601		11,151	BRC	0	(22)	(22)
05/2013		6,588		7,001	MSC	57	0	57
05/2013		30,599		32,417	RYL	166	0	166
05/2013	CZK	32,190		1,707	BRC	106	0	106
05/2013	HUF	206,612		939	GLM	73	0	73
05/2013	JPY	84,746		900	BOA	0	0	0
05/2013		84,736		900	CBK	0	0	0
05/2013	KRW	61,270,421		56,201	HUS	1,340	0	1,340
05/2013	NOK	13,815		2,500	HUS	138	0	138
05/2013	PLN	43,492		14,127	DUB	818	0	818
05/2013	SEK	107,098		16,519	RYL	99	0	99
05/2013		$37,911	CHF	34,763	BRC	0	(1,272)	(1,272)
05/2013		3,672	DKK	20,391	BRC	0	(165)	(165)
05/2013		11,730	SEK	74,949	BRC	0	(239)	(239)
06/2013	BRL	175,462		$88,229	FBF	1,999	0	1,999
06/2013	CAD	25,719		25,013	BRC	0	(260)	(260)
06/2013	CLP	1,479,604		3,049	GLM	0	(61)	(61)
06/2013		1,393,289		2,853	MSC	0	(76)	(76)
06/2013	EUR	78,410		102,451	BRC	1,887	0	1,887
06/2013		29,879		38,867	DUB	546	0	546
06/2013		1,840		2,389	HUS	30	0	30
06/2013	GBP	5,479		8,268	BRC	0	(54)	(54)
06/2013		22,313		33,722	HUS	0	(169)	(169)
06/2013		20,325		30,285	JPM	0	(586)	(586)
06/2013		33,724		50,846	RBC	0	(377)	(377)
06/2013	MXN	508,599		40,503	HUS	0	(346)	(346)
06/2013		$6,178	CAD	6,361	RYL	73	0	73
06/2013		122	EUR	95	BPS	0	0	0
06/2013		125	GBP	84	BPS	2	0	2
06/2013		146		98	CBK	3	0	3
06/2013		2,885	MXN	35,963	BRC	3	0	3
06/2013		3,300		41,213	CBK	10	0	10
07/2013	ILS	20,901		$5,717	MSC	0	(10)	(10)
07/2013	INR	1,444,208		26,064	UAG	88	0	88
07/2013	PHP	192,917		4,756	JPM	23	0	23
07/2013	THB	416,027		13,954	UAG	0	(164)	(164)
07/2013		$34,669	MYR	107,939	BPS	84	0	84
08/2013	CNY	117,225		$18,678	BRC	28	0	28
08/2013	IDR	172,076,500		17,456	JPM	65	0	65
08/2013		$1,117	CNY	7,000	DUB	0	(4)	(4)
08/2013		3,393		21,424	UAG	16	0	16
10/2013	CNY	202,889		$32,143	DUB	0	(109)	(109)
10/2013		61,543		9,751	GLM	0	(32)	(32)
10/2013		$17,184	CNY	109,136	FBF	165	0	165
10/2013		24,433		155,296	UAG	254	0	254
11/2013	CNY	68,693		$10,874	CBK	0	(41)	(41)
11/2013		$14,618	CNY	91,560	UAG	0	(71)	(71)
09/2015		1,547		9,400	DUB	0	(75)	(75)

						$18,191	$(20,464)	$(2,273)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$18,056	$0	$18,056
Corporate Bonds & Notes
Banking & Finance	0	11,811	0	11,811
Industrials	0	2,107	0	2,107
Utilities	0	1,573	0	1,573
Municipal Bonds & Notes
California	0	4,519	0	4,519
U.S. Government Agencies	0	1,459	0	1,459
U.S. Treasury Obligations	0	581,411	0	581,411
Mortgage-Backed Securities	0	6,626	0	6,626
Asset-Backed Securities	0	1,423	0	1,423
Sovereign Issues	0	150,034	0	150,034
Mutual Funds	1,074,317	0	0	1,074,317
Common Stocks
Financials	9,509	0	0	9,509
Exchange-Traded Funds	475,801	0	0	475,801
Exchange-Traded Notes	77	0	0	77
Short-Term Instruments
Repurchase Agreements	0	8,663	0	8,663
Short-Term Notes	0	10,298	0	10,298
U.S. Treasury Bills	0	11,720	0	11,720
Central Funds Used for Cash Management Purposes	65,281	0	0	65,281
Purchased Options
Commodity Contracts	0	68	0	68
Equity Contracts	0	1,328	0	1,328
Foreign Exchange Contracts	0	1,062	0	1,062
Interest Rate Contracts	0	9,800	0	9,800
	$1,624,985	$821,958	$0	$2,446,943

Financial Derivative Instruments - Assets
Commodity Contracts	2,235	0	0	2,235
Credit Contracts	0	1,052	0	1,052
Equity Contracts	62	402	0	464
Foreign Exchange Contracts	0	18,191	0	18,191
Interest Rate Contracts	1,232	2,959	0	4,191
	$3,529	$22,604	$0	$26,133

Financial Derivative Instruments - Liabilities
Commodity Contracts	(509)	(98)	0	(607)
Credit Contracts	0	(2,125)	0	(2,125)
Equity Contracts	(2,790)	(840)	0	(3,630)
Foreign Exchange Contracts	0	(21,110)	0	(21,110)
Interest Rate Contracts	(581)	(19,507)	0	(20,088)

	$(3,880)	$(43,680)	$0	$(47,560)

Totals	$1,624,634	$800,882	$0	$2,425,516

(ii) There were assets valued at $186 and liabilities valued at $(31) transferred from Level 1 to Level 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.3%
Bausch & Lomb, Inc.
5.250% due 05/17/2019		$1,489	$1,505
Caesars Entertainment Operating Co., Inc.
5.454% due 01/28/2018		798	742
Catalent Pharma Solutions, Inc.
3.704% due 09/15/2016		990	998
Community Health Systems, Inc.
2.454% due 07/25/2014		181	182
3.784% - 3.787% due 01/25/2017		311	315
Constellation Brands, Inc.
3.000% due 12/30/2013		4,500	4,484
Getty Images, Inc.
4.750% due 10/18/2019		998	1,014
HJ Heinz Co.
3.500% due 03/27/2020		1,500	1,515
5.000% due 03/27/2014		4,000	3,981
MGM Resorts International, Inc.
4.250% due 12/20/2019		1,496	1,523
NFR Energy LLC
8.750% due 12/31/2018		1,000	1,031
Nielsen Holdings N.V.
3.000% due 02/21/2014		2,750	2,737
Quintiles Transnational Corp.
4.500% due 06/08/2018		1,939	1,969
Royal Bank of Scotland PLC
6.500% due 03/22/2020		500	506
Silver II US Holdings, LLC
4.000% due 12/13/2019		499	503
Texas Competitive Electric Holdings Co. LLC
4.702% - 4.792% due 10/10/2017		1,109	790
U.S. Coatings Acquisition, Inc.
4.750% due 02/01/2020		750	761
US Foods, Inc.
5.750% due 03/31/2017		994	1,009
Windstream Corp.
3.500% due 01/23/2020		998	1,009

Total Bank Loan Obligations (Cost $26,429)			26,574

CORPORATE BONDS & NOTES 88.1%
BANKING & FINANCE 11.0%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		500	516
Ally Financial, Inc.
3.125% due 01/15/2016		1,500	1,520
4.500% due 02/11/2014		1,000	1,024
4.625% due 06/26/2015		1,000	1,047
5.500% due 02/15/2017		7,500	8,151
6.250% due 12/01/2017		3,500	3,929
6.750% due 12/01/2014		100	108
7.500% due 09/15/2020		3,500	4,283
8.000% due 03/15/2020		2,000	2,495
8.000% due 11/01/2031		1,500	1,897
8.300% due 02/12/2015		1,750	1,947
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,351
8.625% due 05/22/2068	GBP	1,000	1,877
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$500	516
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,500	3,082
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,897
CBRE Services, Inc.
5.000% due 03/15/2023		$1,000	1,016
CIT Group, Inc.
4.250% due 08/15/2017		3,000	3,150
5.000% due 05/15/2017		1,000	1,077
5.000% due 08/15/2022		5,000	5,367
5.250% due 03/15/2018		2,500	2,712
5.500% due 02/15/2019		2,000	2,205
CNH Capital LLC
3.875% due 11/01/2015		1,000	1,030
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,125
Corrections Corp. of America
4.625% due 05/01/2023 (a)		1,750	1,796

Credit Agricole S.A.
8.375% due 10/13/2019 (d)		2,000	2,197
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	526
6.375% due 11/15/2019		2,000	2,125
6.750% due 06/01/2016		500	541
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,168
8.000% due 06/01/2014		1,000	1,076
8.000% due 12/15/2016		3,000	3,605
8.700% due 10/01/2014		500	555
12.000% due 05/15/2015		250	304
HBOS PLC
6.750% due 05/21/2018		1,000	1,117
Hub International Ltd.
8.125% due 10/15/2018		1,000	1,058
ILFC E-Capital Trust
6.250% due 12/21/2065		250	237
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,187
9.000% due 05/15/2015		1,000	1,058
9.250% due 05/15/2015	EUR	475	643
International Lease Finance Corp.
5.875% due 05/01/2013		$300	302
6.250% due 05/15/2019		2,000	2,200
6.625% due 11/15/2013		1,000	1,033
6.750% due 09/01/2016		1,000	1,135
7.125% due 09/01/2018		1,750	2,065
8.625% due 09/15/2015		3,000	3,424
8.750% due 03/15/2017		2,000	2,362
Jefferies Finance LLC
7.375% due 04/01/2020		1,500	1,534
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	645
7.588% due 05/12/2020	GBP	500	784
7.625% due 10/14/2020	EUR	250	333
7.867% due 12/17/2019	GBP	500	790
7.869% due 08/25/2020		1,000	1,601
7.875% due 11/01/2020		$2,500	2,747
8.000% due 06/15/2020 (d)		500	537
9.125% due 07/15/2020	GBP	500	833
11.040% due 03/19/2020		500	883
Marina District Finance Co., Inc.
9.500% due 10/15/2015		$500	518
9.875% due 08/15/2018		500	518
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,787
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	2,025
RBS Capital Trust
2.312% due 06/30/2013 (d)	EUR	350	307
Regions Bank
7.500% due 05/15/2018		$1,000	1,230
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,687
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (d)		2,200	1,980
7.648% due 09/30/2031 (d)		250	263
Royal Bank of Scotland NV
0.981% due 03/09/2015		1,000	956
SLM Corp.
5.000% due 06/15/2018		450	455
8.000% due 03/25/2020		1,000	1,164
8.450% due 06/15/2018		1,625	1,934
Societe Generale S.A.
5.922% due 04/05/2017 (d)		350	330
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,014
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	321
10.500% due 02/15/2019		200	321
UBS AG
7.152% due 12/21/2017 (d)	EUR	600	842
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$660	686
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,139
7.375% due 02/15/2018	EUR	1,000	1,328
11.750% due 07/15/2017		$2,500	2,662

			124,190

INDUSTRIALS 68.2%
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,192

Aguila S.A.
7.875% due 01/31/2018		2,500	2,694
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,800	2,002
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		750	803
Alere, Inc.
8.625% due 10/01/2018		2,500	2,669
Aleris International, Inc.
7.625% due 02/15/2018		4,000	4,260
7.875% due 11/01/2020		750	808
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,250	2,424
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,353
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,081
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		1,000	1,045
AMC Networks, Inc.
4.750% due 12/15/2022		1,750	1,750
7.750% due 07/15/2021		600	683
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,304
Antero Resources Finance Corp.
6.000% due 12/01/2020		1,000	1,050
7.250% due 08/01/2019		1,000	1,089
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,055
ArcelorMittal
4.250% due 08/05/2015		2,000	2,080
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	908
7.250% due 10/01/2020		1,000	905
7.250% due 06/15/2021		2,000	1,805
ARD Finance S.A.
11.125% due 06/01/2018 (b)		590	646
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		1,000	990
7.000% due 11/15/2020		500	515
7.375% due 10/15/2017	EUR	1,000	1,391
7.375% due 10/15/2017		$1,250	1,374
9.250% due 10/15/2020	EUR	2,000	2,782
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	449
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	750	1,182
Ashland, Inc.
3.875% due 04/15/2018		$750	762
4.750% due 08/15/2022		1,000	1,019
6.875% due 05/15/2043		750	814
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,091
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,609
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	273
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,078
Avaya, Inc.
7.000% due 04/01/2019		3,000	2,947
Axiall Corp.
4.875% due 05/15/2023		250	255
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,073
Basic Energy Services, Inc.
7.750% due 02/15/2019		1,000	1,028
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	950
BC Mountain LLC
7.000% due 02/01/2021		750	797
BE Aerospace, Inc.
5.250% due 04/01/2022		1,750	1,813
6.875% due 10/01/2020		1,000	1,111
Beazer Homes USA, Inc.
6.625% due 04/15/2018		1,000	1,086
Belden, Inc.
5.500% due 09/01/2022		750	773
Berry Plastics Corp.
9.500% due 05/15/2018		2,000	2,242
9.750% due 01/15/2021		2,000	2,347
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	1,000	1,288
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,085

Biomet, Inc.
6.500% due 08/01/2020		5,500	5,857
6.500% due 10/01/2020		5,000	5,166
Boise Cascade LLC
6.375% due 11/01/2020		750	798
Bombardier, Inc.
4.250% due 01/15/2016		600	626
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,093
Bristow Group, Inc.
6.250% due 10/15/2022		400	434
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,100
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,190
6.875% due 08/15/2018		250	269
7.000% due 02/15/2020		900	981
7.500% due 03/15/2020		500	549
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,460	1,613
Cablevision Systems Corp.
5.875% due 09/15/2022		1,500	1,491
8.000% due 04/15/2020		1,000	1,130
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,486
10.000% due 12/15/2018		250	172
11.250% due 06/01/2017		500	534
Calcipar S.A.
6.875% due 05/01/2018		500	535
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,000	3,262
Carlson Wagonlit BV
6.875% due 06/15/2019		750	786
7.500% due 06/15/2019	EUR	250	340
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,027
7.875% due 12/01/2017		1,250	1,469
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,019
9.500% due 04/15/2015		933	933
CCO Holdings LLC
5.125% due 02/15/2023		2,000	1,950
5.250% due 09/30/2022		3,000	2,962
5.750% due 09/01/2023		1,000	1,008
6.500% due 04/30/2021		1,000	1,063
6.625% due 01/31/2022		1,000	1,078
7.000% due 01/15/2019		1,000	1,083
7.875% due 04/30/2018		3,000	3,199
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	1,008
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,781
Cequel Communications Holdings LLC
6.375% due 09/15/2020		1,650	1,720
8.625% due 11/15/2017		2,500	2,678
Ceridian Corp.
8.875% due 07/15/2019		350	409
CHC Helicopter S.A.
9.250% due 10/15/2020		2,500	2,670
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,085
Chesapeake Energy Corp.
5.750% due 03/15/2023 (a)		500	508
6.775% due 03/15/2019		500	523
9.500% due 02/15/2015		2,000	2,270
Chester Downs & Marina LLC
9.250% due 02/01/2020		250	240
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,055
9.500% due 05/15/2016		1,325	1,398
Cimarex Energy Co.
5.875% due 05/01/2022		500	539
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	1,010
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,079
10.750% due 01/15/2017		1,460	1,626
Clean Harbors, Inc.
5.250% due 08/01/2020		1,000	1,038
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	939
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,698
7.625% due 03/15/2020		4,000	4,195
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,507

Coeur d’Alene Mines Corp.
7.875% due 02/01/2021		1,000	1,061
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	269
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,270
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,050
7.125% due 07/15/2020		2,000	2,172
8.000% due 11/15/2019		2,500	2,781
Concho Resources, Inc.
5.500% due 04/01/2023		500	521
6.500% due 01/15/2022		1,750	1,916
7.000% due 01/15/2021		750	829
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,375	1,488
8.250% due 04/01/2020		3,000	3,337
Constellation Brands, Inc.
7.250% due 05/15/2017		1,000	1,156
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,000	1,359
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	84
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		1	1
Continental Resources, Inc.
7.125% due 04/01/2021		400	455
7.375% due 10/01/2020		250	283
8.250% due 10/01/2019		50	56
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,500	1,541
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,352
Crown Americas LLC
4.500% due 01/15/2023		2,250	2,194
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	2,042
7.125% due 11/01/2019		500	549
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	244
CSC Holdings LLC
6.750% due 11/15/2021		$750	845
7.625% due 07/15/2018		2,000	2,330
7.875% due 02/15/2018		3,000	3,510
8.625% due 02/15/2019		1,000	1,205
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		2,000	2,087
6.375% due 11/01/2018		1,000	1,066
6.625% due 11/01/2020		2,000	2,176
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,127
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	966
8.250% due 02/15/2020		2,000	2,250
Digicel Group Ltd.
8.250% due 09/30/2020		1,000	1,065
10.500% due 04/15/2018		1,000	1,122
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,202
DigitalGlobe, Inc.
5.250% due 02/01/2021		1,750	1,746
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,435
DISH DBS Corp.
5.000% due 03/15/2023		2,000	1,977
5.875% due 07/15/2022		5,000	5,269
6.750% due 06/01/2021		1,000	1,116
7.125% due 02/01/2016		2,000	2,232
7.750% due 05/31/2015		1,000	1,115
7.875% due 09/01/2019		2,000	2,380
DJO Finance LLC
7.750% due 04/15/2018		2,750	2,819
9.750% due 10/15/2017		500	524
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		750	804
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,750	1,787
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,000	1,079
El Paso LLC
7.000% due 06/15/2017		475	546
7.250% due 06/01/2018		500	576
7.750% due 01/15/2032		500	563
7.800% due 08/01/2031		1,150	1,285
8.050% due 10/15/2030		780	877

Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,654
Endo Health Solutions, Inc.
7.000% due 12/15/2020	1,500	1,609
7.250% due 01/15/2022	1,250	1,350
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,620
Enterprise Products Operating LLC
8.375% due 08/01/2066	4,000	4,603
Entravision Communications Corp.
8.750% due 08/01/2017	844	918
Era Group, Inc.
7.750% due 12/15/2022	750	776
Exide Technologies
8.625% due 02/01/2018	1,000	864
Fidelity National Information Services, Inc.
5.000% due 03/15/2022	1,000	1,066
7.625% due 07/15/2017	1,250	1,344
First Data Corp.
6.750% due 11/01/2020	3,500	3,666
8.250% due 01/15/2021	3,500	3,657
12.625% due 01/15/2021	500	544
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	647
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	1,000	1,033
6.875% due 04/01/2022	2,000	2,102
7.000% due 11/01/2015	2,000	2,105
8.250% due 11/01/2019	4,000	4,335
Ford Motor Co.
9.215% due 09/15/2021	200	264
Forest Oil Corp.
7.250% due 06/15/2019	2,000	2,010
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,378
5.875% due 01/31/2022	1,250	1,402
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	891
GenCorp, Inc.
7.125% due 03/15/2021	1,000	1,060
General Cable Corp.
5.750% due 10/01/2022	1,250	1,281
Geo Group, Inc.
5.125% due 04/01/2023	500	506
Gibraltar Industries, Inc.
6.250% due 02/01/2021	750	799
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020	1,000	1,111
Graphic Packaging International, Inc.
4.750% due 04/15/2021 (a)	2,500	2,541
7.875% due 10/01/2018	1,000	1,108
Griffey Intermediate, Inc.
7.000% due 10/15/2020	2,000	2,050
Griffon Corp.
7.125% due 04/01/2018	1,000	1,085
Grifols, Inc.
8.250% due 02/01/2018	1,500	1,657
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	829
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020 (a)	3,500	3,509
HCA Holdings, Inc.
6.250% due 02/15/2021	2,500	2,672
7.750% due 05/15/2021	1,500	1,674
HCA, Inc.
4.750% due 05/01/2023	2,750	2,743
5.875% due 05/01/2023	1,750	1,824
6.375% due 01/15/2015	2,000	2,147
6.500% due 02/15/2020	2,500	2,827
7.190% due 11/15/2015	180	199
7.250% due 09/15/2020	2,975	3,299
7.500% due 02/15/2022	4,000	4,610
8.000% due 10/01/2018	3,500	4,104
8.500% due 04/15/2019	2,500	2,766
HD Supply, Inc.
7.500% due 07/15/2020	3,000	3,165
8.125% due 04/15/2019	3,000	3,405
11.000% due 04/15/2020	2,500	3,044
11.500% due 07/15/2020	1,250	1,484
HDTFS, Inc.
6.250% due 10/15/2022	500	545
Headwaters, Inc.
7.625% due 04/01/2019	2,000	2,150
Health Management Associates, Inc.
7.375% due 01/15/2020	2,500	2,756

HeidelbergCement Finance Luxembourg S.A.
8.500% due 10/31/2019	EUR	1,000	1,622
Hertz Corp.
5.875% due 10/15/2020		$500	530
6.750% due 04/15/2019		3,000	3,289
7.375% due 01/15/2021		1,500	1,676
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		1,250	1,259
8.875% due 02/01/2018		2,500	2,600
9.000% due 11/15/2020		3,000	2,865
Hiland Partners LP
7.250% due 10/01/2020		500	549
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,500	1,678
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,137
Host Hotels & Resorts LP
4.750% due 03/01/2023		1,000	1,080
5.250% due 03/15/2022		1,000	1,115
6.000% due 10/01/2021		2,000	2,322
9.000% due 05/15/2017		1,000	1,056
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	551
7.625% due 06/15/2021		1,000	1,149
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,093
Huntsman International LLC
4.875% due 11/15/2020		2,000	2,022
8.625% due 03/15/2021		4,000	4,520
IASIS Healthcare LLC
8.375% due 05/15/2019		2,000	2,115
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		600	623
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,145
IMS Health, Inc.
6.000% due 11/01/2020		2,000	2,090
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	4,000	5,179
8.500% due 02/15/2016		$500	510
Infor U.S., Inc.
9.375% due 04/01/2019		250	285
Inmet Mining Corp.
7.500% due 06/01/2021		1,000	1,085
8.750% due 06/01/2020		1,500	1,665
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,646
7.250% due 10/15/2020		4,250	4,686
7.500% due 04/01/2021		3,500	3,911
Intelsat Luxembourg S.A.
6.750% due 06/01/2018 (a)		250	259
7.750% due 06/01/2021 (a)		1,500	1,530
8.125% due 06/01/2023 (a)		1,750	1,785
11.500% due 02/04/2017		3,845	4,085
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,714
InterGen NV
9.000% due 06/30/2017		2,500	2,469
Interline Brands, Inc.
7.500% due 11/15/2018		500	545
10.000% due 11/15/2018 (b)		250	278
inVentiv Health, Inc.
11.000% due 08/15/2018		500	433
Iron Mountain, Inc.
5.750% due 08/15/2024		1,000	1,004
Jaguar Holding Co.
9.375% due 10/15/2017 (b)		500	539
9.500% due 12/01/2019		1,000	1,152
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018		750	823
8.125% due 05/15/2021		2,000	2,260
Jarden Corp.
7.500% due 05/01/2017		1,500	1,704
JMC Steel Group
8.250% due 03/15/2018		2,000	2,130
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021		500	524
Lamar Media Corp.
5.000% due 05/01/2023		1,000	1,005
5.875% due 02/01/2022		500	544
Land O’ Lakes, Inc.
6.000% due 11/15/2022		1,000	1,070
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,702
Lear Corp.
4.750% due 01/15/2023		500	490

Lender Processing Services, Inc.
5.750% due 04/15/2023		750	786
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,105
Limited Brands, Inc.
5.625% due 02/15/2022		750	799
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		500	540
8.125% due 05/15/2018		1,025	1,120
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	940
Lynx Corp.
6.000% due 04/15/2021	GBP	1,000	1,565
LyondellBasell Industries NV
5.000% due 04/15/2019		$1,000	1,135
5.750% due 04/15/2024		1,000	1,177
Manitowoc Co., Inc.
5.875% due 10/15/2022		1,000	1,053
8.500% due 11/01/2020		3,000	3,405
9.500% due 02/15/2018		1,000	1,108
McClatchy Co.
9.000% due 12/15/2022		1,500	1,635
MGM Resorts International
6.625% due 12/15/2021		2,000	2,100
6.750% due 10/01/2020		2,500	2,656
6.875% due 04/01/2016		450	492
7.500% due 06/01/2016		1,500	1,669
7.625% due 01/15/2017		2,000	2,230
7.750% due 03/15/2022		2,000	2,230
8.625% due 02/01/2019		1,000	1,170
11.125% due 11/15/2017		2,500	2,662
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,235
Michaels Stores, Inc.
7.750% due 11/01/2018		1,600	1,756
Milacron LLC
7.750% due 02/15/2021		500	519
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		750	776
9.000% due 01/15/2021		250	189
Mueller Water Products, Inc.
7.375% due 06/01/2017		1,000	1,034
8.750% due 09/01/2020		440	503
MultiPlan, Inc.
9.875% due 09/01/2018		1,750	1,953
Mylan, Inc.
7.875% due 07/15/2020		2,500	2,919
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	675
8.875% due 12/01/2018		$2,250	2,368
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,684
NCR Corp.
4.625% due 02/15/2021		1,500	1,500
5.000% due 07/15/2022		500	504
NeuStar, Inc.
4.500% due 01/15/2023		400	384
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,131
7.125% due 05/15/2018		1,075	1,122
Nielsen Finance LLC
4.500% due 10/01/2020		2,000	2,007
7.750% due 10/15/2018		2,500	2,787
Nokia OYJ
5.375% due 05/15/2019		1,000	958
Novelis, Inc.
8.375% due 12/15/2017		3,000	3,300
8.750% due 12/15/2020		4,500	5,096
NXP BV
9.750% due 08/01/2018		270	309
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,095
6.875% due 01/15/2023		1,000	1,105
OGX Austria GmbH
8.500% due 06/01/2018		3,000	2,355
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		1,349	1,508
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		1,000	1,015
Oshkosh Corp.
8.250% due 03/01/2017		175	191
8.500% due 03/01/2020		175	197
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		858	937
Party City Holdings, Inc.
8.875% due 08/01/2020		1,000	1,103

Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,333
6.250% due 11/15/2021	3,000	3,135
6.500% due 09/15/2020	500	535
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	524
Perstorp Holding AB
8.750% due 05/15/2017	2,000	2,125
11.000% due 08/15/2017	1,250	1,262
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,769
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)	2,000	2,072
PetroBakken Energy Ltd.
8.625% due 02/01/2020	1,500	1,537
PetroLogistics LP
6.250% due 04/01/2020	750	758
PHH Corp.
9.250% due 03/01/2016	500	586
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	2,000	2,172
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022	1,000	1,079
Pinnacle Foods Finance LLC
8.250% due 09/01/2017	2,000	2,159
9.250% due 04/01/2015	756	760
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	500	511
Plains Exploration & Production Co.
6.125% due 06/15/2019	2,000	2,200
6.500% due 11/15/2020	1,000	1,110
6.750% due 02/01/2022	1,000	1,119
6.875% due 02/15/2023	750	853
7.625% due 04/01/2020	1,750	1,982
Ply Gem Industries, Inc.
8.250% due 02/15/2018	2,500	2,734
Polymer Group, Inc.
7.750% due 02/01/2019	1,000	1,095
Polypore International, Inc.
7.500% due 11/15/2017	1,500	1,616
Post Holdings, Inc.
7.375% due 02/15/2022	750	824
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,073
Prestige Brands, Inc.
8.125% due 02/01/2020	500	567
Production Resource Group, Inc.
8.875% due 05/01/2019	450	343
PVH Corp.
4.500% due 12/15/2022	2,000	1,985
7.375% due 05/15/2020	1,750	1,960
Quebecor Media, Inc.
7.750% due 03/15/2016	798	815
Quicksilver Resources, Inc.
9.125% due 08/15/2019	500	463
QVC, Inc.
7.375% due 10/15/2020	1,000	1,108
Radiation Therapy Services, Inc.
8.875% due 01/15/2017	500	490
9.875% due 04/15/2017	750	469
Rain CII Carbon LLC
8.000% due 12/01/2018	1,500	1,594
8.250% due 01/15/2021	1,000	1,085
Range Resources Corp.
5.000% due 08/15/2022	1,500	1,537
5.000% due 03/15/2023	1,000	1,025
5.750% due 06/01/2021	500	539
6.750% due 08/01/2020	750	829
RBS Global, Inc.
8.500% due 05/01/2018	5,000	5,506
Regal Entertainment Group
5.750% due 02/01/2025	750	739
Regency Energy Partners LP
5.500% due 04/15/2023	500	538
6.875% due 12/01/2018	1,125	1,232
Rexel S.A.
6.125% due 12/15/2019	1,000	1,058
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	2,500	2,553
6.875% due 02/15/2021	1,500	1,601
7.125% due 04/15/2019	1,250	1,348
7.875% due 08/15/2019	1,000	1,108
8.250% due 02/15/2021	4,000	4,135
8.500% due 05/15/2018	1,175	1,241
9.000% due 04/15/2019	2,000	2,125
9.875% due 08/15/2019	4,000	4,395

RHP Hotel Properties LP
5.000% due 04/15/2021 (a)		2,000	2,010
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	933
6.000% due 01/15/2019		750	737
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,572
Ryerson, Inc.
9.000% due 10/15/2017		1,000	1,096
Ryland Group, Inc.
5.375% due 10/01/2022		250	256
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	779
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,135
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,573
6.875% due 11/15/2019		550	612
Samson Investment Co.
9.750% due 02/15/2020		1,500	1,601
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,090
7.500% due 02/15/2023		500	521
8.125% due 10/15/2022		4,500	4,826
8.750% due 01/15/2020		500	541
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	1,038
7.750% due 07/15/2017		750	833
SBA Communications Corp.
5.625% due 10/01/2019		500	516
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,044
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,131
7.750% due 02/15/2017	EUR	2,500	3,589
8.500% due 02/15/2019		$2,500	2,856
8.750% due 02/15/2019	EUR	1,500	2,173
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,250	1,278
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	548
7.250% due 01/15/2018		150	161
Sealed Air Corp.
5.250% due 04/01/2023		1,000	1,006
8.125% due 09/15/2019		2,000	2,272
8.375% due 09/15/2021		2,000	2,300
Sensata Technologies BV
6.500% due 05/15/2019		1,500	1,624
Serta Simmons Holdings LLC
8.125% due 10/01/2020		1,000	1,044
ServiceMaster Co.
7.000% due 08/15/2020		2,000	2,080
8.000% due 02/15/2020		500	539
Silver Borrower
7.750% due 12/15/2020		1,500	1,605
Simmons Foods, Inc.
10.500% due 11/01/2017		500	499
Sinclair Television Group, Inc.
5.375% due 04/01/2021 (a)		1,000	998
6.125% due 10/01/2022		1,000	1,053
SM Energy Co.
6.500% due 01/01/2023		750	825
Smithfield Foods, Inc.
6.625% due 08/15/2022		2,500	2,731
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	553
Sonat, Inc.
7.000% due 02/01/2018		500	553
Sophia LP
9.750% due 01/15/2019		2,000	2,240
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	538
6.625% due 11/15/2022		1,500	1,631
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,412
SPX Corp.
6.875% due 09/01/2017		750	838
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	543
6.375% due 08/15/2022		500	543
7.625% due 03/15/2020		1,500	1,672
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,195
Suburban Propane Partners LP
7.375% due 03/15/2020		275	298
7.375% due 08/01/2021		247	274
7.500% due 10/01/2018		844	920

Sun Products Corp.
7.750% due 03/15/2021		1,500	1,519
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,038
7.375% due 11/15/2018		2,000	2,150
7.625% due 11/15/2020		3,000	3,266
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	694
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	541
7.000% due 12/31/2017	EUR	475	655
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,103
Taminco Acquisition Corp.
9.125% due 12/15/2017		1,000	1,015
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,676
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		3,000	3,168
5.375% due 02/02/2026	GBP	500	766
Telesat LLC
12.500% due 11/01/2017		$400	429
Tempur-Pedic International, Inc.
6.875% due 12/15/2020		1,000	1,073
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,000	983
8.000% due 08/01/2020		2,000	2,212
8.875% due 07/01/2019		2,000	2,255
Terex Corp.
6.000% due 05/15/2021		1,100	1,163
Tesoro Logistics LP
5.875% due 10/01/2020		500	530
Thermon Industries, Inc.
9.500% due 05/01/2017		261	291
Tomkins LLC
9.000% due 10/01/2018		2,127	2,380
TransDigm, Inc.
5.500% due 10/15/2020		1,250	1,309
7.750% due 12/15/2018		3,000	3,307
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		1,500	1,609
9.625% due 06/15/2018		500	546
TransUnion LLC
11.375% due 06/15/2018		2,000	2,310
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	815
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		1,000	993
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	1,013
Tronox Finance LLC
6.375% due 08/15/2020		1,000	974
TRW Automotive, Inc.
4.500% due 03/01/2021		1,000	1,020
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		1,000	1,056
United Rentals North America, Inc.
6.125% due 06/15/2023		350	376
7.375% due 05/15/2020		1,000	1,115
7.625% due 04/15/2022		2,250	2,526
8.250% due 02/01/2021		1,500	1,706
8.375% due 09/15/2020 (g)		1,500	1,680
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,560
5.500% due 01/15/2023		$1,250	1,291
5.750% due 01/15/2023	EUR	1,500	1,947
7.500% due 03/15/2019		$500	549
7.500% due 03/15/2019	EUR	750	1,049
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	441
Univision Communications, Inc.
6.750% due 09/15/2022		$1,500	1,627
6.875% due 05/15/2019		3,000	3,225
7.875% due 11/01/2020		1,750	1,934
8.500% due 05/15/2021		2,500	2,712
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,552
6.750% due 03/15/2023	CHF	1,000	1,059
6.750% due 03/15/2023	EUR	1,000	1,275
8.375% due 08/15/2020		1,250	1,762
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,775
7.625% due 01/15/2020	EUR	1,400	1,956
US Foods, Inc.
8.500% due 06/30/2019		$1,000	1,066

USG Corp.
8.375% due 10/15/2018	1,500	1,665
Valeant Pharmaceuticals International
6.750% due 08/15/2021	2,000	2,140
6.875% due 12/01/2018	3,000	3,238
7.000% due 10/01/2020	2,500	2,706
7.250% due 07/15/2022	1,250	1,366
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018	4,000	4,280
Vertellus Specialties, Inc.
9.375% due 10/01/2015	500	446
Videotron Ltd
9.125% due 04/15/2018	500	527
VPI Escrow Corp.
6.375% due 10/15/2020	1,000	1,059
VWR Funding, Inc.
7.250% due 09/15/2017	2,000	2,127
Warner Chilcott Co. LLC
7.750% due 09/15/2018	5,000	5,369
Western Refining, Inc.
6.250% due 04/01/2021	500	512
Windstream Corp.
7.000% due 03/15/2019	2,000	2,052
7.750% due 10/15/2020	1,000	1,090
7.750% due 10/01/2021	500	547
8.125% due 09/01/2018	1,000	1,100
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	533
Wynn Las Vegas LLC
5.375% due 03/15/2022	2,500	2,634
7.750% due 08/15/2020	1,500	1,689
Zayo Group LLC
8.125% due 01/01/2020	750	844

		773,190

UTILITIES 8.9%
Access Midstream Partners LP
4.875% due 05/15/2023	1,000	989
6.125% due 07/15/2022	500	539
AES Corp.
7.375% due 07/01/2021	3,000	3,495
8.000% due 10/15/2017	500	591
8.000% due 06/01/2020	1,500	1,785
9.750% due 04/15/2016	1,000	1,197
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	500
6.625% due 10/01/2020	1,000	1,048
Calpine Corp.
7.500% due 02/15/2021	2,700	2,977
7.875% due 07/31/2020	1,575	1,732
Covanta Holding Corp.
7.250% due 12/01/2020	500	553
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	1,000	1,015
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	2,000	2,115
10.000% due 12/01/2020	5,000	5,667
EP Energy LLC
6.875% due 05/01/2019	500	550
9.375% due 05/01/2020	4,500	5,220
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,597
Exterran Partners LP
6.000% due 04/01/2021	1,000	999
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,221
7.875% due 04/15/2015	1,000	1,145
8.250% due 04/15/2017	275	325
8.500% due 04/15/2020	500	569
9.000% due 08/15/2031	1,025	1,063
Inergy Midstream LP
6.000% due 12/15/2020	750	784
MarkWest Energy Partners LP
4.500% due 07/15/2023	1,250	1,225
5.500% due 02/15/2023	750	789
6.750% due 11/01/2020	450	494
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	750	766
6.625% due 11/15/2020	2,500	2,622
6.625% due 04/01/2023	3,000	3,071
Midwest Generation LLC
8.560% due 01/02/2016 ^	1,061	1,040
NFR Energy LLC
9.750% due 02/15/2017	2,000	2,025

NGPL PipeCo LLC
7.119% due 12/15/2017	750	803
9.625% due 06/01/2019	1,000	1,125
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,313
NRG Energy, Inc.
6.625% due 03/15/2023	1,500	1,597
7.625% due 01/15/2018	5,000	5,712
7.875% due 05/15/2021	1,000	1,118
8.250% due 09/01/2020	2,250	2,551
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,668
PPL Energy Supply LLC
4.600% due 12/15/2021	2,028	2,167
Red Oak Power LLC
8.540% due 11/30/2019	894	961
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	3,082
6.900% due 05/01/2019	4,500	4,961
8.750% due 03/15/2032	3,000	3,592
Sprint Nextel Corp.
6.000% due 12/01/2016	2,000	2,175
6.000% due 11/15/2022	5,000	5,162
7.000% due 03/01/2020	1,500	1,751
8.375% due 08/15/2017	1,000	1,169
9.000% due 11/15/2018	2,500	3,097
Targa Resources Partners LP
5.250% due 05/01/2023	1,500	1,567
6.375% due 08/01/2022	500	549
7.875% due 10/15/2018	1,000	1,100
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,588	1,702
tw telecom Holdings, Inc.
8.000% due 03/01/2018	450	493
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,403
VimpelCom Holdings BV
7.504% due 03/01/2022	750	836

		101,362

Total Corporate Bonds & Notes (Cost $935,332)		998,742

MUNICIPAL BONDS & NOTES 0.0%
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	31

Total Municipal Bonds & Notes (Cost $44)		31

MORTGAGE-BACKED SECURITIES 0.7%
American Home Mortgage Assets LLC
0.394% due 05/25/2046	108	75
Bear Stearns Alt-A Trust
4.707% due 11/25/2036 ^	951	763
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034	12	12
2.887% due 07/25/2046 ^	34	26
Countrywide Alternative Loan Trust
0.398% due 12/20/2046	286	184
0.413% due 03/20/2046	124	82
0.433% due 05/20/2046 ^	164	89
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 03/25/2035	91	64
3.896% due 05/20/2036	540	397
GSR Mortgage Loan Trust
2.817% due 04/25/2035	13	13
2.932% due 05/25/2035	2,160	1,920
5.750% due 03/25/2036 ^	282	268
Harborview Mortgage Loan Trust
0.383% due 07/19/2046	105	69
1.027% due 12/19/2036 ^	43	31
3.390% due 08/19/2036 ^	64	46
Indymac Mortgage Loan Trust
3.059% due 03/25/2037 ^	1,883	1,644
6.000% due 07/25/2037	847	707
Luminent Mortgage Trust
0.374% due 12/25/2036	52	38
0.384% due 12/25/2036	33	24
MASTR Adjustable Rate Mortgages Trust
0.414% due 04/25/2046	29	21
Residential Accredit Loans, Inc. Trust
3.152% due 03/25/2035	48	38
5.500% due 02/25/2036 ^	1	1

Residential Asset Securitization Trust
0.604% due 01/25/2046 ^	396	179
Structured Asset Mortgage Investments, Inc.
0.424% due 09/25/2047	1,000	605
0.514% due 09/25/2045	100	81
WaMu Mortgage Pass-Through Certificates
0.937% due 04/25/2047	52	45
0.997% due 12/25/2046	49	38
2.406% due 12/25/2036 ^	591	503
2.675% due 09/25/2036 ^	37	31
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.147% due 05/25/2046	43	28

Total Mortgage-Backed Securities (Cost $6,257)		8,022

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.274% due 01/25/2037 ^	104	39
Structured Asset Securities Corp.
0.504% due 06/25/2035	271	236

Total Asset-Backed Securities (Cost $256)		275

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
SemGroup Corp. ‘A’ (c)	1	0

Total Common Stocks (Cost $0)		0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 04/29/2013 (d)	1,750	1,731
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,360

Total Preferred Securities (Cost $2,899)		3,091

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.3%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 04/01/2013	$377	377

(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $386. Repurchase proceeds are $377.)

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 9.3%
PIMCO Short-Term Floating NAV Portfolio	10,481,463	104,888

Total Short-Term Instruments (Cost $105,306)		105,265

Total Investments 100.7% (Cost $1,076,523)		$1,142,000
Other Assets and Liabilities (Net) (0.7%)		(7,950)

Net Assets 100.0%		$1,134,050

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $1,618 at a weighted average interest rate of 1.750%.

(g)	Securities with an aggregate market value of $1,680 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	10/02/2012	10/04/2014	$1,618	$(1,604)

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Cash of $1,718 has been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$3,120	$231	$419
CDX.HY-18 5-Year Index	5.000%	06/20/2017	11,583	620	1,039
CDX.HY-19 5-Year Index	5.000%	12/20/2017	19,400	828	1,064

				$1,679	$2,522

(i)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	0.364%	$1,000	$48	$(94)	$142
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	0.649%	200	13	(18)	31
El Paso LLC	FBF	5.000%	12/20/2014	0.565%	2,500	198	(75)	273
El Paso LLC	GST	5.000%	09/20/2014	0.483%	3,000	208	(285)	493
HCA, Inc.	BOA	5.000%	03/20/2014	1.174%	1,000	46	(150)	196
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.516%	100	2	0	2
SLM Corp.	BOA	5.000%	09/20/2014	0.843%	800	51	(112)	163
SLM Corp.	BRC	5.000%	12/20/2013	0.396%	650	23	(72)	95
SLM Corp.	DUB	5.000%	09/20/2014	0.843%	300	19	(34)	53

						$608	$(840)	$1,448

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	$2,160	$161	$11	$150
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	262	(176)	438

					$423	$(165)	$588

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$1	$1	0.00%

(k)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	60		$30	UAG	$0	$0	$0
04/2013	EUR	89		114	BRC	0	0	0
04/2013	GBP	75		114	BRC	0	0	0
04/2013		$29	BRL	60	UAG	1	0	1
05/2013	CHF	1,000		$1,063	BPS	9	0	9
05/2013		501		546	BRC	18	0	18
06/2013	EUR	20,988		27,428	BRC	510	0	510
06/2013		12,779		16,623	DUB	233	0	233
06/2013	GBP	2,692		4,050	BRC	0	(39)	(39)
06/2013		6,802		10,226	WST	0	(106)	(106)
06/2013		$205	EUR	158	CBK	0	(2)	(2)

						$771	$(147)	$624

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$25,543	$1,031	$26,574
Corporate Bonds & Notes
Banking & Finance	0	124,190	0	124,190
Industrials	0	773,105	85	773,190
Utilities	0	100,322	1,040	101,362
Municipal Bonds & Notes
Puerto Rico	0	31	0	31
Mortgage-Backed Securities	0	8,022	0	8,022
Asset-Backed Securities	0	275	0	275
Common Stocks
Energy	0	0	0	0
Preferred Securities
Banking & Finance	1,360	1,731	0	3,091
Short-Term Instruments
Repurchase Agreements	0	377	0	377
Central Funds Used for Cash Management Purposes	104,888	0	0	104,888
	$106,248	$1,033,596	$2,156	$1,142,000

Financial Derivative Instruments - Assets
Credit Contracts	0	4,558	0	4,558
Foreign Exchange Contracts	0	771	0	771
	$0	$5,329	$0	$5,329

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(147)	$0	$(147)

Totals	$106,248	$1,038,778	$2,156	$1,147,182

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$990	$0	$0	$0	$41	$0	$0	$1,031	$41
Corporate Bonds & Notes
Industrials	113	0	(26)	0	0	(2)	0	0	85	(1)
Utilities	1,441	0	(416)	(2)	(6)	23	0	0	1,040	12

Totals	$1,554	$990	$(442)	$(2)	$(6)	$62	$0	$0	$2,156	$52

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,031	Third Party Vendor	Broker Quote	103.13
Corporate Bonds & Notes
Industrials	1	Benchmark Pricing	Base Price	100.73
	84	Third Party Vendor	Broker Quote	105.13
Utilities	1,040	Third Party Vendor	Broker Quote	98.00

Total	$2,156

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.6%
American International Group, Inc.
8.250% due 08/15/2018	$200	$260
Private Export Funding Corp.
5.000% due 12/15/2016	500	577
U.S. Trade Funding Corp.
4.260% due 11/15/2014	133	137

		974

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	752	779

Total Corporate Bonds & Notes (Cost $1,585)		1,753

MUNICIPAL BONDS & NOTES 0.7%
IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	357

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	440

OHIO 0.1%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	259

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	222

Total Municipal Bonds & Notes (Cost $1,050)		1,278

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,070
0.264% due 07/25/2037	43	41
0.669% due 08/25/2021	6	6
0.819% due 08/25/2022	2	2
1.104% due 04/25/2032	9	10
2.476% due 01/01/2033	12	13
4.250% due 05/25/2037	64	66
4.500% due 06/25/2019	200	215
5.000% due 04/25/2032 - 08/25/2033	323	376
5.500% due 12/25/2035	110	132
6.000% due 01/25/2036	667	900
6.080% due 09/01/2028	64	90
6.500% due 07/25/2031	289	331
Federal Farm Credit Bank
5.050% due 03/28/2019	400	485
5.150% due 03/25/2020	250	311
5.160% due 03/14/2022	2,400	3,042
Federal Housing Administration
6.896% due 07/01/2020	174	170
Financing Corp.
0.000% due 09/26/2019	1,500	1,363
10.700% due 10/06/2017	650	932
Freddie Mac
0.000% due 03/15/2031	1,200	639
0.603% due 01/15/2033	23	23
0.950% due 02/15/2027	6	6
1.250% due 02/15/2021	10	10
1.375% due 10/25/2044	59	59
4.000% due 06/15/2032	356	391
5.400% due 03/17/2021	1,000	1,135
5.500% due 08/15/2030 - 02/15/2034	823	943
5.625% due 11/23/2035	600	675
6.750% due 03/15/2031	200	302
7.000% due 07/15/2023 - 12/01/2031	25	29
8.250% due 06/01/2016	350	431

Ginnie Mae
2.000% due 08/20/2030	6	7
5.500% due 01/20/2036	741	917
6.000% due 08/20/2033	1,775	2,085
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	2,011
5.500% due 04/26/2024	400	525
Overseas Private Investment Corp.
4.736% due 03/15/2022	290	330
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030	10,319	6,579
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,835
Small Business Administration
5.240% due 08/01/2023	331	368
5.290% due 12/01/2027	323	368
Tennessee Valley Authority
4.625% due 09/15/2060	400	458
4.875% due 01/15/2048	800	961
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	435

Total U.S. Government Agencies (Cost $27,961)		33,077

U.S. TREASURY OBLIGATIONS 80.4%
U.S. Treasury Bonds
3.125% due 11/15/2041 (c)(e)	22,000	22,179
3.125% due 02/15/2042 (c)	16,800	16,921
3.125% due 02/15/2043	500	502
3.750% due 08/15/2041	1,400	1,586
4.250% due 11/15/2040	6,950	8,563
4.375% due 11/15/2039 (c)	27,600	34,651
4.500% due 05/15/2038	4,400	5,615
4.500% due 08/15/2039	3,200	4,094
5.250% due 11/15/2028	3,000	4,068
5.375% due 02/15/2031	5,100	7,103
5.500% due 08/15/2028 (c)	6,700	9,297
6.000% due 02/15/2026	1,700	2,422
6.250% due 08/15/2023	3,200	4,533
6.250% due 05/15/2030	4,200	6,349
6.750% due 08/15/2026	100	152
U.S. Treasury Strips
0.000% due 02/15/2030	500	306
0.000% due 05/15/2031	200	116
0.000% due 05/15/2032	100	56
0.000% due 11/15/2032	3,300	1,805
0.000% due 02/15/2033	1,700	921
0.000% due 05/15/2033	700	375
0.000% due 11/15/2033	3,000	1,576
0.000% due 05/15/2034	1,600	823
0.000% due 05/15/2037	700	324
0.000% due 05/15/2040	1,250	514
0.000% due 08/15/2040	6,650	2,700
0.000% due 11/15/2040	250	100
0.000% due 02/15/2042	6,000	2,289

Total U.S. Treasury Obligations (Cost $141,630)		139,940

MORTGAGE-BACKED SECURITIES 4.2%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	800	901
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	117	122
2.600% due 03/25/2035	187	189
2.671% due 10/25/2035	258	259
2.801% due 04/25/2033	15	15
3.018% due 02/25/2034	37	37
3.068% due 01/25/2034	20	20
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	450	426
Countrywide Alternative Loan Trust
0.414% due 05/25/2035	86	65
5.500% due 10/25/2033	1,677	1,704
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 03/25/2035	164	115
0.544% due 06/25/2035	995	900
Credit Suisse First Boston Mortgage Securities Corp.
2.547% due 07/25/2033	35	35
2.668% due 11/25/2032	9	9
First Republic Mortgage Loan Trust
0.553% due 11/15/2031	120	118
GS Mortgage Securities Corp.
1.103% due 03/06/2020	88	88
Harborview Mortgage Loan Trust
0.333% due 04/19/2038	86	69
0.423% due 05/19/2035	67	55

2.959% due 07/19/2035	68	65
Impac CMB Trust
4.750% due 09/25/2034	314	315
JPMorgan Mortgage Trust
3.003% due 07/25/2035	330	340
MASTR Asset Securitization Trust
5.500% due 09/25/2033	92	97
Residential Accredit Loans, Inc. Trust
0.604% due 01/25/2033	7	6
0.604% due 03/25/2033	21	21
6.000% due 06/25/2036	122	96
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	13	14
Sequoia Mortgage Trust
0.553% due 07/20/2033	152	151
Structured Adjustable Rate Mortgage Loan Trust
0.424% due 05/25/2037	186	135
Structured Asset Mortgage Investments, Inc.
0.863% due 09/19/2032	130	129
1.043% due 10/19/2033	46	39
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	300	339
WaMu Mortgage Pass-Through Certificates
0.434% due 04/25/2045	59	54
1.177% due 08/25/2046	403	330
1.577% due 08/25/2042	4	4
2.462% due 10/25/2046	105	95
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.232% due 02/25/2033	2	2
2.350% due 05/25/2033	6	6
2.446% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $7,406)		7,368

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.204% due 11/25/2042	68	66
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	66
Renaissance Home Equity Loan Trust
0.644% due 08/25/2033	8	7
0.704% due 12/25/2033	32	32
SLM Student Loan Trust
0.411% due 04/25/2017	4	5
1.801% due 04/25/2023	871	907
Specialty Underwriting & Residential Finance
0.884% due 01/25/2034	12	10
Structured Asset Securities Corp.
0.784% due 01/25/2033	12	12

Total Asset-Backed Securities (Cost $1,071)		1,105

SHORT-TERM INSTRUMENTS 41.2%
REPURCHASE AGREEMENTS 4.3%
Citigroup Global Markets, Inc.
0.200% due 04/01/2013	7,000	7,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.250% due 06/30/2014 valued at $7,146. Repurchase proceeds are $7,000.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	537	537
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $550. Repurchase proceeds are $537.)

		7,537

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 36.9%
PIMCO Short-Term Floating NAV Portfolio	6,422,252	64,267

Total Short-Term Instruments (Cost $71,798)		71,804

Total Investments 147.2% (Cost $252,501)		$256,325
Written Options (f) (0.0%) (Premiums $78)		(37)
Other Assets and Liabilities (Net) (47.2%)		(82,120)

Net Assets 100.0%		$174,168

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $35,649 at a weighted average interest rate of 0.251%.

(c)	Securities with an aggregate market value of $82,979 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(d)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BRC	0.280%	03/20/2013	04/10/2013	$64,024	$(64,083)
GLM	0.190%	02/27/2013	04/05/2013	17,268	(17,278)
	0.230%	03/14/2013	04/10/2013	499	(500)
	0.240%	03/18/2013	04/11/2013	199	(200)
MSC	0.220%	03/07/2013	04/02/2013	303	(303)
TDM	0.230%	03/13/2013	04/12/2013	1,197	(1,198)

					$(83,562)

(1)	Payable for sale-buyback financing transactions includes $56 of deferred price drop on sale-buyback financing transactions.

(e)	Securities with an aggregate market value of $69 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Long	06/2013	9	$3

(f)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013	$2,400	$4	$0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013	700	1	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	2,300	7	(9)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	2,300	17	(7)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	2,400	10	(9)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	2,400	17	(7)

							$56	$(33)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$22	$(4)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$974	$0	$974
Industrials	0	779	0	779
Municipal Bonds & Notes
Iowa	0	357	0	357
New York	0	440	0	440
Ohio	0	259	0	259
Washington	0	222	0	222
U.S. Government Agencies	0	32,907	170	33,077
U.S. Treasury Obligations	0	139,940	0	139,940
Mortgage-Backed Securities	0	7,368	0	7,368
Asset-Backed Securities	0	1,105	0	1,105
Short-Term Instruments
Repurchase Agreements	0	7,537	0	7,537
Central Funds Used for Cash Management Purposes	64,267	0	0	64,267
	$64,267	$191,888	$170	$256,325

Financial Derivative Instruments - Assets
Interest Rate Contracts	$3	$0	$0	$3

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$0	$(33)	$(4)	$(37)

Totals	$64,270	$191,855	$166	$256,291

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
U.S. Government Agencies	$174	$0	$(4)	$0	$0	$0	$0	$0	$170	$2

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$1	$0	$0	$(4)	$0

Totals	$169	$0	$(4)	$0	$0	$1	$0	$0	$166	$2

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$170	Benchmark Pricing	Base Price	97.85

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotation	Broker Quote	0.18

Total	$166

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.5%
Biomet, Inc.
3.954% - 4.197% due 07/25/2017		$1,396	$1,413
Charter Communications, Inc.
3.460% due 09/06/2016		107	108
Community Health Systems, Inc.
2.454% due 07/25/2014		100	101
CSC Holdings LLC
1.954% due 03/29/2016		2,985	2,998
Flextronics International Ltd.
2.454% due 10/01/2014		319	319
Health Management Associates, Inc.
2.790% due 11/18/2016		4,634	4,652
HJ Heinz Co.
3.500% due 03/27/2020		17,900	18,077
Nielsen Finance LLC
2.202% due 02/02/2017		3,000	3,024
Scientific Games International, Inc.
3.210% due 06/30/2015		1,989	1,996

Total Bank Loan Obligations (Cost $32,413)			32,688

CORPORATE BONDS & NOTES 19.5%
BANKING & FINANCE 13.6%
Ally Financial, Inc.
2.487% due 12/01/2014		1,000	1,002
3.492% due 02/11/2014		1,000	1,018
3.680% due 06/20/2014		1,200	1,234
4.500% due 02/11/2014		5,000	5,119
4.625% due 06/26/2015		300	314
6.750% due 12/01/2014		4,800	5,172
8.300% due 02/12/2015		500	556
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,041
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		1,000	1,018
Australia & New Zealand Banking Group Ltd.
1.143% due 05/08/2013		4,200	4,202
Banco Bradesco S.A.
2.390% due 05/16/2014		7,100	7,189
Banco do Brasil S.A.
4.500% due 01/22/2015		600	627
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,692
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	319
Banco Santander Chile
3.750% due 09/22/2015		2,900	3,055
Bank of America Corp.
6.000% due 09/01/2017		200	232
7.375% due 05/15/2014		1,500	1,606
Bank of Montreal
1.950% due 01/30/2018		4,800	4,998
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		1,400	1,476
Bankia S.A.
3.500% due 12/14/2015	EUR	1,000	1,292
Banque PSA Finance S.A.
2.205% due 04/04/2014		$2,500	2,479
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,565
BNP Paribas S.A.
0.705% due 04/08/2013		5,200	5,200
BPCE S.A.
2.375% due 10/04/2013		400	404
Caledonia Generating LLC
1.950% due 02/28/2022		1,966	1,982
CIT Group, Inc.
4.750% due 02/15/2015		5,700	5,985
5.250% due 04/01/2014		1,100	1,145
Citigroup, Inc.
0.406% due 03/07/2014		20,800	20,752
1.755% due 01/13/2014		2,600	2,624
5.500% due 04/11/2013		7,100	7,108
Commonwealth Bank of Australia
0.560% due 09/17/2014		5,100	5,123
Credit Agricole S.A.
1.752% due 01/21/2014		4,200	4,234

Dexia Credit Local S.A.
0.781% due 04/29/2014		4,200	4,174
2.750% due 04/29/2014		3,000	3,072
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,524
2.000% due 09/15/2015		$400	384
2.375% due 05/25/2016		4,200	3,999
5.500% due 06/26/2017		1,200	1,246
Export-Import Bank of Korea
1.250% due 11/20/2015		8,700	8,727
2.082% due 03/21/2015		8,400	8,395
First Horizon National Corp.
5.375% due 12/15/2015		900	980
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,677
7.000% due 10/01/2013		1,350	1,393
7.000% due 04/15/2015		900	995
8.000% due 06/01/2014		100	108
8.700% due 10/01/2014		400	444
Goldman Sachs Group, Inc.
0.574% due 01/30/2017	EUR	7,100	8,835
HSBC USA, Inc.
2.375% due 02/13/2015		$800	823
Industrial Bank of Korea
2.375% due 07/17/2017		3,400	3,489
3.750% due 09/29/2016		2,200	2,380
ING Bank NV
1.681% due 06/09/2014		1,500	1,518
3.900% due 03/19/2014		1,100	1,137
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,244
6.500% due 09/01/2014		11,200	11,984
6.625% due 11/15/2013		16,805	17,351
8.625% due 09/15/2015		500	571
Intesa Sanpaolo SpA
2.688% due 02/24/2014		2,300	2,314
JPMorgan Chase & Co.
1.330% due 03/20/2015		9,800	9,929
3.150% due 07/05/2016		3,000	3,184
JPMorgan Chase Bank N.A.
0.879% due 05/31/2017	EUR	2,400	3,023
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,620
8.000% due 01/23/2014		1,700	1,798
Merrill Lynch & Co., Inc.
1.040% due 09/15/2026		900	758
6.500% due 07/15/2018		100	119
Morgan Stanley
1.902% due 01/24/2014		11,500	11,597
National Australia Bank Ltd.
1.025% due 04/11/2014		9,000	9,067
National Bank of Canada
1.500% due 06/26/2015		3,300	3,352
Prudential Covered Trust
2.997% due 09/30/2015		3,135	3,271
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,520
Rabobank Group
4.200% due 05/13/2014		2,000	2,082
SLM Corp.
0.533% due 06/17/2013	EUR	1,100	1,414
6.250% due 01/25/2016		$900	988
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		6,300	6,331
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,442
Tayarra Ltd.
3.628% due 02/15/2022		1,810	2,000
UBS AG
1.301% due 01/28/2014		582	585
Wachovia Corp.
0.674% due 10/15/2016		3,400	3,364

			286,971

INDUSTRIALS 4.1%
Anheuser-Busch InBev Worldwide, Inc.
0.851% due 01/27/2014		6,400	6,421
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,115
Caterpillar, Inc.
0.459% due 05/21/2013		6,000	6,003
COX Communications, Inc.
4.625% due 06/01/2013		1,675	1,687
Daimler Finance North America LLC
1.480% due 09/13/2013		1,600	1,606

Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	8,994
EOG Resources, Inc.
1.048% due 02/03/2014		6,600	6,644
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,804
General Electric Co.
0.850% due 10/09/2015		4,200	4,217
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,562
HCA, Inc.
5.750% due 03/15/2014		100	104
7.875% due 02/15/2020		5,000	5,538
8.500% due 04/15/2019		1,000	1,106
Hewlett-Packard Co.
0.568% due 05/24/2013		3,800	3,800
Mondelez International, Inc.
2.625% due 05/08/2013		8,100	8,116
Noble Group Ltd.
6.750% due 01/29/2020		4,600	5,175
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,029
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	159
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		$6,000	6,273
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,040
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	502

			86,895

UTILITIES 1.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	4,909
BellSouth Corp.
4.020% due 04/26/2021		5,600	5,612
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	802
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,558
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,850	6,342
10.500% due 03/25/2014		2,000	2,177
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		4,000	4,038
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,429
Qwest Corp.
3.530% due 06/15/2013		8,800	8,831
TNK-BP Finance S.A.
7.500% due 07/18/2016		400	460

			38,158

Total Corporate Bonds & Notes (Cost $406,801)			412,024

MUNICIPAL BONDS & NOTES 1.9%
ALABAMA 0.3%
Alabama Public School & College Authority Revenue Bonds, Series 2007
5.000% due 12/01/2025		6,100	7,073

CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2029		1,200	1,357
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030		2,600	3,021

			4,378

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013		3,300	3,303

NEW YORK 0.7%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2037		10,200	10,946
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		3,700	4,131

Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	600	589

		15,666

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2022	8,500	9,565

TEXAS 0.0%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.408% due 04/01/2040	485	496

Total Municipal Bonds & Notes (Cost $40,414)		40,481

U.S. GOVERNMENT AGENCIES 44.5%
Fannie Mae
0.000% due 07/01/2036 (a)	8,601	8,224
0.264% due 12/25/2036 - 07/25/2037	945	908
0.514% due 04/25/2037	629	631
0.554% due 07/25/2037 - 03/25/2044	2,788	2,791
0.604% due 11/25/2032	20	20
0.719% due 12/25/2022	98	98
0.875% due 08/28/2017	900	904
0.944% due 03/25/2040	4,840	4,899
1.000% due 01/25/2043	1,223	1,216
1.019% due 04/25/2023	107	109
1.069% due 02/25/2023	5	5
1.119% due 05/25/2022 - 06/17/2027	62	63
1.250% due 01/30/2017	2,300	2,353
1.375% due 07/01/2042 - 06/01/2043	480	488
1.425% due 09/01/2041	315	325
1.575% due 09/01/2040	3	3
2.066% due 11/01/2035	82	87
2.500% due 03/01/2026 - 05/01/2028	10,069	10,446
2.624% due 07/01/2035	114	121
2.645% due 09/01/2035	476	507
3.000% due 02/01/2021 - 04/01/2043	60,898	63,459
4.000% due 03/01/2023 - 05/01/2043	256,397	273,780
4.482% due 12/01/2036	33	34
4.500% due 08/01/2018 - 05/01/2043	213,412	230,224
4.618% due 09/01/2034	23	25
5.000% due 02/13/2017 - 04/01/2043	110,939	120,458
5.375% due 06/12/2017	1,400	1,671
5.500% due 07/01/2028 - 05/01/2043	23,432	25,604
6.000% due 03/01/2017 - 01/01/2039	24,077	26,464
6.121% due 12/25/2042	11	13
6.500% due 04/01/2036 - 11/01/2036	309	349
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	3,219	3,375
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.244% due 12/25/2036	1,348	1,340
0.353% due 07/15/2019 - 08/15/2019	1,688	1,688
0.464% due 08/25/2031	193	189
0.503% due 05/15/2036	532	533
0.603% due 06/15/2018	38	38
0.750% due 01/12/2018	2,200	2,190
1.000% due 07/28/2017 - 09/29/2017	3,200	3,230
1.250% due 10/02/2019	400	398
1.375% due 02/25/2045	391	377
2.829% due 07/01/2035	224	240
2.896% due 09/01/2035	524	560
3.000% due 08/01/2019	69,900	70,530
4.500% due 09/01/2038 - 04/01/2043	65,860	70,501
5.000% due 05/01/2024 - 01/15/2047	2,251	2,471
5.500% due 08/23/2017 - 07/01/2038	1,638	1,800
6.000% due 09/01/2016 - 03/01/2038	803	879
6.500% due 07/25/2043	83	96
Ginnie Mae
1.941% due 02/20/2041	2,745	2,794
6.000% due 09/15/2017	1,233	1,320
Small Business Administration
5.600% due 09/01/2028	628	731

Total U.S. Government Agencies (Cost $937,907)		941,561

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	76,197	83,168
0.625% due 07/15/2021	11,442	13,109
1.125% due 01/15/2021	10,000	11,805
1.250% due 07/15/2020	11,931	14,270
1.375% due 01/15/2020	4,046	4,826

U.S. Treasury Notes
0.375% due 11/15/2015		20,400	20,435
0.750% due 10/31/2017 (i)(j)		20,600	20,669
0.750% due 12/31/2017		3,400	3,407
0.875% due 07/31/2019 (h)(i)		12,600	12,448

Total U.S. Treasury Obligations (Cost $182,517)			184,137

MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
3.079% due 09/25/2035		1,290	1,225
American Home Mortgage Investment Trust
2.291% due 10/25/2034		455	450
2.457% due 02/25/2045		225	221
Banc of America Commercial Mortgage Trust
5.619% due 04/10/2049		274	279
Banc of America Funding Corp.
0.484% due 07/25/2037		1,661	1,381
5.623% due 01/20/2047 ^		697	546
Banc of America Large Loan Trust
2.503% due 11/15/2015		724	730
Banc of America Mortgage Trust
2.998% due 07/25/2034		1,089	1,082
3.119% due 05/25/2033		638	634
3.127% due 08/25/2034		3,989	3,991
6.500% due 10/25/2031		12	13
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		2,811	2,864
2.471% due 04/25/2033		10	10
2.573% due 04/25/2033		7	7
2.793% due 03/25/2035		2,625	2,652
2.959% due 02/25/2033		2	2
2.968% due 08/25/2035 ^		505	429
2.975% due 01/25/2035		289	285
3.068% due 01/25/2034		33	33
3.129% due 07/25/2034		468	439
5.163% due 01/25/2035		7,274	7,402
Bear Stearns Alt-A Trust
0.364% due 02/25/2034		653	630
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	448
5.471% due 01/12/2045		1,200	1,386
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036		1,324	1,039
2.735% due 12/26/2046		699	486
CC Funding Corp.
0.484% due 01/25/2035		105	89
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035		254	255
2.693% due 08/25/2035		1,263	718
Commercial Mortgage Pass-Through Certificates
5.448% due 01/15/2049		180	182
Countrywide Alternative Loan Trust
0.384% due 05/25/2047		718	535
6.000% due 10/25/2033		19	20
Countrywide Home Loan Mortgage Pass-Through Trust
2.541% due 02/20/2036		670	521
2.800% due 02/20/2035		1,541	1,476
2.920% due 11/20/2034		1,827	1,729
2.927% due 11/25/2034		927	873
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		2	1
Credit Suisse Mortgage Capital Certificates
2.815% due 09/26/2047		895	868
DBRR Trust
0.853% due 02/25/2045		3,296	3,296
Deutsche Mortgage Securities, Inc.
5.228% due 06/26/2035		1,500	1,528
Epic Opera PLC
0.761% due 07/28/2016	GBP	979	1,465
First Horizon Alternative Mortgage Securities
2.314% due 09/25/2034		$1,960	1,943
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		564	563
2.625% due 02/25/2035		2,919	2,873
German Residential Asset Note Distributor PLC
1.611% due 01/20/2021	EUR	3,388	4,337
GMAC Mortgage Corp. Loan Trust
3.238% due 11/19/2035		$326	303
Granite Master Issuer PLC
0.343% due 12/20/2054		4,654	4,566
0.403% due 12/20/2054		723	710
0.814% due 12/20/2054	GBP	755	1,126
Granite Mortgages PLC
0.589% due 01/20/2044	EUR	129	164
0.887% due 09/20/2044	GBP	820	1,232
0.891% due 01/20/2044		112	168

Great Hall Mortgages PLC
0.410% due 06/18/2039		$1,721	1,554
Greenpoint Mortgage Pass-Through Certificates
2.939% due 10/25/2033		1,784	1,774
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	211
5.444% due 03/10/2039		1,900	2,174
GS Mortgage Securities Corp.
1.103% due 03/06/2020		4,377	4,380
GSR Mortgage Loan Trust
2.662% due 09/25/2035		1,318	1,362
2.952% due 09/25/2034		217	203
Harborview Mortgage Loan Trust
0.423% due 05/19/2035		152	124
3.027% due 07/19/2035		853	739
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	1,099	1,422
Impac CMB Trust
1.204% due 07/25/2033		$236	213
Indymac Index Mortgage Loan Trust
2.647% due 12/25/2034		427	377
JPMorgan Chase Commercial Mortgage Securities Corp.
0.653% due 07/15/2019		1,200	1,170
4.654% due 01/12/2037		2,474	2,524
5.420% due 01/15/2049		600	686
5.640% due 03/18/2051		2,500	2,839
5.882% due 02/15/2051		1,300	1,521
JPMorgan Mortgage Trust
4.863% due 02/25/2035		180	183
5.750% due 01/25/2036		48	46
LB-UBS Commercial Mortgage Trust
5.713% due 09/15/2045		1,127	1,209
MASTR Asset Securitization Trust
5.500% due 09/25/2033		17	18
Mellon Residential Funding Corp.
0.683% due 06/15/2030		177	176
Merrill Lynch Floating Trust
0.740% due 07/09/2021		17,074	16,828
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		482	431
0.454% due 11/25/2035		421	399
1.204% due 10/25/2035		232	232
2.277% due 01/25/2029		20	20
2.440% due 10/25/2035		896	892
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	3,082
Morgan Stanley Capital Trust
5.809% due 12/12/2049		300	352
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		700	809
Opera Finance PLC
0.741% due 04/25/2017	GBP	4,648	7,055
Opteum Mortgage Acceptance Corp.
0.484% due 12/25/2035		$1,052	903
Prime Mortgage Trust
0.604% due 02/25/2019		1	1
0.604% due 02/25/2034		17	17
Radamantis European Loan Conduit PLC
0.681% due 10/25/2015	GBP	306	461
Residential Funding Mortgage Securities, Inc. Trust
3.275% due 09/25/2035 ^		$1,335	1,094
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		38	41
Structured Adjustable Rate Mortgage Loan Trust
1.578% due 01/25/2035		356	269
2.586% due 02/25/2034		517	524
2.652% due 08/25/2034		697	687
2.653% due 08/25/2035		388	362
Structured Asset Mortgage Investments, Inc.
0.484% due 02/25/2036		212	148
0.863% due 09/19/2032		6	6
Structured Asset Securities Corp.
2.739% due 10/28/2035		291	256
UBS Commercial Mortgage Trust
0.778% due 07/15/2024		2,997	2,969
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		2,638	2,602
0.343% due 06/15/2020		6,300	6,097
5.421% due 04/15/2047		960	966
WaMu Mortgage Pass-Through Certificates
0.474% due 12/25/2045		186	174
0.544% due 01/25/2045		1,377	1,299
0.907% due 01/25/2047		449	405
1.371% due 05/25/2041		37	37
1.377% due 11/25/2042		79	76

1.577% due 06/25/2042		46	45
1.577% due 08/25/2042		194	187
2.212% due 02/27/2034		31	31
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		759	760
2.624% due 12/25/2034		578	579
2.641% due 03/25/2036		654	659
2.662% due 03/25/2035		565	568

Total Mortgage-Backed Securities (Cost $134,675)			137,433

ASSET-BACKED SECURITIES 6.6%
ACE Securities Corp.
0.264% due 10/25/2036		128	43
American Money Management Corp. CLO Ltd.
0.515% due 08/08/2017		1,422	1,421
Ameriquest Mortgage Securities, Inc.
0.704% due 09/25/2035		7,100	5,989
Amortizing Residential Collateral Trust
0.784% due 07/25/2032		13	11
Asset-Backed Securities Corp. Home Equity Loan Trust
0.479% due 09/25/2034		286	275
1.853% due 03/15/2032		163	155
Avalon Capital Ltd.
0.558% due 02/24/2019		2,956	2,945
Avenue CLO Fund Ltd.
0.562% due 10/30/2017		3,382	3,349
Avoca CLO PLC
0.547% due 01/16/2023	EUR	1,596	1,997
Bear Stearns Asset-Backed Securities Trust
1.204% due 10/25/2037		$2,832	2,400
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	3,796	4,736
Citibank Omni Master Trust
2.953% due 08/15/2018		$1,500	1,553
Cougar CLO PLC
0.581% due 07/15/2020	EUR	9,063	11,431
Countrywide Asset-Backed Certificates
0.464% due 05/25/2036		$1,077	1,073
0.684% due 12/25/2031		37	24
0.904% due 12/25/2033		2,102	1,898
1.004% due 03/25/2033		1,710	1,522
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.539% due 05/22/2017		1,836	1,817
Educational Services of America, Inc.
1.354% due 09/25/2040		3,414	3,525
Equity One ABS, Inc.
0.764% due 11/25/2032		8	8
First Franklin Mortgage Loan Trust
0.684% due 05/25/2035		300	267
Four Corners CLO
0.571% due 01/26/2020		2,693	2,668
Franklin CLO Ltd.
0.540% due 06/15/2018		6,720	6,591
Galaxy CLO Ltd.
0.562% due 10/20/2017		471	470
GE-WMC Mortgage Securities LLC
0.244% due 08/25/2036		17	7
Goldentree Loan Opportunities Ltd.
0.998% due 10/18/2021		1,500	1,488
Gulf Stream Compass CLO Ltd.
0.562% due 01/24/2020		7,574	7,544
Halcyon Structured Asset Management Long/Short Ltd.
0.495% due 10/12/2018		3,184	3,173
HSBC Home Equity Loan Trust
0.493% due 01/20/2034		1,218	1,213
Hyde Park CDO BV
0.568% due 06/14/2022	EUR	4,125	5,175
Landmark CDO Ltd.
0.579% due 07/15/2018		$4,727	4,676
Leopard CLO BV
0.656% due 04/21/2020	EUR	797	1,011
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		$34	31
Massachusetts Educational Financing Authority
1.251% due 04/25/2038		977	987
Mercator CLO PLC
0.461% due 02/18/2024	EUR	1,473	1,828
Merrill Lynch Mortgage Investors Trust
0.404% due 08/25/2036		$1,332	1,292
0.494% due 08/25/2036		700	617
Morgan Stanley Investment Management Croton Ltd.
0.564% due 01/15/2018		1,037	1,030

Neptune Finance CCS Ltd.
0.917% due 04/20/2020		2,200	2,188
Oak Hill Credit Partners
0.540% due 05/17/2021		10,038	9,979
Pacifica CDO Ltd.
0.561% due 01/26/2020		3,032	3,015
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		2,037	2,068
RAAC Series
0.684% due 03/25/2037		900	812
Renaissance Home Equity Loan Trust
0.704% due 12/25/2033		4,821	4,836
SLC Student Loan Trust
0.370% due 11/15/2021		720	717
4.750% due 06/15/2033		2,152	2,044
SLM Student Loan Trust
0.381% due 10/25/2021		753	753
0.953% due 10/16/2023		3,144	3,160
1.253% due 06/15/2023		4,064	4,103
1.303% due 12/15/2021		1,437	1,449
1.801% due 04/25/2023		753	784
1.853% due 12/15/2017		925	928
3.500% due 08/17/2043		2,683	2,574
South Carolina Student Loan Corp.
1.037% due 03/02/2020		2,000	2,013
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		2,866	2,856
Stone Tower CLO Ltd.
0.547% due 05/26/2017		2,090	1,951
Structured Asset Investment Loan Trust
0.564% due 10/25/2035		643	624
0.909% due 03/25/2034		681	628
1.179% due 10/25/2033		1,930	1,858
Wells Fargo Home Equity Trust
0.464% due 05/25/2036		1,100	923
Wood Street CLO BV
0.602% due 11/22/2021	EUR	1,723	2,167

Total Asset-Backed Securities (Cost $136,570)			138,678

SOVEREIGN ISSUES 10.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018		500	592
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	5,873	2,977
10.000% due 01/01/2021		65	33
10.000% due 01/01/2023		64	32
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,321
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	1,100	1,421
3.500% due 11/01/2017		600	770
3.750% due 08/01/2015		3,400	4,487
3.750% due 04/15/2016		1,000	1,323
4.000% due 02/01/2017		7,300	9,654
4.250% due 07/01/2014		2,600	3,435
4.250% due 08/01/2014		7,100	9,412
4.500% due 07/15/2015		16,100	21,569
4.750% due 09/15/2016		5,000	6,796
4.750% due 05/01/2017		10,400	14,026
4.750% due 06/01/2017		11,600	15,647
5.250% due 08/01/2017		5,500	7,574
Italy Certificati Di Credito Del Tesoro
0.000% due 05/30/2014		13,900	17,520
Kommunalbanken A/S
1.375% due 06/08/2017		$7,000	7,136
Mexico Government International Bond
5.000% due 06/16/2016 (d)	MXN	22,731	2,074
6.250% due 06/16/2016		38,000	3,247
9.000% due 06/20/2013		314,490	25,759
Province of Ontario
0.950% due 05/26/2015		$13,900	14,036
1.100% due 10/25/2017		8,600	8,624
1.650% due 09/27/2019		2,300	2,303
3.150% due 06/02/2022	CAD	8,100	8,293
3.200% due 09/08/2016		800	833
4.000% due 06/02/2021		1,200	1,313
4.200% due 06/02/2020		100	111
4.300% due 03/08/2017		9,000	9,752
4.400% due 06/02/2019		400	446
Province of Quebec
4.250% due 12/01/2021		2,100	2,326
4.500% due 12/01/2017		600	661
4.500% due 12/01/2018		200	223
Republic of Korea
4.875% due 09/22/2014		$600	636
5.750% due 04/16/2014		500	526

Spain Government International Bond
3.750% due 10/31/2015	EUR	1,500	1,964

Total Sovereign Issues (Cost $218,163)			220,852

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		7,463	9,618

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $6,010)			9,618

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
0.636% due 04/29/2013 (e)		420	3,051
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,900	2,417

Total Preferred Securities (Cost $6,419)			5,468

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.0%
CERTIFICATES OF DEPOSIT 2.2%
Banco do Brasil S.A.
1.997% due 06/28/2013		$7,300	7,293
Dexia Credit Local S.A.
1.500% due 09/27/2013		2,900	2,910
1.700% due 09/06/2013		13,100	13,152
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		20,900	20,728
0.000% due 11/01/2013		3,300	3,268

			47,351

COMMERCIAL PAPER 3.8%
ConAgra Foods, Inc.
0.470% due 04/10/2013		900	900
Entergy Corp.
0.820% due 06/10/2013		2,400	2,397
0.840% due 05/13/2013		12,000	11,988
0.850% due 05/15/2013		1,400	1,399
0.850% due 05/20/2013		800	799
0.850% due 05/21/2013		2,700	2,697
0.850% due 05/28/2013		1,100	1,099
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		2,200	2,186
1.021% due 11/08/2013		3,500	3,477
1.021% due 11/12/2013		2,100	2,086
Glencore Funding LLC
0.600% due 05/24/2013		1,000	999
Kansas City Power & Light Co.
0.850% due 04/19/2013		700	700
0.850% due 04/25/2013		700	700
Nisource Finance Corp.
0.900% due 04/12/2013		1,800	1,799
0.950% due 04/12/2013		1,800	1,799
0.970% due 04/12/2013		2,700	2,699
1.014% due 04/04/2013		700	700
1.050% due 04/09/2013		9,900	9,898
1.050% due 04/17/2013		1,700	1,699
Santander S.A.
2.200% due 04/02/2013		16,700	16,699
2.370% due 01/02/2014		3,700	3,663
Vodafone Group PLC
0.700% due 02/10/2014		5,000	4,971

Xstrata Finance Dubai Ltd.
0.470% due 04/01/2013		4,300	4,300

			79,654

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2013		4,827	4,827

(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $4,927. Repurchase proceeds are $4,827.)
MEXICO TREASURY BILLS 3.2%
4.324% due 04/04/2013 - 06/13/2013 (c)	MXN	825,300	66,562

U.S. TREASURY BILLS 0.0%
0.134% due 01/09/2014 - 02/06/2014 (c)(j)		$776	775

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 7.6%
PIMCO Short-Term Floating NAV Portfolio		109	1
PIMCO Short-Term Floating NAV Portfolio III		16,022,269	160,111

			160,112

Total Short-Term Instruments (Cost $357,322)			359,281

Total Investments 117.4% (Cost $2,459,211)			$2,482,221
Written Options (l) (0.0%) (Premiums $1,093)			(310)
Other Assets and Liabilities (Net) (17.4%)			(367,990)

Net Assets 100.0%			$2,113,921

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Portfolio.

(g)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $3,677 at a weighted average interest rate of 0.014%.

(h)	Securities with an aggregate market value of $1,380 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	27	$15
3-Month Euribor June Futures	Long	06/2015	8	(2)
3-Month Euribor March Futures	Long	03/2015	10	(2)
90-Day Eurodollar December Futures	Long	12/2015	2,550	(376)
90-Day Eurodollar June Futures	Long	06/2015	664	177
90-Day Eurodollar March Futures	Long	03/2016	315	53

				$(135)

(i)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $1,434 and cash of $27 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$500	$4	$0

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$343,100	$2,540	$89
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	12,300	708	(30)

					$3,248	$59

(j)	Securities with an aggregate market value of $1,587 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(k)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	06/20/2017	0.318%		$400	$12	$5	$7
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.486%		1,100	18	(14)	32
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2018	0.757%		1,800	21	(10)	31
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	0.640%		1,000	15	(22)	37
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	0.684%		1,300	19	(13)	32
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	0.684%		1,000	14	(11)	25
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	0.684%		1,300	19	(14)	33
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%		5,100	12	(39)	51
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.916%		1,000	2	(16)	18
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.024%		27,000	(8)	(52)	44
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		1,000	2	(10)	12
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.994%		1,200	0	(6)	6
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.185%		1,300	(10)	(22)	12
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		400	1	(4)	5
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.185%		1,600	(12)	(25)	13
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.916%		500	1	(5)	6
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.554%		2,300	39	(186)	225
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.532%		1,000	17	(64)	81
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.163%		2,200	65	0	65
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.163%		1,600	52	0	52
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.163%		2,400	76	0	76
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.163%		1,900	70	0	70
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.597%		100	1	(6)	7
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.211%		1,000	8	(29)	37
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.645%		200	2	(1)	3
Japan Government International Bond	BOA	1.000%	12/20/2015	0.430%		1,000	16	17	(1)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.456%		2,900	48	40	8
Japan Government International Bond	BRC	1.000%	06/20/2015	0.361%		2,400	35	37	(2)
Japan Government International Bond	BRC	1.000%	12/20/2015	0.430%		1,400	23	25	(2)
Japan Government International Bond	DUB	1.000%	09/20/2015	0.399%		9,000	138	149	(11)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.456%		1,200	20	10	10
Japan Government International Bond	MYC	1.000%	06/20/2017	0.599%		1,400	23	(1)	24
MetLife, Inc.	CBK	1.000%	12/20/2014	0.386%		8,200	90	(217)	307
MetLife, Inc.	DUB	1.000%	12/20/2017	1.109%		5,000	(26)	(204)	178
MetLife, Inc.	FBF	1.000%	12/20/2014	0.386%		1,300	14	(20)	34
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.519%		5,100	63	(39)	102
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.782%		500	5	(7)	12
Mexico Government International Bond	BRC	1.000%	03/20/2018	0.932%		4,300	15	(7)	22
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.591%		3,200	40	(18)	58
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.618%		7,900	99	19	80
Mexico Government International Bond	DUB	1.000%	03/20/2018	0.932%		300	1	(1)	2
NRG Energy, Inc.	BOA	5.000%	06/20/2017	2.947%		1,900	165	(195)	360
SLM Corp.	BOA	5.000%	03/20/2016	1.691%		8,800	850	16	834
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.255%	EUR	6,500	(8)	(124)	116
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.279%		$800	18	11	7
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		900	20	17	3
United Kingdom Gilt	GST	1.000%	03/20/2015	0.207%		300	5	2	3
United Kingdom Gilt	GST	1.000%	03/20/2016	0.279%		1,000	22	14	8
United Kingdom Gilt	GST	1.000%	09/20/2016	0.317%		4,400	107	76	31
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.294%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.317%		8,500	206	66	140
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		2,000	47	35	12
Venezuela Government International Bond	DUB	5.000%	03/20/2015	6.748%		1,100	(33)	1	(34)

							$2,443	$(839)	$3,282

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$1,900	$58	$190	$(132)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	1,000	30	99	(69)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	8,900	401	1,032	(631)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	18	50	(32)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	275	678	(403)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	23	57	(34)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	8,300	374	966	(592)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	386	7	0	7
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	800	(25)	(46)	21
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	2,800	(89)	(163)	74
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049	400	(13)	(15)	2

					$1,062	$2,848	$(1,786)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,500	$2	$(1)	$3
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		7,500	4	(5)	9
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		99,000	215	(29)	244
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	117	(16)	133
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	65	(6)	71
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	174	(7)	181
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	65	2	63

							$642	$(62)	$704

(l)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,000	$21	$(19)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,000	24	(23)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	5	(5)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(6)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	6	(5)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(6)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		$47,300	83	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		47,300	80	(7)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		29,800	55	(4)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	06/17/2013		73,200	161	(64)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	31,900	170	(14)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		14,800	79	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		21,300	126	(9)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$15,900	48	(58)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		15,900	114	(49)

								$984	$(282)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	83.000	04/04/2013	$21,500	$63	$0
Put - OTC USD versus JPY	BPS		85.000	04/04/2013	6,800	12	0
Call - OTC USD versus JPY	BPS		95.000	04/04/2013	6,800	34	(28)

						$109	$(28)

(m)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	04/01/2043	20,000	$21,910	$(21,910)
Freddie Mac	5.000%	04/01/2043	2,000	2,146	(2,151)

				$24,056	$(24,061)

(n)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	17,265		$8,782	FBF	$238	$0	$238
04/2013		17,265		8,573	UAG	29	0	29
04/2013	EUR	2,130		2,721	DUB	0	(9)	(9)
04/2013	JPY	360,354		4,048	BRC	220	0	220
04/2013		91,060		1,004	MSC	36	0	36
04/2013		439,261		4,703	RYL	36	0	36
04/2013		360,354		4,042	UAG	214	0	214
04/2013	MXN	206,880		16,073	BOA	0	(674)	(674)
04/2013		324,432		25,214	HUS	0	(1,012)	(1,012)
04/2013		184,262		14,375	UAG	0	(542)	(542)
04/2013		$8,573	BRL	17,265	FBF	0	(29)	(29)
04/2013		8,350		17,265	UAG	194	0	194
04/2013		629	MXN	8,241	DUB	39	0	39
04/2013		5,395		70,060	HUS	277	0	277
04/2013		5,846		76,368	JPM	337	0	337
04/2013		1,299		17,048	MSC	82	0	82
04/2013		973		12,545	UAG	42	0	42
05/2013	EUR	12,500		$15,834	JPM	0	(194)	(194)
05/2013	MXN	136,784		10,573	BPS	0	(441)	(441)
06/2013	CAD	24,182		23,518	BRC	0	(244)	(244)
06/2013	EUR	43,001		56,211	BRC	1,060	0	1,060
06/2013		27,393		35,596	DUB	464	0	464
06/2013		1,498		1,915	JPM	0	(6)	(6)
06/2013		4,593		5,951	RBC	61	0	61
06/2013	GBP	304		454	CBK	0	(8)	(8)
06/2013		9,752		14,734	RYL	0	(78)	(78)
06/2013	MXN	41,418		3,319	BOA	0	(9)	(9)
06/2013		40,337		3,225	CBK	0	(17)	(17)
06/2013		240,436		18,699	GLM	0	(629)	(629)
06/2013		121,611		9,694	JPM	0	(82)	(82)
06/2013		28,957		2,305	UAG	0	(22)	(22)
06/2013		$8,714	BRL	17,265	FBF	0	(229)	(229)
06/2013		160	EUR	123	CBK	0	(2)	(2)
06/2013		282	MXN	3,564	JPM	4	0	4
06/2013		14,270		184,262	UAG	530	0	530
08/2013		100	IDR	992,200	FBF	0	0	0
08/2013		300		2,976,000	JPM	1	0	1
09/2013	EUR	17,900		$22,490	BOA	0	(484)	(484)
12/2013		17,600		22,215	BOA	0	(397)	(397)
01/2014		6,800		8,584	BPS	0	(157)	(157)
04/2014		300		380	CBK	0	(6)	(6)
05/2014		6,700		8,472	BPS	0	(152)	(152)
06/2014		500		634	FBF	0	(10)	(10)

						$3,864	$(5,433)	$(1,569)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$32,688	$0	$32,688
Corporate Bonds & Notes
Banking & Finance	0	284,989	1,982	286,971
Industrials	0	86,895	0	86,895
Utilities	0	38,158	0	38,158
Municipal Bonds & Notes
Alabama	0	7,073	0	7,073
California	0	4,378	0	4,378
New Jersey	0	3,303	0	3,303
New York	0	15,666	0	15,666
Pennsylvania	0	9,565	0	9,565
Texas	0	496	0	496
U.S. Government Agencies	0	941,559	2	941,561
U.S. Treasury Obligations	0	184,137	0	184,137
Mortgage-Backed Securities	0	131,298	6,135	137,433
Asset-Backed Securities	0	125,177	13,501	138,678
Sovereign Issues	0	220,852	0	220,852
Convertible Preferred Securities
Banking & Finance	9,618	0	0	9,618
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,417	3,051	5,468
Short-Term Instruments
Certificates of Deposit	0	47,351	0	47,351
Commercial Paper	0	79,654	0	79,654
Repurchase Agreements	0	4,827	0	4,827
Mexico Treasury Bills	0	66,562	0	66,562
U.S. Treasury Bills	0	775	0	775
Central Funds Used for Cash Management Purposes	160,112	0	0	160,112
	$169,730	$2,287,820	$24,671	$2,482,221

Short Sales, at value	$0	$(24,061)	$0	$(24,061)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,439	0	3,439
Foreign Exchange Contracts	0	3,864	0	3,864
Interest Rate Contracts	245	793	0	1,038
	$245	$8,096	$0	$8,341

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,943)	0	(1,943)
Foreign Exchange Contracts	0	(5,461)	0	(5,461)
Interest Rate Contracts	(380)	(312)	0	(692)

	$(380)	$(7,716)	$0	$(8,096)

Totals	$169,595	$2,264,139	$24,671	$2,458,405

(ii) There were assets and liabilities valued at $9,618 transferred from Level 2 to Level 1 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,021	$0	$(34)	$0	$0	$(5)	$0	$0	$1,982	$(5)
U.S. Government Agencies	2	0	0	0	0	0	0	0	2	0
Mortgage-Backed Securities	0	6,132	(4)	0	0	7	0	0	6,135	7
Asset-Backed Securities	3,732	10,109	(245)	0	0	(95)	0	0	13,501	(91)

Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	3,084	0	0	0	0	(33)	0	0	3,051	(33)

Totals	$8,839	$16,241	$(283)	$0	$0	$(126)	$0	$0	$24,671	$(122)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,982	Benchmark Pricing	Base Price	100.82
U.S. Government Agencies	2	Benchmark Pricing	Base Price	98.45
Mortgage-Backed Securities	6,135	Benchmark Pricing	Base Price	100.00 - 113.50
Asset-Backed Securities	9,976	Benchmark Pricing	Base Price	93.34 - 99.13
	3,525	Third Party Vendor	Broker Quote	103.25
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	3,051	Benchmark Pricing	Base Price	$7,258.66

Total	$24,671

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.1%
GOVERNMENT AGENCY DEBT 29.3%
Federal Home Loan Bank
0.150% due 07/12/2013	$6,800	$6,799
0.170% due 09/04/2013	7,000	7,000

		13,799

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 33.3%
BNP Paribas Securities Corp.
0.260% due 04/01/2013	4,700	4,700
(Dated 03/28/2013. Collateralized by Fannie Mae 3.000% due 03/01/2043 valued at $4,881. Repurchase proceeds are $4,700.)
Citigroup Global Markets, Inc.
0.240% due 04/01/2013	2,300	2,300
(Dated 03/28/2013. Collateralized by Freddie Mac 1.020% due 10/16/2017 valued at $2,351. Repurchase proceeds are $2,300.)
Goldman Sachs Group, Inc.
0.230% due 04/01/2013	2,300	2,300
(Dated 03/28/2013. Collateralized by Freddie Mac 4.000% due 12/01/2040 valued at $2,378. Repurchase proceeds are $2,300.)
JPMorgan Securities, Inc.
0.240% due 04/01/2013	3,400	3,400
(Dated 03/28/2013. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $3,474. Repurchase proceeds are $3,400.)
Morgan Stanley & Co., Inc.
0.230% due 04/01/2013	400	400
(Dated 03/28/2013. Collateralized by Federal Farm Credit Bank 0.250% due 01/30/2015 valued at $409. Repurchase proceeds are $400.)
RBS Securities, Inc.
0.220% due 04/01/2013	2,300	2,300
(Dated 03/28/2013. Collateralized by Fannie Mae 4.625% due 10/15/2014 valued at $2,352. Repurchase proceeds are $2,300.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	230	230
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $235. Repurchase proceeds are $230.)

		15,630

TREASURY DEBT 17.5%
U.S. Treasury Notes
0.250 due 01/31/2014	650	650
0.250 due 02/28/2014	500	500
0.750 due 12/15/2013	4200	4217
1.000 due 01/15/2014	2145	2159
1.250 due 02/15/2014	700	707

		8,233

TREASURY REPURCHASE AGREEMENTS 20.0%
RBC Capital Markets LLC
0.230% due 04/01/2013	4,700	4,700
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.625% due 06/30/2014 valued at $4,799. Repurchase proceeds are $4,700.)
TD Securities (USA) LLC
0.220% due 04/01/2013	4,700	4,700
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.000% due 05/15/2042 valued at $4,794. Repurchase proceeds are $4,700.)

		9,400

Total Short-Term Instruments (Cost $47,062)		47,062

Total Investments 100.1% (Cost $47,062)		$47,062
Other Assets and Liabilities (Net) (0.1%)		(62)

Net Assets 100.0%		$47,000

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$13,799	$0	$13,799
Government Agency Repurchase Agreements	0	15,630	0	15,630
Treasury Debt	0	8,233	0	8,233
Treasury Repurchase Agreements	0	9,400	0	9,400
	$0	$47,062	$0	$47,062

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$5,900	$5,944
NRG Energy, Inc.
3.250% due 07/01/2018		6,878	6,980
Vodafone Americas Finance, Inc.
6.875% due 08/17/2015		1,329	1,362

Total Bank Loan Obligations (Cost $14,080)			14,286

CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 5.6%
Ally Financial, Inc.
3.492% due 02/11/2014		15,400	15,685
3.680% due 06/20/2014		1,400	1,439
6.750% due 12/01/2014		1,600	1,724
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,200	3,257
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	1,000	1,293
4.250% due 07/15/2014		1,500	1,989
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$5,100	5,393
Banco Santander Brasil S.A.
2.380% due 03/18/2014		7,100	7,120
Bank of Montreal
2.850% due 06/09/2015		7,900	8,300
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	6,156
BPCE S.A.
2.375% due 10/04/2013		7,900	7,982
Citigroup, Inc.
2.293% due 08/13/2013		1,000	1,007
6.000% due 12/13/2013		6,599	6,838
Commonwealth Bank of Australia
0.560% due 09/17/2014		4,900	4,922
0.725% due 07/12/2013		20,600	20,626
0.784% due 06/25/2014		7,100	7,146
Danske Bank A/S
1.355% due 04/14/2014		13,700	13,778
Dexia Credit Local S.A.
0.781% due 04/29/2014		21,000	20,872
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013	EUR	14,300	18,551
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,475
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100	6,293
HSBC Finance Corp.
0.439% due 04/05/2013	EUR	2,100	2,692
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	5,300
ICICI Bank Ltd.
2.038% due 02/24/2014		3,700	3,711
ING Bank Australia Ltd.
3.690% due 06/24/2014	AUD	800	837
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160	1,183
6.500% due 09/01/2014		1,400	1,498
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,522
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		100	27
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	810
Morgan Stanley
0.784% due 10/15/2015		1,700	1,673
2.792% due 05/14/2013		4,200	4,211
NIBC Bank NV
2.800% due 12/02/2014		5,231	5,438
Nordea Bank AB
1.205% due 01/14/2014		24,500	24,661
Prudential Financial, Inc. CPI Linked Bond
3.690% due 06/10/2013		2,000	2,013
SLM Corp. CPI Linked Bond
3.528% due 04/01/2014		480	487
Turkiye Garanti Bankasi A/S
2.802% due 04/20/2016		1,700	1,700

UBS AG
2.250% due 08/12/2013		2,441	2,454
Westpac Banking Corp.
3.585% due 08/14/2014		6,300	6,562

			233,625

INDUSTRIALS 0.6%
Cardinal Health, Inc.
6.000% due 06/15/2017		300	350
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,141
NXP BV
2.945% due 10/15/2013	EUR	3,507	4,517
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,565
Rexam PLC
6.750% due 06/01/2013		1,200	1,223

			24,796

UTILITIES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,455
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,245
7.343% due 04/11/2013		500	501

			5,201

Total Corporate Bonds & Notes (Cost $258,455)			263,622

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	577

RHODE ISLAND 0.0%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.000% due 06/01/2023		195	195

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,015	875

Total Municipal Bonds & Notes (Cost $1,705)			1,647

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.244% due 12/25/2036		107	101
0.354% due 08/25/2034		142	139
0.554% due 07/25/2037 - 05/25/2042		220	221
0.644% due 05/25/2036		194	196
0.884% due 02/25/2041		6,197	6,249
1.250% due 03/14/2014		10,100	10,205
1.375% due 07/01/2044 - 09/01/2044		81	82
2.445% due 11/01/2024		12	13
2.600% due 05/02/2022		3,000	3,006
2.640% due 05/25/2035		893	942
5.279% due 10/01/2035		497	535
Freddie Mac
0.353% due 10/15/2020		1,282	1,283
0.433% due 02/15/2019		161	162
0.464% due 08/25/2031		80	79
0.653% due 08/15/2033 - 09/15/2042		18,662	18,838
1.375% due 10/25/2044 - 02/25/2045		6,324	6,269
2.367% due 01/01/2034		160	171
2.500% due 10/02/2019		19,600	20,202
5.306% due 12/01/2035		328	354
Ginnie Mae
0.503% due 03/20/2037		6,792	6,821
NCUA Guaranteed Notes
0.653% due 10/07/2020		4,039	4,052
0.763% due 12/08/2020		5,622	5,645
Small Business Administration
5.902% due 02/10/2018		419	463
6.020% due 08/01/2028		1,715	2,002

Total U.S. Government Agencies (Cost $87,122)			88,030

U.S. TREASURY OBLIGATIONS 92.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		173,007	183,941

0.125% due 01/15/2022 (e)		281,815	307,091
0.125% due 07/15/2022 (e)		369,447	403,245
0.125% due 01/15/2023 (e)(h)		70,662	76,392
0.500% due 04/15/2015 (e)		38,402	40,361
0.625% due 07/15/2021 (e)		198,220	227,086
0.625% due 02/15/2043 (e)		48,430	48,835
0.750% due 02/15/2042		917	962
1.125% due 01/15/2021 (e)		83,128	98,136
1.250% due 04/15/2014 (e)		47,820	49,427
1.250% due 07/15/2020 (e)(i)		182,797	218,643
1.375% due 01/15/2020 (e)		128,993	153,855
1.625% due 01/15/2015 (e)		108,162	115,438
1.625% due 01/15/2018 (e)		18,910	22,070
1.750% due 01/15/2028		99,139	126,363
1.875% due 07/15/2013 (e)		64,516	65,817
1.875% due 07/15/2015		41,433	45,472
1.875% due 07/15/2019 (e)		64,742	79,365
2.000% due 07/15/2014 (e)		116,056	122,901
2.000% due 01/15/2016 (e)(g)(h)(i)		119,081	132,803
2.000% due 01/15/2026 (e)		157,084	204,970
2.125% due 01/15/2019 (e)		16,750	20,456
2.125% due 02/15/2040		39,843	56,347
2.375% due 01/15/2025 (e)(g)(h)		208,163	280,077
2.375% due 01/15/2027 (e)		131,530	179,467
2.500% due 01/15/2029 (e)		66,412	93,049
2.625% due 07/15/2017 (e)		84,666	101,956
3.625% due 04/15/2028 (e)		66,614	104,298
3.875% due 04/15/2029 (e)(g)(i)		147,166	239,765
U.S. Treasury Notes
2.000% due 02/15/2023 (e)		56,400	57,167

Total U.S. Treasury Obligations (Cost $3,853,472)			3,855,755

MORTGAGE-BACKED SECURITIES 4.2%
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,640	2,715
American Home Mortgage Investment Trust
1.947% due 09/25/2045		584	564
Arran Residential Mortgages Funding PLC
1.426% due 11/19/2047	EUR	1,948	2,503
1.676% due 11/19/2047		26,700	34,962
Banc of America Commercial Mortgage Trust
0.372% due 06/10/2049		$49	50
5.492% due 02/10/2051		420	485
5.623% due 06/10/2049		49	49
Banc of America Funding Corp.
2.687% due 02/20/2036		1,413	1,380
5.623% due 01/20/2047 ^		615	482
Banc of America Large Loan Trust
2.503% due 11/15/2015		8,778	8,850
Banc of America Mortgage Trust
2.924% due 02/25/2036		993	869
3.126% due 06/25/2035		281	264
4.878% due 11/25/2034		129	128
6.500% due 09/25/2033		40	42
Banc of America Re-REMIC Trust
5.614% due 06/24/2050		1,600	1,815
5.634% due 02/17/2051		1,000	1,136
BCAP LLC Trust
5.575% due 03/26/2037		2,400	2,275
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		505	509
2.320% due 08/25/2035		421	429
2.470% due 10/25/2035		1,894	1,838
2.600% due 03/25/2035		729	737
2.793% due 03/25/2035		208	210
2.821% due 03/25/2035		769	720
2.847% due 01/25/2035		790	736
Bear Stearns Alt-A Trust
2.800% due 03/25/2036 ^		906	646
2.926% due 09/25/2035		3,028	2,562
CC Funding Corp.
0.484% due 01/25/2035		26	22
Chase Mortgage Finance Corp.
3.001% due 02/25/2037		142	141
Chaseflex Trust
6.000% due 02/25/2037 ^		809	683
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		62	62
2.270% due 09/25/2035		325	323
2.340% due 09/25/2035		323	319
2.570% due 10/25/2035		1,738	1,711
2.600% due 05/25/2035		76	77
3.111% due 09/25/2037 ^		1,645	1,338
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		198	232

Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,186	2,295
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		10,239	8,264
0.383% due 02/20/2047		866	552
0.384% due 05/25/2047		276	206
0.394% due 09/25/2046		9,164	6,471
0.484% due 12/25/2035		46	39
1.174% due 12/25/2035		225	166
6.000% due 01/25/2037 ^		431	348
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 06/25/2035		261	236
2.927% due 11/19/2033		53	54
3.896% due 05/20/2036		232	170
5.500% due 08/25/2035		635	651
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,038	3,423
Deutsche ALT-B Securities, Inc.
0.304% due 10/25/2036 ^		31	16
Deutsche Mortgage Securities, Inc.
1.454% due 06/28/2047		78	78
First Horizon Alternative Mortgage Securities
2.497% due 06/25/2034		482	478
First Horizon Mortgage Pass-Through Trust
2.557% due 02/25/2035		2,071	2,072
2.615% due 08/25/2035		1,128	1,127
Granite Mortgages PLC
0.887% due 09/20/2044	GBP	384	577
Greenpoint Mortgage Funding Trust
0.424% due 06/25/2045		$456	382
0.474% due 11/25/2045		249	206
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,142	1,143
1.260% due 03/06/2020		1,500	1,503
4.592% due 08/10/2043		6,000	6,947
GSR Mortgage Loan Trust
2.662% due 09/25/2035		1,004	1,037
3.033% due 01/25/2035		616	609
Harborview Mortgage Loan Trust
0.423% due 05/19/2035		135	110
0.483% due 02/19/2036		276	193
0.543% due 06/20/2035		159	150
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	13,010	16,829
Indymac Index Mortgage Loan Trust
2.647% due 12/25/2034		$305	269
Indymac Mortgage Loan Trust
2.985% due 11/25/2035 ^		1,567	1,390
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		464	473
5.794% due 02/12/2051		1,300	1,521
JPMorgan Mortgage Trust
2.497% due 07/27/2037		1,395	1,246
3.025% due 08/25/2035 ^		639	597
3.030% due 07/25/2035		1,230	1,262
3.050% due 07/25/2035		518	528
3.100% due 08/25/2035		684	680
4.863% due 02/25/2035		743	754
5.306% due 09/25/2035		305	303
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	258
MASTR Adjustable Rate Mortgages Trust
2.630% due 11/21/2034		699	730
Mellon Residential Funding Corp.
0.643% due 12/15/2030		309	301
0.903% due 11/15/2031		311	307
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		1,608	1,436
0.454% due 11/25/2035		650	618
1.204% due 10/25/2035		406	407
1.760% due 10/25/2035		1,697	1,676
5.076% due 12/25/2035		580	547
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	233
Morgan Stanley Capital Trust
5.889% due 06/11/2049		600	701
Morgan Stanley Mortgage Loan Trust
2.440% due 06/25/2036		980	920
Opteum Mortgage Acceptance Corp.
0.464% due 07/25/2035		51	51
Permanent Master Issuer PLC
1.495% due 07/15/2042	EUR	1,400	1,809
Residential Accredit Loans, Inc. Trust
0.504% due 08/25/2035		$197	152
Royal Bank of Scotland Capital Funding Trust
6.005% due 12/16/2049		2,500	2,959

Sequoia Mortgage Trust
0.403% due 07/20/2036		2,129	1,898
0.903% due 10/19/2026		100	100
Structured Adjustable Rate Mortgage Loan Trust
0.684% due 06/25/2035		94	93
1.578% due 01/25/2035		189	143
2.586% due 02/25/2034		349	354
2.653% due 08/25/2035		282	263
5.500% due 12/25/2034		930	913
Structured Asset Mortgage Investments, Inc.
0.394% due 06/25/2036		139	109
0.414% due 04/25/2036		556	380
0.453% due 07/19/2035		2,000	1,937
0.863% due 10/19/2034		145	144
Structured Asset Securities Corp.
2.739% due 10/28/2035		114	100
Swan Trust
4.304% due 04/25/2041	AUD	414	437
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	7,263
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		1,774	1,751
5.088% due 08/15/2041		1,400	1,460
WaMu Mortgage Pass-Through Certificates
0.464% due 11/25/2045		280	256
0.494% due 10/25/2045		1,694	1,581
0.907% due 01/25/2047		1,098	989
0.947% due 05/25/2047		636	540
0.987% due 12/25/2046		147	131
1.175% due 02/25/2046		224	207
1.377% due 11/25/2042		33	32
2.462% due 07/25/2046		973	924
2.571% due 11/25/2046		152	144
2.898% due 12/25/2035		370	355
5.297% due 08/25/2035		353	352
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034		167	173

Total Mortgage-Backed Securities (Cost $171,496)			173,353

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.601% due 10/27/2025		8,974	9,120
American Money Management Corp. CLO Ltd.
0.513% due 05/03/2018		176	175
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	3,407	4,271
Ares CLO Ltd.
0.508% due 03/12/2018		$1,650	1,637
Asset-Backed Funding Certificates Trust
0.904% due 06/25/2034		1,208	1,161
Bear Stearns Asset-Backed Securities Trust
0.864% due 10/25/2032		19	18
Citibank Omni Master Trust
2.953% due 08/15/2018		6,500	6,731
Citigroup Mortgage Loan Trust, Inc.
0.284% due 01/25/2037		237	120
College Loan Corp. Trust
0.551% due 01/25/2024		800	753
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		53	55
Countrywide Asset-Backed Certificates
0.384% due 07/25/2036		3,466	3,371
0.454% due 04/25/2036		242	236
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		106	53
Cumberland CLO Ltd.
0.542% due 11/10/2019		1,332	1,332
Duane Street CLO Ltd.
0.543% due 11/08/2017		511	511
Equity One ABS, Inc.
0.504% due 04/25/2034		91	75
First Franklin Mortgage Loan Trust
0.544% due 11/25/2035		13,725	13,331
GSAMP Trust
0.274% due 12/25/2036		122	60
Harbourmaster CLO Ltd.
0.463% due 06/15/2020	EUR	403	509
Harvest CLO S.A.
0.827% due 03/29/2017		188	240
HSI Asset Securitization Corp. Trust
0.254% due 10/25/2036		$9	5
Landmark CDO Ltd.
0.587% due 06/01/2017		1,778	1,767
Magi Funding PLC
0.671% due 04/11/2021	EUR	1,885	2,363

Merrill Lynch Mortgage Investors Trust
0.284% due 09/25/2037		$28	8
0.324% due 02/25/2037		447	170
Morgan Stanley IXIS Real Estate Capital Trust
0.254% due 11/25/2036		15	6
Nautique Funding Ltd.
0.554% due 04/15/2020		962	936
Navigare Funding CLO Ltd.
0.549% due 05/20/2019		300	298
Nelnet Student Loan Trust
1.001% due 07/25/2018		520	522
North Carolina State Education Assistance Authority
0.751% due 10/26/2020		3,710	3,714
NYLIM Flatiron CLO Ltd.
0.513% due 08/08/2020		600	589
Park Place Securities, Inc.
0.464% due 09/25/2035		31	30
Penta CLO S.A.
0.564% due 06/04/2024	EUR	3,970	4,825
RAAC Series
0.374% due 11/25/2036		$221	219
Renaissance Home Equity Loan Trust
0.964% due 12/25/2032		65	45
Securitized Asset-Backed Receivables LLC
0.264% due 12/25/2036 ^		397	122
SLM Student Loan Trust
0.341% due 04/25/2019		8,800	8,737
0.411% due 04/25/2017		34	35
0.751% due 01/25/2017		818	821
1.801% due 04/25/2023		14,553	15,156
1.853% due 12/15/2017		799	802
2.350% due 04/15/2039		2,098	2,110
Soundview Home Loan Trust
0.264% due 11/25/2036		64	24
Structured Asset Securities Corp.
1.704% due 04/25/2035		764	709
Symphony CLO Ltd.
0.530% due 05/15/2019		3,100	3,065
Wind River CLO Ltd.
0.610% due 12/19/2016		133	132
Wood Street CLO BV
0.587% due 03/29/2021	EUR	574	721

Total Asset-Backed Securities (Cost $89,120)			91,690

SOVEREIGN ISSUES 6.4%
Australia Government Bond
5.500% due 01/21/2018	AUD	5,500	6,358
5.500% due 04/21/2023		1,200	1,469
Australia Government CPI Linked Bond
2.500% due 09/20/2030		700	951
3.000% due 09/20/2025		9,100	13,046
4.000% due 08/20/2015		3,000	5,627
4.000% due 08/20/2020		23,400	46,762
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	2,600	3,452
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	1,049	1,334
4.250% due 12/01/2021 (b)		31,537	43,786
Instituto de Credito Oficial
1.961% due 03/25/2014	EUR	16,900	21,390
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		3,376	4,177
2.100% due 09/15/2016 (b)		38,961	50,892
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	4,690
2.750% due 11/20/2025		17,000	23,083
United Kingdom Gilt
0.125% due 03/22/2044 (b)	GBP	7,555	12,618
1.250% due 11/22/2017 (b)		1,777	3,215
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		2,900	15,578
Xunta de Galicia
5.763% due 04/03/2017	EUR	4,900	6,502
6.131% due 04/03/2018		2,900	3,883

Total Sovereign Issues (Cost $259,847)			268,813

SHORT-TERM INSTRUMENTS 51.2%
CERTIFICATES OF DEPOSIT 1.5%
Bank of Nova Scotia
0.510% due 03/27/2014		$2,750	2,755
Dexia Credit Local S.A.
1.400% due 09/20/2013		40,200	40,316
1.700% due 09/06/2013		20,300	20,381

			63,452

COMMERCIAL PAPER 1.5%
Abbey National Treasury Services PLC
1.019% due 04/03/2013		13,500	13,499
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		700	694
Santander S.A.
2.200% due 04/02/2013		13,300	13,299
Standard Chartered Bank
0.950% due 10/01/2013		33,300	33,250

			60,742

REPURCHASE AGREEMENTS 7.2%
Banc of America Securities LLC
0.210% due 04/01/2013		12,500	12,500
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $12,780. Repurchase proceeds are $12,500.)
Barclays, Inc.
0.200% due 04/02/2013		20,000	20,000
(Dated 04/01/2013. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022 valued at $20,409. Repurchase proceeds are $20,000)
0.210% due 04/01/2013		12,300	12,300
(Dated 03/28/2013. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $12,554. Repurchase proceeds are $12,300)
Credit Suisse Securities (USA) LLC
0.220% due 04/01/2013		32,000	32,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 09/30/2017 valued at $32,623. Repurchase proceeds are $32,001.)
Deutsche Bank Securities, Inc.
0.180% due 04/01/2013		65,000	65,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 5.250% due 11/15/2028 valued at $66,379. Repurchase proceeds are $65,001.)
JPMorgan Securities, Inc.
0.230% due 04/01/2013		16,400	16,400
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $16,766. Repurchase proceeds are $16,400)
0.240% due 04/01/2013		12,300	12,300
(Dated 03/28/2013. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $12,567. Repurchase proceeds are $12,300)
Morgan Stanley & Co., Inc.
0.220% due 04/01/2013		22,200	22,200
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $22,592. Repurchase proceeds are $22,201)
0.230% due 04/01/2013		5,500	5,500
(Dated 03/28/2013. Collateralized by Federal Farm Credit Bank 0.250% due 01/30/2015 valued at $5,614. Repurchase proceeds are $5,500)
RBC Capital Markets LLC
0.230% due 04/01/2013		100,000	100,000
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $102,086. Repurchase proceeds are $100,003.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		936	936
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $955. Repurchase proceeds are $936.)

			299,136

ITALY TREASURY BILLS 0.9%
1.729% due 09/13/2013 (a)	EUR	27,650	35,317

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 40.1%
PIMCO Short-Term Floating NAV Portfolio		167,093,733	1,672,107

Total Short-Term Instruments (Cost $2,130,336)			2,130,754

PURCHASED OPTIONS (k) 0.0%
(Cost $1,466)			755

Total Investments 165.0% (Cost $6,867,099)			$6,888,705
Written Options (l) (0.0%) (Premiums $5,206)			(2,051)
Other Assets and Liabilities (Net) (65.0%)			(2,711,190)

Net Assets 100.0%			$4,175,464

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $1,345,745 at a weighted average interest rate of 0.229%.

(e)	Securities with an aggregate market value of $2,765,507 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(f)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions (1)
BRC	0.250%	03/11/2013	04/01/2013	$16,633	$(16,636)
	0.270%	03/13/2013	04/08/2013	319,792	(320,186)
	0.280%	03/20/2013	04/05/2013	713,746	(714,233)
	0.280%	03/28/2013	04/05/2013	231,476	(231,686)
	0.290%	03/21/2013	04/05/2013	225,413	(225,572)
FOB	0.270%	03/28/2013	04/05/2013	51,666	(51,705)
GLM	0.250%	03/18/2013	04/11/2013	22,011	(22,051)
	0.270%	03/19/2013	04/05/2013	366,152	(366,415)
	0.290%	03/20/2013	04/03/2013	337,063	(337,176)
	0.300%	03/28/2013	04/05/2013	82,077	(82,136)
MSC	(0.040%)	03/26/2013	04/15/2013	12,108	(12,118)
	0.250%	03/07/2013	04/01/2013	14,204	(14,206)
TDM	0.180%	02/04/2013	05/06/2013	45,827	(45,993)
	0.180%	02/04/2013	05/07/2013	64,228	(64,512)
	0.180%	02/04/2013	07/10/2013	21,370	(21,544)
	0.180%	03/14/2013	05/06/2013	3,254	(3,276)
	0.190%	01/23/2013	04/08/2013	25,664	(25,675)
	0.200%	02/27/2013	07/10/2013	200,821	(203,520)

					$(2,758,640)

(1)	Payable for sale-buyback financing transactions includes $4,613 of deferred price drop on sale-buyback financing transactions.

(g)	Securities with an aggregate market value of $987 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	1,336	$250
90-Day Eurodollar September Futures	Long	09/2015	551	114

				$364

(h)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $6,614 and cash of $10 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$78,600	$4,520	$(589)

(i)	Securities with an aggregate market value of $2,309 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(j)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.450%	$300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	0.387%	3,500	(90)	0	(90)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.387%	1,500	(38)	0	(38)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.294%	2,000	(28)	0	(28)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.294%	2,000	(16)	0	(16)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.091%	1,200	(4)	0	(4)

							$(178)	$0	$(178)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (4)	Notional Amount (5)		Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.611%		$6,000	$(243)	$(199)	$(44)
Nokia OYJ	GST	5.000%	09/20/2014	2.132%	EUR	3,700	209	(405)	614

							$(34)	$(604)	$570

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.000%	07/25/2016	BOA	EUR	11,000	$283	$39	$244
Pay	1-Month EUR-FRCPXTOB Index	1.900%	09/01/2016	BPS		66,000	1,204	71	1,133
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	BPS		38,800	721	0	721
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	56,100	(128)	(200)	72
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		100	0	0	0
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		30,100	54	38	16
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		116,300	215	137	78
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		57,900	46	(13)	59
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		67,100	86	51	35
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		26,900	149	132	17
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		11,500	86	70	16
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM		$43,800	(104)	24	(128)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		108,500	52	131	(79)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		85,700	41	78	(37)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		38,700	521	646	(125)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		13,500	182	103	79
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		19,300	259	284	(25)

							$3,667	$1,591	$2,076

(k)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$20,500	$1,042	$405

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	JPM	JPY	99.000	09/24/2013	$11,400	$198	$158
Call - OTC USD versus JPY	BOA		99.000	09/24/2013	13,900	226	192

						$424	$350

(l)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.500%	04/02/2013		$127,900	$344	$(8)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	04/02/2013		127,900	490	(305)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	35,500	72	(8)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		34,000	48	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		13,800	23	(3)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		23,100	45	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$17,200	57	(53)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(133)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.800%	04/29/2013		6,800	3	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/29/2013		6,800	7	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	29,000	126	(5)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		35,600	183	(15)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,200	28	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		9,400	48	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		2,700	13	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,000	24	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$21,100	74	(77)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		21,100	147	(65)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,300	82	(67)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,300	133	(56)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		19,900	97	(73)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		19,900	114	(61)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,900	42	(43)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,900	74	(37)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		29,400	137	(107)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		29,400	216	(90)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,100	41	(41)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,100	60	(34)

								$3,762	$(1,300)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	FBF	BRL	2.050	05/31/2013	$5,200	$72	$(58)
Put - OTC USD versus JPY	BOA	JPY	89.000	04/16/2013	41,600	194	(22)
Call - OTC USD versus JPY	BPS		97.000	04/16/2013	41,600	283	(94)
Put - OTC USD versus JPY	BOA		88.000	09/24/2013	13,900	135	(148)
Put - OTC USD versus JPY	JPM		88.250	09/24/2013	11,400	118	(128)
Call - OTC USD versus JPY	JPM		104.000	09/24/2013	11,400	80	(64)
Call - OTC USD versus JPY	BOA		104.000	09/24/2013	13,900	91	(79)

						$973	$(593)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date(6)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$33,400	$298	$(60)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	57	(8)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	33	(7)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/01/2018	3,900	34	(36)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	49	(47)

						$471	$(158)

(6)	YOY options may have a series of expirations.

(m)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	AUD	97,384		$100,111	BOA	$0	$(1,273)	$(1,273)
04/2013		1,426		1,490	BPS	6	0	6
04/2013		6,139		6,295	JPM	0	(96)	(96)
04/2013		7,093		7,364	RBC	0	(20)	(20)
04/2013	BRL	6,926		3,510	BOA	83	0	83
04/2013		23,812		12,112	FBF	328	0	328
04/2013		30,738		15,264	UAG	52	0	52
04/2013	EUR	122,971		160,394	FBF	2,764	0	2,764
04/2013		38,767		50,383	RYL	689	0	689
04/2013	GBP	34,368		52,102	BOA	0	(118)	(118)
04/2013		7,904		12,046	BRC	36	0	36
04/2013		2,780		4,195	MSC	0	(29)	(29)
04/2013	MXN	135,114		10,540	UAG	0	(398)	(398)
04/2013		$200	AUD	194	CBK	2	0	2
04/2013		4,709		4,513	FBF	0	(11)	(11)
04/2013		3,439	BRL	6,926	BOA	0	(12)	(12)
04/2013		11,824		23,812	FBF	0	(41)	(41)
04/2013		14,926		30,738	UAG	285	0	285
04/2013		3,542	EUR	2,753	BPS	0	(13)	(13)
04/2013		4,141	GBP	2,780	BPS	83	0	83
04/2013		11,006		7,297	DUB	82	0	82
04/2013		2,951		1,952	HUS	15	0	15
04/2013		5,404		3,581	MSC	37	0	37
04/2013		240		160	RBC	3	0	3
04/2013		7,487	MXN	98,688	HUS	502	0	502
04/2013		174		2,276	JPM	10	0	10
04/2013		2,600		34,150	RBC	165	0	165
04/2013		1,883	ZAR	17,019	GLM	0	(38)	(38)
04/2013		744		6,658	UAG	0	(23)	(23)
04/2013	ZAR	36,665		$4,209	HUS	237	0	237
05/2013	AUD	2,670		2,753	CBK	0	(21)	(21)
05/2013	EUR	158,985		203,244	BPS	0	(590)	(590)
05/2013	GBP	29,282		44,469	MSC	0	0	0
06/2013	BRL	4,479		2,203	FBF	2	0	2
06/2013		2,758		1,378	UAG	23	0	23
06/2013	CAD	46,051		44,787	BRC	0	(465)	(465)
06/2013	EUR	12,219		15,833	RBC	161	0	161
06/2013		$12,019	BRL	23,812	FBF	0	(316)	(316)
06/2013		642		1,285	HUS	0	(11)	(11)
06/2013		2,203		4,479	UAG	0	(2)	(2)
06/2013		3,305	EUR	2,567	BPS	0	(12)	(12)
06/2013		3,477		2,681	CBK	0	(39)	(39)
06/2013		907		702	FBF	0	(7)	(7)
06/2013		2,175		1,675	HUS	0	(27)	(27)
06/2013		768		588	MSC	0	(14)	(14)
06/2013		5,154		4,006	RYL	0	(16)	(16)
06/2013		10,800	MXN	138,510	HUS	325	0	325
06/2013		16,464		211,959	UAG	560	0	560
09/2013	EUR	27,318		$35,437	BRC	374	0	374

						$6,824	$(3,592)	$3,232

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$6,980	$7,306	$14,286
Corporate Bonds & Notes
Banking & Finance	0	233,625	0	233,625
Industrials	0	24,796	0	24,796
Utilities	0	5,201	0	5,201
Municipal Bonds & Notes
California	0	577	0	577
Rhode Island	0	195	0	195
West Virginia	0	875	0	875
U.S. Government Agencies	0	78,333	9,697	88,030
U.S. Treasury Obligations	0	3,855,755	0	3,855,755
Mortgage-Backed Securities	0	172,217	1,136	173,353
Asset-Backed Securities	0	91,690	0	91,690
Sovereign Issues	0	268,813	0	268,813
Short-Term Instruments
Certificates of Deposit	0	63,452	0	63,452
Commercial Paper	0	60,742	0	60,742
Repurchase Agreements	0	299,136	0	299,136
Italy Treasury Bills	0	35,317	0	35,317
Central Funds Used for Cash Management Purposes	1,672,107	0	0	1,672,107
Purchased Options
Foreign Exchange Contracts	0	350	0	350
Interest Rate Contracts	0	405	0	405
	$1,672,107	$5,198,459	$18,139	$6,888,705

Financial Derivative Instruments - Assets
Credit Contracts	0	614	0	614
Foreign Exchange Contracts	0	6,824	0	6,824
Interest Rate Contracts	364	2,470	0	2,834
	$364	$9,908	$0	$10,272

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(222)	0	(222)
Foreign Exchange Contracts	0	(4,185)	0	(4,185)
Interest Rate Contracts	0	(2,283)	(158)	(2,441)

	$0	$(6,690)	$(158)	$(6,848)

Totals	$1,672,471	$5,201,677	$17,981	$6,892,129

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$7,306	$0	$7,306	$0
U.S. Government Agencies	10,018	0	(311)	0	0	(10)	0	0	9,697	(9)
Mortgage-Backed Securities	3,147	0	0	2	0	262	0	(2,275)	1,136	(19)
Asset-Backed Securities	202	0	(204)	0	0	2	0	0	0	0

	$13,367	$0	$(515)	$2	$0	$254	$7,306	$(2,275)	$18,139	$(28)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(83)	$0	$(83)	$0	$0	$8	$0	$0	$(158)	$8

Totals	$13,284	$0	$(598)	$2	$0	$262	$7,306	$(2,275)	$17,981	$(20)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$7,306	Third Party Vendor	Broker Quote	100.75 - 103.25
U.S. Government Agencies	9,697	Third Party Vendor	Broker Quote	100.31 - 100.40
Mortgage-Backed Securities	1,136	Benchmark Pricing	Base Price	113.61
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(158)	Indicative Market Quotation	Broker Quote	0.16 - 0.92

Total	$17,981

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Las Vegas Sands LLC
1.710% due 05/23/2014		$445	$447

Total Bank Loan Obligations (Cost $444)			447

CORPORATE BONDS & NOTES 59.9%
BANKING & FINANCE 37.3%
ABN AMRO North American Holding Preferred Capital Repackage Trust
3.388% due 04/29/2013 (b)		400	400
Ally Financial, Inc.
3.125% due 01/15/2016		200	203
4.500% due 02/11/2014		100	102
6.750% due 12/01/2014		100	108
7.500% due 12/31/2013		350	366
8.300% due 02/12/2015		100	111
American Express Credit Corp.
1.380% due 06/12/2015		300	305
American Honda Finance Corp.
0.743% due 05/08/2014		600	603
American International Group, Inc.
3.650% due 01/15/2014		100	102
4.250% due 05/15/2013		1,000	1,004
4.250% due 09/15/2014		450	472
Banco do Brasil S.A.
4.500% due 01/22/2015		200	209
Bank of America Corp.
7.375% due 05/15/2014		1,300	1,392
Bank of Montreal
1.300% due 10/31/2014		1,000	1,014
Bank of Nova Scotia
1.250% due 11/07/2014		1,300	1,318
Banque PSA Finance S.A.
2.205% due 04/04/2014		350	347
BRFkredit A/S
0.554% due 04/15/2013		200	200
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	528
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		600	628
CIT Group, Inc.
4.750% due 02/15/2015		100	105
5.250% due 04/01/2014		325	338
Citigroup, Inc.
6.000% due 12/13/2013		300	311
6.500% due 08/19/2013		200	205
Depfa ACS Bank
3.875% due 07/15/2013	EUR	900	1,164
DNB Boligkreditt A/S
2.100% due 10/14/2016		$500	518
Eksportfinans ASA
0.505% due 10/07/2013		500	494
1.875% due 04/02/2013		500	500
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		600	631
Erste Abwicklungsanstalt
1.030% due 03/13/2015		1,000	1,011
Export-Import Bank of Korea
1.250% due 11/20/2015		500	502
Ford Motor Credit Co. LLC
1.384% due 08/28/2014		600	600
2.500% due 01/15/2016		200	204
8.000% due 06/01/2014		100	108
General Electric Capital Corp.
0.540% due 09/15/2014		500	500
1.042% due 08/11/2015		500	503
Goldman Sachs Group, Inc.
1.289% due 11/21/2014		450	452
5.150% due 01/15/2014		500	518
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		200	201
Hospitality Properties Trust
7.875% due 08/15/2014		400	422
HSBC Finance Corp.
0.554% due 01/15/2014		700	699
0.717% due 06/01/2016		400	394
ING Bank NV
1.681% due 06/09/2014		200	202
2.000% due 10/18/2013		250	252

International Lease Finance Corp.
4.875% due 04/01/2015		50	53
5.625% due 09/20/2013		100	102
8.625% due 09/15/2015		100	114
Intesa Sanpaolo SpA
2.688% due 02/24/2014		100	101
3.125% due 01/15/2016		250	245
JPMorgan Chase & Co.
0.908% due 02/26/2016		700	701
0.964% due 10/15/2015		700	704
1.875% due 03/20/2015		200	204
4.650% due 06/01/2014		200	209
JPMorgan Chase Bank N.A.
0.610% due 06/13/2016		400	394
Korea Development Bank
8.000% due 01/23/2014		500	529
LeasePlan Corp. NV
3.000% due 10/23/2017		200	204
Morgan Stanley
1.902% due 01/24/2014		300	303
2.875% due 01/24/2014		250	254
2.875% due 07/28/2014		800	818
6.000% due 05/13/2014		100	105
Nederlandse Waterschapsbank NV
0.568% due 05/23/2015		400	400
NIBC Bank NV
0.667% due 12/02/2014		750	747
2.800% due 12/02/2014		1,000	1,040
Nordea Bank AB
1.205% due 01/14/2014		400	403
3.700% due 11/13/2014		300	314
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	208
Nykredit Realkredit A/S
2.000% due 04/01/2013	DKK	4,250	731
Piper Jaffray Cos.
4.283% due 05/31/2014		$200	200
Prudential Covered Trust
2.997% due 09/30/2015		285	297
Rabobank Group
0.760% due 03/18/2016		1,000	1,002
RCI Banque S.A.
2.175% due 04/11/2014		300	300
Realkredit Danmark A/S
2.000% due 04/01/2013	DKK	2,800	482
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$500	514
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		100	104
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	107
Scotland International Finance BV
4.250% due 05/23/2013		350	352
SLM Corp.
3.875% due 09/10/2015		100	104
5.000% due 10/01/2013		300	306
6.250% due 01/25/2016		450	494
SSIF Nevada LP
1.005% due 04/14/2014		300	302
Standard Chartered PLC
1.242% due 05/12/2014		250	252
3.200% due 05/12/2016		250	265
5.500% due 11/18/2014		450	483
Sun Life Financial Global Funding LP
0.574% due 10/06/2013		1,000	1,000
Svensk Exportkredit AB
0.667% due 11/09/2017		1,250	1,253
0.931% due 03/09/2015		500	505
1.125% due 04/05/2018 (a)		1,200	1,196
Swedbank Hypotek AB
0.734% due 03/28/2014		600	602
2.950% due 03/28/2016		700	744
Toronto-Dominion Bank
1.500% due 03/13/2017		300	308

			40,301

INDUSTRIALS 21.2%
AbbVie, Inc.
1.200% due 11/06/2015		600	605
1.750% due 11/06/2017		100	101
Altria Group, Inc.
4.125% due 09/11/2015		250	270
7.750% due 02/06/2014		600	636

America Movil S.A.B. de C.V.
5.500% due 03/01/2014	200	208
Amgen, Inc.
1.875% due 11/15/2014	250	255
2.125% due 05/15/2017	250	259
2.300% due 06/15/2016	250	260
Anadarko Petroleum Corp.
7.625% due 03/15/2014	400	426
Anglo American Capital PLC
9.375% due 04/08/2014	950	1,026
BAT International Finance PLC
2.125% due 06/07/2017	450	464
Boston Scientific Corp.
4.500% due 01/15/2015	400	424
5.450% due 06/15/2014	300	316
Case New Holland, Inc.
7.750% due 09/01/2013	110	113
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013	125	128
Covidien International Finance S.A.
1.350% due 05/29/2015	250	254
Crown Castle Towers LLC
3.214% due 08/15/2035	200	209
CSN Islands Corp.
9.750% due 12/16/2013	100	105
CSX Corp.
5.500% due 08/01/2013	700	711
Dell, Inc.
1.400% due 09/10/2013	450	450
Dow Chemical Co.
5.900% due 02/15/2015	200	219
Eaton Corp.
0.610% due 06/16/2014	200	200
Encana Corp.
4.750% due 10/15/2013	300	306
Energy Transfer Partners LP
6.000% due 07/01/2013	900	910
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	214
5.900% due 04/15/2013	150	150
ERAC USA Finance LLC
2.250% due 01/10/2014	800	810
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018	150	151
General Mills, Inc.
0.601% due 01/29/2016	100	100
Glencore Funding LLC
6.000% due 04/15/2014	250	262
HCA, Inc.
5.750% due 03/15/2014	200	208
8.500% due 04/15/2019	100	111
Hewlett-Packard Co.
0.568% due 05/24/2013	100	100
1.250% due 09/13/2013	200	200
6.125% due 03/01/2014	700	733
HP Enterprise Services LLC
6.000% due 08/01/2013	500	509
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	258
Johnson Controls, Inc.
0.708% due 02/04/2014	350	351
MGM Resorts International
6.750% due 04/01/2013	100	100
Mondelez International, Inc.
6.750% due 02/19/2014	200	210
NBCUniversal Enterprise, Inc.
0.965% due 04/15/2018	800	798
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	100	100
1.950% due 09/12/2017	100	102
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	203
2.500% due 03/15/2016	200	205
PepsiCo, Inc.
0.497% due 02/26/2016	500	501
Phillips 66
1.950% due 03/05/2015	300	307
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	105
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	350	369
Reynolds American, Inc.
7.625% due 06/01/2016	600	715
Rogers Communications, Inc.
5.500% due 03/15/2014	1,158	1,211
6.250% due 06/15/2013	600	607

SABMiller Holdings, Inc.
1.850% due 01/15/2015	300	305
2.450% due 01/15/2017	400	417
Sanofi
2.625% due 03/29/2016	400	421
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	254
Tesco PLC
5.500% due 11/15/2017	100	117
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	523
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	100	104
USG Corp.
6.300% due 11/15/2016	100	106
Verizon Wireless Capital LLC
7.375% due 11/15/2013	200	208
Volkswagen International Finance NV
0.889% due 11/20/2014	600	603
Walgreen Co.
0.780% due 03/13/2014	400	401
Wesfarmers Ltd.
2.983% due 05/18/2016	250	264
WM Wrigley Jr. Co.
3.050% due 06/28/2013	700	703

		22,971

UTILITIES 1.4%
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	300	325
Plains All American Pipeline LP
3.950% due 09/15/2015	440	473
Shell International Finance BV
4.000% due 03/21/2014	500	518
Telecom Italia Capital S.A.
5.250% due 11/15/2013	200	204

		1,520

Total Corporate Bonds & Notes (Cost $64,486)		64,792

MUNICIPAL BONDS & NOTES 2.3%
ARKANSAS 0.2%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.188% due 11/25/2043	175	176

CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016	300	327
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	100	100
University of California Revenue Bonds, Series 2011
0.784% due 07/01/2041	250	251

		678

FLORIDA 0.4%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	200	211
4.000% due 07/01/2016	165	181

		392

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	100	100
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.700% due 02/01/2015	100	100

		200

NEW YORK 0.3%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	334

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.860% due 12/01/2033	250	251

TEXAS 0.4%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $2,523)		2,531

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
0.244% due 12/25/2036	18	17
0.324% due 03/25/2034	16	16
0.354% due 08/25/2034	4	4
0.404% due 10/27/2037	100	100
0.554% due 05/25/2042	9	9
0.625% due 02/22/2016 (e)	3,000	3,002
0.750% due 01/30/2015 (e)	3,000	3,010
0.754% due 09/25/2041	434	438
0.784% due 06/25/2041	257	260
0.884% due 12/25/2037	122	123
0.900% due 01/01/2021	193	195
1.375% due 03/01/2044 - 07/01/2044	41	43
2.753% due 10/01/2031	2	2
3.000% due 11/14/2018	500	508
Freddie Mac
0.244% due 12/25/2036	46	45
0.653% due 09/15/2041	263	267
0.850% due 02/24/2016	250	251
0.903% due 02/15/2038	230	233
1.375% due 10/25/2044 - 02/25/2045	275	270
1.575% due 07/25/2044	52	53
3.000% due 07/31/2019 - 08/01/2019	1,350	1,362
3.000% due 08/08/2019 (e)	1,600	1,615
5.500% due 08/15/2030	0	1
Ginnie Mae
0.752% due 04/20/2062	392	396
0.902% due 02/20/2062	295	301
1.252% due 02/20/2062	194	201
1.625% due 02/20/2032	10	10
NCUA Guaranteed Notes
0.553% due 12/07/2020	186	187
0.573% due 11/06/2017	225	226
0.763% due 12/08/2020	204	205
1.600% due 10/29/2020	147	149

Total U.S. Government Agencies (Cost $13,478)		13,499

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
0.250% due 01/31/2015 (f)	300	300

Total U.S. Treasury Obligations (Cost $300)		300

MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
2.972% due 11/25/2035	948	816
Banc of America Commercial Mortgage Trust
5.727% due 05/10/2045	100	113
Banc of America Large Loan Trust
2.503% due 11/15/2015	814	821
Banc of America Mortgage Trust
3.658% due 07/20/2032	1	1
BCAP LLC Trust
2.874% due 11/26/2035	92	90
Bear Stearns Adjustable Rate Mortgage Trust
3.124% due 01/25/2034	6	6
Bear Stearns Alt-A Trust
2.926% due 09/25/2035	34	29
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	18	18
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	21	21
5.218% due 07/15/2044	269	273
Commercial Mortgage Pass-Through Certificates
0.303% due 12/15/2020	6	6
0.383% due 06/15/2022	221	218
2.365% due 02/10/2029	700	732
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 06/25/2035	24	21
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	5	4
2.455% due 06/25/2033	26	26
DBRR Trust
0.853% due 02/25/2045	100	100
0.946% due 09/25/2045	196	196

First Republic Mortgage Loan Trust
0.503% due 08/15/2032		19	19
Fosse Master Issuer PLC
1.703% due 10/18/2054		170	172
Greenpoint Mortgage Funding Trust
0.424% due 06/25/2045		39	33
GS Mortgage Securities Corp.
4.761% due 07/10/2039		800	855
GSR Mortgage Loan Trust
2.662% due 09/25/2035		31	32
Harborview Mortgage Loan Trust
0.363% due 01/19/2038		430	429
0.423% due 05/19/2035		51	41
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		500	570
Mellon Residential Funding Corp.
0.643% due 12/15/2030		8	7
Merrill Lynch Floating Trust
0.740% due 07/09/2021		595	588
Merrill Lynch Mortgage Investors Trust
1.204% due 10/25/2035		19	19
Morgan Stanley Capital Trust
1.085% due 03/15/2045		81	82
RBSSP Resecuritization Trust
0.704% due 10/26/2036		231	219
2.609% due 12/26/2036		370	372
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	17	21
Structured Asset Mortgage Investments, Inc.
0.434% due 05/25/2045		$60	46
0.453% due 07/19/2035		9	9
0.863% due 09/19/2032		5	5
UBS Commercial Mortgage Trust
0.778% due 07/15/2024		222	220
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		96	95
5.086% due 07/15/2041		470	485
WaMu Mortgage Pass-Through Certificates
1.175% due 02/25/2046		28	26
1.177% due 08/25/2046		40	33
1.377% due 11/25/2042		15	15
1.577% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $7,816)			7,887

ASSET-BACKED SECURITIES 6.8%
Ares CLO Ltd.
0.918% due 11/25/2020		436	433
Avenue CLO Fund Ltd.
0.640% due 02/15/2017		50	50
Bear Stearns Asset-Backed Securities Trust
0.284% due 10/25/2036		4	4
0.864% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.528% due 11/15/2017		575	574
Carrington Mortgage Loan Trust
0.304% due 06/25/2037		21	20
Citibank Omni Master Trust
2.953% due 08/15/2018		1,200	1,243
4.900% due 11/15/2018		300	321
Countrywide Asset-Backed Certificates
0.684% due 12/25/2031		2	1
0.944% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.944% due 08/25/2032		3	2
Denali Capital CLO Ltd.
0.562% due 04/21/2020		495	490
Dryden Leveraged Loan CDO
0.542% due 10/20/2020		478	472
Duane Street CLO Ltd.
0.555% due 01/11/2021		249	246
Educational Services of America, Inc.
0.934% due 04/25/2039		287	287
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	44	44
Fore CLO Ltd.
0.547% due 07/20/2019		$250	244
Franklin CLO Ltd.
0.540% due 06/15/2018		74	72
Gracechurch Card Funding PLC
0.903% due 02/15/2017		500	505
Halcyon Structured Asset Management CLO Ltd.
0.479% due 05/21/2018		287	286
Irwin Home Equity Corp.
0.744% due 07/25/2032		1	1

Lafayette CLO Ltd.
1.683% due 09/06/2022		236	236
MASTR Asset-Backed Securities Trust
0.254% due 11/25/2036		3	1
Nelnet Student Loan Trust
1.001% due 07/25/2018		81	82
New Century Home Equity Loan Trust
0.464% due 06/25/2035		21	20
Northstar Education Finance, Inc.
0.904% due 12/26/2031		190	191
Panhandle-Plains Higher Education Authority, Inc.
0.784% due 10/01/2018		164	164
Renaissance Home Equity Loan Trust
0.564% due 11/25/2034		7	7
0.644% due 08/25/2033		9	9
0.704% due 12/25/2033		32	32
SLM Student Loan Trust
0.480% due 12/17/2018		156	156
0.801% due 10/25/2017		245	246
1.801% due 04/25/2023		124	130
3.500% due 08/17/2043		141	136
Stanfield Bristol CLO Ltd.
0.550% due 10/15/2019		281	280
Structured Asset Securities Corp.
0.784% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.549% due 11/01/2018		374	369

Total Asset-Backed Securities (Cost $7,349)			7,358

SOVEREIGN ISSUES 4.3%
Bank of England Euro Note
1.375% due 03/07/2014		400	404
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	316
Instituto de Credito Oficial
3.250% due 05/14/2013		200	200
Kommunalbanken A/S
0.663% due 03/27/2017		400	404
2.750% due 05/05/2015		300	314
Mexico Government International Bond
6.250% due 06/16/2016	MXN	29,830	2,549
Qatar Government International Bond
5.150% due 04/09/2014		$250	261
Spain Government International Bond
3.625% due 06/17/2013		200	200

Total Sovereign Issues (Cost $4,398)			4,648

SHORT-TERM INSTRUMENTS 19.1%
CERTIFICATES OF DEPOSIT 3.2%
Banco do Brasil S.A.
0.000% due 10/11/2013		600	597
0.000% due 01/24/2014		500	498
Dexia Credit Local S.A.
1.600% due 09/16/2013		1,350	1,355
1.700% due 09/06/2013		600	602
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		400	397

			3,449

COMMERCIAL PAPER 5.2%
Aluminum Co. of America
0.950% due 04/02/2013		1,000	1,000
British Telecommunications PLC
0.800% due 03/07/2014		400	397
1.640% due 05/15/2013		600	599
Daimler Finance North America LLC
0.700% due 03/13/2014		1,000	993
Nisource Finance Corp.
0.850% due 04/09/2013		400	400
Santander S.A.
1.710% due 10/11/2013		500	497
3.100% due 10/01/2013		500	498
Vodafone Group PLC
0.690% due 02/10/2014		100	100
0.720% due 01/28/2014		900	895

Volvo Group Treasury North America LP
0.800% due 04/22/2013	300	300

		5,679

REPURCHASE AGREEMENTS 0.7%
Banc of America Securities LLC
0.210% due 04/01/2013	700	700
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $717. Repurchase proceeds are $700.)
State Street Bank and Trust Co.
0.010% due 04/01/2013	101	101
(Dated 03/28/2013. Collateralized by Fannie Mae 2.170% due 11/07/2022 valued at $105. Repurchase proceeds are $101.)

		801

SHORT-TERM NOTES 0.2%
Appalachian Power Co.
0.665% due 08/16/2013	200	200

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 9.8%
PIMCO Short-Term Floating NAV Portfolio	430	4
PIMCO Short-Term Floating NAV Portfolio III	1,067,240	10,665

		10,669

Total Short-Term Instruments (Cost $20,782)		20,798

PURCHASED OPTIONS (h) 0.1%
(Cost $58)		66

Total Investments 113.0% (Cost $121,634)		$122,326
Written Options (i) (0.1%) (Premiums $58)		(78)
Other Assets and Liabilities (Net) (12.9%)		(14,037)

Net Assets 100.0%		$108,211

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $11,060 at a weighted average interest rate of 0.148%.

(e)	Securities with an aggregate market value of $9,145 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BSN	0.200%	03/06/2013	04/04/2013	$7,627	$(7,628)
	0.210%	03/11/2013	04/01/2013	1,529	(1,529)

					$(9,157)

(f)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $136 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.290%	09/18/2013	$ 8,600	$1	$1

(g)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	1.000%	12/20/2015	0.406%	$500	$8	$9	$(1)
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.323%	100	11	(3)	14
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.745%	300	3	2	1
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.542%	900	12	13	(1)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.298%	160	2	2	0
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.824%	300	2	1	1

						$38	$24	$14

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.750%	12/16/2016	BRC	$2,000	$(1)	$(4)	$3

(h)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	09/20/2013	$13,000	$27	$28
Call - OTC 2-Year Interest Rate Swap	MSX	3-Month USD-LIBOR	Pay	1.600%	09/20/2013	11,000	31	38

							$58	$66

(i)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.410%	09/20/2013	$26,000	$27	$(27)
Call - OTC 2-Year Interest Rate Swap	MSX	3-Month USD-LIBOR	Receive	1.410%	09/20/2013	22,000	31	(51)

							$58	$(78)

(j)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	DKK	300		$52	BPS	$0	$0	$0
04/2013		5,000		857	BRC	0	(3)	(3)
04/2013		1,750		306	MSC	5	0	5
04/2013	MXN	31,821		2,435	JPM	0	(141)	(141)
04/2013		$2,486	MXN	31,821	HUS	90	0	90
04/2013		24	ZAR	213	HUS	0	(1)	(1)
05/2013		24	DKK	141	DUB	0	0	0
06/2013	CAD	47		$46	RBC	0	0	0
06/2013	EUR	433		562	BRC	7	0	7
06/2013		228		297	DUB	4	0	4
06/2013		425		549	FBF	4	0	4
06/2013		400		518	RBC	5	0	5
06/2013	GBP	650		982	HUS	0	(5)	(5)
06/2013	MXN	30,996		2,403	HUS	0	(87)	(87)
06/2013		$798	CAD	822	CBK	10	0	10
06/2013		21	CLP	10,534	GLM	1	0	1
06/2013		246	EUR	191	BPS	0	(1)	(1)
07/2013	EUR	900		$1,170	MSC	16	0	16
01/2014		900		1,201	BRC	44	0	44
01/2014		500		669	HUS	27	0	27
01/2014		$1,175	EUR	900	BRC	0	(19)	(19)
01/2014		653		500	HUS	0	(10)	(10)

						$213	$(267)	$(54)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$447	$0	$447
Corporate Bonds & Notes
Banking & Finance	0	40,101	200	40,301
Industrials	0	22,971	0	22,971
Utilities	0	1,520	0	1,520
Municipal Bonds & Notes
Arkansas	0	176	0	176
California	0	678	0	678
Florida	0	392	0	392
New Jersey	0	200	0	200
New York	0	334	0	334
North Carolina	0	251	0	251
Texas	0	500	0	500
U.S. Government Agencies	0	12,881	618	13,499
U.S. Treasury Obligations	0	300	0	300
Mortgage-Backed Securities	0	7,591	296	7,887
Asset-Backed Securities	0	7,122	236	7,358
Sovereign Issues	0	4,648	0	4,648
Short-Term Instruments
Certificates of Deposit	0	3,449	0	3,449
Commercial Paper	0	5,679	0	5,679
Repurchase Agreements	0	801	0	801
Short-Term Notes	0	200	0	200
Central Funds Used for Cash Management Purposes	10,669	0	0	10,669
Purchased Options
Interest Rate Contracts	0	66	0	66
	$10,669	$110,307	$1,350	$122,326

Financial Derivative Instruments - Assets
Credit Contracts	0	16	0	16
Foreign Exchange Contracts	0	213	0	213
Interest Rate Contracts	0	4	0	4
	$0	$233	$0	$233

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2)	0	(2)
Foreign Exchange Contracts	0	(267)	0	(267)
Interest Rate Contracts	0	(78)	0	(78)

	$0	$(347)	$0	$(347)

Totals	$10,669	$110,193	$1,350	$122,212

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$0	$0	$0	$200	$0
U.S. Government Agencies	644	0	(26)	0	0	0	0	0	618	0
Mortgage-Backed Securities	0	297	(1)	0	0	0	0	0	296	0
Asset-Backed Securities	636	0	(395)	0	(14)	9	0	0	236	1
Short-Term Instruments
Certificates of Deposit	590	0	0	4	0	1	0	(595)	0	0

Totals	$2,070	$297	$(422)	$4	$(14)	$10	$0	$(595)	$1,350	$1

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	Benchmark Pricing	Base Price	100.13
U.S. Government Agencies	618	Third Party Vendor	Broker Quote	100.29 - 100.41
Mortgage-Backed Securities	100	Benchmark Pricing	Base Price	100.00
	196	Third Party Vendor	Broker Quote	100.27
Asset-Backed Securities	236	Benchmark Pricing	Base Price	100.13

Total	$1,350

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Biomet, Inc.
3.204% due 03/25/2015		$252	$254
Gresham Capital CLO BV
1.206% due 03/23/2026	GBP	2,877	4,220
HCA, Inc.
3.534% due 03/31/2017		$4,400	4,444
Springleaf Financial Funding Co.
5.500% due 05/10/2017		15,700	15,830

Total Bank Loan Obligations (Cost $24,559)			24,748

CORPORATE BONDS & NOTES 19.3%
BANKING & FINANCE 15.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	5,823
Ally Financial, Inc.
3.492% due 02/11/2014		6,100	6,213
3.680% due 06/20/2014		1,600	1,645
4.500% due 02/11/2014		500	512
4.625% due 06/26/2015		6,200	6,490
5.500% due 02/15/2017		12,200	13,260
6.750% due 12/01/2014		200	216
7.500% due 09/15/2020		800	979
8.300% due 02/12/2015		11,100	12,349
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,304
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,663
American Express Co.
7.000% due 03/19/2018		30,500	38,143
American Express Credit Corp.
5.875% due 05/02/2013		700	703
American General Institutional Capital
7.570% due 12/01/2045		10,000	12,700
8.125% due 03/15/2046		3,200	4,360
American International Group, Inc.
0.384% due 07/19/2013	EUR	100	128
4.900% due 06/02/2014	CAD	6,000	6,093
5.050% due 10/01/2015		$12,500	13,706
5.450% due 05/18/2017		1,100	1,263
5.600% due 10/18/2016		6,100	6,938
5.850% due 01/16/2018		25,200	29,575
6.250% due 03/15/2087		2,100	2,336
8.000% due 05/22/2068	EUR	12,900	19,512
8.175% due 05/15/2068		$3,000	4,054
8.250% due 08/15/2018		18,450	23,967
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		12,600	12,823
Australia & New Zealand Banking Group Ltd.
1.143% due 05/08/2013		16,400	16,407
2.125% due 01/10/2014		1,400	1,419
Banco do Brasil S.A.
3.058% due 07/02/2014		7,600	7,674
5.875% due 01/19/2023		1,200	1,293
Banco Santander Brasil S.A.
2.380% due 03/18/2014		1,000	1,003
4.250% due 01/14/2016		1,800	1,886
4.500% due 04/06/2015		13,100	13,690
Bank of America Corp.
0.620% due 08/15/2016		2,800	2,714
1.722% due 01/30/2014		30,400	30,672
6.500% due 08/01/2016		32,700	37,692
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,529
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,365
Bank of Montreal
2.850% due 06/09/2015		7,200	7,565
Bank of Nova Scotia
1.950% due 01/30/2017		500	521
Bankia S.A.
0.384% due 04/23/2014	EUR	3,000	3,660
Banque PSA Finance S.A.
2.205% due 04/04/2014		$12,100	11,998
Barclays Bank PLC
10.179% due 06/12/2021		2,080	2,797

BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,416
6.500% due 03/10/2021		6,400	7,296
7.250% due 04/22/2020		6,400	7,296
BBVA U.S. Senior S.A.U.
2.415% due 05/16/2014		39,700	39,891
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	33,354
7.250% due 02/01/2018		14,500	18,047
BNP Paribas S.A.
0.705% due 04/08/2013		7,100	7,100
1.205% due 01/10/2014		21,100	21,198
5.186% due 06/29/2015 (d)(g)		15,600	15,054
BPCE S.A.
2.375% due 10/04/2013		2,100	2,122
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,291
Citigroup, Inc.
0.551% due 06/09/2016		13,100	12,644
1.755% due 01/13/2014		27,700	27,958
2.293% due 08/13/2013		5,900	5,939
4.875% due 05/07/2015		6,100	6,507
5.365% due 03/06/2036 (o)	CAD	4,700	4,598
5.500% due 04/11/2013		$21,700	21,725
5.500% due 10/15/2014		5,400	5,764
5.850% due 07/02/2013		1,400	1,418
Credit Agricole Home Loan SFH
1.052% due 07/21/2014		31,000	31,082
Credit Agricole S.A.
1.752% due 01/21/2014		15,300	15,426
8.375% due 10/13/2019 (d)		2,700	2,967
Credit Suisse
2.200% due 01/14/2014		4,800	4,865
Dexia Credit Local S.A.
0.781% due 04/29/2014		21,700	21,568
2.750% due 04/29/2014		17,400	17,817
DNB Bank ASA
3.200% due 04/03/2017		6,500	6,894
Dragon LLC
1.972% due 03/12/2024		943	974
Export-Import Bank of India
2.434% due 03/30/2016		5,000	4,989
Export-Import Bank of Korea
4.000% due 01/29/2021		5,100	5,519
4.125% due 09/09/2015		12,000	12,906
5.125% due 06/29/2020		3,600	4,158
5.875% due 01/14/2015		29,900	32,486
8.125% due 01/21/2014		5,000	5,293
Fifth Third Bancorp
0.700% due 12/20/2016		3,000	2,956
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,720
7.000% due 10/01/2013		22,315	23,021
7.000% due 04/15/2015		7,500	8,295
8.000% due 06/01/2014		300	323
8.000% due 12/15/2016		500	601
8.700% due 10/01/2014		3,600	3,995
General Electric Capital Corp.
6.375% due 11/15/2067		13,700	14,556
6.875% due 01/10/2039		35,500	46,743
Goldman Sachs Group, Inc.
0.574% due 01/30/2017	EUR	4,000	4,978
5.950% due 01/18/2018		$14,300	16,697
6.250% due 09/01/2017		5,900	6,940
GSPA Monetization Trust
6.422% due 10/09/2029		16,241	17,046
HBOS PLC
0.983% due 09/06/2017		7,700	7,171
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,929
HSBC Finance Corp.
0.439% due 04/05/2013	EUR	4,300	5,512
HSBC Holdings PLC
6.500% due 09/15/2037		$2,200	2,708
7.625% due 05/17/2032		1,700	2,259
ING Bank NV
1.681% due 06/09/2014		7,200	7,285
2.000% due 10/18/2013		2,700	2,719
International Lease Finance Corp.
5.750% due 05/15/2016		1,900	2,062
5.875% due 05/01/2013		1,000	1,005
6.750% due 09/01/2016		4,500	5,108
Intesa Sanpaolo SpA
2.688% due 02/24/2014		11,600	11,670
3.125% due 01/15/2016		9,300	9,098

JPMorgan Chase & Co.
0.465% due 09/26/2013	EUR	900	1,155
1.030% due 05/02/2014		$42,600	42,875
4.400% due 07/22/2020		1,200	1,333
4.750% due 03/01/2015		18,900	20,305
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,976
Korea Development Bank
8.000% due 01/23/2014		3,000	3,174
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,469
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,552
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,000	2,580
7.588% due 05/12/2020	GBP	100	157
7.869% due 08/25/2020		200	320
7.875% due 11/01/2020		$2,800	3,077
8.000% due 06/15/2020 (d)		6,000	6,444
8.500% due 12/17/2021 (d)		1,100	1,179
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		32,700	43,856
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,659
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	1,300	1,664
6.150% due 04/25/2013		$8,200	8,229
6.875% due 04/25/2018		17,500	21,155
Morgan Stanley
0.784% due 10/15/2015		700	689
1.281% due 04/29/2013		7,700	7,704
2.792% due 05/14/2013		21,800	21,858
5.950% due 12/28/2017		10,600	12,290
6.000% due 04/28/2015		38,480	41,936
7.300% due 05/13/2019		100	124
National Australia Bank Ltd.
1.025% due 04/11/2014		30,500	30,726
5.350% due 06/12/2013		6,100	6,160
National Bank of Canada
2.200% due 10/19/2016		2,500	2,622
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,907
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,327
4.875% due 01/27/2020		15,300	17,507
Nordea Eiendomskreditt A/S
0.725% due 04/07/2015		20,100	20,178
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,215
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,107
Rabobank Group
6.875% due 03/19/2020	EUR	21,900	31,596
RCI Banque S.A.
2.175% due 04/11/2014		$41,600	41,598
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		1,400	1,510
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		21,900	21,133
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		2,400	2,598
5.499% due 07/07/2015		13,100	14,079
SLM Corp.
0.533% due 06/17/2013	EUR	200	257
0.601% due 01/27/2014		$1,650	1,636
5.000% due 10/01/2013		3,200	3,264
5.000% due 04/15/2015		5,000	5,300
6.250% due 01/25/2016		1,900	2,085
8.000% due 03/25/2020		12,600	14,663
8.450% due 06/15/2018		5,000	5,950
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	12,819
SSIF Nevada LP
1.005% due 04/14/2014		$68,400	68,826
State Bank of India
4.500% due 07/27/2015		6,000	6,324
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		7,777	8,211
Stone Street Trust
5.902% due 12/15/2015		9,500	10,332
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	5,254
Turkiye Garanti Bankasi A/S
2.802% due 04/20/2016		3,100	3,100
UBS AG
1.301% due 01/28/2014		1,395	1,402

UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	305
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	215
5.450% due 11/22/2017		2,600	2,828
Wachovia Corp.
5.500% due 05/01/2013		8,300	8,335
Wells Fargo Capital
5.950% due 12/01/2086		25,100	25,463
Westpac Banking Corp.
3.585% due 08/14/2014		4,900	5,104

			1,686,295

INDUSTRIALS 2.7%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,195
9.700% due 11/10/2018		2,162	3,014
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,040
6.150% due 06/01/2018		1,200	1,461
Anheuser-Busch InBev Worldwide, Inc.
0.851% due 01/27/2014		32,400	32,505
Baidu, Inc.
2.250% due 11/28/2017		10,200	10,354
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,844
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,600	16,676
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,345
CSN Resources S.A.
6.500% due 07/21/2020		20,600	22,135
Daimler Finance North America LLC
1.480% due 09/13/2013		9,298	9,335
Dell, Inc.
4.700% due 04/15/2013		500	501
DISH DBS Corp.
7.000% due 10/01/2013		1,400	1,439
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		500	583
General Mills, Inc.
0.640% due 05/16/2014		10,000	10,035
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,174
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,470
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,613
Hewlett-Packard Co.
0.568% due 05/24/2013		4,700	4,700
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,891
International Business Machines Corp.
5.700% due 09/14/2017		1,800	2,157
Mondelez International, Inc.
2.625% due 05/08/2013		17,990	18,025
Noble Group Ltd.
4.875% due 08/05/2015		4,800	5,064
6.625% due 08/05/2020		5,000	5,463
6.750% due 01/29/2020		7,100	7,987
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,020
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	297
7.500% due 12/18/2013	GBP	200	319
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	46,812
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	12,770
Rohm & Haas Co.
6.000% due 09/15/2017		3,700	4,351
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,219
Teva Pharmaceutical Finance Co. BV
1.193% due 11/08/2013		7,000	7,037
Time Warner Cable, Inc.
6.200% due 07/01/2013		400	405
Vale Overseas Ltd.
4.625% due 09/15/2020		2,000	2,129
5.625% due 09/15/2019		16,600	18,811
Vivendi S.A.
2.400% due 04/10/2015		6,500	6,638
WM Wrigley Jr. Co.
3.700% due 06/30/2014		11,243	11,550

			299,364

UTILITIES 1.6%
BellSouth Corp.
4.020% due 04/26/2021	62,500	62,633
DTE Energy Co.
0.987% due 06/03/2013	4,700	4,705
Entergy Corp.
3.625% due 09/15/2015	12,200	12,755
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,500	2,673
6.212% due 11/22/2016	1,200	1,340
7.343% due 04/11/2013	1,700	1,705
8.146% due 04/11/2018	6,600	8,011
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	759
10.500% due 03/25/2014	800	871
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,475
7.750% due 10/17/2016	3,405	3,963
7.750% due 01/20/2020	3,100	3,813
8.000% due 08/07/2019	5,100	6,311
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,150
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	14,915	16,481
Petroleos Mexicanos
5.500% due 01/21/2021	4,500	5,186
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,933
4.750% due 02/16/2021	4,200	4,693
Qwest Corp.
3.530% due 06/15/2013	10,841	10,879
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	2,600	3,107
6.750% due 09/30/2019	2,000	2,500
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,135
7.875% due 03/13/2018	5,700	6,868
Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,502

		181,448

Total Corporate Bonds & Notes (Cost $2,016,291)		2,167,107

MUNICIPAL BONDS & NOTES 4.6%
CALIFORNIA 2.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,803
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,815
7.043% due 04/01/2050	8,600	12,356
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,667
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,400	10,307
7.550% due 04/01/2039	2,000	2,889
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	8,491
7.625% due 03/01/2040	18,600	26,918
7.700% due 11/01/2030	100	126
7.950% due 03/01/2036	29,300	36,689
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,238
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	16,280	16,316
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,161
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,560
7.618% due 08/01/2040	1,800	2,414
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,915
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	13,245
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,954
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,351
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,532

Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	466
7.021% due 08/01/2040	700	815
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	16,102
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	36,975
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,361
5.125% due 06/01/2046	655	577
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,001
6.398% due 05/15/2031	1,200	1,501
6.548% due 05/15/2048	4,700	6,211

		235,756

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,168

DISTRICT OF COLUMBIA 0.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	9,200	11,698

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,583

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,762

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	799

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,753

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,760

NEW JERSEY 0.6%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	14,272
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.280% due 06/15/2013	15,900	15,915
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	35,757
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,624

		68,568

NEW YORK 0.6%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.422% due 06/15/2031	5,130	6,866
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	2,800	3,332
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	32,554
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,778
6.282% due 06/15/2042	2,100	2,491
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	9,500	11,132
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	3,091

		62,244

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	43,307
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	91
6.500% due 06/01/2047	3,600	3,513

		46,911

TEXAS 0.3%
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.494% due 02/15/2031	3,390	4,636
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
8.411% due 02/01/2027	2,575	3,496
8.495% due 10/01/2031	6,240	8,701
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	19,129

		35,962

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	20,721

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,692

Total Municipal Bonds & Notes (Cost $431,662)		512,377

U.S. GOVERNMENT AGENCIES 33.2%
Fannie Mae
0.264% due 12/25/2036 - 07/25/2037	3,389	3,261
0.454% due 05/25/2037	881	882
0.500% due 03/30/2016	800	802
0.514% due 04/25/2037	3,237	3,252
0.554% due 03/25/2044	2,177	2,113
0.614% due 09/25/2035	1,417	1,430
0.654% due 09/25/2035	7,182	7,249
0.875% due 08/28/2017 - 02/08/2018	38,900	38,936
0.904% due 10/25/2037	1,815	1,832
1.104% due 07/25/2039	1,270	1,285
1.125% due 04/27/2017	24,000	24,472
1.250% due 01/30/2017	5,200	5,320
1.375% due 06/01/2043 - 07/01/2044	2,290	2,326
1.575% due 09/01/2040	15	16
2.075% due 04/01/2035	3,910	4,136
2.296% due 01/01/2025	11	11
2.310% due 08/01/2022	4,700	4,755
2.364% due 11/01/2025	1	1
2.401% due 09/01/2039	27	29
2.475% due 04/01/2019	14,800	15,671
2.500% due 08/01/2022 - 05/01/2028	53,736	55,849
2.552% due 08/01/2035	1,312	1,396
2.640% due 05/25/2035	400	422
2.670% due 08/01/2022	792	819
2.870% due 09/01/2027	6,700	6,504
3.000% due 09/01/2020 - 04/01/2043	356,214	370,006
3.330% due 11/01/2021	1,369	1,498
3.500% due 11/01/2025 - 04/01/2043	191,306	202,336
3.818% due 10/01/2032	579	590
3.996% due 11/01/2035	115	119
4.000% due 01/01/2026 - 05/01/2043	728,100	776,660
4.482% due 12/01/2036	984	1,043
4.500% due 11/01/2021 - 05/01/2043	825,108	890,265
4.501% due 07/01/2019	29,688	34,160
4.618% due 09/01/2034	733	793
5.000% due 02/13/2017 - 04/01/2043	162,651	177,056
5.037% due 09/01/2035	349	374
5.168% due 08/01/2035	574	619
5.375% due 06/12/2017	8,100	9,670
5.500% due 09/01/2017 - 05/01/2043	280,670	306,681
6.000% due 09/01/2016 - 04/01/2043	114,615	126,095
6.500% due 11/01/2034	67	79
7.000% due 04/25/2023 - 06/01/2032	1,021	1,191
Freddie Mac
0.353% due 07/15/2019	1,756	1,757
0.503% due 05/15/2036	2,468	2,473
0.653% due 11/15/2030	13	13
0.703% due 09/15/2030	11	11
0.875% due 03/07/2018	3,300	3,299
0.903% due 08/15/2037	22,504	22,711
0.923% due 05/15/2037	647	651
1.000% due 03/08/2017 - 09/29/2017	189,700	192,018
1.250% due 05/12/2017 - 10/02/2019	42,500	42,588
1.375% due 02/25/2045	355	343
1.750% due 05/30/2019	5,500	5,669
2.375% due 01/13/2022	5,900	6,157
2.482% due 07/01/2027	1	1
2.497% due 01/01/2028	1	1

2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		2,000	2,297
4.000% due 04/01/2029 - 04/01/2043		143,117	152,207
4.500% due 03/01/2029 - 10/01/2041		162,025	173,579
5.000% due 02/16/2017		2,900	3,384
5.500% due 08/23/2017 - 10/01/2038		10,426	11,424
6.000% due 07/01/2016 - 04/01/2043		19,699	21,580
6.500% due 06/01/2016 - 10/01/2037		191	213
7.000% due 06/15/2023		551	633
7.500% due 07/15/2030 - 03/01/2032		112	137
8.500% due 08/01/2024		7	8
Ginnie Mae
0.703% due 09/20/2030		9	9
0.803% due 02/16/2030		101	102
1.625% due 02/20/2027 - 02/20/2032		338	353
1.750% due 04/20/2026 - 05/20/2030		47	49
2.000% due 07/20/2030		4	5
6.000% due 12/15/2038 - 11/15/2039		139	156
Small Business Administration
5.130% due 09/01/2023		29	32
6.290% due 01/01/2021		37	41
7.500% due 04/01/2017		158	170

Total U.S. Government Agencies (Cost $3,686,333)			3,726,076

U.S. TREASURY OBLIGATIONS 31.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (l)		6,691	7,222
0.125% due 01/15/2022		161,145	175,598
0.125% due 07/15/2022		86,310	94,206
0.625% due 07/15/2021		35,553	40,730
0.625% due 02/15/2043		3,205	3,232
0.750% due 02/15/2042		44,837	47,044
1.125% due 01/15/2021		48,735	57,534
1.250% due 07/15/2020		23,439	28,036
1.750% due 01/15/2028		68,694	87,558
1.875% due 07/15/2019		3,235	3,966
2.000% due 01/15/2026		45,477	59,340
2.125% due 01/15/2019		37,215	45,448
2.375% due 01/15/2025		63,154	84,972
2.375% due 01/15/2027		33,797	46,114
2.500% due 01/15/2029		30,136	42,224
3.625% due 04/15/2028		12,386	19,392
3.875% due 04/15/2029		32,495	52,942
U.S. Treasury Notes
0.375% due 01/15/2016		1,900	1,902
0.750% due 10/31/2017		19,900	19,967
0.750% due 12/31/2017		113,300	113,521
0.750% due 02/28/2018		166,000	166,065
0.750% due 03/31/2018 (a)		55,400	55,365
0.875% due 01/31/2018		53,600	53,977
0.875% due 07/31/2019		81,100	80,118
1.000% due 06/30/2019 (j)(k)		179,200	178,626
1.000% due 08/31/2019 (k)		286,500	284,777
1.000% due 09/30/2019		155,200	154,169
1.000% due 11/30/2019		474,000	469,556
1.125% due 05/31/2019 (j)(k)(l)		51,300	51,601
1.125% due 12/31/2019		46,500	46,376
1.125% due 03/31/2020 (a)		50,300	49,880
1.250% due 02/29/2020 (h)(k)		56,900	57,047
1.375% due 01/31/2020		3,300	3,341
1.500% due 08/31/2018 (j)(k)(l)		147,600	152,697
1.625% due 08/15/2022		158,100	156,210
1.625% due 11/15/2022		334,400	328,809
1.750% due 05/15/2022		10,400	10,441
2.000% due 02/15/2023		73,600	74,601
2.625% due 04/30/2018		8,200	8,957
2.875% due 03/31/2018		10,300	11,374
3.375% due 11/15/2019		16,100	18,445
3.500% due 02/15/2018		11,800	13,366
3.625% due 02/15/2020		21,500	25,004

Total U.S. Treasury Obligations (Cost $3,426,514)			3,481,750

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
2.457% due 02/25/2045		1,404	1,380
Arran Residential Mortgages Funding PLC
1.426% due 11/19/2047	EUR	11,035	14,180
1.626% due 05/16/2047		10,840	14,152
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	13,233
5.727% due 05/10/2045		6,400	7,226
Banc of America Funding Corp.
2.631% due 05/25/2035		1,883	1,935

Banc of America Large Loan Trust
2.503% due 11/15/2015		1,900	1,916
Banc of America Mortgage Trust
3.119% due 05/25/2033		2,186	2,173
6.500% due 10/25/2031		179	189
BCAP LLC Trust
5.575% due 03/26/2037		1,400	1,327
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		242	237
2.573% due 04/25/2033		309	321
2.726% due 02/25/2033		24	25
2.733% due 11/25/2030		2	2
2.899% due 04/25/2034		1,310	1,296
2.959% due 02/25/2033		55	50
2.975% due 01/25/2035		967	954
3.068% due 01/25/2034		766	782
3.080% due 11/25/2034		4,849	4,834
3.129% due 07/25/2034		1,612	1,514
3.485% due 11/25/2034		1,153	1,165
5.333% due 01/25/2035		694	714
Bear Stearns Alt-A Trust
2.768% due 05/25/2035		3,670	3,366
2.926% due 09/25/2035		2,187	1,851
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,121
5.471% due 01/12/2045		2,800	3,233
5.700% due 06/11/2050		9,400	11,060
5.703% due 06/11/2050		7,741	8,101
Bear Stearns Structured Products, Inc.
2.618% due 01/26/2036		4,469	3,507
2.735% due 12/26/2046		2,474	1,718
Chase Mortgage Finance Corp.
5.175% due 01/25/2036 ^		7,290	7,145
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		745	733
2.732% due 05/25/2035		2,668	2,581
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,422
Commercial Mortgage Pass-Through Certificates
5.383% due 02/15/2040		530	581
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		4,634	3,741
0.384% due 05/25/2047		3,258	2,426
0.394% due 09/25/2046		46,545	32,863
0.404% due 05/25/2036		11,993	8,487
6.000% due 02/25/2037 ^		17,031	12,880
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		952	830
2.800% due 02/20/2035		5,313	5,091
2.927% due 11/25/2034		3,142	2,959
Credit Suisse First Boston Mortgage Securities Corp.
4.850% due 06/25/2032		20	20
Deutsche ALT-A Securities, Inc.
0.704% due 02/25/2035		911	839
Epic Opera PLC
0.761% due 07/28/2016	GBP	5,384	8,059
First Horizon Alternative Mortgage Securities
2.358% due 09/25/2035		$113	97
2.398% due 08/25/2035		7,440	6,583
First Horizon Mortgage Pass-Through Trust
2.598% due 10/25/2035		7,242	6,545
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		3	3
Granite Master Issuer PLC
0.403% due 12/20/2054		3,648	3,578
0.814% due 12/20/2054	GBP	3,679	5,487
Granite Mortgages PLC
0.486% due 09/20/2044	EUR	374	475
0.589% due 01/20/2044		369	469
0.887% due 09/20/2044	GBP	2,972	4,466
0.891% due 01/20/2044		560	842
Greenpoint Mortgage Pass-Through Certificates
2.939% due 10/25/2033		$1,952	1,941
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	423
5.317% due 06/10/2036		889	914
5.444% due 03/10/2039		3,400	3,890
GS Mortgage Securities Corp.
1.103% due 03/06/2020		4,095	4,099
5.396% due 08/10/2038		905	946
GSR Mortgage Loan Trust
2.662% due 09/25/2035		8,819	9,110
5.111% due 11/25/2035		2,727	2,693
Harborview Mortgage Loan Trust
0.393% due 01/19/2038		7,602	6,066
0.423% due 05/19/2035		708	580

0.453% due 01/19/2036		14,720	9,936
0.953% due 10/19/2035		5,204	4,059
3.027% due 07/19/2035		2,954	2,560
Holmes Master Issuer PLC
1.545% due 10/15/2054	EUR	5,772	7,466
Indymac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		$3	2
Indymac Index Mortgage Loan Trust
0.414% due 04/25/2046		7,926	6,230
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	14,106
4.158% due 01/12/2039		5,171	5,285
5.336% due 05/15/2047		6,800	7,693
5.420% due 01/15/2049		20,956	23,950
5.640% due 03/18/2051		10,300	11,696
5.882% due 02/15/2051		1,770	2,072
JPMorgan Mortgage Trust
2.528% due 06/25/2035		1,030	1,031
2.985% due 10/25/2036		11,294	9,425
2.993% due 08/25/2034		10,913	10,801
4.863% due 02/25/2035		860	872
5.750% due 01/25/2036		1,495	1,413
MASTR Adjustable Rate Mortgages Trust
0.917% due 01/25/2047 ^		7,548	4,453
Merrill Lynch Floating Trust
0.740% due 07/09/2021		9,644	9,505
Merrill Lynch Mortgage Investors Trust
0.414% due 02/25/2036		2,872	2,564
0.454% due 11/25/2035		438	419
1.204% due 10/25/2035		1,102	1,104
2.288% due 04/25/2035		12,544	12,167
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,277
Morgan Stanley Capital Trust
5.610% due 04/15/2049		4,920	4,985
5.809% due 12/12/2049		600	704
5.889% due 06/11/2049		3,100	3,622
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		2,200	2,541
Prime Mortgage Trust
0.604% due 02/25/2019		11	11
0.604% due 02/25/2034		291	285
Residential Accredit Loans, Inc. Trust
0.304% due 05/25/2037		18,116	12,792
3.768% due 12/25/2035		1,040	809
Residential Asset Securitization Trust
0.654% due 10/25/2035		4,177	3,242
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	484	587
Structured Adjustable Rate Mortgage Loan Trust
0.404% due 04/25/2047		$5,271	3,549
5.278% due 07/25/2035		727	678
Structured Asset Mortgage Investments, Inc.
0.453% due 07/19/2035		4,490	4,447
0.863% due 09/19/2032		73	72
Structured Asset Securities Corp.
2.324% due 07/25/2032		7	7
2.584% due 02/25/2032		9	9
Suntrust Adjustable Rate Mortgage Loan Trust
5.811% due 02/25/2037 ^		7,556	6,488
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		37,259	34,407
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		5,179	5,110
5.509% due 04/15/2047		3,200	3,641
Wachovia Mortgage Loan Trust LLC
3.032% due 05/20/2036 ^		10,658	9,137
WaMu Mortgage Pass-Through Certificates
0.494% due 10/25/2045		770	719
0.524% due 01/25/2045		7,372	7,038
1.377% due 11/25/2042		348	334
1.577% due 08/25/2042		878	844
4.732% due 12/25/2036 ^		1,032	960
5.050% due 07/25/2037 ^		7,922	7,319
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		2,569	2,571
2.624% due 12/25/2034		1,953	1,957
2.641% due 03/25/2036		3,731	3,762

Total Mortgage-Backed Securities (Cost $494,899)			533,139

ASSET-BACKED SECURITIES 1.6%
Accredited Mortgage Loan Trust
0.334% due 02/25/2037		7,158	6,458
Amortizing Residential Collateral Trust
0.744% due 06/25/2032		156	130

Bear Stearns Asset-Backed Securities Trust
0.284% due 10/25/2036		134	130
0.294% due 06/25/2047		299	296
0.354% due 11/25/2036		22,390	15,806
0.364% due 08/25/2036		2,932	2,021
Concord Real Estate CDO Ltd.
0.484% due 12/25/2046		7,853	7,488
Credit-Based Asset Servicing and Securitization LLC
0.264% due 11/25/2036		197	99
EMC Mortgage Loan Trust
0.944% due 05/25/2040		236	222
First Franklin Mortgage Loan Trust
0.694% due 09/25/2035		2,800	2,390
Fremont Home Loan Trust
0.264% due 01/25/2037		110	55
Hillmark Funding
0.539% due 05/21/2021		24,100	23,552
HSBC Home Equity Loan Trust
0.493% due 01/20/2034		3,715	3,699
JPMorgan Mortgage Acquisition Corp.
0.264% due 03/25/2047		1,272	1,192
Lafayette CLO Ltd.
1.683% due 09/06/2022		18,835	18,843
Lehman XS Trust
0.384% due 06/25/2036		8,129	5,588
Long Beach Mortgage Loan Trust
0.764% due 10/25/2034		156	140
3.204% due 11/25/2032		50	41
MASTR Asset-Backed Securities Trust
0.444% due 03/25/2036		7,515	3,850
Morgan Stanley ABS Capital
0.454% due 08/25/2036		20,000	9,137
Novastar Home Equity Loan
0.444% due 11/25/2036		4,671	1,848
Penta CLO S.A.
0.564% due 06/04/2024	EUR	2,324	2,825
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		$1,996	1,997
Residential Asset Securities Corp. Trust
0.364% due 06/25/2036		11,416	10,478
0.784% due 05/25/2035		1,397	1,312
Sagamore CLO Ltd.
0.844% due 10/15/2015		222	222
Securitized Asset-Backed Receivables LLC
0.334% due 05/25/2037 ^		1,983	1,096
Sherwood Castle Funding PLC
0.413% due 03/15/2016	EUR	12,000	15,348
SLM Student Loan Trust
0.463% due 12/15/2023		16,592	20,810
2.853% due 12/16/2019		$1,900	1,952
3.500% due 08/17/2043		3,954	3,793
Structured Asset Securities Corp.
0.374% due 12/25/2036		9,900	6,841
0.784% due 01/25/2033		42	41
Washington Mutual Asset-Backed Certificates Trust
0.444% due 05/25/2036		15,000	6,953
Wells Fargo Home Equity Trust
0.794% due 11/25/2035		1,800	1,392
Wind River CLO Ltd.
0.610% due 12/19/2016		2,347	2,340

Total Asset-Backed Securities (Cost $177,416)			180,385

SOVEREIGN ISSUES 13.2%
Autonomous Community of Madrid Spain
5.750% due 02/01/2018	EUR	5,200	6,899
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,300	3,199
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	6,765	3,429
10.000% due 01/01/2021		118	59
10.000% due 01/01/2023		76	38
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	1,589	1,966
2.100% due 09/15/2021 (c)		5,215	6,215
2.500% due 03/01/2015		22,100	28,554
3.000% due 04/15/2015		1,800	2,344
3.500% due 11/01/2017		25,100	32,227
3.750% due 08/01/2015		2,700	3,563
3.750% due 04/15/2016		16,800	22,233
3.750% due 08/01/2016		16,200	21,386
4.000% due 02/01/2017		29,600	39,146
4.250% due 07/01/2014		2,700	3,567
4.250% due 08/01/2014		2,900	3,844
4.500% due 07/15/2015		27,500	36,841
4.750% due 09/15/2016		36,900	50,157

4.750% due 05/01/2017		64,200	86,585
4.750% due 06/01/2017		64,700	87,271
5.250% due 08/01/2017		6,600	9,089
6.000% due 11/15/2014		8,700	11,884
Italy Certificati Di Credito Del Tesoro
0.000% due 05/30/2014		22,100	27,856
0.000% due 09/30/2014		37,700	47,043
Junta de Castilla y Leon
6.270% due 02/19/2018		10,800	14,491
6.505% due 03/01/2019		10,700	14,418
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,267
Mexico Government International Bond
6.000% due 06/18/2015	MXN	128,000	10,767
6.250% due 06/16/2016		276,000	23,581
9.000% due 06/20/2013		4,697,000	384,721
10.000% due 12/05/2024		460,300	53,682
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,788
Province of British Columbia
4.300% due 06/18/2042	CAD	700	793
Province of Ontario
1.600% due 09/21/2016		$300	309
1.650% due 09/27/2019		3,500	3,504
2.450% due 06/29/2022		38,000	38,204
2.850% due 06/02/2023	CAD	2,300	2,273
3.000% due 07/16/2018		$3,700	4,023
3.150% due 06/02/2022	CAD	52,500	53,752
4.000% due 10/07/2019		$1,000	1,143
4.000% due 06/02/2021	CAD	40,400	44,216
4.200% due 03/08/2018		2,100	2,295
4.200% due 06/02/2020		16,500	18,267
4.300% due 03/08/2017		6,800	7,368
4.400% due 06/02/2019		8,000	8,910
4.400% due 04/14/2020		$600	702
4.600% due 06/02/2039	CAD	3,900	4,519
4.700% due 06/02/2037		6,300	7,349
5.500% due 06/02/2018		2,300	2,656
Province of Quebec
2.750% due 08/25/2021		$20,500	21,336
3.000% due 09/01/2023	CAD	900	893
3.500% due 07/29/2020		$3,000	3,330
3.500% due 12/01/2022	CAD	55,300	57,675
4.250% due 12/01/2021		40,400	44,738
4.500% due 12/01/2016		300	326
4.500% due 12/01/2017		4,200	4,625
4.500% due 12/01/2018		5,400	6,010
4.500% due 12/01/2019		1,600	1,792
4.500% due 12/01/2020		3,500	3,938
Spain Government International Bond
3.000% due 04/30/2015	EUR	2,600	3,371
3.150% due 01/31/2016		5,300	6,836
3.750% due 10/31/2015		33,100	43,341
3.800% due 01/31/2017		400	519
4.000% due 07/30/2015		500	661
4.250% due 10/31/2016		29,000	38,255
4.400% due 01/31/2015		6,300	8,398

Total Sovereign Issues (Cost $1,465,992)			1,487,437

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		31,000	39,951

Total Convertible Preferred Securities (Cost $34,437)			39,951

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
0.636% due 04/29/2013 (d)		1,239	9,002

Total Preferred Securities (Cost $13,055)			9,002

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.2%
CERTIFICATES OF DEPOSIT 3.1%
Abbey National Treasury Services PLC
1.661% due 06/10/2013		$41,500	41,602
Banco do Brasil S.A.
0.000% due 01/24/2014		6,100	6,047
1.997% due 06/28/2013		38,200	38,165
Dexia Credit Local S.A.
1.650% due 09/12/2013		149,500	150,086
1.700% due 09/06/2013		72,100	72,389
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		27,500	27,273
0.000% due 11/01/2013		17,700	17,526

			353,088

COMMERCIAL PAPER 0.6%
Entergy Corp.
0.850% due 05/28/2013		5,600	5,595
Ford Motor Credit Co. LLC
1.021% due 11/08/2013		18,300	18,182
Kansas City Power & Light Co.
0.850% due 04/18/2013		8,400	8,397
Santander S.A.
2.200% due 04/02/2013		7,400	7,399
3.100% due 10/01/2013		29,800	29,650

			69,223

REPURCHASE AGREEMENTS 0.6%
Banc of America Securities LLC
0.210% due 04/01/2013		2,100	2,100
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2043 valued at $2,150. Repurchase proceeds are $2,100.)
Barclays, Inc.
0.210% due 04/01/2013		56,100	56,100
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $57,228. Repurchase proceeds are $56,101.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		4,947	4,947
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $5,047. Repurchase proceeds are $4,947.)

			63,147

MEXICO TREASURY BILLS 1.0%
4.068% due 04/18/2013 - 06/20/2013 (b)	MXN	1,425,905	114,579

U.S. TREASURY BILLS 0.0%
0.131% due 04/18/2013 - 02/06/2014 (b)(l)		$4,850	4,845

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.9%
PIMCO Short-Term Floating NAV Portfolio		1,143	12
PIMCO Short-Term Floating NAV Portfolio III		32,451,156	324,284

			324,296

Total Short-Term Instruments (Cost $926,503)			929,178

Total Investments 116.5% (Cost $12,697,661)			$13,091,150
Written Options (n) (0.0%) (Premiums $7,650)			(2,704)
Other Assets and Liabilities (Net) (16.5%)			(1,854,262)

Net Assets 100.0%			$11,234,184

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $77,641 at a weighted average interest rate of (0.121%).

(g)	Securities with an aggregate market value of $1,834 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(0.750%)	02/13/2013	02/12/2015	$1,783	$(1,781)

(h)	Securities with an aggregate market value of $56,144 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(i)	Sale-buyback financing transactions as of March 31, 2013:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Sale-Buyback Financing Transactions
BRC	(0.050%)	03/28/2013	04/01/2013	$56,193	$(56,193)

(j)	Securities with an aggregate market value of $11,232 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	141	$78
3-Month Euribor June Futures	Long	06/2015	181	6
3-Month Euribor March Futures	Long	03/2015	188	1
3-Month Euribor September Futures	Long	09/2015	5	0
30-Year Deliverable Interest Rate Swap June Futures	Short	06/2013	15	(4)
90-Day Eurodollar December Futures	Long	12/2013	109	8
90-Day Eurodollar December Futures	Long	12/2014	153	25
90-Day Eurodollar December Futures	Long	12/2015	4,069	(206)
90-Day Eurodollar June Futures	Long	06/2015	5,119	2,200
90-Day Eurodollar June Futures	Long	06/2016	116	(13)
90-Day Eurodollar March Futures	Long	03/2015	154	32
90-Day Eurodollar March Futures	Long	03/2016	1,358	(102)
90-Day Eurodollar September Futures	Long	09/2013	85	3
90-Day Eurodollar September Futures	Long	09/2015	1,042	328
90-Day Eurodollar September Futures	Long	09/2016	77	(12)
Euro-Bund 10-Year Bond June Futures	Short	06/2013	1,042	(2,633)
U.S. Treasury 10-Year Note June Futures	Long	06/2013	2,944	2,564

				$2,275

(k)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $40,323 and cash of $22 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		$1,700	$(72)	$(66)
iTraxx Europe 18 Index	(1.000%)	12/20/2017	EUR	13,200	117	23

					$45	$(43)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$130,400	$14	$168
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	1,221,100	9,041	1,020
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	34,800	(9,487)	(351)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	378,600	21,773	(2,957)

					$21,341	$(2,120)

(l)	Securities with an aggregate market value of $16,128 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(m)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	1.378%		$100	$(3)	$(22)	$19
ArcelorMittal	FBF	1.000%	06/20/2016	2.556%		3,500	(175)	(177)	2
Australia Government Bond	GST	1.000%	06/20/2017	0.318%		400	12	4	8
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.347%		5,300	71	(94)	165
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	0.640%		900	14	(23)	37
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.722%		21,600	281	(369)	650
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	0.640%		700	11	(17)	28
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.347%		2,600	35	(46)	81
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.347%		2,600	35	(47)	82
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.916%		700	2	(6)	8
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.864%		1,000	4	(14)	18
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.916%		2,300	5	(20)	25
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.994%		1,100	1	(7)	8
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.024%		18,400	(6)	(27)	21
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.116%		31,000	(122)	(781)	659
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.916%		1,000	2	(16)	18
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.024%		51,100	(16)	(156)	140
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.864%		6,600	22	(70)	92
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.024%		8,100	(3)	(20)	17
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.864%		8,200	27	(209)	236
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.916%		5,500	13	(69)	82
Brazil Government International Bond	GST	1.000%	06/20/2015	0.864%		900	3	(12)	15
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.916%		3,300	8	(33)	41
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.024%		25,400	(8)	(37)	29
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.864%		10,900	35	(120)	155
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.916%		3,300	7	(34)	41
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.073%		5,300	(11)	(31)	20
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.185%		5,200	(38)	(48)	10
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.864%		1,500	4	(15)	19
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.916%		700	1	(7)	8
China Government International Bond	BPS	1.000%	03/20/2016	0.386%		500	9	6	3
China Government International Bond	BRC	1.000%	03/20/2016	0.386%		1,000	19	12	7
China Government International Bond	CBK	1.000%	06/20/2016	0.407%		10,800	214	116	98
China Government International Bond	DUB	1.000%	06/20/2016	0.407%		6,900	137	76	61
China Government International Bond	DUB	1.000%	09/20/2016	0.454%		100	2	1	1
China Government International Bond	FBF	1.000%	03/20/2015	0.278%		5,000	75	24	51
China Government International Bond	GST	1.000%	09/20/2016	0.454%		100	2	1	1
China Government International Bond	JPM	1.000%	06/20/2016	0.407%		5,500	109	59	50
China Government International Bond	MYC	1.000%	09/20/2016	0.454%		300	6	2	4
China Government International Bond	RYL	1.000%	06/20/2016	0.407%		5,100	102	54	48
China Government International Bond	RYL	1.000%	09/20/2016	0.454%		400	8	3	5
Dell, Inc.	GST	1.000%	06/20/2018	3.518%		6,200	(736)	(104)	(632)
Export-Import Bank of China	DUB	1.000%	06/20/2017	0.639%		900	15	(38)	53
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.218%		5,000	186	0	186
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.163%		11,100	395	0	395
Indonesia Government International Bond	BOA	1.000%	06/20/2016	0.975%		18,800	25	(349)	374
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.069%		700	(2)	(11)	9
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.059%		7,500	(581)	(539)	(42)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.832%		1,100	5	(26)	31
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.280%		5,300	(59)	(156)	97
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.280%		18,500	(207)	(553)	346
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.069%		5,300	(10)	(79)	69
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.069%		2,400	(5)	(38)	33
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.280%		3,200	(36)	(99)	63
Italy Government International Bond	BOA	1.000%	03/20/2018	2.954%		5,200	(453)	(388)	(65)
Italy Government International Bond	BRC	1.000%	03/20/2018	2.954%		1,700	(148)	(108)	(40)
Italy Government International Bond	CBK	1.000%	03/20/2018	2.954%		800	(69)	(51)	(18)
Italy Government International Bond	DUB	1.000%	03/20/2018	2.954%		6,700	(582)	(526)	(56)
Italy Government International Bond	FBF	1.000%	03/20/2018	2.954%		800	(69)	(51)	(18)
Italy Government International Bond	GST	1.000%	03/20/2018	2.954%		2,200	(191)	(196)	5
Italy Government International Bond	HUS	1.000%	03/20/2018	2.954%		2,500	(217)	(219)	2
Italy Government International Bond	MYC	1.000%	03/20/2018	2.954%		1,700	(148)	(111)	(37)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.456%		600	9	8	1
Japan Government International Bond	GST	1.000%	12/20/2015	0.430%		2,800	44	68	(24)
Japan Government International Bond	GST	1.000%	06/20/2016	0.477%		9,400	161	96	65
Japan Government International Bond	JPM	1.000%	03/20/2016	0.456%		2,500	41	22	19
Japan Government International Bond	JPM	1.000%	06/20/2017	0.599%		15,300	254	(27)	281
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.017%		7,900	(10)	(323)	313
MetLife, Inc.	BOA	1.000%	12/20/2014	0.386%		10,800	120	(143)	263
MetLife, Inc.	BOA	1.000%	09/20/2015	0.559%		7,500	84	(492)	576
MetLife, Inc.	BOA	1.000%	12/20/2015	0.626%		18,100	187	(865)	1,052
MetLife, Inc.	CBK	1.000%	12/20/2015	0.626%		6,900	71	(251)	322
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.519%		400	5	(6)	11
Mexico Government International Bond	BOA	1.000%	03/20/2018	0.932%		800	3	(1)	4
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.782%		6,500	61	(48)	109
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.448%		5,500	62	(124)	186
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.448%		3,600	40	(83)	123
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.519%		1,200	15	(18)	33
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.591%		15,800	196	(116)	312
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.618%		40,900	512	99	413
Mexico Government International Bond	DUB	1.000%	03/20/2018	0.932%		900	3	(2)	5
Mexico Government International Bond	GST	1.000%	06/20/2017	0.782%		500	4	(5)	9
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.838%		2,400	18	(53)	71
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.591%		1,200	12	0	12
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.668%		7,100	83	(33)	116
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.519%		5,400	66	(63)	129
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.519%		600	8	(8)	16
Morgan Stanley	CBK	1.000%	06/20/2013	0.238%		3,500	7	(209)	216
Morgan Stanley	FBF	1.000%	06/20/2013	0.238%		19,300	41	(364)	405
NRG Energy, Inc.	GST	5.000%	12/20/2016	2.571%		1,600	146	(7)	153
NRG Energy, Inc.	GST	5.000%	03/20/2017	2.770%		8,500	757	(701)	1,458
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.947%		2,200	191	(176)	367
NRG Energy, Inc.	GST	5.000%	12/20/2019	4.206%		4,300	255	57	198
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.681%		9,000	79	(263)	342
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.233%	EUR	16,900	(5)	(238)	233
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.221%		26,600	4	(398)	402
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.294%		$10,900	256	189	67
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.279%		2,200	48	42	6
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.279%		4,300	95	83	12
United Kingdom Gilt	GST	1.000%	12/20/2016	0.336%		13,400	338	40	298
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.294%		4,900	115	85	30
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.207%		7,900	132	34	98
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.294%		3,500	83	61	22
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.294%		4,700	110	81	29
Vodafone Group PLC	FBF	1.000%	03/20/2016	0.547%		3,900	54	56	(2)

							$2,762	$(9,807)	$12,569

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$2,600	$80	$259	$(179)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	33,800	1,523	4,264	(2,741)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	18,400	829	2,222	(1,393)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	1,000	46	137	(91)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	18	50	(32)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	37,700	1,698	4,099	(2,401)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	3,000	135	345	(210)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	11,000	496	1,288	(792)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,833	32	0	32
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	4,051	71	0	71
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	6	0	6
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	5,691	7	0	7
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	4,900	(154)	(283)	129
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	2,000	(63)	(120)	57
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049	900	(29)	(34)	5
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051	1,000	(30)	(35)	5
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017	14,200	(23)	(456)	433
MCDX-18 10-Year Index	CBK	1.000%	06/20/2022	13,400	(464)	(1,025)	561
MCDX-19 10-Year Index	CBK	1.000%	12/20/2022	8,500	(339)	(318)	(21)

					$3,839	$10,393	$(6,554)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	$68	$15	$53
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	1,070	176	894
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	70	6	64
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		18,300	9	(11)	20
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		54,900	27	(35)	62
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	2,022	(264)	2,286
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	76	(10)	86
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	108	(34)	142
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	228	(58)	286
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		149,000	(86)	(108)	22
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		124,600	(72)	(95)	23
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	150	7	143
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		17,100	0	(26)	26
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		13,000	0	(26)	26
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		10,000	0	(23)	23
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		161,500	5	(339)	344
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		197,100	7	(354)	361
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		83,000	131	(7)	138
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		49,000	78	(5)	83

							$3,891	$(1,191)	$5,082

(n)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$130,700	$647	$0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	58,400	109	(104)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		58,400	130	(123)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	28	(25)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	31	(30)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	29	(25)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	29	(30)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$94,900	670	(3)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	53,600	112	(12)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		21,200	41	(5)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		7,000	12	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		$23,700	65	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		53,100	127	(8)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		117,300	401	(359)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		51,400	21	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		51,400	96	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		32,900	93	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		42,600	13	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		42,600	72	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	04/29/2013		43,600	53	(15)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	04/29/2013		43,600	31	(17)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	04/02/2013		42,400	25	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.150%	04/02/2013		42,400	53	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		110,400	819	(8)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	30,500	155	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		15,100	77	(6)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$6,700	27	(24)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,700	45	(21)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		23,200	104	(85)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		23,200	169	(71)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,500	79	(144)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		39,500	249	(121)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		72,900	360	(267)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		72,900	335	(224)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		38,700	133	(142)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		38,700	133	(119)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		55,400	278	(203)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		55,400	391	(170)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		29,300	221	(4)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		22,800	73	(83)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		22,800	83	(70)

								$6,619	$(2,542)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	82.000	04/04/2013	$10,300	$12	$0
Put - OTC USD versus JPY	BPS		84.000	04/04/2013	23,700	60	0
Put - OTC USD versus JPY	BPS		86.000	04/04/2013	18,200	55	0
Put - OTC USD versus JPY	BPS		87.000	04/04/2013	14,400	29	0
Call - OTC USD versus JPY	BOA		96.000	04/04/2013	8,600	87	(15)

						$243	$(15)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$116	$(24)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	293	(59)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	191	(28)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	37	(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	151	(28)

						$788	$(147)

(o)	Restricted securities as of March 31, 2013:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,055	$4,598	0.04%

(p)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	04/01/2028	$5,000	$5,300	$(5,301)
Fannie Mae	5.000%	03/01/2043	16,000	17,316	(17,305)
U.S. Treasury Bills	0.145%	02/06/2014	300	300	(300)

				$22,916	$(22,906)

(q)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	113,239		$57,365	FBF	$1,327	$0	$1,327
04/2013		42,387		21,048	MSC	72	0	72
04/2013		70,853		35,184	UAG	121	0	121
04/2013	EUR	6,091		7,956	BRC	148	0	148
04/2013		11,396		14,914	CBK	306	0	306
04/2013		6,730		8,598	DUB	0	(29)	(29)
04/2013		417,161		554,355	GLM	19,617	0	19,617
04/2013		25,758		33,386	HUS	368	0	368
04/2013		17,213		22,694	JPM	629	0	629
04/2013	JPY	1,978,937		22,233	BRC	1,208	0	1,208
04/2013		291,388		3,212	MSC	116	0	116
04/2013		1,978,938		22,198	UAG	1,173	0	1,173
04/2013	MXN	231,712		18,161	BOA	0	(571)	(571)
04/2013		289,607		23,082	HUS	0	(363)	(363)
04/2013		1,446,094		108,832	MSC	0	(8,236)	(8,236)
04/2013		$56,232	BRL	113,239	FBF	0	(193)	(193)
04/2013		20,585		42,387	MSC	391	0	391
04/2013		34,405		70,853	UAG	658	0	658
04/2013		854	EUR	664	BPS	0	(3)	(3)
04/2013		1,263		974	CBK	0	(14)	(14)
04/2013		7,014		5,365	FBF	0	(137)	(137)
04/2013		573		441	RBC	0	(8)	(8)
04/2013		2,361		1,791	RYL	0	(65)	(65)
04/2013		17,331	MXN	222,617	BRC	691	0	691
04/2013		9,784		129,335	CBK	687	0	687
04/2013		493		6,460	DUB	30	0	30
04/2013		1,502		20,123	FBF	127	0	127
04/2013		12,365		162,379	HUS	780	0	780
04/2013		4,860		62,980	JPM	239	0	239
04/2013		70,084		914,136	MSC	3,919	0	3,919
04/2013		16,948		217,670	UAG	674	0	674
05/2013	EUR	468,384		$598,774	BPS	0	(1,738)	(1,738)
05/2013		11,898		15,267	DUB	12	0	12
06/2013	CAD	286,422		278,242	CBK	0	(3,212)	(3,212)
06/2013	EUR	492		647	BPS	17	0	17
06/2013	GBP	28,460		42,976	RYL	0	(252)	(252)
06/2013	MXN	1,252,963		100,439	BOA	0	(258)	(258)
06/2013		1,669,450		129,200	BPS	0	(4,968)	(4,968)
06/2013		212,030		16,953	CBK	0	(87)	(87)
06/2013		97,034		7,486	GLM	0	(313)	(313)
06/2013		851,227		67,773	HUS	0	(638)	(638)
06/2013		1,168,919		91,198	JPM	0	(2,761)	(2,761)
06/2013		784,580		62,732	UAG	0	(323)	(323)
06/2013		$56,941	BRL	113,239	FBF	0	(1,290)	(1,290)
06/2013		22,909	MXN	289,607	HUS	351	0	351
06/2013		66		834	JPM	1	0	1
08/2013		500	IDR	4,961,000	FBF	1	0	1
08/2013		1,800		17,856,000	JPM	5	0	5
09/2013	EUR	200		$251	BOA	0	(5)	(5)
09/2013		30,308		39,472	UAG	709	(139)	570
11/2013		62,244		80,433	FBF	503	0	503
12/2013		121,400		153,231	BOA	0	(2,739)	(2,739)
04/2014		200		253	BPS	0	(5)	(5)
04/2014		1,400		1,774	CBK	0	(27)	(27)
06/2014		300		379	BPS	0	(7)	(7)
06/2014		2,000		2,536	FBF	0	(38)	(38)
07/2014		200		253	BPS	0	(5)	(5)
08/2014		300		380	BPS	0	(7)	(7)

						$34,880	$(28,431)	$6,449

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$20,528	$4,220	$24,748
Corporate Bonds & Notes
Banking & Finance	0	1,661,575	24,720	1,686,295
Industrials	0	299,364	0	299,364
Utilities	0	181,448	0	181,448
Municipal Bonds & Notes
California	0	235,756	0	235,756
Colorado	0	4,168	0	4,168
District of Columbia	0	11,698	0	11,698
Florida	0	5,583	0	5,583
Illinois	0	2,762	0	2,762
Iowa	0	799	0	799
Nebraska	0	7,753	0	7,753
Nevada	0	5,760	0	5,760
New Jersey	0	68,568	0	68,568
New York	0	62,244	0	62,244
Ohio	0	46,911	0	46,911
Texas	0	35,962	0	35,962
Washington	0	20,721	0	20,721
Wisconsin	0	3,692	0	3,692
U.S. Government Agencies	0	3,726,076	0	3,726,076
U.S. Treasury Obligations	0	3,481,750	0	3,481,750
Mortgage-Backed Securities	0	521,443	11,696	533,139
Asset-Backed Securities	0	161,542	18,843	180,385
Sovereign Issues	0	1,487,437	0	1,487,437
Convertible Preferred Securities
Banking & Finance	39,951	0	0	39,951
Preferred Securities
Banking & Finance	0	0	9,002	9,002
Short-Term Instruments
Certificates of Deposit	0	353,088	0	353,088
Commercial Paper	0	69,223	0	69,223
Repurchase Agreements	0	63,147	0	63,147
Mexico Treasury Bills	0	114,579	0	114,579
U.S. Treasury Bills	0	4,845	0	4,845
Central Funds Used for Cash Management Purposes	324,296	0	0	324,296
	$364,247	$12,658,422	$68,481	$13,091,150

Short Sales, at value	$0	$(22,906)	$0	$(22,906)

Financial Derivative Instruments - Assets
Credit Contracts	0	14,832	0	14,832
Foreign Exchange Contracts	0	34,880	0	34,880
Interest Rate Contracts	5,245	6,270	0	11,515
	$5,245	$55,982	$0	$61,227

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(8,860)	0	(8,860)
Foreign Exchange Contracts	0	(28,446)	0	(28,446)
Interest Rate Contracts	(2,970)	(5,850)	(147)	(8,967)

	$(2,970)	$(43,156)	$(147)	$(46,273)

Totals	$366,522	$12,648,342	$68,334	$13,083,198

(ii) There were assets and liabilities valued at $39,951 transferred from Level 2 to Level 1 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (3)
Investments, at value
Bank Loan Obligations	$4,507	$0	$0	$1	$0	$(288)	$0	$0	$4,220	$(288)
Corporate Bonds & Notes
Banking & Finance	24,793	0	(62)	(11)	(1)	1	0	0	24,720	5
Mortgage-Backed Securities	13,060	0	0	(3)	0	(34)	0	(1,327)	11,696	(200)
Asset-Backed Securities	29,649	0	(10,872)	0	0	66	0	0	18,843	45
Preferred Securities
Banking & Finance	9,097	0	0	0	0	(95)	0	0	9,002	(95)

	$81,106	$0	$(10,934)	$(13)	$(1)	$(350)	$0	$(1,327)	$68,481	$(533)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(166)	$0	$0	$0	$0	$19	$0	$0	$(147)	$19

Totals	$80,940	$0	$(10,934)	$(13)	$(1)	$(331)	$0	$(1,327)	$68,334	$(514)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$4,220	Benchmark Pricing	Base Price	96.90
Corporate Bonds & Notes
Banking & Finance	7,673	Benchmark Pricing	Base Price	101.00
	17,047	Third Party Vendor	Broker Quote	104.96
Mortgage-Backed Securities	11,696	Benchmark Pricing	Base Price	113.50
Asset-Backed Securities	18,843	Benchmark Pricing	Base Price	100.13
Preferred Securities
Banking & Finance	9,002	Benchmark Pricing	Base Price	$7,258.66
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(147)	Indicative Market Quotation	Broker Quote	0.16 - 0.19

Total	$68,334

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.4%
AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		$2,939	$2,968
DaVita, Inc.
4.000% due 11/01/2019		200	202
HJ Heinz Co.
3.500% due 03/27/2020		900	909
Springleaf Financial Funding Co.
5.500% due 05/10/2017		200	202

Total Bank Loan Obligations (Cost $4,207)			4,281

CORPORATE BONDS & NOTES 9.4%
BANKING & FINANCE 6.4%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,348
AGFC Capital Trust
6.000% due 01/15/2067		100	81
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,559
Banco Bradesco S.A.
2.390% due 05/16/2014		300	304
Bank of America Corp.
7.625% due 06/01/2019		1,200	1,527
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		200	215
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	619
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		1,200	1,370
5.950% due 01/18/2018		600	700
6.150% due 04/01/2018		200	236
International Lease Finance Corp.
6.500% due 09/01/2014		800	856
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,726
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,415
Murray Street Investment Trust
4.647% due 03/09/2017		200	219
Prudential Covered Trust
2.997% due 09/30/2015		855	892
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	210
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,443
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	436
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	319
SLM Corp.
0.601% due 01/27/2014		400	397
5.000% due 04/15/2015		500	530
6.250% due 01/25/2016		200	219
Standard Chartered PLC
3.950% due 01/11/2023		200	200
Union Bank N.A.
1.233% due 06/06/2014		1,200	1,209
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		600	667
6.902% due 07/09/2020		600	700

			19,397

INDUSTRIALS 2.2%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	706
Altria Group, Inc.
4.750% due 05/05/2021		500	567
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	590
American Airlines Pass-Through Trust
8.625% due 04/15/2023		2,350	2,444
Audatex North America, Inc.
6.750% due 06/15/2018		550	593
Barrick North America Finance LLC
4.400% due 05/30/2021		100	107

DISH DBS Corp.
5.000% due 03/15/2023	200	198
General Electric Co.
2.700% due 10/09/2022	400	401
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020 (b)	400	401
Hewlett-Packard Co.
0.568% due 05/24/2013	300	300
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	134
WMG Acquisition Corp.
6.000% due 01/15/2021	300	316

		6,757

UTILITIES 0.8%
AES Corp.
7.375% due 07/01/2021	1,100	1,282
FirstEnergy Corp.
4.250% due 03/15/2023	400	406
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	860

		2,548

Total Corporate Bonds & Notes (Cost $27,184)		28,702

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,753

Total Convertible Bonds & Notes (Cost $1,800)		1,753

MUNICIPAL BONDS & NOTES 3.9%
CALIFORNIA 1.4%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	3,193
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,206

		4,399

MASSACHUSETTS 1.5%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,503

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	100	122
5.000% due 08/01/2027	100	119

		241

WASHINGTON 0.9%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	2,600	2,701

Total Municipal Bonds & Notes (Cost $10,698)		11,844

U.S. GOVERNMENT AGENCIES 22.0%
Fannie Mae
2.500% due 04/01/2043	9,000	8,926
3.000% due 05/01/2028 - 04/01/2043	3,000	3,113
3.500% due 11/01/2025	165	175
4.000% due 05/01/2028	1,000	1,069
Freddie Mac
1.581% due 10/25/2021 (a)	397	43
4.000% due 04/01/2043	5,000	5,316
4.500% due 03/01/2039 - 04/01/2043	4,056	4,341
5.500% due 06/01/2037 - 08/15/2051	1,101	1,211
Ginnie Mae
2.500% due 04/01/2043	1,000	994
3.000% due 04/01/2043 - 05/01/2043	40,000	41,806

Total U.S. Government Agencies (Cost $66,798)		66,994

U.S. TREASURY OBLIGATIONS 44.9%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,900	1,765
3.000% due 05/15/2042	500	491
3.500% due 02/15/2039	1,000	1,089

6.250% due 08/15/2023 (i)(j)		8,400	11,899
7.125% due 02/15/2023		200	298
7.250% due 08/15/2022		100	149
7.500% due 11/15/2024		400	628
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022		5,901	6,430
0.125% due 07/15/2022		901	984
0.125% due 01/15/2023		1,297	1,402
0.625% due 07/15/2021 (j)		1,124	1,287
0.750% due 02/15/2042		4,789	5,025
1.125% due 01/15/2021 (j)		3,684	4,349
2.000% due 01/15/2026		232	303
2.125% due 02/15/2041		1,157	1,644
2.375% due 01/15/2025		122	164
2.375% due 01/15/2027		913	1,246
U.S. Treasury Notes
0.250% due 11/30/2013		200	200
0.250% due 01/31/2014		1,900	1,902
0.250% due 02/28/2014		900	901
0.250% due 03/31/2014		400	400
0.500% due 11/15/2013		200	201
0.750% due 12/15/2013		300	301
0.875% due 01/31/2017		900	912
1.000% due 01/15/2014		300	302
1.000% due 06/30/2019		400	399
1.000% due 09/30/2019		200	199
1.000% due 11/30/2019		5,200	5,151
1.125% due 12/31/2019		3,400	3,391
1.250% due 02/15/2014 (k)		1,259	1,271
1.250% due 03/15/2014		641	648
1.375% due 02/28/2019		6,000	6,140
1.500% due 12/31/2013		400	404
1.500% due 07/31/2016		2,400	2,486
1.625% due 08/15/2022 (f)		27,100	26,776
1.750% due 05/15/2022		8,100	8,132
2.000% due 11/15/2021		4,100	4,232
2.000% due 02/15/2022		1,400	1,441
2.125% due 08/15/2021 (j)		23,800	24,891
2.625% due 08/15/2020		700	765
3.125% due 05/15/2021		5,700	6,424

Total U.S. Treasury Obligations (Cost $135,401)			137,022

MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Large Loan Trust
2.503% due 11/15/2015		2,624	2,646
BCAP LLC Trust
5.250% due 06/26/2036		933	849
Bear Stearns Adjustable Rate Mortgage Trust
2.882% due 01/25/2035		66	65
CBA Commercial Small Balance Commercial Mortgage
0.454% due 06/25/2038		5,824	3,532
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		806	609
6.000% due 05/25/2037 ^		655	521
First Horizon Alternative Mortgage Securities
2.497% due 06/25/2034		418	415
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		4,734	4,125
Granite Mortgages PLC
0.887% due 09/20/2044	GBP	410	616
Harborview Mortgage Loan Trust
0.613% due 11/19/2034		$112	87
Indymac Index Mortgage Loan Trust
0.414% due 04/25/2046		3,913	3,076
2.613% due 10/25/2034		81	80
JPMorgan Alternative Loan Trust
0.354% due 07/25/2036		335	330
RBSSP Resecuritization Trust
0.454% due 02/26/2037		1,513	1,294
RMAC Securities PLC
0.657% due 06/12/2044	GBP	2,118	2,956
Structured Asset Securities Corp.
5.500% due 09/25/2035		$832	851
Thornburg Mortgage Securities Trust
1.454% due 06/25/2037		191	168
5.750% due 06/25/2037		887	869
Wachovia Bank Commercial Mortgage Trust
0.283% due 06/15/2020		1,055	1,041
WaMu Mortgage Pass-Through Certificates
0.434% due 04/25/2045		162	150
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		1,084	1,087
2.642% due 06/25/2035		780	793

Total Mortgage-Backed Securities (Cost $23,090)			26,160

ASSET-BACKED SECURITIES 12.3%
Access Group, Inc.
1.601% due 10/27/2025		768	780
Asset-Backed Funding Certificates Trust
0.364% due 01/25/2037		4,420	2,388
0.424% due 01/25/2037		3,075	1,676
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,848	2,318
Bear Stearns Asset-Backed Securities Trust
0.404% due 04/25/2037		$1,100	864
1.454% due 08/25/2037		301	249
Belle Haven ABS CDO Ltd.
0.658% due 11/03/2044		384	187
0.698% due 11/03/2044		588	283
Berica ABS SRL
0.513% due 12/30/2055	EUR	1,700	2,114
Chester Asset Receivables Dealings Issuer PLC
0.700% due 04/15/2016	GBP	600	910
Citigroup Mortgage Loan Trust, Inc.
0.344% due 08/25/2036		$137	93
Countrywide Asset-Backed Certificates
0.334% due 06/25/2047		502	493
0.344% due 08/25/2037		4,000	2,694
0.354% due 04/25/2047		1,900	1,424
0.354% due 06/25/2047		3,500	2,660
0.394% due 06/25/2047		4,000	2,692
0.464% due 05/25/2036		171	170
0.484% due 09/25/2036		4,500	2,973
0.554% due 05/25/2036		400	348
5.103% due 05/25/2035		800	767
5.595% due 08/25/2035		600	504
5.884% due 07/25/2036		300	176
Credit-Based Asset Servicing and Securitization LLC
4.602% due 03/25/2037 ^		3,342	1,895
GSAMP Trust
0.434% due 03/25/2047		2,000	829
Huntington CDO Ltd.
0.566% due 11/05/2040		756	688
Morgan Stanley ABS Capital
0.344% due 11/25/2036		290	160
Newcastle CDO Ltd.
0.624% due 12/24/2039		680	634
Penarth Master Issuer PLC
0.853% due 05/18/2015		600	601
Securitized Asset-Backed Receivables LLC
0.969% due 02/25/2034		757	705
Sierra Madre Funding Ltd.
0.583% due 09/07/2039		1,584	1,156
0.603% due 09/07/2039		3,655	2,677
SLM Student Loan Trust
2.350% due 04/15/2039		428	431
Structured Asset Investment Loan Trust
0.564% due 10/25/2035		708	686
Triaxx Prime CDO
0.464% due 10/02/2039		600	429

Total Asset-Backed Securities (Cost $31,836)			37,654

SOVEREIGN ISSUES 7.7%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,485
5.500% due 04/21/2023		3,000	3,673
Autonomous Community of Madrid Spain
4.200% due 09/24/2014	EUR	500	654
4.305% due 03/06/2014		300	394
Junta de Castilla y Leon
6.505% due 03/01/2019		400	539
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	438
10.000% due 12/05/2024		8,060	940
Province of Ontario
3.150% due 06/02/2022	CAD	1,400	1,433
Province of Quebec
2.750% due 08/25/2021		$2,000	2,082
3.500% due 12/01/2022	CAD	500	522
Republic of Germany
0.750% due 09/13/2013	EUR	200	257
1.750% due 06/14/2013		8,000	10,291
Russia Government International Bond
4.500% due 04/04/2022		$400	437

United Kingdom Gilt
1.875% due 11/22/2022 (d)	GBP	120	247

Total Sovereign Issues (Cost $23,118)			23,392

SHORT-TERM INSTRUMENTS 10.3%
COMMERCIAL PAPER 0.9%
Daimler Finance North America LLC
1.070% due 10/11/2013		$2,300	2,294
1.070% due 10/15/2013		300	299

			2,593

REPURCHASE AGREEMENTS 3.8%
Banc of America Securities LLC
0.210% due 04/01/2013		600	600
(Dated 03/28/2013. Collateralized by U.S. Treasury Notes 0.625% due 05/31/2017 valued at $614. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 04/01/2013		462	462
(Dated 03/28/2013. Collateralized by Fannie Mae 2.140% due 11/07/2022 valued at $475. Repurchase proceeds are $462.)
TD Securities (USA) LLC
0.220% due 04/01/2013		10,600	10,600
(Dated 03/28/2013. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $10,813. Repurchase proceeds are $10,600.)

			11,662

U.S. TREASURY BILLS 0.6%
0.070% due 04/18/2013 - 04/25/2013 (c)(h)(j)		1,890	1,890

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 5.0%
PIMCO Short-Term Floating NAV Portfolio		1,512,896	15,139

Total Short-Term Instruments (Cost $31,276)			31,284

PURCHASED OPTIONS (m) 0.3%
(Cost $1,264)			1,036

Total Investments 121.4% (Cost $356,672)			$370,122
Written Options (n) (0.2%) (Premiums $746)			(581)
Other Assets and Liabilities (Net) (21.2%)			(64,582)

Net Assets 100.0%			$304,959

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $148 have been pledged as collateral as of March 31, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	The average amount of borrowings while outstanding during the period ended March 31, 2013 was $2,509 at a weighted average interest rate of 0.033%.

(h)	Securities with an aggregate market value of $290 have been pledged or delivered as collateral for forward settling transactions, such as delayed-delivery or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of March 31, 2013.

(i)	Securities with an aggregate market value of $619 and cash of $7 have been pledged as collateral for the following open futures contracts as of March 31, 2013:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2014	1	$0
90-Day Eurodollar December Futures	Long	12/2015	100	8
90-Day Eurodollar September Futures	Long	09/2014	80	3
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2013	145	(334)
U.S. Treasury 2-Year Note June Futures	Short	06/2013	47	(7)
U.S. Treasury 5-Year Note June Futures	Short	06/2013	132	(77)
U.S. Treasury 10-Year Note June Futures	Long	06/2013	13	7
U.S. Treasury 30-Year Bond June Futures	Short	06/2013	4	(8)

				$(408)

(j)	Centrally cleared swap agreements outstanding as of March 31, 2013:

Securities with an aggregate market value of $4,440 and cash of $98 have been pledged as collateral for the following open centrally cleared swaps as of March 31, 2013:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.BP.HY-17 5-Year Index	(5.000%)	12/20/2016		$48	$(3)	$0
CDX.BP.IG-19 5-Year Index	(1.000%)	12/20/2017		3,000	(26)	(3)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		941	(50)	(87)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		13,200	(563)	(333)
iTraxx Europe 17 Index	(1.000%)	06/20/2017	EUR	15,000	62	43
iTraxx Europe 18 Index	(1.000%)	12/20/2017		17,600	155	(2)
iTraxx Europe 19 Index	(1.000%)	06/20/2018		3,100	49	8
iTraxx Europe 9 Index	(1.750%)	06/20/2018		2,700	(45)	6
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017		800	(35)	(1)

					$(456)	$(369)

Credit Default Swaps on Credit Indices -Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$3,000	$26	$(1)
CDX.IG-19 5-Year Index	1.000%	12/20/2017	13,000	114	15

				$140	$14

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	1,800	$15	$21
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		200	6	6
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		200	2	1
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		5,900	17	34
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		200	2	3
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		200	2	3
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		2,500	106	48
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$10,400	(50)	(8)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		11,800	19	(66)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		9,400	(213)	(152)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		25,700	200	(220)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		5,000	80	71
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		5,000	288	65
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	500	(24)	(10)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,900	(75)	(56)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	0	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	29	23
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,900	9	(3)
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	3,300	(240)	(240)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		9,900	(241)	(81)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		1,500	(80)	(63)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	360,000	(17)	(33)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		1,050,000	(322)	(197)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		200,000	(165)	29
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		100,000	(8)	(5)

						$(660)	$(830)

(k)	Securities with an aggregate market value of $330 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of March 31, 2013.

(l)	OTC swap agreements outstanding as of March 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.012%		$100	$(1)	$0	$(1)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		100	(2)	(1)	(1)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.504%		100	(2)	(1)	(1)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.448%	EUR	200	5	9	(4)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.699%		200	9	3	6
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.507%		300	8	31	(23)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.448%		300	7	13	(6)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.507%		200	6	21	(15)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	0.991%		$3,000	(7)	425	(432)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.840%		200	(1)	2	(3)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.615%		100	(2)	0	(2)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.840%		800	(6)	(2)	(4)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.615%		100	(1)	1	(2)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.952%		400	(1)	(4)	3
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.438%		300	(7)	(2)	(5)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.299%		400	(11)	(10)	(1)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.339%		100	(3)	(2)	(1)
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.389%		100	(3)	(3)	0
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.339%		100	(3)	(2)	(1)
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.389%		100	(3)	(3)	0
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.403%		200	(6)	(6)	0
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.176%		400	3	18	(15)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.244%		100	1	4	(3)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.242%		100	2	3	(1)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.242%		100	1	3	(2)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.380%		200	(7)	(6)	(1)
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.959%	EUR	200	0	4	(4)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.705%		$300	(3)	4	(7)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.886%	EUR	100	7	9	(2)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.886%		100	7	7	0
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.086%		$100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.344%		100	(3)	(2)	(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.255%		100	(3)	(2)	(1)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.316%		300	(9)	(8)	(1)
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.278%		100	(3)	(2)	(1)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.390%		200	(6)	(6)	0
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.207%		200	(8)	(7)	(1)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.154%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.156%		100	(3)	(3)	0
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	4.020%	EUR	100	25	10	15
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.732%		$200	(3)	3	(6)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.732%		100	(1)	1	(2)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.003%		100	0	(1)	1
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.444%		300	(6)	(1)	(5)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.523%		400	7	21	(14)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.523%		100	2	6	(4)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.631%		500	(9)	(10)	1
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.705%		200	(3)	(3)	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.586%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.631%		100	(2)	(2)	0
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.486%		100	(2)	(3)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.631%		100	(2)	(2)	0
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.586%		300	(5)	(5)	0
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.781%		1,500	(15)	11	(26)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.829%		300	(3)	0	(3)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.728%		100	(1)	1	(2)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.781%		200	(2)	3	(5)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.829%		200	(2)	1	(3)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.470%		200	(4)	3	(7)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.555%		800	(14)	(3)	(11)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.591%		400	(7)	(3)	(4)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.711%		400	(5)	(1)	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.470%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.655%		200	(3)	2	(5)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.555%		200	(3)	(1)	(2)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.175%		300	(12)	(11)	(1)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.175%		200	(7)	(7)	0
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.374%		200	(6)	(6)	0
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.850%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.850%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.749%		100	(1)	1	(2)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.850%		100	(1)	(1)	0
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.054%		100	0	0	0
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.703%		300	(5)	(3)	(2)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.703%		200	(2)	(1)	(1)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.752%		100	(1)	(1)	0
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.463%		100	(2)	0	(2)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.703%		600	(8)	(3)	(5)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.271%		200	(7)	(6)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.397%		200	(5)	(5)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.366%		300	(8)	(9)	1
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.601%		100	(2)	(2)	0
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.966%		100	0	0	0
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.966%		100	0	0	0
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.894%	EUR	200	(1)	3	(4)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.450%		$200	(6)	(6)	0
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.371%		200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.313%		100	(3)	(4)	1
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.371%		300	(9)	(10)	1
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.658%		100	(1)	1	(2)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.658%		100	(1)	1	(2)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.068%	EUR	200	0	6	(6)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.068%		100	0	3	(3)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.068%		100	0	3	(3)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.583%		$100	(1)	(1)	0
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.717%		100	(2)	0	(2)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.717%		200	(2)	1	(3)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.717%		100	(1)	1	(2)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.400%		400	5	7	(2)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.400%		100	2	2	0
Target Corp.	BOA	(1.000%	)	09/20/2016	0.254%		100	(3)	(2)	(1)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.296%		900	(26)	(22)	(4)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.314%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.342%		500	(15)	(14)	(1)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.314%		200	(6)	(6)	0
Target Corp.	GST	(1.000%	)	03/20/2018	0.387%		200	(6)	(6)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.254%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.227%		100	(2)	(2)	0
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.858%	EUR	100	(1)	3	(4)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.858%		100	(1)	3	(4)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.194%		$100	(3)	(3)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.254%		100	(3)	(3)	0
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.248%		400	(14)	(13)	(1)
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.187%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.300%		400	(12)	(13)	1
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.586%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.429%		100	(2)	1	(3)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.472%		100	(2)	2	(4)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.429%		300	(6)	4	(10)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.472%		100	(2)	3	(5)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.472%		200	(4)	5	(9)
Whirlpool Corp.	FBF	(1.000%	)	12/20/2017	0.964%		2,500	(6)	51	(57)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.879%		100	(1)	2	(3)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.587%		400	(9)	(8)	(1)

								$(354)	$416	$(770)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	0.494%	$100	$2	$(5)	$7
Safeway, Inc.	BOA	1.000%	12/20/2022	2.929%	100	(16)	(24)	8

						$(14)	$(29)	$15

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046		$186	$57	$75	$(18)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		93	28	38	(10)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		93	29	38	(9)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		91	42	47	(5)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		182	84	94	(10)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		273	126	141	(15)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	76	35	41
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	26	123	(97)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		2,500	11	28	(17)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		1,000	(70)	4	(74)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		500	(35)	(8)	(27)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	22	35	(13)
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	18	20	(2)
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	(1)	5	(6)

							$410	$690	$(280)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		$100	$(3)	$(12)	$9
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	4,500	(76)	(165)	89

						$(79)	$(177)	$98

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	7,700	$(42)	$(19)	$(23)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		9,100	(46)	(19)	(27)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		1,800	(8)	(3)	(5)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		34,600	(113)	(22)	(91)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		10,000	(31)	(2)	(29)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		400	(1)	0	(1)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,100	(1)	10	(11)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		1,500	(2)	0	(2)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		1,600	(2)	0	(2)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,400	5	9	(4)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,400	19	33	(14)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	68	2	66
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	57	3	54
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		8,700	(67)	0	(67)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		4,200	(33)	7	(40)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		300	(2)	0	(2)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		3,000	(19)	(10)	(9)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		3,000	(19)	(11)	(8)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		1,600	(5)	12	(17)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		2,500	(12)	(4)	(8)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		1,800	(1)	14	(15)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		4,900	6	48	(42)
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	1,700	105	8	97
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	104	12	92
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	233	20	213
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	222	19	203
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		100	0	1	(1)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		300	5	1	4
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	142	39	103
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	33	10	23

							$595	$158	$437

(m)	Purchased options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.950%	04/29/2013	$8,000	$14	$14
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	0.950%	06/10/2013	7,600	8	17
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	1,300	2	1
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	2,400	4	2
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.860%	04/29/2013	300	2	2
Call - OTC 30-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	2.900%	04/22/2013	5,000	33	31
Call - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.900%	04/22/2013	5,100	34	32
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.270%	04/29/2013	1,600	21	4
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013	5,100	240	204
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.860%	04/29/2013	300	2	2
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.050%	06/11/2013	2,700	48	63
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.250%	06/18/2013	3,600	81	41
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016	1,900	87	80
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	3,300	263	291

							$839	$784

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	100.750%	04/17/2013	$1,400	$25	$1
Put - OTC CDX.HY-19 5-Year Index	BOA	Buy	104.000%	04/17/2013	600	4	5
Put - OTC CDX.HY-19 5-Year Index	GST	Buy	104.000%	04/17/2013	600	5	4
Put - OTC CDX.HY-19 5-Year Index	MYC	Buy	104.000%	04/17/2013	1,200	9	9

						$43	$19

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	CBK		$1.295	04/02/2013	EUR	1,900	$64	$26
Put - OTC GBP versus USD	MSX		1.560	04/16/2013	GBP	1,200	11	49
Put - OTC USD versus BRL	GLM	BRL	1.956	02/13/2014		$900	13	7
Put - OTC USD versus BRL	MSX		1.956	02/13/2014		1,200	16	10
Put - OTC USD versus BRL	JPM		1.956	02/13/2014		1,396	19	12
Put - OTC USD versus BRL	BOA		1.956	02/13/2014		596	8	5
Call - OTC USD versus CNY	DUB	CNY	6.336	04/11/2013		3,400	44	0
Call - OTC USD versus CNY	JPM		6.420	09/11/2013		1,000	10	1
Call - OTC USD versus CNY	FBF		6.420	09/11/2013		1,000	10	1
Put - OTC USD versus CNY	FBF		6.420	09/11/2013		1,000	10	21
Put - OTC USD versus CNY	JPM		6.420	09/11/2013		1,000	10	21
Call - OTC USD versus CNY	DUB		6.552	10/11/2013		1,500	8	1
Call - OTC USD versus CNY	HUS		6.354	11/04/2013		1,800	18	4
Call - OTC USD versus CNY	HUS		6.272	01/13/2014		900	9	8
Call - OTC USD versus CNY	UAG		6.410	02/26/2014		791	3	2
Call - OTC USD versus CNY	CBK		6.410	02/26/2014		1,518	5	4
Call - OTC USD versus CNY	BRC		6.410	02/26/2014		1,592	6	4
Put - OTC USD versus INR	JPM	INR	53.000	09/02/2013		768	8	4
Put - OTC USD versus INR	JPM		53.500	02/28/2014		768	11	8
Put - OTC USD versus RUB	UAG	RUB	30.000	02/13/2014		1,000	14	6
Put - OTC USD versus RUB	HUS		30.000	02/13/2014		2,100	28	13
Put - OTC USD versus RUB	FBF		30.000	02/13/2014		2,900	41	18
Put - OTC USD versus RUB	CBK		30.000	02/13/2014		200	3	1

							$369	$226

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Volatility S&P 500 Index	20.000	04/17/2013	240	$13	$7

(n)	Written options outstanding as of March 31, 2013:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,100	$13	$(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		2,000	3	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,600	3	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,000	6	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Pay	0.850%	04/24/2013		1,300	2	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		$1,400	4	0
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		1,300	2	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.350%	04/29/2013		8,000	20	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		4,300	9	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.350%	06/10/2013		7,600	18	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		16,100	51	(49)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.300%	04/29/2013		4,600	11	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	96	(90)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	264	(247)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013	EUR	2,500	11	0
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,500	24	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		600	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,500	8	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.500%	06/03/2013		400	2	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	8	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.920%	04/29/2013		$700	2	(2)
Call - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	1.960%	04/22/2013		11,100	28	(36)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	1	(1)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(1)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,600	3	(6)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,600	10	(5)
Call - OTC 10-Year Interest
Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.960%	04/22/2013		11,400	30	(37)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	(3)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(2)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.920%	04/29/2013		700	2	(2)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,800	7	(7)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	14	(6)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,500	17	(17)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,500	17	(17)

								$700	$(544)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	87.900	06/20/2013	$1,500	$5	$(6)

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOE Volatility S&P 500 Index	15.000	04/17/2013	240	$31	$(21)

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 3.500% due 05/01/2043	GSC	$105.875	05/06/2013	$4,000	$10	$(10)

(o)	Short sales outstanding as of March 31, 2013:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	2.500%	04/01/2028	$1,000	$1,032	$(1,038)
Fannie Mae	3.500%	04/01/2028	18,000	19,027	(19,086)
Fannie Mae	3.500%	04/01/2043	34,400	36,023	(36,335)
Fannie Mae	4.000%	04/01/2043	5,000	5,304	(5,332)
Ginnie Mae	3.500%	05/01/2043	25,000	26,719	(26,816)
Ginnie Mae	4.000%	05/01/2043	4,000	4,343	(4,352)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	1,961	(2,022)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,299	(4,438)
U.S. Treasury Bonds	3.875%	08/15/2040	1,200	1,370	(1,397)
U.S. Treasury Bonds	4.625%	02/15/2040	800	1,018	(1,048)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,746	(2,752)
U.S. Treasury Notes	1.625%	11/15/2022	1,400	1,353	(1,386)
U.S. Treasury Notes	2.000%	02/15/2022	1,200	1,215	(1,238)

				$106,410	$(107,241)

(6)	Market value includes $52 of interest payable on short sales.

(p)	Foreign currency contracts outstanding as of March 31, 2013:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
04/2013	BRL	1,324		$668	BOA	$13	$0	$13
04/2013		396		200	BPS	4	0	4
04/2013		46		23	BRC	0	0	0
04/2013		232		117	DUB	2	0	2
04/2013		5,826		2,962	FBF	79	0	79
04/2013		682		345	GLM	7	0	7
04/2013		802		405	HUS	8	0	8
04/2013		296		149	JPM	3	0	3
04/2013		1,070		541	MSC	12	0	12
04/2013		9,859		4,906	UAG	27	0	27
04/2013	EUR	464		606	BPS	11	0	11
04/2013		11,588		15,399	GLM	545	0	545
04/2013		318		414	JPM	7	0	7
04/2013	GBP	1,529		2,312	BRC	0	(11)	(11)
04/2013		6,058		9,146	DUB	0	(59)	(59)
04/2013		747		1,113	JPM	0	(22)	(22)
04/2013	JPY	101,990		1,146	BRC	62	0	62
04/2013		30,567		324	CBK	0	0	0
04/2013		32,021		343	HUS	2	0	2
04/2013		22,906		245	JPM	2	0	2
04/2013		101,991		1,144	UAG	60	0	60
04/2013	MXN	8,266		632	JPM	0	(37)	(37)
04/2013		5,189		406	UAG	0	(14)	(14)
04/2013	RUB	11,792		381	HUS	3	0	3
04/2013		12,520		404	JPM	3	0	3
04/2013	TRY	3,456		1,914	JPM	11	0	11
04/2013		$657	BRL	1,324	BOA	0	(2)	(2)
04/2013		197		396	BPS	0	(1)	(1)
04/2013		23		46	BRC	0	0	0
04/2013		115		232	DUB	0	0	0
04/2013		2,907		5,826	FBF	0	(24)	(24)
04/2013		338		682	GLM	0	(1)	(1)
04/2013		398		802	HUS	0	(1)	(1)
04/2013		147		296	JPM	0	(1)	(1)
04/2013		531		1,070	MSC	0	(2)	(2)
04/2013		4,824		9,859	UAG	77	(23)	54
04/2013		169	EUR	131	FBF	0	(1)	(1)
04/2013		436		339	RYL	0	(1)	(1)
04/2013		151	GBP	100	JPM	1	0	1
04/2013		1,827		1,198	RYL	0	(7)	(7)
04/2013		180	JPY	17,290	BPS	3	0	3
04/2013		1,019	MXN	13,455	HUS	70	0	70
04/2013		540	RUB	16,754	GLM	0	(4)	(4)
05/2013	AUD	13,859		$14,194	BOA	0	(204)	(204)
05/2013		86		88	CBK	0	(1)	(1)
05/2013	EUR	11,900		15,213	BPS	0	(44)	(44)
05/2013	GBP	7,036		10,630	UAG	0	(60)	(60)
05/2013	HUF	45,374		199	BRC	9	0	9
05/2013		244,370		1,111	GLM	87	0	87
05/2013		46,235		203	HUS	9	0	9
05/2013		44,633		196	MSC	9	0	9
05/2013		43,531		191	UAG	9	0	9
06/2013	BRL	3,138		1,564	UAG	21	0	21
06/2013	CAD	1,919		1,864	RYL	0	(22)	(22)
06/2013	EUR	100		127	CBK	0	(1)	(1)
06/2013		3,000		3,878	JPM	31	0	31
06/2013		4,900		6,205	UAG	0	(79)	(79)
06/2013		$2,797	BRL	5,541	FBF	0	(73)	(73)
06/2013		403	MXN	5,189	UAG	14	0	14
08/2013		8,418	CNY	52,831	BRC	0	(12)	(12)
09/2013	EUR	200		$248	JPM	0	(8)	(8)
10/2013		324		393	JPM	0	(23)	(23)
10/2013		$422	EUR	324	JPM	0	(6)	(6)
02/2014	BRL	310		$149	BOA	3	0	3
02/2014		467		225	GLM	5	0	5
02/2014		415		200	JPM	4	0	4
02/2014		$149	BRL	310	BOA	0	(3)	(3)
02/2014		200		415	BPS	0	(4)	(4)
02/2014		225		467	GLM	0	(5)	(5)
03/2014	RUB	6,154		$189	CBK	2	0	2
03/2014		6,155		189	FBF	1	0	1
03/2014		6,270		193	UAG	2	0	2
03/2014		$380	RUB	12,380	GLM	0	(3)	(3)
03/2014		190		6,189	JPM	0	(2)	(2)
04/2014		1,248	CNY	7,915	CBK	6	0	6
10/2016	JPY	120,988		$1,710	DUB	373	0	373

						$1,597	$(761)	$836

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2013
Investments, at value
Bank Loan Obligations	$0	$4,281	$0	$4,281
Corporate Bonds & Notes
Banking & Finance	0	19,182	215	19,397
Industrials	0	4,313	2,444	6,757
Utilities	0	2,548	0	2,548
Convertible Bonds & Notes
Industrials	0	1,753	0	1,753
Municipal Bonds & Notes
California	0	4,399	0	4,399
Massachusetts	0	4,503	0	4,503
New York	0	241	0	241
Washington	0	2,701	0	2,701
U.S. Government Agencies	0	66,544	450	66,994
U.S. Treasury Obligations	0	137,022	0	137,022
Mortgage-Backed Securities	0	25,311	849	26,160
Asset-Backed Securities	0	37,654	0	37,654
Sovereign Issues	0	23,392	0	23,392
Short-Term Instruments
Commercial Paper	0	2,593	0	2,593
Repurchase Agreements	0	11,662	0	11,662
U.S. Treasury Bills	0	1,890	0	1,890
Central Funds Used for Cash Management Purposes	15,139	0	0	15,139
Purchased Options
Credit Contracts	0	19	0	19
Equity Contracts	0	7	0	7
Foreign Exchange Contracts	0	226	0	226
Interest Rate Contracts	0	781	3	784
	$15,139	$351,022	$3,961	$370,122

Short Sales, at value	$0	$(107,241)	$0	$(107,241)

Financial Derivative Instruments - Assets
Credit Contracts	0	258	0	258
Foreign Exchange Contracts	0	1,597	0	1,597
Interest Rate Contracts	18	1,159	0	1,177
	$18	$3,014	$0	$3,032

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,550)	0	(1,550)
Equity Contracts	0	(21)	0	(21)
Foreign Exchange Contracts	0	(767)	0	(767)
Interest Rate Contracts	(426)	(2,106)	0	(2,532)

	$(426)	$(4,444)	$0	$(4,870)

Totals	$14,731	$242,351	$3,961	$261,043

(ii) There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$209	$0	$0	$0	$0	$6	$0	$0	$215	$6
Industrials	2,438	0	0	(1)	0	7	0	0	2,444	7
U.S. Government Agencies	453	0	0	0	0	(3)	0	0	450	(3)
Mortgage-Backed Securities	862	0	(31)	1	4	13	0	0	849	13
Asset-Backed Securities	4,522	0	(221)	16	83	332	0	(4,732)	0	0
Purchased Options
Interest Rate Contracts	0	6	0	0	0	(3)	0	0	3	(3)

Totals	$8,484	$6	$(252)	$16	$87	$352	$0	$(4,732)	$3,961	$20

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$215	Third Party Vendor	Broker Quote	107.50
Industrials	2,444	Third Party Vendor	Broker Quote	104.00
U.S. Government Agencies	450	Benchmark Pricing	Base Price	113.00
Mortgage-Backed Securities	849	Third Party Vendor	Broker Quote	91.00
Purchased Options
Interest Rate Contracts	3	Indicative Market Quotation	Broker Quote	0.08

Total (1)	$3,961

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO, PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET PORTFOLIO (“Commodity Portfolios”)

PIMCO Cayman Commodity Portfolio I, II and IV Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2013 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I Ltd.	7/21/2006	8/1/2006	$732,259	$136,162	18.6%
PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Portfolio IV Ltd.	2/24/2012	3/29/2012	47,273	2,544	5.4%
PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	1/14/2009	1,882,409	100,271	5.3%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2013, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the Prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of March 31, 2013, the aggregate cost and the net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amounts in thousands):

Portfolio Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Portfolio	$1,442,777	$74,991	$(4,291)	$70,700
PIMCO CommodityRealReturn® Strategy Portfolio	1,311,844	11,335	(2,916)	8,419
PIMCO Emerging Markets Bond Portfolio	356,442	34,059	(2,454)	31,605
PIMCO Foreign Bond Portfolio (Unhedged)	52,705	1,624	(519)	1,105
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	72,373	2,375	(1,361)	1,014
PIMCO Global Advantage® Strategy Bond Portfolio	213,071	3,560	(2,430)	1,130
PIMCO Global Bond Portfolio (Unhedged)	541,823	29,412	(4,486)	24,926
PIMCO Global Diversified Allocation Portfolio	152,798	1,337	(1,692)	(355)
PIMCO Global Multi-Asset Managed Volatility Portfolio	54,496	976	(375)	601
PIMCO Global Multi-Asset Portfolio	2,420,997	56,637	(30,691)	25,946
PIMCO High Yield Portfolio	1,076,708	69,429	(4,137)	65,292
PIMCO Long-Term U.S. Government Portfolio	257,203	2,513	(3,391)	(878)
PIMCO Low Duration Portfolio	2,459,358	31,190	(8,327)	22,863
PIMCO Money Market Portfolio	47,062	—	—	—
PIMCO Real Return Portfolio	6,895,349	27,275	(33,919)	(6,644)
PIMCO Short-Term Portfolio	121,645	828	(147)	681
PIMCO Total Return Portfolio	12,718,844	413,652	(41,346)	372,306
PIMCO Unconstrained Bond Portfolio	356,910	14,372	(1,160)	13,212

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals.

4. RELATED PARTY TRANSACTIONS

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2013 (amounts in thousands):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$46,664	$0	$(9,536)	$(542)	$1,231	$37,817	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	24,007	60	(12,165)	(1,967)	1,882	11,817	60	0
PIMCO Convertible Fund	24,767	165	(8,355)	2,978	(1,864)	17,691	165	0
PIMCO Credit Absolute Return Fund	11,607	16	0	0	176	11,799	16	0
PIMCO Diversified Income Fund	52,910	19,266	0	0	(465)	71,711	743	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	113,330	0	0	0	(3,378)	109,952	0	0
PIMCO Emerging Local Bond Fund	98,501	6,556	0	0	(1,328)	103,729	1,126	0
PIMCO Emerging Markets Bond Fund	55,478	663	0	0	(1,337)	54,804	663	0
PIMCO Emerging Markets Corporate Bond Fund	16,843	157	0	0	(84)	16,916	157	0
PIMCO Emerging Markets Currency Fund	101,119	561	(667)	(32)	31	101,012	507	0
PIMCO EqS Pathfinder Fund®	25,049	0	0	0	1,232	26,281	0	0
PIMCO EqS® Dividend Fund	2,893	23	0	0	199	3,115	23	0
PIMCO EqS® Long/Short Fund	4,770	0	0	0	601	5,371	0	0
PIMCO Floating Income Fund	77,438	912	0	0	(177)	78,173	912	0
PIMCO Foreign Bond Fund (Unhedged)	33,203	159	0	0	(1,466)	31,896	159	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	48,048	750	0	0	766	49,564	750	0
PIMCO Fundamental IndexPLUS®AR Fund	2,249	34	0	0	268	2,551	34	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	1,087	0	0	0	(7)	1,080	0	0
PIMCO Global Advantage® Strategy Bond Fund	40,211	185	0	0	(482)	39,914	185	0
PIMCO High Yield Fund	92,314	1,387	0	0	674	94,375	1,387	0
PIMCO High Yield Spectrum Fund	68,995	1,077	0	0	953	71,025	1,077	0
PIMCO Income Fund	135,433	12,610	0	0	1,982	150,025	1,918	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	57,152	343	0	0	1,135	58,630	343	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,698	48	0	0	433	6,179	48	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,485	7	0	0	52	1,544	7	0
PIMCO Investment Grade Corporate Bond Fund	36,069	6,693	0	0	77	42,839	401	0
PIMCO Long Duration Total Return Fund	15,752	20,526	0	0	(319)	35,959	235	0
PIMCO Long-Term Credit Fund	46,909	3,205	0	0	(425)	49,689	623	0
PIMCO Long-Term U.S. Government Fund	9,750	4,496	0	0	(223)	14,023	78	0
PIMCO Low Duration Fund	15	0	0	0	0	15	0	0
PIMCO Real Return Asset Fund	1,892	1	0	0	(30)	1,863	1	0
PIMCO Real Return Fund	331	0	(322)	24	(26)	7	0	0
PIMCO RealEstateRealReturn Strategy Fund	17,963	123	(5,933)	258	604	13,015	122	0
PIMCO Senior Floating Rate Fund	27,959	4,240	0	0	311	32,510	284	0
PIMCO Short-Term Floating NAV Portfolio	7	29,301	(28,500)	(1)	0	807	1	0
PIMCO Short-Term Fund	137	1	0	0	0	138	0	0
PIMCO Small Cap StocksPLUS® AR Fund	941	6	0	0	114	1,061	6	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,560	37	0	0	1,067	9,664	37	0
PIMCO StocksPLUS® Absolute Return Fund	2,887	0	0	0	313	3,200	0	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	48,328	19,849	(41,707)	(1,018)	1,017	26,469	258	0
PIMCO Unconstrained Bond Fund	50,107	17,142	0	0	331	67,580	133	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	12,155	45,500	0	0	(529)	57,126	0	0

Totals	$1,421,013	$196,099	$(107,185)	$(300)	$3,309	$1,512,936	$12,459	$0

PIMCO Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Broad U.S TIPS Index Exchange-Traded Fund	$8,723	$6,284	$0	$0	$(46)	$14,961	$0	$0
PIMCO EqS Pathfinder Fund®	22,179	14,123	0	0	1,260	37,562	0	0
PIMCO EqS® Emerging Markets Fund	4,454	3,118	0	0	(71)	7,501	0	0
PIMCO Global Advantage® Strategy Bond Fund	8,781	6,362	0	0	(137)	15,006	53	0
PIMCO Short-Term Floating NAV Portfolio	21,817	15,924	(900)	(1)	2	36,842	24	0
PIMCO Total Return Fund IV	17,555	12,277	0	0	126	29,958	95	0

Totals	$83,509	$58,088	$(900)	$(1)	$1,134	$141,830	$172	$0

PIMCO Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$1,384	$516	$0	$0	$(24)	$1,876	$18	$0
PIMCO Emerging Markets Bond Fund	125	0	(125)	5	(5)	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	1,560	298	(900)	16	(27)	947	13	0
PIMCO EqS Pathfinder Fund®	3,431	584	(1,120)	37	112	3,044	0	0
PIMCO EqS® Dividend Fund	995	1,788	0	0	284	3,067	18	0
PIMCO EqS® Emerging Markets Fund	1,744	614	0	0	(19)	2,339	0	0
PIMCO Global Advantage® Strategy Bond Fund	246	0	(246)	5	(5)	0	0	0
PIMCO Global Bond Fund Unhedged	125	0	(125)	(3)	3	0	0	0
PIMCO Income Fund	1,554	3,345	0	0	26	4,925	47	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	178	0	(178)	2	(2)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	649	394	0	0	1	1,044	10	0
PIMCO Real Return Fund	495	131	0	0	0	626	2	0
PIMCO RealEstateRealReturn Strategy Fund	88	1	0	0	5	94	1	0
PIMCO Short-Term Floating NAV Portfolio	5,408	15,704	(19,400)	(7)	7	1,712	4	0
PIMCO StocksPLUS® Fund	2,516	424	(400)	12	262	2,814	17	0
PIMCO Total Return Fund	519	88	0	0	0	607	4	0
PIMCO Unconstrained Bond Fund	3,106	1,070	0	0	22	4,198	9	0

Totals	$24,123	$24,957	$(22,494)	$67	$640	$27,293	$143	$0

PIMCO Global Multi-Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$79,195	$849	$(3,000)	$(50)	$(928)	$76,066	$849	$0
PIMCO Emerging Markets Bond Fund	7,093	0	(7,105)	807	(795)	0	9	0
PIMCO Emerging Markets Corporate Bond Fund	81,365	577	(43,500)	2,152	(2,563)	38,031	577	0
PIMCO EqS Pathfinder Fund®	190,322	0	(70,300)	320	7,185	127,527	0	0
PIMCO EqS® Dividend Fund	60,294	62,651	0	0	6,061	129,006	808	0
PIMCO EqS® Emerging Markets Fund	97,573	0	(4,000)	(766)	529	93,336	0	0
PIMCO Global Advantage® Strategy Bond Fund	14,039	0	(14,034)	998	(1,003)	0	5	0
PIMCO Global Bond Fund (Unhedged)	6,990	0	(6,942)	163	(211)	0	4	0
PIMCO Income Fund	84,341	114,024	0	0	1,343	199,708	2,124	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,397	0	(11,380)	748	(765)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	36,177	11,861	0	0	38	48,076	461	0
PIMCO Real Return Fund	29,413	82	0	0	(48)	29,447	82	0
PIMCO RealEstateRealReturn Strategy Fund	3,926	38	0	0	225	4,189	38	0
PIMCO Short-Term Floating NAV Portfolio	49,940	342,842	(327,500)	(2)	1	65,281	42	0
PIMCO StocksPLUS® Fund	143,702	791	(28,400)	2,170	11,570	129,833	790	0
PIMCO Total Return Fund	28,437	171	0	0	0	28,608	171	0
PIMCO Unconstrained Bond Fund	169,075	385	0	0	1,031	170,490	385	0

Totals	$1,093,279	$534,270	$(516,161)	$6,540	$21,670	$1,139,598	$6,344	$0

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Portfolio Name	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommodityReal- Return® Strategy Portfolio	$148,147	$400,447	$(212,800)	$(29)	$63	$335,828	$47	$0
PIMCO Emerging Markets Bond Portfolio	4,932	39,904	(39,130)	1	0	5,707	4	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,919	19,205	(13,600)	0	1	7,525	5	0
PIMCO Foreign Bond Portfolio (Unhedged)	1,514	22,403	(16,700)	0	1	7,218	4	0
PIMCO Global Advantage® Strategy Bond Portfolio	28,418	41,227	(43,400)	(42)	41	26,244	27	0
PIMCO High Yield Portfolio	105,401	63,285	(63,800)	(98)	100	104,888	85	0
PIMCO Long-Term U.S. Government Portfolio	62,545	66,417	(64,700)	(9)	14	64,267	18	0
PIMCO Low Duration Portfolio	1	0	0	0	0	1	0	0
PIMCO Real Return Portfolio	1,180,337	1,897,443	(1,405,800)	(611)	738	1,672,107	243	0
PIMCO Short-Term Portfolio	4	0	0	0	0	4	0	0
PIMCO Total Return Portfolio	11	1	0	0	0	12	0	0
PIMCO Unconstrained Bond Portfolio	8,331	25,608	(18,800)	(1)	1	15,139	8	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Low Duration Portfolio	$109,664	$197,272	$(146,800)	$(25)	$0	$160,111	$172	$0
PIMCO Short-Term Portfolio	11,003	6,364	(6,700)	(2)	0	10,665	14	0
PIMCO Total Return Portfolio	140,220	1,135,718	(951,500)	(172)	18	324,284	718	0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBS	RBS Securities, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBA	Commonwealth Bank of Australia	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
GBP	British Pound	ILS	Israeli Shekel	ZAR	South African Rand
CAD	Canadian Dollar	JPY	Japanese Yen	KRW	South Korean Won
CLP	Chilean Peso	MYR	Malaysian Ringgit	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	CHF	Swiss Franc
COP	Colombian Peso	NZD	New Zealand Dollar	TWD	Taiwanese Dollar
CZK	Czech Koruna	NOK	Norwegian Krone	THB	Thai Baht
DKK	Danish Krone	PEN	Peruvian New Sol	TRY	Turkish New Lira
EUR	Euro	PLN	Polish Zloty	USD	United States Dollar
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOE	Chicago Board Options Exchange	LME	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
NGCAL19	2019 Calendar Natural Gas	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JMABNICP	JPMorgan Nic P Custom Index
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBS	Dow Jones-UBS Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	PLTMLNPM	London Platinum & Palladium Market PM Fix
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	CVICSTR3	Dow Jones-UBS Customized Post Roll Index	MLCIPP2T	Merrill Lynch MLCIPP2T
CDX.EM	Credit Derivatives Index - Emerging Markets	FRCPXTOB	France Consumer Price ex-Tobacco Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	GSCI	Goldman Sachs Commodity Index	RPI	Retail Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC0	JPMorgan Nic 0 Custom Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
ENHGD84T	Dow Jones-AIG E84 Total Return			MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
AGM	Assured Guaranty Municipal	MBIA	Municipal Bond Investors Assurance	ST	State
VA	Department of Veterans Affairs

Other Abbreviations:
AID	Agency International Development	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	oz.	Ounce
BBR	Bank Bill Rate	ETN	Exchange Traded Notes	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	FFR	Federal Funds Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BABs	Build America Bonds	FSB	Federal Savings Bank	WTI	West Texas Intermediate
CBO	Collateralized Bond Obligation	JSC	Joint Stock Company	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 29, 2013

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2013